UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL		60515
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2013 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio (PIZ)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.7%
103,286	Caltex Australia Ltd.	$1,734,305
197,155	Computershare Ltd.	1,730,442
91,272	CSL Ltd.	5,411,931
561,112	Goodman Group REIT	2,376,851
109,265	Ramsay Health Care Ltd.	3,611,546
224,880	Seek Ltd.	1,903,149
		16,768,224
	Belgium - 0.9%
26,488	Anheuser-Busch InBev NV	2,545,756

	Canada - 4.2%
51,857	Keyera Corp.	2,898,403
56,576	Methanex Corp.	2,699,336
44,955	Open Text Corp.	3,174,246
60,703	Peyto Exploration & Development Corp.	1,744,241
34,891	Vermilion Energy, Inc.	1,869,700
		12,385,926
	Denmark - 3.4%
46,677	Coloplast A/S, Class B	2,723,552
19,154	Novo Nordisk A/S, Class B	3,234,125
58,133	Novozymes A/S, Class B	1,989,019
71,993	Topdanmark A/S(a)	2,020,856
		9,967,552
	Finland - 1.2%
21,730	Kone Oyj, Class B	1,612,949
44,511	Sampo Oyj, Class A	1,948,066
		3,561,015
	France - 4.6%
26,297	Arkema SA	2,631,107
18,439	Iliad SA	4,342,278
8,486	Kering	1,939,246
41,480	Safran SA	2,431,197
15,002	Zodiac Aerospace	2,176,305
		13,520,133
	Germany - 5.9%
21,215	Continental AG	3,335,368
92,175	Freenet AG	2,202,491
30,959	Fuchs Petrolub AG	2,033,863
18,142	Kabel Deutschland Holding AG	2,042,338
20,830	MTU Aero Engines Holding AG	1,894,650
10,465	Volkswagen AG (Preference Shares)	2,482,512
105,558	Wirecard AG	3,251,833
		17,243,055
	Hong Kong - 3.3%
2,190,000	Fortune REIT	1,931,518
1,494,000	Galaxy Entertainment Group Ltd.(a)	7,869,394
		9,800,912
	Italy - 0.7%
158,284	Pirelli & C. SpA	2,076,553

	Japan - 10.0%
82,000	Century Tokyo Leasing Corp.	2,247,695
44,700	Don Quijote Co., Ltd.	2,331,463
148,000	Fuji Heavy Industries Ltd.	3,644,512
154,000	Hino Motors Ltd.	2,359,595
359,000	Isuzu Motors Ltd.	2,544,080
52,000	JGC Corp.	1,829,292
61,200	Kakaku.com, Inc.	2,112,491
117,000	Kubota Corp.	1,701,083
37,600	Miraca Holdings, Inc.	1,808,225
76,200	Olympus Corp.(a)	2,323,459
12,898	Oriental Land Co. Ltd.	2,091,638
154,500	ORIX Corp.	2,285,573
116,900	Park24 Co. Ltd.	2,144,147
		29,423,253
	Luxembourg - 2.4%
173,429	ProSiebenSat.1 Media AG (Preference Shares)	7,102,074

	Macau - 2.4%
2,843,000	SJM Holdings Ltd.	7,126,425

	Netherlands - 1.2%
40,250	ASML Holding NV	3,612,948

	Norway - 1.8%
46,121	Schibsted ASA	2,339,564
90,294	TGS Nopec Geophysical Co. ASA	2,890,178
		5,229,742
	Portugal - 1.6%
230,523	Jeronimo Martins SGPS SA	4,545,585

	Singapore - 7.2%
10,164,000	Asiasons Capital Ltd.(a)	7,499,635
4,296,000	Ezion Holdings Ltd.	7,486,259
7,795,000	Interra Resources Ltd.(a)	2,906,413
1,900,000	Mapletree Logistics Trust REIT	1,588,367
312,000	UOL Group Ltd.	1,709,455
		21,190,129
	Spain - 1.6%
46,785	Grifols SA	1,969,935
19,549	Industria de Diseno Textil SA (Inditex)	2,601,006
		4,570,941
	Sweden - 3.3%
44,113	Assa Abloy AB, Class B	1,947,859
133,961	Hexagon AB, Class B	4,074,641
148,084	Swedbank AB, Class A	3,561,683
		9,584,183
	Switzerland - 7.9%
38,140	Cie Financiere Richemont SA	3,718,973
22,870	Dufry AG(a)	2,975,820
6,323	EMS-Chemie Holding AG	2,208,269
7,321	Flughafen Zuerich AG	3,947,502
7,836	Geberit AG	2,092,355
6,864	Partners Group Holding AG	1,807,696
861	SGS SA	1,941,339

18,864	Sonova Holding AG	$2,074,908
6,011	Syngenta AG	2,376,194
		23,143,056
	United Kingdom - 28.7%
302,088	Aberdeen Asset Management PLC	1,760,019
392,716	ARM Holdings PLC	5,209,548
259,012	Ashtead Group PLC	2,772,286
213,717	Babcock International Group PLC	3,807,066
1,703,351	Booker Group PLC	3,408,721
153,257	Compass Group PLC	2,086,460
85,828	Croda International PLC	3,264,699
102,980	easyJet PLC	2,204,454
547,548	GKN PLC	2,906,215
230,046	Hargreaves Lansdown PLC	3,419,603
108,974	IMI PLC	2,266,681
439,513	Inchcape PLC	3,801,376
48,602	Intertek Group PLC	2,228,912
1,195,681	ITV PLC	3,056,232
150,377	John Wood Group PLC	2,055,231
894,131	Legal & General Group PLC	2,614,850
172,486	Mondi PLC	2,560,059
36,093	Next PLC	2,730,467
671,027	Old Mutual PLC	1,975,617
100,887	Persimmon PLC	1,890,458
150,704	Rightmove PLC	5,554,221
169,882	Rolls-Royce Holdings PLC	3,026,207
39,102	SABMiller PLC	1,909,131
65,081	Spectris PLC	2,081,853
712,269	Sports Direct International PLC(a)	7,116,114
1,382,693	Taylor Wimpey PLC	2,232,486
130,983	Travis Perkins PLC	3,379,776
83,448	Weir Group PLC (The)	2,718,728
		84,037,470
	United States - 2.0%
62,076	Valeant Pharmaceuticals International, Inc.(a)	5,754,431

	Total Investments (Cost $263,921,551)(b)-100.0%	293,189,363
	Other assets less liabilities-0.0%	125,972
	Net Assets-100.0%	$293,315,335

Investment Abbreviations:

REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $263,953,238. The net unrealized appreciation was $29,236,125 which consisted of aggregate gross unrealized appreciation of $32,035,293 and aggregate gross unrealized depreciation of $2,799,168.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio (PIE)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Belgium - 1.0%
87,870	Cia de Bebidas das Americas ADR	$3,319,729

	Brazil - 2.7%
59,257	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,643,455
191,328	Cosan Ltd., Class A	3,076,554
148,944	Ultrapar Participacoes SA ADR	3,503,163
		9,223,172
	China - 8.9%
2,109,500	Great Wall Motor Co. Ltd., H-Shares	9,846,609
1,198,000	Guangzhou Pharmaceutical Co. Ltd., H-Shares(a)	4,587,878
5,642,000	Huaneng Renewables Corp. Ltd., H-Shares	2,000,619
2,216,000	Lenovo Group Ltd.	2,020,169
51,570	NetEase, Inc. ADR	3,285,525
1,014,000	Tong Ren Tang Technologies Co. Ltd., H-Shares	3,530,208
332,598	Trina Solar Ltd. ADR(a)	2,467,877
394,000	Tsingtao Brewery Co. Ltd., H-Shares	3,010,116
		30,749,001
	Germany - 0.7%
1,114,136	PT Indocement Tunggal Prakarsa Tbk	2,260,251

	India - 2.0%
56,979	Dr Reddy’s Laboratories Ltd. ADR	2,123,607
57,149	HDFC Bank Ltd. ADR	1,880,202
118,923	Tata Motors Ltd. ADR	2,858,909
		6,862,718
	Indonesia - 12.5%
8,394,500	PT AKR Corporindo Tbk	3,532,592
1,654,500	PT Bank Central Asia Tbk	1,674,220
3,008,000	PT Bank Mandiri Persero Tbk	2,604,836
54,888,000	PT Bhakti Investama Tbk	2,349,863
9,152,500	PT Bumi Serpong Damai Tbk	1,407,049
14,299,000	PT Charoen Pokphand Indonesia Tbk	5,982,554
17,204,500	PT Global Mediacom Tbk(a)	3,850,192
23,432,500	PT Hanson International Tbk(a)	1,436,388
44,958,500	PT Kalbe Farma Tbk	6,255,476
12,882,000	PT Lippo Karawaci Tbk	1,604,375
17,371,500	PT Media Nusantara Citra Tbk(a)	5,239,762
19,201,500	PT Pembangunan Perumahan Persero Tbk	2,652,992
2,736,500	PT Perusahaan Gas Negara Persero Tbk	1,570,941
2,037,500	PT Semen Indonesia (Persero) Tbk	3,013,379
		43,174,619
	Malaysia - 8.8%
1,429,400	Affin Holdings Bhd	1,863,860
884,600	AMMB Holdings Bhd	2,135,147
1,100,700	Axiata Group Bhd	2,303,869
2,083,400	BIMB Holdings Bhd	2,581,772
3,907,500	Dialog Group Bhd	3,360,643
1,686,300	KPJ Healthcare Bhd	3,430,820
3,535,400	Malaysia Building Society	3,378,465
290,200	Petronas Dagangan Bhd	2,397,460
5,623,100	TIME dotCom Bhd(a)	6,482,859
2,952,500	UEM Sunrise Bhd	2,439,180
		30,374,075
	Mexico - 10.2%
3,019,000	Alfa SAB de CV, Class A	7,657,779
1,024,700	Bolsa Mexicana de Valores SAB de CV	2,738,123
2,456,096	Cemex SAB de CV, Series CPO(a)	2,817,357
222,800	Coca-Cola Femsa SAB de CV, Series L	3,125,190
2,277,952	Controladora Comercial Mexicana SAB de CV	9,621,274
177,000	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,089,655
519,700	Grupo Carso SAB de CV, Series A1	2,579,364
780,200	Grupo Mexico SAB de CV, Series B	2,383,919
680,700	Kimberly-Clark de Mexico SAB de CV, Class A	2,233,195
		35,245,856
	Netherlands - 0.5%
573,000	PT Unilever Indonesia Tbk	1,772,941

	Panama - 1.3%
31,712	Copa Holdings SA, Class A	4,413,359

	Philippines - 7.6%
150,400	Ayala Corp.	2,089,947
1,980,860	International Container Terminal Services, Inc.	4,182,474
1,086,330	Metropolitan Bank & Trust	2,656,418
969,720	Semirara Mining Corp.	5,559,758
140,458	SM Investments Corp.	3,072,418
3,084,330	Universal Robina Corp.	8,827,590
		26,388,605
	South Africa - 8.6%
198,398	Aspen Pharmacare Holdings Ltd.	4,382,305
1,359,840	Coronation Fund Managers Ltd.	9,014,596
793,483	EOH Holdings Ltd.	4,724,424
236,263	Invicta Holdings Ltd.	2,245,980
378,016	Mediclinic International Ltd.	2,631,816
839,633	Netcare Ltd.	1,982,735
242,392	Pioneer Foods Ltd.	1,956,650
408,969	Woolworths Holdings Ltd.	2,775,917
		29,714,423
	South Korea - 13.6%
100,600	Cheil Worldwide, Inc.(a)	2,305,850
25,412	CJ Corp.	2,590,003
276,580	Daeduck Electronics Co., Ltd.	2,314,219
240,230	Daou Technology, Inc.	3,560,389
51,480	Dongbu Insurance Co. Ltd.	2,178,939
40,444	Global & Yuasa Battery Co. Ltd.	2,026,835
62,220	Grand Korea Leisure Co. Ltd.	1,772,295
18,704	Hanmi Pharm Co. Ltd.(a)	2,797,047
54,236	Hotel Shilla Co. Ltd.	3,210,445
133,530	Hyundai Greenfood Co. Ltd.	2,109,760

42,498	Hyundai Motor Co. (Preference Shares)	$4,028,784
4,338	LG Household & Health Care Ltd.	2,285,952
188,660	LG Uplus Corp.(a)	2,300,681
5,089	Orion Corp.	4,620,495
2,805	Young Poong Corp.	3,857,601
87,464	Youngone Holdings Co. Ltd.	5,060,560
		47,019,855
	Spain - 0.9%
34,984	Administradora de Fondos de Pensiones Provida SA ADR	3,096,084

	Taiwan - 6.7%
2,020,000	China Life Insurance Co. Ltd.	2,071,432
321,000	Hotai Motor Co. Ltd.	3,553,999
9,621,000	Inotera Memories, Inc.(a)	3,609,499
293,000	President Chain Store Corp.	2,183,833
809,000	Yulon Nissan Motor Co. Ltd.	7,338,236
1,872,000	Yungtay Engineering Co. Ltd.	4,526,037
		23,283,036
	Thailand - 6.7%
956,400	Airports of Thailand PCL	5,438,952
2,600,300	Bangchak Petroleum PCL	2,866,145
950,619	Bangkok Dusit Medical Services PCL	4,449,383
3,132,500	Robinson Department Store PCL	5,654,513
37,588,625	SC Asset Corp. PCL	4,683,567
		23,092,560
	Turkey - 6.2%
1,188,200	Aksa Akrilik Kimya Sanayii	4,526,593
3,494,158	Kardemir Karabuk Demir Celik Sanayi VE Ticaret As, Class D(a)	2,104,643
502,231	Koc Holding AS	2,208,063
81,630	Tupras Turkiye Petrol Rafinerileri AS	1,739,804
731,296	Turk Hava Yollari AO	3,072,087
249,683	Turk Traktor VE Ziraat Makineleri AS	7,776,685
		21,427,875
	United States - 1.1%
267,453	Ford Otomotiv Sanayi AS	3,813,971

	Total Investments (Cost $330,063,233)(b)-100.0%	345,232,130
	Other assets less liabilities-0.0%	15,742
	Net Assets-100.0%	$345,247,872

Investment Abbreviations:

ADR	- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $330,384,739. The net unrealized appreciation was $14,847,391 which consisted of aggregate gross unrealized appreciation of $31,088,259 and aggregate gross unrealized depreciation of $16,240,868.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.3%
	Bahamas - 0.6%
120,934	LSR Group OJSC GDR	$511,551

	Brazil - 8.9%
121,882	Cia Siderurgica Nacional SA ADR(a)	353,458
144,329	Gerdau SA ADR	915,046
97,300	Iochpe-Maxion SA	1,069,605
301,100	Magnesita Refratarios SA	894,082
432,000	MMX Mineracao e Metalicos SA(b)	312,180
247,700	Paranapanema SA(b)	492,514
1,477,997	PT Vale Indonesia Tbk	254,542
189,273	Vale SA ADR	2,596,826
34,500	WEG SA	421,561
		7,309,814
	Chile - 2.6%
509,487	Besalco SA	618,009
52,543	CAP SA	938,075
598,128	Salfacorp SA	587,390
		2,143,474
	China - 20.3%
1,793,327	Angang Steel Co. Ltd., H-Shares(b)	994,321
925,187	Anhui Conch Cement Co. Ltd., H-Shares	2,737,857
1,931,550	BBMG Corp. H-Shares	1,215,414
715,000	China Communications Construction Co. Ltd., H-Shares	546,713
525,000	China Machinery Engineering Corp., H-Shares	304,628
2,164,999	China Molybdenum Co. Ltd., H-Shares	823,528
464,000	China National Building Material Co. Ltd., H-Shares	418,808
1,226,477	China Railway Construction Corp. Ltd., H-Shares	1,247,771
2,722,088	China Railway Group Ltd., H-Shares	1,463,649
561,304	Dongfang Electric Corp. Ltd., H-Shares	780,217
661,958	First Tractor Co. Ltd., H-Shares	390,926
479,414	Harbin Electric Co. Ltd., H-Shares	294,868
2,696,100	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(b)	844,775
987,516	Jiangxi Copper Co. Ltd., H-Shares	1,665,523
4,522,492	Lonking Holdings Ltd.(b)	915,537
4,503,000	Metallurgical Corp. of China Ltd., H-Shares(b)	795,465
1,588,000	Midas Holdings Ltd.	598,328
2,010,454	Shanghai Electric Group Co. Ltd., H-Shares	676,602
		16,714,930
	Cyprus - 0.2%
10,598	Novolipetsk Steel OJSC GDR	154,095

	France - 2.4%
34,327	Alstom SA	1,158,672
10,473	Areva SA(b)	175,849
205,524	Lafarge Malaysia Bhd	655,092
		1,989,613
	Germany - 0.7%
291,136	PT Indocement Tunggal Prakarsa Tbk	590,629

	Hong Kong - 0.5%
241,000	PT United Tractors Tbk	393,948

	India - 1.7%
35,691	Larsen & Toubro Ltd. GDR(b)	498,246
48,572	Mahindra & Mahindra Ltd. GDR	728,094
32,423	Sterlite Industries (India) Ltd. ADR	163,088
		1,389,428
	Indonesia - 4.0%
1,457,000	PT Adhi Karya Persero Tbk	435,931
2,365,131	PT Aneka Tambang (Persero) Tbk	266,947
469,237	PT Semen Indonesia (Persero) Tbk	693,982
6,991,500	PT Surya Semesta Internusa Tbk	639,456
1,092,000	PT Tower Bersama Infrastructure Tbk(b)	605,634
3,406,500	PT Wijaya Karya Persero Tbk	687,763
		3,329,713
	Malaysia - 7.1%
2,320,559	Dialog Group Bhd	1,995,795
1,001,284	Gamuda Bhd	1,469,208
696,807	IJM Corp. Bhd	1,243,684
283,382	Malaysia Marine and Heavy Engineering Holdings Bhd	369,515
961,880	Wct Holdings Bhd	729,416
		5,807,618
	Mexico - 7.2%
182,329	Cemex SAB de CV ADR(b)	2,098,607
941,487	Empresas ICA SAB de CV(b)	1,967,713
75,900	Grupo Carso SAB de CV, Series A1	376,705
138,400	Promotora y Operadora de Infraestructura SAB de CV(b)	1,445,745
		5,888,770
	Philippines - 1.1%
7,387,400	Metro Pacific Investments Corp.	918,535

	Russia - 2.6%
85,237	Magnitogorsk Iron & Steel Works GDR	263,212
97,300	Mechel ADR(a)(b)	276,332
102,892	MMC Norilsk Nickel OJSC ADR	1,379,781
28,282	Severstal GDR	213,105
		2,132,430
	Singapore - 1.7%
928,251	Hyflux Ltd.	950,875
132,000	SembCorp Marine Ltd.	471,447
		1,422,322
	South Africa - 9.3%
68,809	African Rainbow Minerals Ltd.(b)	1,128,386
20,856	Assore Ltd.	702,970
230,177	Aveng Ltd.(b)	680,363
616,913	Murray & Roberts Holdings Ltd.(b)	1,480,454
400,688	PPC Ltd.	1,172,637
115,408	Reunert Ltd.	780,198
108,990	Wilson Bayly Holmes-Ovcon Ltd.	1,716,915
		7,661,923

	Spain - 0.5%
26,281	Leighton Holdings Ltd.	$389,639

	Sweden - 3.3%
102,773	Atlas Copco AB, Class A	2,674,718

	Switzerland - 3.5%
118,579	ABB Ltd.(b)	2,614,366
1,031,351	PT Holcim Indonesia Tbk	263,420
		2,877,786
	Taiwan - 14.3%
1,609,337	Asia Cement Corp.(b)	2,020,627
2,266,200	BES Engineering Corp.(b)	629,532
1,943,907	China Steel Corp.	1,607,687
1,007,959	CTCI Corp.	1,815,143
2,132,360	Goldsun Development & Construction Co. Ltd.	842,661
110,000	King Slide Works Co. Ltd.(b)	983,109
2,189,573	Taiwan Cement Corp.	2,676,133
1,403,076	Tung Ho Steel Enterprise Corp.	1,188,473
		11,763,365
	Turkey - 1.6%
71,366	Cimsa Cimento Sanayi ve Tica AS	413,327
299,454	Tekfen Holding AS	940,395
		1,353,722
	United Kingdom - 0.5%
260,762	Evraz PLC	371,015

	United States - 4.7%
31,185	Caterpillar, Inc.	2,585,548
18,023	Pall Corp.	1,260,889
		3,846,437
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $95,807,152)-99.3%	81,635,475

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.6%
497,590	Invesco Liquid Assets Portfolio - Institutional Class (Cost $497,590)(c)(d)	497,590

	Total Investments (Cost $96,304,742)(e)-99.9%	82,133,065
	Other assets less liabilities-0.1%	65,082
	Net Assets-100.0%	$82,198,147

Investment Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2013.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $97,591,421. The net unrealized depreciation was $15,458,356 which consisted of aggregate gross unrealized appreciation of $8,982,481 and aggregate gross unrealized depreciation of $24,440,837.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 47.1%
13,065	AGL Energy Ltd.	$170,602
28,890	Amcor Ltd.	274,571
71,789	AMP Ltd.	291,210
12,660	APA Group	68,170
119,172	Arrium Ltd.	106,416
24,079	Asciano Ltd.	109,777
3,256	ASX Ltd.	101,397
31,352	Aurizon Holdings Ltd.	127,741
63,285	Australia & New Zealand Banking Group Ltd.	1,690,223
10,046	Bank of Queensland Ltd.	85,830
13,453	Bendigo & Adelaide Bank Ltd.	128,944
68,966	BHP Billiton Ltd.	2,143,993
45,214	BlueScope Steel Ltd.(a)	217,900
26,539	Boral Ltd.	100,986
26,501	Brambles Ltd.	215,953
6,300	Caltex Australia Ltd.	105,785
48,337	CFS Retail Property Trust Group REIT	88,929
9,740	Coca-Cola Amatil Ltd.	112,324
31,483	Commonwealth Bank of Australia	2,096,761
7,469	Computershare Ltd.	65,556
6,878	Crown Ltd.	79,010
3,886	CSL Ltd.	230,419
42,835	CSR Ltd.	84,189
26,139	David Jones Ltd.	63,338
128,813	Dexus Property Group REIT	121,383
17,644	Downer EDI Ltd.	59,697
40,997	DUET Group(a)	79,472
21,980	Echo Entertainment Group Ltd.	51,682
199,002	Fairfax Media Ltd.	85,725
110,635	Goodman Fielder Ltd.(a)	75,956
25,753	Goodman Group REIT	109,089
36,563	GPT Group REIT	120,097
656,750	GPT Group-In Specie REIT(a)	0
47,392	Incitec Pivot Ltd.	111,859
44,809	Insurance Australia Group Ltd.	233,643
17,734	Lend Lease Group	139,578
13,070	Macquarie Group Ltd.	514,815
43,900	Metcash Ltd.	135,923
104,526	Mirvac Group REIT	153,843
67,515	National Australia Bank Ltd.	1,892,268
13,607	Newcrest Mining Ltd.	149,348
8,508	Orica Ltd.	138,050
31,221	Origin Energy Ltd.	334,831
14,712	OZ Minerals Ltd.	53,737
102,098	Qantas Airways Ltd.(a)	115,451
47,466	QBE Insurance Group Ltd.	699,039
10,597	Rio Tinto Ltd.	546,936
20,138	Santos Ltd.	247,056
11,180	Sims Metal Management Ltd.	90,302
9,286	Sonic Healthcare Ltd.	119,256
87,331	Stockland REIT	280,583
58,747	Suncorp Group Ltd.	675,903
36,179	Sydney Airport	116,563
59,041	TABCORP Holdings Ltd.	173,265
51,904	Tatts Group Ltd.	148,594
149,170	Telstra Corp. Ltd.	668,025
24,978	Toll Holdings Ltd.	119,480
22,901	Transurban Group	139,346
14,649	Treasury Wine Estates Ltd.	62,710
8,048	UGL Ltd.	52,581
24,218	Wesfarmers Ltd.	881,549
3,765	Wesfarmers Ltd. PPS	139,109
54,555	Westfield Group REIT	549,336
51,246	Westfield Retail Trust REIT	138,432
66,372	Westpac Banking Corp.	1,839,980
10,937	Woodside Petroleum Ltd.	368,961
27,257	Woolworths Ltd.	815,067
4,547	WorleyParsons Ltd.	89,898
		22,398,442
	China - 0.5%
79,432	BOC Hong Kong (Holdings) Ltd.	249,398

	Hong Kong - 13.9%
136,000	AIA Group Ltd.	644,458
27,262	Bank of East Asia Ltd. (The)	102,294
45,904	Cathay Pacific Airways Ltd.	84,997
28,673	Cheung Kong (Holdings) Ltd.	402,994
40,345	CLP Holdings Ltd.	334,502
176,079	Esprit Holdings Ltd.	286,981
56,000	First Pacific Co. Ltd.	63,327
16,799	Hang Lung Group Ltd.	86,536
40,427	Hang Lung Properties Ltd.	131,102
26,038	Henderson Land Development Co. Ltd.	162,499
55,596	Hong Kong & China Gas Co. Ltd.	142,514
7,000	Hong Kong Exchanges & Clearing Ltd.	108,764
29,000	Hongkong Land Holdings Ltd.	196,330
74,948	Hutchison Whampoa Ltd.	846,086
3,000	Jardine Cycle & Carriage Ltd.	94,949
3,641	Jardine Matheson Holdings Ltd.	199,272
4,000	Jardine Strategic Holdings Ltd.	137,840
17,890	Kerry Properties Ltd.	73,587
175,334	Li & Fung Ltd.	231,959
35,500	Link (The) REIT	173,716
25,694	MTR Corp. Ltd.	95,582
99,602	New World Development Co. Ltd.	145,640
318,049	Noble Group Ltd.	223,442
191,029	PCCW Ltd.	86,951
21,184	Power Assets Holdings Ltd.	190,251
67,684	Sino Land Co. Ltd.	95,652
34,888	Sun Hung Kai Properties Ltd.	465,602
24,020	Swire Pacific Ltd., Class A	283,395
23,600	Swire Properties Ltd.	69,382
28,236	Wharf Holdings Ltd. (The)	243,026
25,000	Wheelock & Co. Ltd.	130,233
28,236	Yue Yuen Industrial (Holdings) Ltd.	77,732
		6,611,595
	New Zealand - 0.5%
20,046	Fletcher Building Ltd.	129,719
51,144	Telecom Corp. of New Zealand Ltd.	91,593
		221,312

	Singapore - 6.9%
54,000	CapitaLand Ltd.	$136,913
46,000	CapitaMall Trust REIT	73,300
9,000	City Developments Ltd.	75,097
46,000	ComfortDelGro Corp. Ltd.	72,216
44,000	DBS Group Holdings Ltd.	576,789
178,000	Golden Agri-Resources Ltd.	73,354
29,000	Keppel Corp. Ltd.	235,606
52,000	Oversea-Chinese Banking Corp. Ltd.	431,037
27,000	SembCorp Industries Ltd.	107,665
9,000	Singapore Airlines Ltd.	71,424
45,000	Singapore Press Holdings Ltd.	155,069
26,000	Singapore Technologies Engineering Ltd.	87,350
183,000	Singapore Telecommunications Ltd.	564,535
27,000	United Overseas Bank Ltd.	454,822
67,000	Wilmar International Ltd.	165,666
		3,280,843
	South Korea - 30.2%
7,760	BS Financial Group, Inc.	110,864
1,092	Cheil Industries, Inc.	86,413
630	CJ Corp.	64,210
1,210	Daelim Industrial Co. Ltd.	95,859
3,860	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	101,875
2,133	Dongbu Insurance Co. Ltd.	90,281
6,740	Dongkuk Steel Mill Co. Ltd.	74,094
738	Doosan Corp.	93,611
2,237	Doosan Heavy Industries & Construction Co. Ltd.	91,796
606	E-Mart Co. Ltd.	114,088
1,821	GS Engineering & Construction Corp.	49,438
2,894	GS Holdings	142,198
10,253	Hana Financial Group, Inc.	328,556
7,640	Hanjin Shipping Co. Ltd.(a)	54,881
4,419	Hankook Tire Worldwide Co. Ltd.	100,698
2,667	Hanwha Corp.	73,000
1,891	Hyosung Corp.	113,451
1,726	Hyundai Engineering & Construction Co. Ltd.	90,953
2,200	Hyundai Heavy Industries Co. Ltd.	411,242
2,860	Hyundai Marine & Fire Insurance Co. Ltd.	78,410
1,033	Hyundai MOBIS	251,946
5,055	Hyundai Motor Co.	1,046,165
2,175	Hyundai Steel Co.	132,425
8,630	Industrial Bank of Korea	87,573
14,548	KB Financial Group, Inc.	461,009
6,461	Kia Motors Corp.	366,349
14,610	Korea Electric Power Corp.(a)	372,590
1,601	Korea Gas Corp.	88,927
2,271	Korean Air Lines Co. Ltd.(a)	57,006
5,060	KT Corp.	163,949
3,123	KT&G Corp.	210,438
1,041	LG Chem Ltd.	261,310
6,409	LG Corp.	372,528
11,340	LG Display Co. Ltd.(a)	281,122
7,485	LG Electronics, Inc.	485,708
3,008	LG International Corp.	82,334
13,590	LG Uplus Corp.(a)	165,728
393	Lotte Chemical Corp.	59,470
375	Lotte Shopping Co. Ltd.	117,331
1,023	LS Corp.	65,655
571	OCI Co. Ltd.	84,626
13,439	Orient Overseas International Ltd.	74,600
3,579	POSCO	1,030,604
4,080	Samsung C&T Corp.	201,925
1,114	Samsung Electro-Mechanics Co. Ltd.	80,122
1,758	Samsung Electronics Co. Ltd.	2,003,018
1,091	Samsung Fire & Marine Insurance Co. Ltd.	233,073
4,890	Samsung Heavy Industries Co. Ltd.	173,893
2,802	Samsung Life Insurance Co. Ltd.	268,122
822	Samsung SDI Co. Ltd.	119,266
17,129	Shinhan Financial Group Co. Ltd.	625,132
426	Shinsegae Co. Ltd.	82,855
952	SK C&C Co. Ltd.	86,012
2,844	SK Holdings Co. Ltd.	446,817
9,750	SK Hynix, Inc.(a)	236,064
2,829	SK Innovation Co. Ltd.	382,765
2,008	SK Telecom Co. Ltd.	394,120
1,871	S-Oil Corp.	125,741
21,980	Woori Finance Holdings Co. Ltd.	220,108
		14,364,344
	Spain - 0.2%
5,557	Leighton Holdings Ltd.	82,388

	United Kingdom - 0.6%
18,660	Hang Seng Bank Ltd.	285,602

	Total Common Stocks and Other Equity Interests (Cost $46,157,471)	47,493,924

	Rights- 0.0%
	Hong Kong - 0.0%
1,745	New World Development Co. Ltd., expiring 08/29/13(a) (Cost $0)	0

	Total Investments (Cost $46,157,471)(b)-99.9%	47,493,924
	Other assets less liabilities-0.1%	30,949
	Net Assets-100.0%	$47,524,873

Investment Abbreviations:

PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $46,902,471. The net unrealized appreciation was $591,453 which consisted of aggregate gross unrealized appreciation of $5,622,784 and aggregate gross unrealized depreciation of $5,031,331.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.8%
16,285	AGL Energy Ltd.	$212,648
35,359	Amcor Ltd.	336,052
87,527	AMP Ltd.	355,051
15,109	APA Group	81,357
151,136	Arrium Ltd.	134,959
30,523	Asciano Ltd.	139,156
4,095	ASX Ltd.	127,525
37,417	Aurizon Holdings Ltd.	152,453
76,559	Australia & New Zealand Banking Group Ltd.	2,044,747
11,987	Bank of Queensland Ltd.	102,414
16,619	Bendigo & Adelaide Bank Ltd.	159,289
83,319	BHP Billiton Ltd.	2,590,194
55,818	BlueScope Steel Ltd.(a)	269,004
32,850	Boral Ltd.	125,000
33,545	Brambles Ltd.	273,353
7,442	Caltex Australia Ltd.	124,961
58,969	CFS Retail Property Trust Group REIT	108,490
12,166	Coca-Cola Amatil Ltd.	140,301
37,785	Commonwealth Bank of Australia	2,516,473
8,914	Computershare Ltd.	78,239
8,208	Crown Ltd.	94,288
4,804	CSL Ltd.	284,851
52,768	CSR Ltd.	103,711
31,192	David Jones Ltd.(b)	75,582
158,081	Dexus Property Group REIT	148,963
21,059	Downer EDI Ltd.	71,251
48,221	DUET Group	93,476
26,228	Echo Entertainment Group Ltd.	61,670
237,477	Fairfax Media Ltd.	102,299
145,083	Goodman Fielder Ltd.(a)	99,607
30,423	Goodman Group REIT	128,871
43,434	GPT Group REIT	142,666
231,466	GPT Group-In Specie REIT(a)	0
55,983	Incitec Pivot Ltd.	132,136
55,203	Insurance Australia Group Ltd.	287,839
22,159	Lend Lease Group	174,406
15,843	Macquarie Group Ltd.	624,041
52,193	Metcash Ltd.	161,600
130,587	Mirvac Group REIT	192,200
81,019	National Australia Bank Ltd.	2,270,749
16,925	Newcrest Mining Ltd.	185,766
10,596	Orica Ltd.	171,930
38,086	Origin Energy Ltd.	408,454
17,559	OZ Minerals Ltd.	64,136
121,382	Qantas Airways Ltd.(a)	137,257
57,353	QBE Insurance Group Ltd.	844,647
12,820	Rio Tinto Ltd.	661,670
24,854	Santos Ltd.	304,912
13,343	Sims Metal Management Ltd.	107,772
11,078	Sonic Healthcare Ltd.	142,269
106,839	Stockland REIT	343,260
70,806	Suncorp Group Ltd.	814,645
44,639	Sydney Airport	143,820
73,484	TABCORP Holdings Ltd.	215,651
63,904	Tatts Group Ltd.	182,949
179,769	Telstra Corp. Ltd.	805,055
29,767	Toll Holdings Ltd.	142,388
27,211	Transurban Group	165,571
17,480	Treasury Wine Estates Ltd.	74,829
9,604	UGL Ltd.	62,747
29,260	Wesfarmers Ltd.	1,065,081
4,500	Wesfarmers Ltd.- PPS	166,266
65,891	Westfield Group REIT	663,482
60,909	Westfield Retail Trust REIT	164,535
79,267	Westpac Banking Corp.	2,197,458
13,324	Woodside Petroleum Ltd.	449,487
32,954	Woolworths Ltd.	985,425
5,426	WorleyParsons Ltd.	107,277
		27,100,611
	Austria - 0.3%
1,335	Andritz AG	71,882
19,263	Erste Group Bank AG	583,954
6,221	Immoeast AG(a)	0
40,132	Immofinanz AG(a)	163,971
6,021	OMV AG	265,953
3,614	Raiffeisen Bank International AG	109,630
16,508	Telekom Austria AG	114,533
1,813	Vienna Insurance Group AG Wiener Versicherung Gruppe	93,588
6,954	Voestalpine AG	266,074
		1,669,585
	Bahamas - 0.0%
8,667	Vedanta Resources PLC	152,814

	Belgium - 0.8%
15,402	Ageas	615,489
12,030	Anheuser-Busch InBev NV	1,156,201
3,417	Bekaert SA NV	119,897
9,921	Belgacom SA	242,724
1,950	Colruyt SA(a)	111,029
12,660	Delhaize Group SA	829,686
2,336	D’ieteren SA	105,866
2,803	Groupe Bruxelles Lambert SA	227,673
12,041	KBC Groep NV	482,058
2,214	Solvay SA	299,278
3,029	UCB SA	174,256
4,974	Umicore SA	223,669
		4,587,826
	Bermuda - 0.0%
8,268	Daily Mail & General Trust PLC, Class A	101,092

	Canada - 6.2%
2,653	Agnico-Eagle Mines Ltd.	75,380
3,142	Agrium, Inc.	266,324
5,849	Aimia, Inc.	88,357
3,431	Alimentation Couche Tard, Inc., Class B	210,088
2,658	AltaGas Ltd.	93,051
8,877	ARC Resources Ltd.	223,641

2,970	ATCO Ltd., Class I	$134,481
22,193	Bank of Montreal(b)	1,378,792
30,261	Bank of Nova Scotia	1,707,544
30,259	Barrick Gold Corp.	500,368
3,191	Baytex Energy Corp.	129,434
12,676	BCE, Inc.	524,647
49,380	Blackberry Ltd.(a)(b)	433,255
2,702	Bombardier, Inc., Class A	13,063
76,809	Bombardier, Inc., Class B	370,578
10,301	Bonavista Energy Corp.	129,057
19,362	Brookfield Asset Management, Inc., Class A(b)	715,870
9,095	Cameco Corp.	184,545
12,604	Canadian Imperial Bank of Commerce	955,430
5,711	Canadian National Railway Co.	570,294
30,724	Canadian Natural Resources Ltd.	951,262
26,247	Canadian Oil Sands Ltd.	509,085
1,966	Canadian Pacific Railway Ltd.	241,206
3,512	Canadian Tire Corp. Ltd., Class A	288,769
3,866	Canadian Utilities Ltd., Class A	143,840
15,613	Celestica, Inc.(a)	165,235
21,675	Cenovus Energy, Inc.	641,363
4,694	CGI Group, Inc., Class A(a)	162,090
4,139	CI Financial Corp.	124,929
6,905	Crescent Point Energy Corp.	261,612
3,644	Emera, Inc.	115,837
12,677	Enbridge, Inc.	561,929
66,066	Encana Corp.	1,158,027
18,553	Enerplus Corp.(b)	301,201
824	Fairfax Financial Holdings Ltd.	327,019
5,405	Finning International, Inc.	116,191
8,367	First Quantum Minerals Ltd.	134,289
6,092	Fortis, Inc.	191,344
2,191	George Weston Ltd.	185,544
16,630	Goldcorp, Inc.	468,626
12,080	Great-West Lifeco, Inc.	349,574
11,914	Husky Energy, Inc.	343,032
14,518	IAMGOLD Corp.	74,846
3,199	IGM Financial, Inc.	151,883
3,896	Industrial Alliance Insurance & Financial Services, Inc.	156,590
3,016	Intact Financial Corp.	177,225
41,672	Kinross Gold Corp.	216,457
15,397	Lightstream Resources Ltd.(b)	125,506
5,369	Loblaw Cos. Ltd.	255,955
9,380	Magna International, Inc.	716,696
90,178	Manulife Financial Corp.	1,586,810
2,439	Methanex Corp.	116,369
3,438	Metro, Inc.	246,367
4,994	National Bank of Canada	383,810
3,591	Onex Corp.	170,809
4,508	Pembina Pipeline Corp.	141,065
58,970	Pengrowth Energy Corp.(b)	339,577
58,294	Penn West Petroleum Ltd.(b)	688,947
10,845	Potash Corp. of Saskatchewan, Inc.	314,363
18,199	Power Corp. of Canada	522,753
12,455	Power Financial Corp.	390,714
13,323	Precision Drilling Corp.(b)	135,686
2,270	Quebecor, Inc., Class B	104,132
3,513	RioCan REIT	83,173
6,703	Rogers Communications, Inc., Class B	267,585
39,939	Royal Bank of Canada	2,492,570
2,304	Saputo, Inc.	106,499
10,894	Shaw Communications, Inc., Class B(b)	270,535
23,144	Sherritt International Corp.	88,474
7,121	Shoppers Drug Mart Corp.	423,430
3,808	SNC-Lavalin Group, Inc.	158,165
28,233	Sun Life Financial, Inc.	913,408
46,648	Suncor Energy, Inc.	1,472,880
43,818	Talisman Energy, Inc.	496,125
18,356	Teck Resources Ltd., Class B	429,595
5,089	TELUS Corp.	154,494
13,565	Thomson Reuters Corp.	461,821
2,153	Tim Hortons, Inc.	124,545
25,154	Toronto-Dominion Bank (The)	2,117,923
15,024	TransAlta Corp.	206,789
20,236	TransCanada Corp.	923,764
7,336	Veresen, Inc.	85,987
1,949	Vermilion Energy, Inc.	104,441
13,126	Yamana Gold, Inc.	136,999
		34,981,965
	China - 0.1%
94,242	BOC Hong Kong (Holdings) Ltd.	295,898

	Colombia - 0.0%
4,049	Pacific Rubiales Energy Corp.	78,652

	Denmark - 0.7%
41	A.P. Moeller - Maersk A/S, Class A	303,200
85	A.P. Moeller - Maersk A/S, Class B	665,527
3,197	Carlsberg A/S, Class B	316,312
41,811	Danske Bank A/S(a)	769,272
5,270	DSV A/S	137,980
1,758	FLSmidth & Co. A/S	83,352
3,284	Jyske Bank A/S(a)	143,772
3,183	Novo Nordisk A/S, Class B	537,445
31,558	TDC A/S	275,644
34,256	Vestas Wind Systems A/S(a)	693,113
		3,925,617
	Finland - 1.0%
6,421	Caverion Corp.(a)	35,639
7,577	Elisa Oyj	162,487
25,097	Fortum Oyj	494,877
4,519	Kesko Oyj, Class B	141,673
2,441	Kone Oyj, Class B	181,188
6,432	Metso Oyj	226,073
11,968	Neste Oil Oyj	173,061
593,989	Nokia Oyj(b)	2,326,749
2,902	Nokian Renkaat Oyj	128,666
6,370	Pohjola Bank PLC, Class A	109,452
15,427	Sampo Oyj, Class A	675,177
42,233	Stora Enso Oyj, Class R	312,641
47,352	UPM-Kymmene Oyj	527,218
4,770	Wartsila Oyj Abp	215,477
6,421	YIT Oyj	87,052
		5,797,430
	France - 10.7%
8,326	Accor SA	313,539
1,260	Aeroports de Paris	129,916
31,074	Air France-KLM(a)	251,118
8,253	Air Liquide SA	1,093,464
371,662	Alcatel-Lucent(a)(b)	935,698
11,355	Alstom SA	383,276
1,655	Arkema SA	165,589

1,445	Atos	$108,428
153,565	AXA SA	3,379,830
67,308	BNP Paribas SA	4,346,750
22,473	Bouygues SA	655,602
7,119	Cap Gemini	388,990
61,743	Carrefour SA	1,891,404
4,171	Casino Guichard Perrachon SA	428,123
1,800	Christian Dior SA	318,126
31,647	Cie de Saint-Gobain	1,464,483
8,357	Cie Generale de Geophysique-Veritas(a)	210,840
8,425	Cie Generale des Etablissements Michelin	844,405
7,444	CNP Assurances(b)	125,731
111,818	Credit Agricole SA(a)	1,065,772
14,300	DANONE SA	1,127,903
2,714	Edenred	86,797
30,216	EDF SA	884,898
4,678	Eiffage SA	250,362
2,446	Essilor International SA	273,150
2,289	Eurazeo	146,821
11,118	European Aeronautic Defence & Space Co. NV	662,639
2,835	Eutelsat Communications SA	79,110
6,523	Faurecia(a)	171,889
1,273	Fonciere des Regions REIT	104,058
136,665	GDF Suez	2,861,792
282	Groupe FNAC SA(a)	6,328
1,227	ICADE REIT	110,514
2,252	Kering	514,634
2,753	Klepierre REIT	119,135
10,800	Lafarge SA	689,290
8,281	Lagardere SCA	261,538
5,928	Legrand SA	306,595
3,937	L’Oreal SA	658,435
4,835	LVMH Moet Hennessy Louis Vuitton SA	877,314
60,360	Natixis	307,372
2,076	Neopost SA	149,243
2,914	Nexans SA	155,045
311,489	Orange SA	3,056,170
3,800	Pernod-Ricard SA	451,602
118,664	Peugeot SA(a)(b)	1,512,653
3,242	Publicis Groupe SA	261,049
13,459	Renault SA	1,057,459
6,004	Rexel SA	145,377
5,032	Safran SA	294,932
39,698	Sanofi	4,226,001
16,236	Schneider Electric SA	1,289,442
8,421	SCOR SE	268,643
56,240	Societe Generale SA	2,256,405
2,952	Sodexo	269,134
23,433	Suez Environnement Co.	331,536
25,522	Technicolor SA(a)	127,763
2,798	Technip SA	308,186
6,082	Thales SA	312,944
159,228	Total SA	8,478,380
2,565	Unibail-Rodamco SE REIT	620,391
4,901	Valeo SA	387,995
7,972	Vallourec SA	469,684
73,530	Veolia Environnement	984,667
30,178	Vinci SA	1,626,517
108,192	Vivendi SA	2,307,224
1,406	Wendel SA	162,201
820	Zodiac Aerospace	118,955
		60,631,256
	Germany - 8.7%
4,894	Adidas AG	544,574
30,124	Allianz SE	4,688,019
3,253	Aurubis AG	182,477
35,328	BASF SE	3,127,040
22,149	Bayer AG	2,569,012
14,951	Bayerische Motoren Werke AG	1,460,959
1,684	Beiersdorf AG	155,454
2,024	Bilfinger Berger SE	191,812
1,667	Brenntag AG	273,370
10,398	Celesio AG	234,719
56,686	Commerzbank AG(a)	483,839
3,572	Continental AG	561,581
60,319	Daimler AG	4,182,540
67,732	Deutsche Bank AG	3,049,346
6,977	Deutsche Boerse AG	492,681
22,716	Deutsche Lufthansa AG(a)	453,960
51,978	Deutsche Post AG	1,454,230
316,558	Deutsche Telekom AG	3,845,285
225,957	E.ON Se	3,826,973
3,984	Freenet AG	95,196
4,763	Fresenius Medical Care AG & Co. KGaA	300,954
2,988	Fresenius SE & Co. KGaA	376,447
5,153	GEA Group AG	212,217
3,077	Hannover Rueckversicherung SE	228,396
7,350	HeidelbergCement AG	563,525
2,708	Henkel AG & Co. KGaA	224,523
3,684	Henkel AG & Co. KGaA (Preference Shares)	360,232
25,034	Infineon Technologies AG	220,523
6,735	K+S AG	165,670
1,274	Kabel Deutschland Holding AG	143,421
2,795	Lanxess AG	174,452
4,585	Linde AG	881,570
1,610	MAN SE	183,127
1,227	Merck KGaA	202,519
21,038	Metro AG	723,944
10,562	Muenchener Rueckversicherungs-Gesellschaft AG	2,092,493
3,175	Osram Licht AG(a)	123,527
3,550	Porsche Automobil Holding SE (Preference Shares)	301,876
58,745	RWE AG	1,764,073
4,254	Salzgitter AG	158,248
11,261	SAP AG	826,747
9,962	Scania AB, Class B	206,986
31,758	Siemens AG	3,471,002
2,409	Symrise AG	103,801
44,791	ThyssenKrupp AG(a)	972,428
22,159	TUI AG(a)	279,526
44,018	TUI Travel PLC	255,055
1,444	Volkswagen AG	328,166
7,185	Volkswagen AG (Preference Shares)	1,704,429
		49,422,944
	Greece - 0.2%
183,394	Alpha Bank AE(a)	109,584
23,820	Hellenic Telecommunications Organization SA(a)	215,080
28,425	National Bank of Greece SA(a)	99,267
30,115	OPAP SA	269,921

13,596	Public Power Corp. SA	$140,636
		834,488
	Hong Kong - 1.4%
164,600	AIA Group Ltd.	779,984
32,295	Bank of East Asia Ltd. (The)	121,179
53,085	Cathay Pacific Airways Ltd.	98,293
37,435	Cheung Kong (Holdings) Ltd.	526,142
49,710	CLP Holdings Ltd.	412,148
208,816	Esprit Holdings Ltd.	340,337
64,000	First Pacific Co. Ltd.	72,373
19,072	Hang Lung Group Ltd.	98,245
44,607	Hang Lung Properties Ltd.	144,657
32,849	Henderson Land Development Co. Ltd.	205,006
62,685	Hong Kong & China Gas Co. Ltd.	160,686
8,700	Hong Kong Exchanges & Clearing Ltd.	135,178
35,000	Hongkong Land Holdings Ltd.	236,950
88,856	Hutchison Whampoa Ltd.	1,003,094
3,000	Jardine Cycle & Carriage Ltd.	94,949
5,200	Jardine Matheson Holdings Ltd.	284,596
4,000	Jardine Strategic Holdings Ltd.	137,840
19,487	Kerry Properties Ltd.	80,156
213,962	Li & Fung Ltd.	283,063
44,000	Link (The) REIT	215,309
29,375	MTR Corp. Ltd.	109,275
115,928	New World Development Co. Ltd.	169,512
378,509	Noble Group Ltd.	265,917
226,320	PCCW Ltd.	103,014
23,054	Power Assets Holdings Ltd.	207,046
77,685	Sino Land Co. Ltd.	109,786
42,733	Sun Hung Kai Properties Ltd.	570,299
29,808	Swire Pacific Ltd., Class A	351,684
28,200	Swire Properties Ltd.	82,905
36,201	Wharf Holdings Ltd. (The)	311,581
26,000	Wheelock & Co. Ltd.	135,442
31,148	Yue Yuen Industrial (Holdings) Ltd.	85,748
		7,932,394
	Ireland - 0.3%
322,685	Bank of Ireland(a)	72,841
40,957	CRH PLC	859,279
2,353	Kerry Group PLC, Class A	144,349
5,337	Shire PLC	194,350
9,911	Smurfit Kappa Group PLC	200,037
		1,470,856
	Israel - 0.4%
38,915	Bank Hapoalim BM	186,532
65,159	Bank Leumi Le-Israel(a)	219,068
156,863	Bezeq Israeli Telecommunication Corp. Ltd.	253,390
11,749	Cellcom Israel Ltd.(a)	131,592
15,125	Israel Chemicals Ltd.	120,888
26,106	Teva Pharmaceutical Industries Ltd.	1,034,481
		1,945,951
	Italy - 4.2%
288,772	A2A SpA	250,198
101,619	Assicurazioni Generali SpA	1,998,384
13,959	Atlantia SpA	264,316
1,327,118	Banca Monte dei Paschi di Siena SpA(a)(b)	361,959
32,183	Banca Popolare dell’emilia Romagna Scrl(a)	191,877
320,551	Banca Popolare di Milano Scarl(a)(b)	157,318
254,921	Banco Popolare Societa Cooperativa Scarl(a)	323,941
8,229	Endesa SA(a)	190,729
56,120	Enel Green Power SpA	124,521
847,307	Enel SpA	2,817,242
207,369	Eni SpA	4,573,646
9,458	EXOR SpA	310,454
39,625	Fiat Industrial SpA	486,962
178,379	Fiat SpA(a)	1,418,795
81,008	Finmeccanica SpA(a)	422,521
63,361	Fondiaria-Sai SpA(a)	130,492
1,224,004	Intesa Sanpaolo SpA	2,317,669
125,915	Mediaset SpA(a)	549,407
35,205	Mediobanca SpA	215,690
8,844	Pirelli & C. SpA	116,026
7,852	Prysmian SpA	159,313
11,147	Saipem SpA	237,565
61,138	Snam SpA	288,034
1,915,178	Telecom Italia SpA	1,293,151
1,090,285	Telecom Italia SpA RSP	570,552
47,664	Terna-Rete Elettrica Nationale SpA	212,024
90,825	UBI Banca-Unione di Banche Italiane ScpA	384,962
522,313	UniCredit SpA	2,838,021
47,458	Unipol Gruppo Finanziario SpA	181,363
52,467	Unipol Gruppo Finanziario SpA (Preference Shares)	176,679
		23,563,811
	Japan - 21.8%
19,000	77 Bank Ltd. (The)	91,566
63,900	Aeon Co. Ltd.	875,779
11,500	Aisin Seiki Co. Ltd.	454,832
27,000	Ajinomoto Co., Inc.	375,538
3,100	Alfresa Holdings Corp.	153,337
16,800	Alps Electric Co. Ltd.	125,887
17,000	Amada Co. Ltd.	121,854
59,000	ANA Holdings, Inc.	121,173
71,000	Asahi Glass Co. Ltd.	458,391
15,000	Asahi Group Holdings Ltd.	381,119
81,000	Asahi Kasei Corp.	511,423
12,900	Astellas Pharma, Inc.	688,577
14,000	Bank of Kyoto Ltd. (The)	111,596
56,000	Bank of Yokohama Ltd. (The)	306,319
2,300	Benesse Holdings, Inc.	79,040
22,900	Bridgestone Corp.	810,249
14,000	Brother Industries Ltd.	155,152
46,600	Canon, Inc.	1,433,227
13,800	Casio Computer Co. Ltd.	122,770
8,200	Central Japan Railway Co.	1,002,125
68,700	Chubu Electric Power Co., Inc.	949,947
6,000	Chugoku Bank Ltd. (The)	77,718
25,800	Chugoku Electric Power Co., Inc. (The)	377,996
16,400	Citizen Holdings Co. Ltd.	93,543
62,000	Cosmo Oil Co. Ltd.(a)	114,727
8,200	Credit Saison Co. Ltd.	183,501
53,000	Dai Nippon Printing Co. Ltd.	470,967
14,000	Daicel Corp.	120,279
17,000	Daido Steel Co. Ltd.	98,348
10,000	Daihatsu Motor Co. Ltd.	219,206
549	Dai-ichi Life Insurance Co. Ltd. (The)	746,289
30,200	Daiichi Sankyo Co. Ltd.	490,360
8,900	Daikin Industries Ltd.	369,193
2,800	Daito Trust Construction Co. Ltd.	255,076
23,000	Daiwa House Industry Co. Ltd.	421,626
46,000	Daiwa Securities Group, Inc.	390,992
28,000	Denki Kagaku Kogyo Kabushiki Kaisha	103,055
14,500	Denso Corp.	657,516

8,600	Dentsu, Inc.	$273,682
78,000	DIC Corp.	203,020
17,000	East Japan Railway Co.	1,363,733
25,000	Ebara Corp.	137,004
20,200	EDION Corp.	115,012
9,100	Eisai Co. Ltd.	383,504
10,600	Electric Power Development Co. Ltd.	349,723
2,600	FANUC Corp.	392,822
500	Fast Retailing Co. Ltd.	170,556
37,000	Fuji Electric Co. Ltd.	138,061
18,000	Fuji Heavy Industries Ltd.	443,251
38,800	FUJIFILM Holdings Corp.	849,336
37,000	Fujikura Ltd.	134,675
186,000	Fujitsu Ltd.	711,057
46,000	Fukuoka Financial Group, Inc.	206,721
85,000	Furukawa Electric Co. Ltd.	204,819
20,000	Gunma Bank Ltd. (The)	112,856
1,440	Hakuhodo DY Holdings, Inc.	98,826
45,000	Hankyu Hanshin Holdings, Inc.	256,672
10,000	Hino Motors Ltd.	153,220
22,000	Hiroshima Bank Ltd. (The)	91,261
6,300	Hitachi Chemical Co. Ltd.	105,753
4,700	Hitachi Construction Machinery Co. Ltd.	92,466
355,000	Hitachi Ltd.	2,374,968
24,600	Hokkaido Electric Power Co., Inc.(a)	320,397
73,000	Hokuhoku Financial Group, Inc.	137,309
18,800	Hokuriku Electric Power Co.	270,469
79,700	Honda Motor Co. Ltd.	2,941,498
17,600	Hoya Corp.	378,287
8,300	Ibiden Co. Ltd.	123,544
2,300	Idemitsu Kosan Co. Ltd.	191,053
90,000	IHI Corp.	377,917
118	Inpex Corp.	514,687
23,200	Isetan Mitsukoshi Holdings Ltd.	319,382
41,000	Isuzu Motors Ltd.	290,550
86,700	ITOCHU Corp.	1,027,830
35,000	J Front Retailing Co. Ltd.	277,566
4,400	Japan Airlines Co. Ltd.	232,627
15,000	Japan Steel Works Ltd. (The)	84,032
17,300	Japan Tobacco, Inc.	602,435
37,900	JFE Holdings, Inc.	854,296
6,000	JGC Corp.	211,072
24,000	Joyo Bank Ltd. (The)	128,839
5,900	JSR Corp.	106,297
14,900	JTEKT Corp.	186,790
212,400	JX Holdings, Inc.	1,125,112
83,000	Kajima Corp.	291,139
11,000	Kamigumi Co. Ltd.	90,926
24,000	Kaneka Corp.	162,025
73,000	Kanematsu Corp.(a)	79,416
111,400	Kansai Electric Power Co., Inc. (The)(a)	1,359,158
15,800	Kao Corp.	504,418
86,000	Kawasaki Heavy Industries Ltd.	313,904
65,000	Kawasaki Kisen Kaisha Ltd.	132,835
26,500	KDDI Corp.	1,457,628
12,000	Keikyu Corp.	99,802
17,000	Keio Corp.	119,262
600	Keyence Corp.	195,211
53,000	Kintetsu Corp.	226,862
41,000	Kirin Holdings Co. Ltd.	604,860
302,000	Kobe Steel Ltd.(a)	475,929
6,000	Koito Manufacturing Co. Ltd.	115,541
29,500	Komatsu Ltd.	656,255
39,000	Konica Minolta Holdings, Inc.	318,408
3,500	K’s Holdings Corp.	118,855
32,000	Kubota Corp.	465,253
13,000	Kuraray Co. Ltd.	176,981
4,500	Kurita Water Industries Ltd.	91,505
5,900	Kyocera Corp.	596,868
10,000	Kyowa Hakko Kirin Co. Ltd.	99,436
65,200	Kyushu Electric Power Co., Inc.(a)	904,865
1,700	Lawson, Inc.	132,744
13,900	LIXIL Group Corp.	325,330
3,200	Makita Corp.	166,255
110,000	Marubeni Corp.	762,747
14,800	Marui Group Co. Ltd.	143,704
127,000	Mazda Motor Corp.(a)	529,409
11,700	Medipal Holdings Corp.	144,652
4,700	MEIJI Holdings Co. Ltd.	219,816
139,000	Mitsubishi Chemical Holdings Corp.	651,507
93,600	Mitsubishi Corp.	1,702,510
102,000	Mitsubishi Electric Corp.	988,318
20,000	Mitsubishi Estate Co. Ltd.	506,532
18,000	Mitsubishi Gas Chemical Co., Inc.	132,866
139,000	Mitsubishi Heavy Industries Ltd.	744,782
99,000	Mitsubishi Materials Corp.	348,269
23,000	Mitsubishi Motors Corp.(a)	302,598
8,800	Mitsubishi Tanabe Pharma Corp.	118,192
685,160	Mitsubishi UFJ Financial Group, Inc.	4,186,683
106,900	Mitsui & Co. Ltd.	1,429,246
119,000	Mitsui Chemicals, Inc.	274,648
75,000	Mitsui Engineering & Shipbuilding Co. Ltd.	132,683
21,000	Mitsui Fudosan Co. Ltd.	632,637
42,000	Mitsui Mining & Smelting Co. Ltd.	93,945
137,000	Mitsui OSK Lines Ltd.(a)	526,521
936,000	Mizuho Financial Group, Inc.	1,931,859
30,400	MS&AD Insurance Group Holdings, Inc.	785,693
5,400	Murata Manufacturing Co. Ltd.	370,047
8,100	Namco Bandai Holdings, Inc.	130,615
274,000	NEC Corp.	618,454
12,000	NGK Insulators Ltd.	159,829
8,000	NGK Spark Plug Co. Ltd.	158,446
16,000	Nichirei Corp.	76,783
3,100	Nidec Corp.	252,148
10,900	Nikon Corp.	227,076
7,600	Nintendo Co. Ltd.	959,707
38,000	Nippon Electric Glass Co. Ltd.	203,609
77,000	Nippon Express Co. Ltd.	362,473
13,000	Nippon Meat Packers, Inc.	199,583
129,000	Nippon Sheet Glass Co. Ltd.(a)	135,092
414,000	Nippon Steel & Sumitomo Metal Corp.	1,199,634
41,700	Nippon Telegraph & Telephone Corp.	2,092,314
197,000	Nippon Yusen Kabushiki Kaisha	544,802
144,600	Nissan Motor Co. Ltd.	1,509,880
9,500	Nisshin Seifun Group, Inc.	109,725
2,400	Nissin Foods Holdings Co. Ltd.	95,043
4,500	Nitto Denko Corp.	253,012
30,200	NKSJ Holdings, Inc.	756,267
7,500	NOK Corp.	119,109
117,400	Nomura Holdings, Inc.	891,646
22,000	NSK Ltd.	205,338
52,000	NTN Corp.(a)	170,240
72	NTT Data Corp.	257,679
705	NTT DoCoMo, Inc.	1,071,603

47,000	Obayashi Corp.	$250,399
14,000	Odakyu Electric Railway Co. Ltd.	132,520
85,000	OJI Holdings Corp.	361,242
9,200	Olympus Corp.(a)	280,523
7,600	OMRON Corp.	234,518
2,900	Ono Pharmaceutical Co. Ltd.	185,461
800	Oriental Land Co. Ltd.	129,734
46,400	ORIX Corp.	686,411
110,000	Osaka Gas Co. Ltd.	464,135
11,300	Otsuka Holdings Co. Ltd.	363,627
216,900	Panasonic Corp.(a)	1,876,691
22,000	Rengo Co. Ltd.	111,169
83,100	Resona Holdings, Inc.	411,466
50,000	Ricoh Co. Ltd.	560,216
6,400	Rohm Co. Ltd.	246,617
2,400	Sankyo Co. Ltd.	105,658
1,900	Santen Pharmaceutical Co. Ltd.	82,583
28,000	Sapporo Holdings Ltd.	100,493
15,500	SBI Holdings, Inc.	162,005
6,300	Secom Co. Ltd.	345,890
7,600	Sega Sammy Holdings, Inc.	176,333
18,200	Seiko Epson Corp.	227,234
22,000	Sekisui Chemical Co. Ltd.	220,101
29,000	Sekisui House Ltd.	373,575
40,500	Seven & I Holdings Co. Ltd.	1,523,563
199,000	Sharp Corp.(a)	817,406
14,800	Shikoku Electric Power Co., Inc.(a)	264,084
1,000	Shimamura Co. Ltd.	114,280
1,200	Shimano, Inc.	107,854
73,000	Shimizu Corp.	302,821
12,000	Shin-Etsu Chemical Co. Ltd.	746,683
50,000	Shinsei Bank Ltd.	110,823
8,400	Shionogi & Co. Ltd.	170,041
19,100	Shiseido Co. Ltd.	292,651
23,000	Shizuoka Bank Ltd. (The)	248,111
143,000	Showa Denko K.K.	191,917
29,300	Showa Shell Sekiyu K.K.	269,302
1,100	SMC Corp.	232,291
23,700	SoftBank Corp.	1,503,614
232,900	Sojitz Corp.	395,448
110,700	Sony Corp.	2,327,564
6,000	Stanley Electric Co. Ltd.	115,907
156,000	Sumitomo Chemical Co. Ltd.	512,307
81,900	Sumitomo Corp.	1,092,500
51,400	Sumitomo Electric Industries Ltd.	692,441
36,000	Sumitomo Heavy Industries Ltd.	166,906
20,000	Sumitomo Metal Mining Co. Ltd.	260,282
58,300	Sumitomo Mitsui Financial Group, Inc.	2,658,487
120,000	Sumitomo Mitsui Trust Holdings, Inc.	551,472
10,000	Sumitomo Realty & Development Co. Ltd.	417,366
8,000	Sumitomo Rubber Industries Ltd.	132,825
3,800	Suzuken Co. Ltd.	118,418
21,600	Suzuki Motor Corp.	516,309
36,400	T&D Holdings, Inc.	459,279
73,000	Taiheiyo Cement Corp.	244,929
85,000	Taisei Corp.	330,131
1,400	Taisho Pharmaceutical Holdings Co. Ltd.	95,084
15,000	Taiyo Nippon Sanso Corp.	105,536
21,000	Takashimaya Co. Ltd.	206,039
27,600	Takeda Pharmaceutical Co. Ltd.	1,227,696
8,800	TDK Corp.	316,283
101,000	Teijin Ltd.	218,728
4,200	Terumo Corp.	212,018
37,000	Tobu Railway Co., Ltd.	190,351
23,000	Toho Gas Co. Ltd.	114,585
4,400	Toho Holdings Co. Ltd.	76,006
71,400	Tohoku Electric Power Co., Inc.(a)	831,929
30,100	Tokio Marine Holdings, Inc.	959,417
44,000	Tokuyama Corp.	157,023
629,000	Tokyo Electric Power Co., Inc.(a)	3,830,725
6,000	Tokyo Electron Ltd.	272,381
115,000	Tokyo Gas Co. Ltd.	630,217
16,000	Tokyo Tatemono Co. Ltd.	132,581
56,000	Tokyu Corp.	362,686
18,000	Tokyu Land Corp.	171,298
25,000	TonenGeneral Sekiyu K.K.	240,964
57,000	Toppan Printing Co. Ltd.	385,969
67,000	Toray Industries, Inc.	425,754
266,000	Toshiba Corp.	1,149,408
66,000	Tosoh Corp.	233,521
12,000	TOTO Ltd.	122,129
12,500	Toyo Seikan Group Holdings Ltd.	206,268
3,000	Toyo Suisan Kaisha Ltd.	93,488
53,000	Toyobo Co. Ltd.	82,446
3,900	Toyoda Gosei Co. Ltd.	95,562
8,300	Toyota Industries Corp.	340,506
96,000	Toyota Motor Corp.	5,827,055
19,000	Toyota Tsusho Corp.	503,035
86,000	Ube Industries Ltd.	162,635
27,600	UNY Co. Ltd.	176,788
10,900	West Japan Railway Co.	458,807
9,850	Yamada Denki Co. Ltd.	397,585
10,000	Yamaguchi Financial Group, Inc.	94,962
12,200	Yamaha Corp.	156,043
18,500	Yamaha Motor Co. Ltd.	247,532
17,300	Yamato Holdings Co. Ltd.	378,523
10,000	Yamazaki Baking Co. Ltd.	117,533
11,000	Yokohama Rubber Co. Ltd. (The)	108,037
		123,378,668
	Liechtenstein - 0.0%
10,470	Antofagasta PLC	140,000

	Luxembourg - 0.4%
8,613	APERAM SA	106,110
118,734	ArcelorMittal	1,560,371
2,654	Luxottica Group SpA	141,387
7,279	SES SA FDR	213,606
		2,021,474
	Netherlands - 5.2%
185,209	Aegon NV	1,425,163
11,469	Akzo Nobel NV	696,808
2,719	ASML Holding NV	244,065
2,545	Corio NV REIT	111,131
4,681	CSM NV	106,972
15,821	DE Master Blenders 1753 NV(a)	260,498
19,017	Delta Lloyd NV	410,846
3,412	Fugro NV CVA	207,503
3,511	Heineken Holding NV	219,864
5,814	Heineken NV	407,622
364,775	ING Groep NV CVA(a)	3,719,935
459,233	Koninklijke (Royal) KPN NV(a)	1,207,999
50,986	Koninklijke Ahold NV	838,486
29,390	Koninklijke BAM Groep NV	167,810
2,333	Koninklijke Boskalis Westminster NV	87,500

7,913	Koninklijke DSM NV	$554,784
40,285	Koninklijke Philips Electronics NV	1,287,028
2,586	Nutreco NV	121,557
121,605	PostNL NV(a)	437,270
4,178	QIAGEN NV(a)	86,240
4,849	Randstad Holding NV	233,501
13,133	Reed Elsevier NV	251,117
238,102	Royal Dutch Shell PLC, Class A	8,078,608
168,246	Royal Dutch Shell PLC, Class B	5,916,332
30,480	Royal Imtech NV(a)	73,863
6,562	SBM Offshore NV(a)	126,779
68,968	SNS REAAL NV(a)(b)	0
12,933	Tenaris SA	290,912
16,322	TNT Express NV	128,067
37,820	Unilever NV CVA	1,518,631
12,374	Wolters Kluwer NV	298,137
		29,515,028
	New Zealand - 0.1%
23,917	Fletcher Building Ltd.	154,769
61,034	Telecom Corp. of New Zealand Ltd.	109,305
		264,074
	Norway - 0.8%
5,788	Aker Solutions ASA	86,907
40,466	DNB ASA	671,577
5,942	Gjensidige Forsikring ASA	91,681
131,780	Marine Harvest ASA	132,358
50,847	Norsk Hydro ASA	215,371
41,094	Orkla ASA	317,062
7,391	Petroleum Geo-Services ASA	99,167
618,374	Renewable Energy Corp. ASA(a)	318,909
10,664	Seadrill Ltd.	456,020
62,165	Statoil ASA	1,343,358
24,220	Storebrand ASA(a)	138,873
19,597	Telenor ASA	432,429
2,647	TGS Nopec Geophysical Co. ASA	84,727
5,425	Yara International ASA	242,719
		4,631,158
	Portugal - 0.2%
1,170,628	Banco Comercial Portugues SA, Class R(a)	146,115
149,493	Banco Espirito Santo SA(a)	144,908
136,940	EDP-Energias de Portugal SA	485,502
8,042	Galp Energia SGPS SA	128,143
96,147	Portugal Telecom SGPS SA	366,537
		1,271,205
	Singapore - 0.7%
60,000	CapitaLand Ltd.	152,125
50,000	CapitaMall Trust REIT	79,674
13,000	City Developments Ltd.	108,474
60,000	ComfortDelGro Corp. Ltd.	94,195
53,000	DBS Group Holdings Ltd.	694,768
237,000	Golden Agri-Resources Ltd.	97,669
35,600	Keppel Corp. Ltd.	289,227
62,000	Oversea-Chinese Banking Corp. Ltd.	513,929
27,000	SembCorp Industries Ltd.	107,665
13,000	Singapore Airlines Ltd.	103,167
48,000	Singapore Press Holdings Ltd.	165,407
27,000	Singapore Technologies Engineering Ltd.	90,710
223,000	Singapore Telecommunications Ltd.	687,931
34,000	United Overseas Bank Ltd.	572,738
85,000	Wilmar International Ltd.	210,173
		3,967,852
	South Korea - 3.0%
9,000	BS Financial Group, Inc.	128,580
1,347	Cheil Industries, Inc.	106,592
729	CJ Corp.	74,300
1,534	Daelim Industrial Co. Ltd.	121,527
4,450	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	117,447
2,533	Dongbu Insurance Co. Ltd.	107,212
7,810	Dongkuk Steel Mill Co. Ltd.	85,857
855	Doosan Corp.	108,452
2,567	Doosan Heavy Industries & Construction Co. Ltd.	105,337
709	E-Mart Co. Ltd.	133,479
2,122	GS Engineering & Construction Corp.	57,610
3,448	GS Holdings	169,419
12,236	Hana Financial Group, Inc.	392,101
8,870	Hanjin Shipping Co. Ltd.(a)	63,717
5,179	Hankook Tire Worldwide Co. Ltd.	118,016
3,100	Hanwha Corp.	84,852
2,223	Hyosung Corp.	133,369
1,999	Hyundai Engineering & Construction Co. Ltd.	105,339
2,623	Hyundai Heavy Industries Co. Ltd.	490,313
3,310	Hyundai Marine & Fire Insurance Co. Ltd.	90,748
1,241	Hyundai MOBIS	302,676
6,093	Hyundai Motor Co.	1,260,985
2,597	Hyundai Steel Co.	158,119
10,450	Industrial Bank of Korea	106,042
17,298	KB Financial Group, Inc.	548,153
7,708	Kia Motors Corp.	437,056
17,430	Korea Electric Power Corp.(a)	444,506
1,857	Korea Gas Corp.	103,146
2,816	Korean Air Lines Co. Ltd.(a)	70,687
5,900	KT Corp.	191,165
3,666	KT&G Corp.	247,027
1,222	LG Chem Ltd.	306,744
7,642	LG Corp.	444,198
13,540	LG Display Co. Ltd.(a)	335,660
9,235	LG Electronics, Inc.	599,267
3,506	LG International Corp.	95,965
15,570	LG Uplus Corp.(a)	189,874
455	Lotte Chemical Corp.	68,852
448	Lotte Shopping Co. Ltd.	140,171
1,189	LS Corp.	76,309
664	OCI Co. Ltd.	98,410
15,164	Orient Overseas International Ltd.	84,175
4,308	POSCO	1,240,526
4,794	Samsung C&T Corp.	237,262
1,364	Samsung Electro-Mechanics Co. Ltd.	98,103
2,092	Samsung Electronics Co. Ltd.	2,383,568
1,279	Samsung Fire & Marine Insurance Co. Ltd.	273,236
6,030	Samsung Heavy Industries Co. Ltd.	214,432
3,342	Samsung Life Insurance Co. Ltd.	319,794
983	Samsung SDI Co. Ltd.	142,625
21,053	Shinhan Financial Group Co. Ltd.	768,341
493	Shinsegae Co. Ltd.	95,886
1,100	SK C&C Co. Ltd.	99,384
3,388	SK Holdings Co. Ltd.	532,285
11,620	SK Hynix, Inc.(a)	281,340
3,342	SK Innovation Co. Ltd.	452,174
2,396	SK Telecom Co. Ltd.	470,274
2,230	S-Oil Corp.	149,868

25,840	Woori Finance Holdings Co. Ltd.	$258,762
		17,121,314
	Spain - 4.3%
14,802	Abertis Infraestructuras SA	274,283
2,728	Acciona SA	127,960
14,864	ACS Actividades de Construccion y Servicios SA	426,323
8,116	Amadeus IT Holding SA, Class A	278,258
344,450	Banco Bilbao Vizcaya Argentaria SA	3,255,616
167,488	Banco de Sabadell SA	342,050
87,090	Banco Popular Espanol SA(a)	382,198
955,260	Banco Santander SA	6,968,821
32,207	Bankinter SA	146,345
25,074	Distribuidora Internacional de Alimentacion SA	207,358
6,931	Enagas SA	170,814
18,873	Ferrovial SA	320,775
10,599	Fomento de Construcciones y Contratas SA	146,228
39,213	Gamesa Corp. Tecnologica SA	288,983
17,810	Gas Natural SDG SA	361,830
2,932	Hochtief AG	223,006
271,468	Iberdrola SA	1,495,946
8,036	Indra Sistemas SA	108,840
2,886	Industria de Diseno Textil SA (Inditex)	383,984
6,632	Leighton Holdings Ltd.	98,325
47,885	Mapfre SA	174,856
4,050	Obrascon Huarte Lain SA	154,101
3,371	Red Electrica Corporacion SA	187,798
80,619	Repsol SA	1,925,829
426,987	Telefonica SA(a)	6,075,135
		24,525,662
	Sweden - 1.9%
5,961	Alfa Laval AB	134,891
5,125	Assa Abloy AB, Class B	226,300
10,196	Atlas Copco AB, Class A	265,356
6,352	Atlas Copco AB, Class B	148,501
11,811	Boliden AB	166,614
9,389	Electrolux AB, Series B	272,797
3,993	Getinge AB, Class B	147,235
20,164	Hennes & Mauritz AB, Class B	749,066
3,284	Hexagon AB, Class B	99,888
14,659	Husqvarna AB, Class B	87,785
3,597	Industrivarden AB, Class A	68,573
1,860	Industrivarden AB, Class C	33,353
5,312	NCC AB, Class B	138,979
95,112	Nordea Bank AB	1,201,288
28,324	Sandvik AB	357,306
18,697	Securitas AB, Class B	181,795
45,875	Skandinaviska Enskilda Banken AB, Class A	505,012
23,231	Skanska AB, Class B	437,187
12,344	SKF AB, Class B	341,467
18,139	SSAB AB, Class A(b)	118,005
8,094	SSAB AB, Class B	45,201
19,556	Svenska Cellulosa AB, Class B	516,135
14,502	Svenska Handelsbanken AB, Class A	656,771
19,694	Swedbank AB, Class A	473,676
3,492	Swedish Match AB	130,097
16,880	Tele2 AB, Class B	215,652
96,446	Telefonaktiebolaget LM Ericsson, Class B	1,136,976
96,444	TeliaSonera AB	696,485
7,496	Trelleborg AB, Class B	131,664
51,533	Volvo AB, Class B	757,711
		10,441,766
	Switzerland - 4.9%
61,907	ABB Ltd.	1,361,867
6,200	Adecco SA	392,025
2,100	Aryzta AG	129,392
2,907	Baloise Holding AG	314,744
4,700	Chugai Pharmaceutical Co. Ltd.	92,944
5,982	Cie Financiere Richemont SA(a)	583,296
11,704	Clariant AG	182,271
74,332	Credit Suisse Group AG	2,175,200
6,331	GAM Holding AG	100,844
636	Geberit AG	169,824
191	Georg Fischer AG	99,647
157	Givaudan SA	217,804
213,772	Glencore Xstrata PLC(a)	899,347
256	Helvetia Holding AG	113,928
8,852	Holcim Ltd.	637,355
4,618	Julius Baer Group Ltd.	208,944
1,377	Kuehne + Nagel International AG	165,984
1	Lindt & Spruengli AG	45,407
11	Lindt & Spruengli AG NVTG	43,046
2,175	Lonza Group AG	166,668
70,304	Nestle SA	4,744,186
55,262	Novartis AG	3,961,093
12,542	Roche Holding AG Genussch	3,077,626
369	Schindler Holding AG	51,310
791	Schindler Holding AG NVTG	112,799
83	SGS SA	187,144
756	Sonova Holding AG	83,155
37,696	STMicroelectronics NV	323,403
533	Sulzer AG	79,450
1,081	Swatch Group AG (The)	309,741
2,531	Swiss Life Holding AG	452,728
15,830	Swiss Re AG	1,255,633
844	Swisscom AG	375,606
1,438	Syngenta AG	568,452
92,363	UBS AG	1,812,170
8,518	Zurich Insurance Group AG	2,283,629
		27,778,662
	United Kingdom - 16.7%
19,221	3i Group PLC	111,723
5,528	Admiral Group PLC	117,582
3,819	Aggreko PLC	103,058
9,234	AMEC PLC	150,771
19,758	Amlin PLC	120,445
66,703	Anglo American PLC	1,423,841
8,289	Associated British Foods PLC	244,293
58,647	AstraZeneca PLC	2,965,207
288,936	Aviva PLC	1,627,324
7,128	Babcock International Group PLC	126,975
165,016	BAE Systems PLC	1,115,519
52,464	Balfour Beatty PLC	196,379
847,159	Barclays PLC	3,697,601
47,970	Barratt Developments PLC(a)	237,083
86,562	BG Group PLC	1,557,071
50,832	BHP Billiton PLC	1,448,030
1,523,997	BP PLC	10,502,174
42,752	British American Tobacco PLC	2,272,384
29,281	British Land Co. PLC REIT	265,239
21,861	British Sky Broadcasting Group PLC	274,419
367,595	BT Group PLC	1,898,695

9,453	Bunzl PLC	$201,927
5,946	Burberry Group PLC	137,921
150,783	Cable & Wireless Communications PLC	92,604
35,232	Cairn Energy PLC(a)	143,789
14,051	Capita PLC	222,180
29,990	Carillion PLC	135,535
8,484	Carnival PLC	327,085
15,154	Catlin Group Ltd.	116,250
231,630	Centrica PLC	1,373,046
5,780	Close Brothers Group PLC	91,571
34,593	Cobham PLC	150,831
51,636	Compass Group PLC	702,979
61,754	Debenhams PLC	101,486
40,079	Diageo PLC	1,248,046
276,754	Dixons Retail PLC(a)	190,738
11,820	Drax Group PLC	114,955
26,997	DS Smith PLC	106,169
18,618	Eurasian Natural Resources Corp. PLC	61,448
26,460	Evraz PLC	37,648
16,010	Experian PLC	299,273
80,383	FirstGroup PLC	121,804
61,400	G4S PLC	209,349
48,234	GKN PLC	256,011
172,394	GlaxoSmithKline PLC	4,401,266
8,335	Greene King PLC	110,567
24,652	Hammerson PLC REIT	197,894
22,269	Hang Seng Bank Ltd.	340,840
78,389	Hays PLC	122,526
38,618	Henderson Group PLC	96,075
72,483	Home Retail Group PLC	165,271
813,793	HSBC Holdings PLC	9,225,987
29,423	ICAP PLC	181,460
6,675	IMI PLC	138,841
31,792	Imperial Tobacco Group PLC	1,063,253
19,911	Inchcape PLC	172,212
17,999	Informa PLC	143,259
11,609	Inmarsat PLC	120,295
4,217	Intercontinental Hotels Group PLC	121,918
16,494	Intermediate Capital Group PLC	121,603
70,211	International Consolidated Airlines Group SA(a)	309,857
22,704	Intu Properties PLC REIT	115,859
14,744	Invensys PLC	110,936
22,586	Investec PLC	150,423
60,449	ITV PLC	154,511
112,455	J Sainsbury PLC	671,038
10,290	John Wood Group PLC	140,635
8,589	Johnson Matthey PLC	369,155
14,086	Kazakhmys PLC	55,587
119,126	Kingfisher PLC	717,889
31,081	Ladbrokes PLC	100,366
7,351	Lancashire Holdings Ltd.	89,936
32,018	Land Securities Group PLC REIT	460,653
285,202	Legal & General Group PLC	834,062
2,121,065	Lloyds Banking Group PLC(a)	2,201,749
17,292	Lonmin PLC(a)	81,688
243,628	Man Group PLC	296,590
97,788	Marks & Spencer Group PLC	713,831
20,395	Meggitt PLC	169,286
15,067	Mondi PLC	223,626
145,636	National Grid PLC	1,736,524
3,276	Next PLC	247,832
235,099	Old Mutual PLC	692,171
30,884	Pearson PLC	632,093
13,468	Pennon Group PLC	142,008
9,935	Persimmon PLC	186,166
4,696	Petrofac Ltd.	93,477
84,275	Prudential PLC	1,491,019
12,315	Reckitt Benckiser Group PLC	873,576
21,208	Reed Elsevier PLC	272,974
83,905	Rentokil Initial PLC	124,660
85,561	Resolution Ltd.	420,016
38,182	Rexam PLC	284,682
36,800	Rio Tinto PLC	1,648,613
35,100	Rolls-Royce Holdings PLC	625,257
165,177	Royal Bank of Scotland Group PLC(a)	795,323
267,029	RSA Insurance Group PLC	506,037
15,180	SABMiller PLC	741,154
31,457	Sage Group PLC (The)	167,155
2,200	Schroders PLC	81,882
1,284	Schroders PLC NVTG	37,355
40,022	Segro PLC REIT	188,579
15,854	Serco Group PLC	150,702
10,106	Severn Trent PLC	271,645
20,223	Smith & Nephew PLC	240,520
12,854	Smiths Group PLC	269,899
47,787	SSE PLC	1,141,048
57,215	Standard Chartered PLC	1,322,363
88,895	Standard Life PLC	511,180
5,768	Subsea 7 SA	109,039
15,233	Tate & Lyle PLC	193,759
117,358	Taylor Wimpey PLC	189,485
457,472	Tesco PLC	2,547,410
247,817	Thomas Cook Group PLC(a)	577,080
9,415	Travis Perkins PLC	242,937
8,745	Tullow Oil PLC	137,617
9,899	UBM PLC	106,778
26,068	Unilever PLC	1,054,799
31,841	United Utilities Group PLC	348,286
19,949	Vesuvius PLC	128,233
2,952,859	Vodafone Group PLC	8,841,445
3,193	Weir Group PLC (The)	104,028
3,820	Whitbread PLC	187,059
17,339	William Hill PLC	127,885
155,103	William Morrison Supermarkets PLC	679,801
11,056	Wolseley PLC	527,315
38,517	WPP PLC	691,381
		94,279,649
	United States - 0.2%
8,640	Brookfield Office Properties, Inc.(b)	146,150
6,470	Imperial Oil Ltd.	277,353
12,428	Transocean Ltd.(a)	585,453
2,613	Valeant Pharmaceuticals International, Inc.(a)	242,225
		1,251,181
	Total Common Stocks and Other Equity Interests (Cost $542,076,585)	565,080,883

	Rights - 0.0%
	Hong Kong - 0.0%
1,399	New World Development Co. Ltd., expiring 08/29/13(a) (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $542,076,585)-100.0%	$565,080,883

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.1%
6,150,283	Invesco Liquid Assets Portfolio - Institutional Class (Cost $6,150,283)(c)(d)	6,150,283

	Total Investments (Cost $548,226,868)(e)-101.1%	571,231,166
	Liabilities in excess of other assets-(1.1)%	(5,955,064)
	Net Assets-100.0%	$565,276,102

Investment Abbreviations:

PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $558,402,903. The net unrealized appreciation was $12,828,263 which consisted of aggregate gross unrealized appreciation of $58,297,955 and aggregate gross unrealized depreciation of $45,469,692.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 4.2%
13,957	Abacus Property Group REIT	$27,682
18,014	Adelaide Brighton Ltd.	53,027
8,290	Als Ltd.	63,164
57,909	Alumina Ltd.(a)	50,411
3,359	Ansell Ltd.	55,889
69,061	APN News & Media Ltd.	18,284
12,868	Aristocrat Leisure Ltd.	50,120
28,392	Atlas Iron Ltd.	20,766
11,425	Ausdrill Ltd.	11,074
12,831	Australian Agricultural Co. Ltd.(a)	13,242
6,594	Automotive Holdings Group Ltd.	22,428
30,218	AWE Ltd.(a)	36,611
37,361	Beach Energy Ltd.	44,930
94,611	Billabong International Ltd.(a)	34,388
7,070	Bradken Ltd.	31,281
13,628	BWP Trust REIT	30,087
6,027	Cabcharge Australia Ltd.	23,421
3,521	Cardno Ltd.	17,285
26,888	Challenger Ltd.	103,038
7,251	Charter Hall Group REIT	25,054
12,588	Charter Hall Retail REIT	43,607
995	Cochlear Ltd.	54,542
91,569	Commonwealth Property Office Fund REIT	94,916
10,006	Contact Energy Ltd.	42,768
7,527	DuluxGroup Ltd.	30,128
65,174	Emeco Holdings Ltd.	14,623
26,926	Envestra Ltd.	26,823
10,543	Federation Centres REIT	22,141
21,167	FKP Property Group	28,589
2,564	Fleetwood Corp. Ltd.	9,158
1,254	Flight Centre Ltd.	51,037
16,201	Fortescue Metals Group Ltd.	53,215
4,820	GrainCorp Ltd., Class A	53,509
4,350	GUD Holdings Ltd.	25,024
83,310	Gunns Ltd.(a)	0
17,947	GWA International Ltd.	39,622
29,690	Harvey Norman Holdings Ltd.	70,876
9,780	Iluka Resources Ltd.	96,723
5,798	Independence Group NL	16,859
22,545	Investa Office Fund REIT	59,687
1,946	Invocare Ltd.	20,329
6,240	IOOF Holdings Ltd.	46,257
2,716	Iress Ltd.	20,182
4,496	JB Hi-Fi Ltd.	74,969
51,238	Kagara Ltd.(a)	0
5,013	Kingsgate Consolidated Ltd.	7,176
27,140	Lynas Corp. Ltd.(a)	9,864
74,615	Macmahon Holdings Ltd.	9,710
2,469	Mineral Resources Ltd.	21,050
1,971	Monadelphous Group Ltd.	29,116
38,815	Mount Gibson Iron Ltd.	19,507
37,778	Myer Holdings Ltd.	90,862
5,642	Navitas Ltd.	30,380
5,827	New Hope Corp. Ltd.	19,663
10,036	NRW Holdings Ltd.	8,782
9,339	Nufarm Ltd.	37,716
11,308	OceanaGold Corp.(a)	17,929
13,817	Oil Search Ltd.	100,441
53,706	Pacific Brands Ltd.	39,764
29,021	Paladin Energy Ltd.(a)	26,045
13,801	PanAust Ltd.	24,276
1,420	Perpetual Ltd.	50,848
3,930	Platinum Asset Management Ltd.	22,326
5,048	Premier Investments Ltd.	35,155
19,533	Primary Health Care Ltd.	89,052
10,704	Programmed Maintenance Services Ltd.	23,631
2,186	Ramsay Health Care Ltd.	72,254
14,580	Resolute Mining Ltd.	10,664
6,199	SAI Global Ltd.	21,085
3,335	Seek Ltd.	28,224
2,699	Seven Group Holdings Ltd.	16,810
34,776	Seven West Media Ltd.	66,789
91,672	Sigma Pharmaceuticals Ltd.	54,299
8,261	Skilled Group Ltd.	21,945
30,170	Southern Cross Media Group Ltd.	39,937
23,209	Spark Infrastructure Group	37,180
14,858	St. Barbara Ltd.(a)	6,600
1,526	Super Retail Group Ltd.	17,283
131,917	Ten Network Holdings Ltd.(a)	32,557
5,236	Trade Me Ltd.	19,921
44,641	Transfield Services Ltd.	35,656
53,739	Transpacific Industries Group Ltd.(a)	41,235
112,977	Virgin Australia Airlines Services(a)	0
66,564	Virgin Australia Holdings Ltd.(a)	27,181
7,476	Whitehaven Coal Ltd.	13,184
		3,003,863
	Austria - 0.7%
703	Amag Austria Metall AG	18,716
3,976	CA Immobilien Anlagen AG	49,902
2,847	Conwert Immobilien Invest SE	30,617
2,415	EVN AG	30,926
528	Flughafen Wien AG	33,513
378	Lenzing AG	28,650
269	Mayr-Melnhof Karton AG	29,454
1,882	Oesterreichische Post AG	80,218
1,264	RHI AG	39,627
228	Schoeller-Bleckmann Oilfield Equipment AG	26,869
742	Strabag SE	16,607
1,810	Verbund AG	35,631
6,405	Wienerberger AG	83,603
		504,333
	Belarus - 0.1%
3,973	Tieto Oyj	75,704

	Belgium - 0.9%
831	Ackermans & van Haaren NV	75,277
10,201	AGFA-Gevaert NV(a)	20,318
317	Barco NV	23,711

712	Befimmo SCA Sicafi REIT	$48,690
420	Cie d’Entreprises CFE	25,431
648	Cofinimmo REIT	73,998
1,129	Elia System Operator SA/NV	47,613
319	EVS Broadcast Equipment SA	23,051
615	Gimv NV	30,950
1,533	Imerys SA	101,067
18,714	Nyrstar	82,500
470	Sofina SA	44,186
1,869	Tessenderlo Chemie NV	50,504
273	Warehouses De Pauw SCA REIT	18,259
		665,555
	Bermuda - 0.1%
48,287	Golden Ocean Group Ltd.(a)	51,765

	British Virgin Islands - 0.0%
13,156	New World Resources PLC, Class A	10,920
162,000	Pacific Andes Resources Development Ltd.	16,277
		27,197
	Canada - 8.5%
27,260	Advantage Oil & Gas Ltd.(a)	98,375
4,281	Aecon Group, Inc.	49,387
7,218	African Barrick Gold Ltd.	12,354
8,608	AGF Management Ltd., Class B	100,478
1,470	Alamos Gold, Inc.	21,634
3,954	Algonquin Power & Utilities Corp.	26,846
699	Allied Properties Real Estate Investment Trust REIT	21,350
1,986	Artis Real Estate Investment Trust REIT	28,146
7,255	Athabasca Oil Corp.(a)	50,881
2,249	ATS Automation Tooling Systems, Inc.(a)	25,070
11,239	AuRico Gold, Inc.	51,819
6,256	Bankers Petroleum Ltd.(a)	18,134
1,171	Bell Aliant, Inc.	31,677
2,604	Birchcliff Energy Ltd.(a)	19,453
7,682	Blackpearl Resources, Inc.(a)	11,956
787	Boardwalk REIT	44,110
8,709	CAE, Inc.	99,115
1,227	Calfrac Well Services Ltd.	40,639
1,987	Calloway REIT	48,841
5,284	Canaccord Financial, Inc.	33,049
1,018	Canadian REIT	40,767
1,524	Canadian Apartment Properties REIT	31,635
1,937	Canadian Western Bank	54,490
2,540	Canexus Corp.	21,075
2,761	Canfor Corp.(a)	58,198
5,095	Capital Power Corp.	103,283
17,753	Capstone Mining Corp.(a)	33,501
953	CCL Industries, Inc., Class B	64,510
7,503	Centerra Gold, Inc.	33,207
2,828	Chartwell Retirement Residences REIT	26,876
2,526	Cineplex, Inc.	91,256
7,998	CML Healthcare, Inc.	82,777
1,047	Cogeco Cable, Inc.	50,311
1,661	Cominar REIT	32,588
200	Constellation Software, Inc	29,154
3,033	Corus Entertainment, Inc., Class B	73,314
6,408	Cott Corp.	53,543
6,650	Crew Energy, Inc.(a)	34,154
3,278	Davis + Henderson Corp.	79,427
1,659	Detour Gold Corp.(a)	16,460
802	Dollarama, Inc.	57,830
1,772	Dominion Diamond Corp.(a)	25,045
1,649	Dorel Industries, Inc., Class B	60,295
1,866	Dream Unlimited Corp., Class A(a)	22,326
1,866	Dundee Corp., Class A(a)	39,841
2,866	Dundee Precious Metals, Inc.(a)	14,218
1,127	Dundee Real Estate Investment Trust, Class A REIT	33,808
10,518	Eldorado Gold Corp.	82,974
1,194	Empire Co. Ltd., Class A	93,762
2,893	Enerflex Ltd.	41,057
5,368	Ensign Energy Services, Inc.	93,309
9,697	Extendicare, Inc.	64,706
2,783	First Capital Realty, Inc.	46,237
1,421	FirstService Corp.	52,815
1,639	Franco-Nevada Corp.	69,734
1,475	Genivar, Inc.	35,151
3,374	Gibson Energy, Inc.	77,683
1,751	Gildan Activewear, Inc.	78,076
3,903	GMP Capital, Inc.	23,918
1,200	Granite Real Estate Investment Trust REIT	40,095
2,343	Great Canadian Gaming Corp.(a)	22,084
2,955	H&R REIT	62,115
856	Home Capital Group, Inc.	52,132
7,505	HudBay Minerals, Inc.	50,518
1,500	Imperial Metals Corp.(a)	14,882
1,688	Innergex Renewable Energy, Inc.	14,236
5,204	InnVest REIT	20,501
2,505	Jean Coutu Group (PJC), Inc. (The), Class A	45,809
14,165	Just Energy Group, Inc.	100,308
2,091	Keyera Corp.	116,871
41,962	Lake Shore Gold Corp.(a)	13,878
1,614	Laurentian Bank of Canada	70,727
6,471	Legacy Oil + Gas, Inc.(a)	38,648
2,432	Linamar Corp.	75,488
23,535	Lundin Mining Corp.(a)	92,716
482	MacDonald Dettwiler & Associates Ltd.	36,012
3,147	Major Drilling Group International	21,397
2,750	Manitoba Telecom Services, Inc.	91,404
4,381	Maple Leaf Foods, Inc.	61,152
4,951	Martinrea International, Inc.	57,791
2,637	MEG Energy Corp.(a)	80,466
1,662	Morguard REIT	25,931
3,489	Mullen Group Ltd.	86,780
8,989	New Gold, Inc.(a)	65,228
4,433	Niko Resources Ltd.	31,176
2,184	North West Co., Inc. (The)	50,646
2,921	Northland Power, Inc.	47,961
3,904	Nuvista Energy Ltd.(a)	25,823
1,222	Open Text Corp.	86,285
7,327	Osisko Mining Corp.(a)	30,504
3,499	Pan American Silver Corp.	44,348
4,190	Parkland Fuel Corp.	69,939
1,207	Pason Systems, Inc.	22,859
7,199	Petrominerales Ltd.	39,144
2,767	Peyto Exploration & Development Corp.	79,507
5,274	Progressive Waste Solutions Ltd.	126,457
4,332	Reitmans (Canada) Ltd., Class A	42,601
1,902	Ritchie Bros Auctioneers, Inc.	36,632
7,376	RONA, Inc.	82,151
3,544	Russel Metals, Inc.	88,216
4,242	Savanna Energy Services Corp.	30,452
8,501	SEMAFO, Inc.	14,967

1,176	ShawCor Ltd.	$52,792
2,547	Silver Standard Resources, Inc.(a)	19,523
2,399	Silver Wheaton Corp.	55,118
5,798	Silvercorp Metals, Inc.	17,991
1,159	Stantec, Inc.	53,550
9,341	Superior Plus Corp.	110,124
7,847	Taseko Mines Ltd.(a)	16,182
2,468	Toromont Industries Ltd.	55,983
1,680	Tourmaline Oil Corp.(a)	64,696
6,263	Transcontinental, Inc., Class A	76,030
4,131	TransForce, Inc.	85,308
5,412	Trican Well Service Ltd.	79,597
1,082	Trilogy Energy Corp.	30,585
9,387	Trinidad Drilling Ltd.	85,648
730	West Fraser Timber Co. Ltd.	66,478
1,317	Westshore Terminals Investment Corp.	36,690
		6,069,757
	China - 1.1%
6,500	AAC Technologies Holdings, Inc.	30,257
12,000	CapitaRetail China Trust REIT	14,412
33,134	China Mengniu Dairy Co. Ltd.	132,658
208,500	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	22,045
129,799	China Travel International Investment Hong Kong Ltd.	23,766
67,000	Cosco Corp. Singapore Ltd.	39,444
20,313	Kowloon Development Co. Ltd.	24,490
20,000	Minth Group Ltd.	35,588
1,557,000	Semiconductor Manufacturing International Corp.(a)	114,436
168,000	Shougang Fushan Resources Group Ltd.	55,023
32,000	Sun Art Retail Group Ltd.	44,480
34,000	Tingyi Cayman Islands Holding Corp.	84,086
106,000	TPV Technology Ltd.	20,912
73,000	Want Want China Holdings Ltd.	98,835
87,000	Yangzijiang Shipbuilding Holdings Ltd.	63,853
15,000	Yingde Gases Group Co. Ltd.	13,655
		817,940
	Denmark - 1.2%
7,910	Alm. Brand A/S(a)	26,487
1,015	Chr. Hansen Holding A/S	33,535
968	Coloplast A/S, Class B	56,482
957	D/S Norden A/S	34,994
1,617	East Asiatic Co. Ltd. A/S(a)	25,920
2,624	GN Store Nord A/S	54,214
3,268	H. Lundbeck A/S	65,773
1,252	NKT Holding A/S	50,731
2,559	Novozymes A/S, Class B	87,556
1,376	Pandora A/S	54,824
255	Rockwool International A/S, Class B	40,354
226	Royal Unibrew A/S	21,737
747	Schouw & Co. A/S	27,940
1,480	Simcorp A/S	47,185
4,085	Sydbank A/S(a)	91,166
2,584	Topdanmark A/S(a)	72,533
806	Tryg A/S	72,999
318	William Demant Holding(a)	27,957
		892,387
	Egypt - 0.0%
29,879	Centamin PLC(a)	16,887

	Finland - 1.5%
5,035	Amer Sports Oyj	99,818
2,784	Cargotec Corp., Class B	98,703
6,046	Citycon Oyj	19,107
1,731	Cramo Oyj	21,353
5,730	Finnair Oyj	22,065
5,514	Huhtamaki Oyj	105,141
4,877	Kemira Oyj	75,574
2,687	Konecranes Oyj	78,709
7,067	Metsa Board Oyj	23,929
3,706	Orion Oyj, Class B	90,497
124,632	Outokumpu Oyj(a)	77,285
4,056	Outotec Oyj	49,145
3,197	Ramirent Oyj	29,843
17,165	Rautaruukki Oyj	100,515
8,404	Sanoma Oyj	61,264
8,371	Sponda Oyj	42,906
2,185	Stockmann Oyj Abp, Class B	33,075
2,299	Uponor Oyj	39,869
		1,068,798
	France - 4.0%
1,171	Albioma	23,759
835	Alten Ltd.	31,045
5,477	Altran Technologies SA	39,127
988	April	20,085
1,834	Beneteau SA(a)	24,499
67,529	Beni Stabili SpA REIT	43,704
370	bioMerieux	37,772
3,312	Bourbon SA	89,760
6,304	Bull(a)	20,843
3,032	Bureau Veritas SA	89,821
1,699	Club Mediterranee SA(a)	39,277
709	Dassault Systemes SA	92,996
11,757	Derichebourg SA(a)	40,512
544	Eramet	47,747
2,724	Etablissements Maurel et Prom	44,399
4,004	Euro Disney SCA(a)	24,138
90	Eurofins Scientific	19,719
339	Faiveley Transport	22,741
843	Gecina SA REIT	103,229
11,989	Groupe Eurotunnel SA	93,926
3,360	Groupe Steria SCA	47,293
10,293	Havas SA	77,755
80	Hermes International	27,131
319	Iliad SA	75,123
563	Ingenico	42,021
1,296	Ipsos	45,999
2,112	JC Decaux SA	67,643
1,512	Medica SA	31,019
1,980	Mercialys SA REIT	38,675
1,012	Mersen	22,979
5,568	Metropole Television SA	109,460
4,314	Mobistar SA	61,580
1,676	Nexity	66,163
1,142	Orpea	53,832
21,574	Parmalat SpA	70,185
977	Plastic Omnium SA	66,526
122	Puma SE	34,076
1,585	Rallye SA	58,351
406	Remy Cointreau SA	41,953
1,033	Rubis	65,840
535	SA des Ciments Vicat	35,982

1,560	Saft Groupe SA	$38,405
1,255	SEB SA	104,320
3,872	Sequana SA(a)	30,026
766	Societe BIC SA	84,829
9,054	Societe Television Francaise 1	133,749
7,294	SOITEC(a)	16,271
33,203	Solocal Group(a)	72,305
221	Sopra Group SA	16,146
2,660	Teleperformance	128,568
7,866	UbiSoft Entertainment SA(a)	119,803
195	Vilmorin & Cie	23,446
84	Virbac SA	16,731
		2,873,284
	Germany - 3.9%
3,182	Aareal Bank AG(a)	87,885
8,059	Air Berlin PLC(a)	20,321
2,892	Aixtron SE(a)	45,544
3,035	Alstria Office AG REIT	35,464
1,858	Axel Springer AG	96,712
1,149	Bauer AG	29,370
1,608	BayWa AG	79,258
638	Bechtle AG	31,286
1,394	Deutsche Euroshop AG	58,613
428	Deutsche Postbank AG	18,806
2,051	Deutsche Wohnen AG	36,113
9,143	Deutz AG(a)	63,495
1,748	DIC Asset AG	17,708
134	Draegerwerk AG & Co. KGAA	14,775
266	Draegerwerk AG & Co. KGaA (Preference Shares)	35,674
386	Duerr AG	25,745
744	ElringKlinger AG	27,528
667	Euler Hermes SA	74,521
349	Fielmann AG	36,332
1,743	Fraport AG	112,771
678	Fuchs Petrolub AG	44,541
348	Fuchs Petrolub AG (Preference Shares)	26,057
1,050	Gerresheimer AG	61,158
522	Gerry Weber International AG	23,335
345	Gfk SE	16,950
2,092	Gildemeister AG	48,571
1,500	GSW Immobilien AG	60,590
1,325	H&R AG(a)	15,374
1,300	Hamburger Hafen und Logistik AG	31,072
17,923	Heidelberger Druckmaschinen AG(a)	44,338
618	Indus Holding AG	20,622
12,862	IVG Immobilien AG(a)	2,869
2,131	Jenoptik AG	26,672
953	Jungheinrich AG (Preference Shares)	45,227
4,441	Kloeckner & Co. SE(a)	55,420
4,780	Kontron AG	22,424
597	Krones AG	50,267
42	KSB AG (Preference Shares)	23,897
672	KUKA AG	29,594
2,420	Leoni AG	120,470
1,032	MTU Aero Engines Holding AG	93,868
6,209	Nordex SE(a)	51,933
869	Norma Group AG	36,925
333	Pfeiffer Vacuum Technology AG	36,188
973	Rheinmetall AG	45,226
3,333	Rhoen Klinikum AG	80,460
1,247	SGL Carbon SE	40,692
815	Sixt AG	20,145
1,051	Sixt AG (Preference Shares)	21,520
979	SMA Solar Technology AG	33,403
1,683	Software AG	51,109
2,660	Stada Arzneimittel AG	124,559
2,435	Suedzucker AG	79,329
1,538	TAG Immobilien AG	18,176
1,949	United Internet AG	63,561
469	Vossloh AG	39,047
1,105	Wacker Chemie AG	107,903
2,191	Wincor Nixdorf AG	139,226
907	Wirecard AG	27,941
		2,828,580
	Gibraltar - 0.0%
12,050	Bwin.Party Digital Entertainment PLC	25,594

	Greece - 0.6%
20,808	Ellaktor SA(a)	60,786

1,796	Folli Follie Group(a)	42,044
4,080	Hellenic Exchanges SA Holding Clearing Settlement and Registry	32,939
5,298	Hellenic Petroleum SA	52,059
13,098	Intralot SA Integrated Lottery Systems & Services	30,088
3,690	JUMBO SA	39,198
104,489	Marfin Investment Group Holdings SA(a)	40,098
1,276	Metka SA	18,807
6,771	Mytilineos Holdings SA(a)	39,110
30,849	Piraeus Bank SA(a)	39,529
1,757	Titan Cement Co. SA(a)	31,963
16,568	TT Hellenic Postbank SA(a)	0
4,169	Viohalco Hellenic Copper and Aluminum Industry SA(a)	24,358
		450,979
	Hong Kong - 2.5%
4,512	ASM Pacific Technology Ltd.	49,045
8,935	Cafe de Coral Holdings Ltd.	29,033
121,213	Champion REIT	53,297
6,000	Cheung Kong Infrastructure Holdings Ltd.	41,429
7,000	Chow Sang Sang Holdings International Ltd.	16,247
14,600	Chow Tai Fook Jewellery Group Ltd.	18,619
14,498	Dah Sing Banking Group Ltd.	16,825
6,527	Dah Sing Financial Holdings Ltd.	27,226
40,000	Fortune REIT	35,279
14,000	Galaxy Entertainment Group Ltd.(a)	73,743
41,315	Giordano International Ltd.	40,967
15,000	Great Eagle Holdings Ltd.	56,864
31,200	HKR International Ltd.	15,529
54,604	Hopewell Highway Infrastructure Ltd.	25,910
14,215	Hopewell Holdings Ltd.	45,090
70,000	Huabao International Holdings Ltd.	30,147
48,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	27,357
19,000	Hysan Development Co. Ltd.	80,725
19,000	Indofood Agri Resources Ltd.	13,199
51,583	Johnson Electric Holdings Ltd.	30,662
52,000	Ju Teng International Holdings Ltd.	25,278
44,000	K Wah International Holdings Ltd.	20,084
640,000	Lai Sun Development(a)	18,733
8,000	Luk Fook Holdings International Ltd.	22,385
54,000	Midland Holdings Ltd.	21,794
93,200	New World China Land Ltd.	38,696

44,000	NWS Holdings Ltd.	$67,515
153,000	Pacific Basin Shipping Ltd.	82,662
19,000	Pacific Textile Holdings Ltd.	22,686
25,000	Ports Design Ltd.	16,311
24,000	Road King Infrastructure Ltd.	23,426
16,800	Samsonite International SA	46,033
40,000	Shangri-La Asia Ltd.	62,924
149,150	Shui On Land Ltd.	44,618
68,174	Shun Tak Holdings Ltd.	29,273
112,000	Singamas Container Holdings Ltd.	24,118
14,500	SmarTone Telecommunications Holding Ltd.	23,109
10,000	Stella International Holdings Ltd.	24,525
50,000	Sunlight Real Estate Investment Trust REIT	20,373
33,818	Techtronic Industries Co.	82,764
8,325	Television Broadcasts Ltd.	56,464
38,857	Texwinca Holdings Ltd.	37,828
44,000	Truly International Holdings	19,800
16,000	Vitasoy International Holdings Ltd.	19,599
7,470	VTech Holdings Ltd.	114,333
5,425	Wing Hang Bank Ltd.	50,295
54,000	Xinyi Glass Holdings Co. Ltd.	49,506
35,000	Yuexiu Real Estate Investment Trust REIT	18,233
		1,810,558
	India - 0.1%
29,000	Ascendas India Trust	16,276
24,475	Essar Energy PLC(a)	49,573
		65,849
	Ireland - 0.8%
13,755	Aer Lingus Group PLC	30,319
10,331	C&C Group PLC	56,930
3,153	Elan Corp. PLC(a)	48,482
4,270	Glanbia PLC	55,849
13,561	Grafton Group PLC	110,383
32,096	Greencore Group PLC	71,529
7,081	James Hardie Industries SE CDI	58,719
5,610	Kingspan Group PLC	78,775
425	Paddy Power PLC	34,340
10,644	United Drug PLC	56,640
		601,966
	Israel - 1.3%
7,265	Africa-Israel Investments Ltd.(a)	14,005
1,360	Azrieli Group	42,403
5,766	Clal Industries Ltd.	24,272
2,241	Clal Insurance Enterprise Holdings Ltd.	42,093
2,463	Delek Automotive Systems Ltd.	25,105
1,459	Elbit Systems Ltd.	64,489
2,019	First International Bank of Israel Ltd.	31,923
2,638	Gazit-Globe Ltd.	35,950
972	Harel Insurance Investments & Financial Services Ltd.	54,202
58,162	Israel Discount Bank Ltd., Class A(a)	99,273
15,757	Migdal Insurance & Financial Holding Ltd.	25,856
6,176	Mizrahi Tefahot Bank Ltd.(a)	65,967
1,402	NICE Systems Ltd.	53,864
106,947	Oil Refineries Ltd.(a)	45,951
2,978	Ormat Industries Ltd.(a)	17,851
17,024	Partner Communications Co. Ltd.	128,995
344	Paz Oil Co. Ltd.(a)	55,945
12,036	Shikun & Binui Ltd.	28,677
9,182	Shufersal Ltd.	36,127
2,612	Tower Semiconductor Ltd.(a)	11,596
		904,544
	Italy - 2.9%
3,788	ACEA SpA	34,832
4,149	Ansaldo STS SpA	38,895
5,221	Astaldi SpA	37,298
3,997	Astm SpA(a)	45,431
6,629	Autogrill SpA(a)	101,051
1,417	Azimut Holding SpA	31,798
100,329	Banca Carige SpA(a)	56,086
29,635	Banca Piccolo Credito Valtellinese Scarl(a)	35,947
15,815	Banca Popolare di Sondrio Scarl	82,698
1,614	Brembo SpA	34,955
5,732	Buzzi Unicem SpA	84,409
312	Ciments Francais SA	18,858
35,893	CIR-Compagnie Industriali Riunite SpA(a)	47,065
6,324	Credito Emiliano SpA	34,715
847	Danieli & C. Officine Meccaniche SpA	22,021
2,596	Danieli & C. Officine Meccaniche SpA RSP	45,157
6,318	Davide Campari-Milano SpA	48,742
1,253	De’Longhi SpA	20,015
9,094	ERG SpA	88,151
10,522	Gemina SpA(a)	21,866
7,336	Geox SpA	19,093
3,979	Gtech SpA	110,108
31,358	Hera SpA	63,291
5,613	Indesit Co. SpA	41,440
2,438	Interpump Group SpA	24,118
85,406	Iren SpA	95,488
8,328	Italcementi SpA	61,374
14,304	Italcementi SpA RSP	53,182
411	Italmobiliare SpA(a)	9,791
1,064	Italmobiliare SpA RSP(a)	16,587
2,069	Marr SpA	26,924
12,663	Mediolanum SpA	95,843
99,546	Milano Assicurazioni SpA(a)	66,884
13,919	Piaggio & C. SpA	38,739
5,167	RCS Mediagroup SpA(a)	8,830
4,159	Recordati SpA	48,902
3,043	Safilo Group SpA(a)	62,266
75,744	Saras SpA(a)	92,179
1,909	Societa’ Cattolica di Assicurazioni Scarl	42,712
3,696	Societa Iniziative Autostradali e Servizi SpA	32,366
10,482	Sorin SpA(a)	28,422
260	Tod’s SpA	42,257
3,475	Trevi Finanziaria SpA	28,932
33,000	Vard Holdings Ltd.	21,371
		2,061,089
	Japan - 33.0%
700	ABC-Mart, Inc.	31,458
48	Accordia Golf Co. Ltd.	52,170
1,760	ACOM Co. Ltd.(a)	54,041
5,200	ADEKA Corp.	52,341
1,300	Aderans Co. Ltd.	18,610
3,900	Advantest Corp.	50,795
1,200	AEON Delight Co. Ltd.	21,827
3,200	AEON Financial Service Co. Ltd.	92,953
2,640	AEON Mall Co. Ltd.	65,547
1,900	Aica Kogyo Co. Ltd.	36,569
400	Aichi Bank Ltd. (The)	18,138
7,000	Aichi Steel Corp.	33,379
9,202	Aiful Corp.(a)	85,981
400	Ain Pharmaciez, Inc.	17,325
4,000	Air Water, Inc.	58,482

7,300	Akebono Brake Industry Co. Ltd.	$34,661
1,400	Alpen Co. Ltd.	26,931
3,400	Alpine Electronics, Inc.	33,290
2,900	Amano Corp.	30,989
1,500	Anritsu Corp.	18,789
12,200	AOC Holdings, Inc.	39,569
800	AOKI Holdings, Inc.	25,377
10,000	Aomori Bank Ltd. (The)	26,028
4,800	Aoyama Trading Co. Ltd.	119,518
14,000	Aozora Bank Ltd.	43,129
1,100	ARC Land Sakamoto Co. Ltd.	17,033
3,200	Arcs Co. Ltd.	58,759
2,500	Asahi Diamond Industrial Co. Ltd.	25,749
1,200	Asahi Holdings, Inc.	21,205
2,300	Asatsu-DK, Inc.	60,145
4,900	ASICS Corp.	82,152
1,600	ASKUL Corp.	29,314
6,000	Autobacs Seven Co. Ltd.	87,723
700	Avex Group Holdings, Inc.	23,913
10,000	Awa Bank Ltd. (The)	52,158
5,100	Azbil Corp.	109,047
800	Bank of Iwate Ltd. (The)	35,097
7,000	Bank of Nagoya Ltd. (The)	24,269
800	Bank of Okinawa Ltd. (The)	32,657
2,400	Bank of The Ryukyus Ltd.	30,819
12,100	Best Denki Co. Ltd.(a)	19,930
95	BIC Camera, Inc.	48,005
300	Calbee, Inc.	28,763
21,000	Calsonic Kansei Corp.	109,959
900	Canon Electronics, Inc.	16,919
5,100	Canon Marketing Japan, Inc.	65,024
2,500	Capcom Co. Ltd.	44,278
1,200	Cawachi Ltd.	23,962
17,000	Central Glass Co. Ltd.	53,409
1,900	Century Tokyo Leasing Corp.	52,081
2,100	Chiba Kogyo Bank Ltd. (The)(a)	15,373
1,300	Chiyoda Co. Ltd.	33,387
6,000	Chiyoda Corp.	71,008
1,700	Chori Co. Ltd.	17,232
4,000	Chugoku Marine Paints Ltd.	20,741
2,900	CKD Corp.	22,084
2,000	Coca-Cola East Japan Co. Ltd.	26,618
5,400	Coca-Cola West Co. Ltd.	104,536
1,600	Cocokara Fine, Inc.	49,616
2,000	Colowide Co. Ltd.	20,009
7,100	COMSYS Holdings Corp.	89,946
2,600	Daibiru Corp.	27,201
28,200	Daiei, Inc. (The)(a)	92,896
5,500	Daifuku Co. Ltd.	50,160
8,000	Daihen Corp.	31,478
14,000	Daikyo, Inc.	41,991
4,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	16,878
12,000	Dainippon Screen Manufacturing Co. Ltd.(a)	66,250
5,700	Dainippon Sumitomo Pharma Co. Ltd.	75,455
6,000	Daio Paper Corp.	35,992
16,000	Daishi Bank Ltd. (The)	54,008
27,000	Daiwabo Holdings Co. Ltd.	43,374
5,400	DCM Holdings Co. Ltd.	38,542
2,000	DeNA Co. Ltd.	37,843
700	DISCO Corp.	41,279
2,000	Don Quijote Co. Ltd.	104,316
1,900	Doutor Nichires Holdings Co. Ltd.	29,247
14,000	DOWA Holdings Co. Ltd.	127,538
3,000	Duskin Co. Ltd.	55,696
500	DyDo Drinco, Inc.	19,318
800	Earth Chemical Co. Ltd.	28,428
3,000	EXEDY Corp.	80,616
5,000	Ezaki Glico Co. Ltd.	51,497
1,000	F.C.C. Co. Ltd.	23,212
2,600	FamilyMart Co. Ltd.	114,331
2,600	Fancl Corp.	32,118
1,500	Foster Electric Co. Ltd.	25,728
600	FP Corp.	42,092
32	Fuji Media Holdings, Inc.	57,685
3,100	Fuji Oil Co. Ltd.	51,722
800	Fuji Seal International, Inc.	23,141
2,100	Fuji Soft, Inc.	39,414
3,000	Fujitec Co. Ltd.	28,397
3,000	Fujitsu General Ltd.	34,284
6,000	Fukuyama Transporting Co. Ltd.	36,419
2,900	Funai Electric Co. Ltd.	28,483
23,000	Furukawa Co. Ltd.	45,834
8,000	Furukawa-Sky Aluminum Corp.	21,229
2,600	Futaba Corp.	30,400
9,900	Futaba Industrial Co. Ltd.(a)	42,879
1,200	Fuyo General Lease Co. Ltd.	41,604
44	Geo Corp.	40,352
3,200	Glory Ltd.	74,831
17,000	Godo Steel Ltd.	28,346
1,010	Goldcrest Co. Ltd.	24,317
2,000	Gree, Inc.(a)	16,146
22,000	GS Yuasa Corp.	96,630
18,000	Gunze Ltd.	44,472
9,000	H2O Retailing Corp.	78,969
20,000	Hachijuni Bank Ltd. (The)	117,127
1,700	Hamamatsu Photonics KK	58,853
21,000	Hanwa Co. Ltd.	86,259
114,000	Haseko Corp.(a)	141,406
11,400	Hazama Ando Corp.	24,688
1,600	Heiwa Corp.	27,460
2,400	Heiwa Real Estate Co. Ltd.	38,383
2,200	Heiwado Co. Ltd.	35,878
7,000	Higashi-Nippon Bank Ltd. (The)	14,875
13,000	Higo Bank Ltd. (The)	76,132
800	Hikari Tsushin, Inc.	48,965
800	Hirose Electric Co. Ltd.	106,471
900	HIS Co. Ltd.	43,740
1,600	Hisamitsu Pharmaceutical Co., Inc.	87,845
2,600	Hitachi Capital Corp.	61,752
4,600	Hitachi High-Technologies Corp.	100,180
3,300	Hitachi Koki Co. Ltd.	24,258
3,000	Hitachi Kokusai Electric, Inc.	29,861
9,000	Hitachi Metals Ltd.	107,885
3,500	Hitachi Transport System Ltd.	50,069
45,500	Hitachi Zosen Corp.	69,392
400	Hogy Medical Co. Ltd.	22,734
19,000	Hokkoku Bank Ltd. (The)	64,135
8,000	Hokuetsu Kishu Paper Co. Ltd.	34,325
1,200	Hokuto Corp.	21,339
1,000	Horiba Ltd.	36,399
1,700	Hoshizaki Electric Co. Ltd.	58,940
5,700	Hosiden Corp.	31,353
4,500	House Foods Corp.	72,060

13,000	Hyakugo Bank Ltd. (The)	$51,416
9,000	Hyakujushi Bank Ltd. (The)	27,726
900	IBJ Leasing Co. Ltd.	26,445
3,200	Iino Kaiun Kaisha Ltd.	16,853
1,100	Inaba Denki Sangyo Co. Ltd.	30,130
3,400	Inabata & Co. Ltd.	27,759
7,000	Iseki & Co. Ltd.	24,056
38,000	Ishihara Sangyo Kaisha Ltd.(a)	28,204
5,600	IT Holdings Corp.	64,965
3,700	ITO EN Ltd.	86,410
1,200	ITOCHU Techno-Solutions Corp.	47,400
10,000	Itoham Foods, Inc.	42,702
13,000	Iwatani Corp.	47,583
10,000	Iyo Bank Ltd. (The)	95,165
3,000	Izumi Co. Ltd.	90,224
10,000	Jaccs Co. Ltd.	51,446
700	JAFCO Co. Ltd.	25,408
3,400	Japan Airport Terminal Co. Ltd.	63,468
3,000	Japan Aviation Electronics Industry Ltd.	27,787
2,400	Japan Petroleum Exploration Co. Ltd.	102,730
3,900	Japan Securities Finance Co. Ltd.	27,519
7,000	J-Oil Mills, Inc.	21,138
2,000	Joshin Denki Co. Ltd.	16,471
19,000	Juroku Bank Ltd. (The)	69,544
27,800	JVC KENWOOD Holdings, Inc.	63,596
1,000	Kadokawa Group Holdings, Inc.	36,856
2,700	Kagome Co. Ltd.	45,707
10,000	Kagoshima Bank Ltd. (The)	65,172
2,000	Kaken Pharmaceutical Co. Ltd.	30,908
4,500	Kamei Corp.	32,988
1,000	Kanamoto Co. Ltd.	21,026
12,000	Kandenko Co. Ltd.	60,149
10,000	Kansai Paint Co. Ltd.	129,327
16,000	Kansai Urban Banking Corp.	17,569
1,100	Kato Sangyo Co. Ltd.	23,050
19,000	Kayaba Industry Co. Ltd.	98,521
12,000	Keihan Electric Railway Co. Ltd.	48,681
3,100	Keihin Corp.	46,931
11,000	Keisei Electric Railway Co. Ltd.	105,577
13,000	Keiyo Bank Ltd. (The)	68,070
7,600	Kenedix, Inc.(a)	34,849
7,800	Kewpie Corp.	119,671
7,000	Kikkoman Corp.	120,136
12,000	Kinden Corp.	116,395
600	Kintetsu World Express, Inc.	22,632
1,700	Kissei Pharmaceutical Co. Ltd.	32,909
5,300	Kitz Corp.	25,273
30,000	Kiyo Holdings, Inc.	41,482
1,100	Kobayashi Pharmaceutical Co. Ltd.	57,150
3,500	Kohnan Shoji Co. Ltd.	39,678
7,300	Kojima Co. Ltd.	22,266
8,500	Kokuyo Co. Ltd.	62,137
2,100	Komeri Co. Ltd.	51,542
3,300	Komori Corp.	41,370
5,800	Konami Corp.	128,083
1,000	Konishi Co. Ltd.	20,030
1,800	Kose Corp.	50,804
32,000	Kumagai Gumi Co. Ltd.(a)	31,234
16,000	Kurabo Industries Ltd.	25,866
9,000	KUREHA Corp.	30,014
2,700	Kuroda Electric Co. Ltd.	37,499
1,900	Kyoei Steel Ltd.	31,990
1,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,512
2,400	KYORIN Holdings, Inc.	52,195
4,700	Kyowa Exeo Corp.	51,705
20,500	Leopalace21 Corp.(a)	97,336
3,600	Lintec Corp.	67,714
18,000	Lion Corp.	100,839
1,200	Mabuchi Motor Co. Ltd.	62,102
13,000	Maeda Corp.	67,938
3,000	Maeda Road Construction Co. Ltd.	49,077
4,000	Makino Milling Machine Co. Ltd.	23,263
800	Mandom Corp.	28,306
5,000	Marudai Food Co. Ltd.	15,810
50,000	Maruha Nichiro Holdings, Inc.	101,164
3,000	Maruichi Steel Tube Ltd.	71,954
2,400	Matsui Securities Co. Ltd.	21,986
2,500	Matsumotokiyoshi Holdings Co. Ltd.	75,111
2,000	Max Co. Ltd.	23,222
4,200	Megmilk Snow Brand Co. Ltd.	60,424
10,000	Meidensha Corp.	32,129
800	Meitec Corp.	21,563
28,000	Minebea Co. Ltd.	109,603
1,200	Ministop Co. Ltd.	19,582
1,900	Miraca Holdings, Inc.	91,373
5,100	Mirait Holdings Corp.	47,083
2,500	Misawa Homes Co. Ltd.	40,466
2,300	MISUMI Group, Inc.	62,367
6,000	Mitsubishi Logistics Corp.	87,296
33,000	Mitsubishi Paper Mills Ltd.(a)	30,532
900	Mitsubishi Shokuhin Co. Ltd.	22,611
14,000	Mitsubishi Steel Manufacturing Co. Ltd.	35,301
22,900	Mitsubishi UFJ Lease & Finance Co. Ltd.	117,346
10,000	Mitsui Matsushima Co. Ltd.	14,132
6,000	Mitsui Sugar Co. Ltd.	19,399
6,000	Mitsui-Soko Co. Ltd.	27,574
14,200	Mitsumi Electric Co. Ltd.(a)	102,362
1,200	Miura Co. Ltd.	32,551
3,000	Mochida Pharmaceutical Co. Ltd.	37,517
5,200	Mori Seiki Co. Ltd.	67,303
11,000	Morinaga & Co. Ltd.	22,703
15,000	Morinaga Milk Industry Co. Ltd.	43,313
1,100	MOS Food Services, Inc.	20,970
1,700	Musashi Seimitsu Industry Co. Ltd.	42,675
2,200	Musashino Bank Ltd. (The)	77,952
3,300	Nabtesco Corp.	68,949
8,000	Nachi-Fujikoshi Corp.	35,057
6,200	Nagase & Co. Ltd.	80,309
25,000	Nagoya Railroad Co. Ltd.	69,646
3,800	Namura Shipbuilding Co. Ltd.	30,715
7,000	Nanto Bank Ltd. (The)	26,618
1,400	NEC Networks & System Integration Corp.	30,475
3,000	NET One Systems Co. Ltd.	23,273
12,400	NHK Spring Co. Ltd.	143,472
6,000	Nichias Corp.	39,103
4,000	Nichicon Corp.	40,018
2,500	Nichii Gakkan Co.	22,190
1,000	Nichi-Iko Pharmaceutical Co. Ltd.	21,443
2,300	Nifco, Inc.	62,414
900	Nihon Kohden Corp.	37,700
2,000	Nihon Parkerizing Co. Ltd.	39,571
4,100	Nihon Unisys Ltd.	28,513
2,000	Nikkiso Co. Ltd.	24,991
4,000	Nippo Corp.	67,917

9,000	Nippon Carbon Co. Ltd.	$16,196
10,000	Nippon Chemi-Con Corp.(a)	44,329
18,500	Nippon Coke & Engineering Co. Ltd.	20,690
8,000	Nippon Denko Co. Ltd.	23,588
3,000	Nippon Densetsu Kogyo Co. Ltd.	28,855
10,000	Nippon Flour Mills Co. Ltd.	51,853
8,000	Nippon Kayaku Co. Ltd.	102,974
5,000	Nippon Koei Co. Ltd.	18,098
2,200	Nippon Konpo Unyu Soko Co. Ltd.	35,073
8,000	Nippon Paint Co. Ltd.	101,591
5,000	Nippon Road Co. Ltd. (The)	26,892
1,000	Nippon Seiki Co. Ltd.	14,732
2,000	Nippon Shinyaku Co. Ltd.	33,938
12,000	Nippon Shokubai Co. Ltd.	123,715
2,300	Nippon Signal Co. Ltd.	16,486
9,000	Nippon Soda Co. Ltd.	51,334
39,000	Nippon Suisan Kaisha Ltd.(a)	78,908
3,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	32,454
2,700	Nippon Television Holdings, Inc.	48,699
5,000	Nippon Thompson Co. Ltd.	23,842
21,500	Nippon Yakin Kogyo Co. Ltd.(a)	26,450
8,000	Nipro Corp.	76,620
35,000	Nishimatsu Construction Co. Ltd.	81,846
34,000	Nishi-Nippon City Bank Ltd. (The)	87,459
12,000	Nishi-Nippon Railroad Co. Ltd.	45,509
7,200	Nissan Chemical Industries Ltd.	99,411
4,000	Nissan Shatai Co. Ltd.	51,121
1,900	Nissha Printing Co. Ltd.(a)	33,961
9,000	Nisshin Oillio Group Ltd. (The)	32,027
15,000	Nisshinbo Holdings, Inc.	115,297
2,400	Nissin Kogyo Co. Ltd.	44,923
1,250	Nitori Holdings Co. Ltd.	106,248
4,000	Nittetsu Mining Co. Ltd.	15,536
8,000	Nitto Boseki Co. Ltd.	27,736
1,400	Nitto Kogyo Corp.	23,116
9,000	NOF Corp.	54,171
5,600	Nomura Real Estate Holdings, Inc.	129,986
4,400	Nomura Research Institute Ltd.	143,602
7,000	Noritake Co. Ltd.	18,077
2,200	Noritz Corp.	36,997
1,000	NS Solutions Corp.	18,606
2,100	NSD Co. Ltd.	23,059
39	NTT Urban Development Corp.	46,948
220	OBIC Co. Ltd.	61,534
18,000	Ogaki Kyoritsu Bank Ltd. (The)	52,524
7,000	Oita Bank Ltd. (The)	20,782
2,600	Okabe Co. Ltd.	27,836
4,000	Okamura Corp.	27,126
3,000	Okasan Securities Group, Inc.	25,835
85,000	Oki Electric Industry Co. Ltd.(a)	163,337
1,900	Okinawa Electric Power Co., Inc. (The)	71,766
8,000	OKUMA Corp.	58,970
15,000	Okumura Corp.	57,953
12,000	Onward Holdings Co. Ltd.	108,098
22,500	Orient Corp.(a)	61,537
1,000	Osaka Titanium Technologies Co.	19,399
2,000	OSG Corp.	30,583
800	Otsuka Corp.	90,123
11,000	Pacific Metals Co. Ltd.	48,874
7,000	PanaHome Corp.	43,129
2,400	Park24 Co. Ltd.	44,020
19,000	Penta-Ocean Construction Co. Ltd.	45,976
33,300	Pioneer Corp.(a)	63,313
910	Point, Inc.	45,428
1,000	Pola Orbis Holdings, Inc.	34,874
5,000	Press Kogyo Co. Ltd.	21,097
15,000	Prima Meat Packers Ltd.	28,977
500	Relo Holdings, Inc.	24,401
8,700	Renesas Electronics Corp.(a)	34,497
1,500	Resorttrust, Inc.	45,417
800	Ricoh Leasing Co. Ltd.	21,912
5,000	Riken Corp.	21,046
900	Rinnai Corp.	65,701
1,100	Riso Kagaku Corp.	24,124
4,000	Rohto Pharmaceutical Co. Ltd.	54,985
3,600	Round One Corp.	21,339
15,000	Ryobi Ltd.	48,040
1,000	Ryohin Keikaku Co. Ltd.	87,337
3,700	Ryosan Co. Ltd.	62,184
2,000	Ryoyo Electro Corp.	16,064
1,800	Saizeriya Co. Ltd.	25,274
600	San-A Co. Ltd.	28,977
10,000	Sanden Corp.	35,382
1,100	Sangetsu Co. Ltd.	27,267
11,000	San-in Godo Bank Ltd. (The)	82,873
10,000	Sanken Electric Co. Ltd.	41,991
5,000	Sanki Engineering Co. Ltd.	28,112
2,100	Sankyo Tateyama, Inc.	43,065
15,000	Sankyu, Inc.	52,158
600	Sanrio Co. Ltd.	29,160
2,700	Sanshin Electronics Co. Ltd.	16,444
10,000	Sanwa Holdings Corp.	54,903
6,000	Sanyo Chemical Industries Ltd.	38,127
7,000	Sanyo Shokai Ltd.	17,152
10,000	Sanyo Special Steel Co. Ltd.	47,481
16,000	Sasebo Heavy Industries Co. Ltd.(a)	14,478
400	Sawai Pharmaceutical Co. Ltd.	48,315
13,000	Seiko Holdings Corp.	54,191
14,000	Seino Holdings Co. Ltd.	125,261
3,200	Seiren Co. Ltd.	21,766
2,000	Sekisui Jushi Corp.	26,354
6,000	Senko Co. Ltd.	31,234
14,800	Senshu Ikeda Holdings, Inc.	74,485
22,700	Seven Bank Ltd.	83,779
10,000	Shiga Bank Ltd. (The)	56,835
1,400	Shima Seiki Manufacturing Ltd.	27,842
18,000	Shimadzu Corp.	141,467
5,200	Shinko Electric Industries Co. Ltd.	50,015
2,800	Shinko Plantech Co. Ltd.	21,835
3,000	Shinmaywa Industries Ltd.	24,615
800	Ship Healthcare Holdings, Inc.	29,444
2,000	Shochiku Co. Ltd.	19,846
3,200	Showa Corp.	42,946
2,600	Sintokogio Ltd.	20,381
139	SKY Perfect JSAT Holdings, Inc.	72,641
3,400	Sodick Co. Ltd.	16,386
5,200	Sohgo Security Services Co. Ltd.	92,522
6,400	Sony Financial Holdings, Inc.	104,763
18,000	Sotetsu Holdings, Inc.	65,152
4,800	Square Enix Holdings Co. Ltd.	65,786
1,600	Sugi Holdings Co. Ltd.	61,898
6,900	Sumco Corp.	60,683
12,000	Sumikin Bussan Corp.	36,114

1,300	Sumisho Computer Systems Corp.	$26,422
15,000	Sumitomo Bakelite Co. Ltd.	56,276
7,600	Sumitomo Forestry Co. Ltd.	80,207
42,000	Sumitomo Light Metal Industries Ltd.	38,005
70,500	Sumitomo Mitsui Construction Co. Ltd.(a)	57,343
28,000	Sumitomo Osaka Cement Co. Ltd.	90,529
8,000	Sumitomo Warehouse Co. Ltd. (The)	45,631
1,200	Sundrug Co. Ltd.	51,426
6,000	Suruga Bank Ltd.	106,268
26,000	SWCC Showa Holdings Co. Ltd.(a)	20,355
1,100	Sysmex Corp.	70,795
2,000	Tachi-S Co. Ltd.	28,651
3,000	Tadano Ltd.	43,740
3,000	Taihei Dengyo Kaisha Ltd.	21,229
1,400	Taikisha Ltd.	33,692
7,100	Taiyo Yuden Co. Ltd.	94,782
7,000	Takara Holdings, Inc.	59,214
4,000	Takara Standard Co. Ltd.	29,200
3,400	Takasago Thermal Engineering Co. Ltd.	29,211
3,200	Takata Corp.	66,665
800	Tamron Co. Ltd.	15,967
14,000	Tekken Corp.(a)	15,942
1,700	Temp Holdings Co. Ltd.	43,366
2,600	T-Gaia Corp.	23,606
4,800	THK Co. Ltd.	99,851
17,000	Toa Corp.(a)	22,815
13,000	Toagosei Co. Ltd.	55,513
2,800	TOC Co. Ltd.	19,700
33,000	Toda Corp.	93,610
4,000	Toei Co. Ltd.	24,727
15,000	Toho Bank Ltd. (The)	44,075
4,500	Toho Co. Ltd.	93,518
8,000	Toho Zinc Co. Ltd.	23,181
18,000	Tokai Carbon Co. Ltd.	51,609
9,600	Tokai Holdings Corp.	32,503
3,900	Tokai Rika Co. Ltd.	83,865
3,200	Tokai Rubber Industries Ltd.	27,590
5,000	Tokai Tokyo Financial Holdings, Inc.	37,009
412	Token Corp.	21,615
2,400	Tokyo Broadcasting System Holdings, Inc.	31,673
6,000	Tokyo Dome Corp.	37,212
1,700	Tokyo Ohka Kogyo Co. Ltd.	36,435
15,000	Tokyo Rope Manufacturing Co. Ltd.(a)	20,436
14,000	Tokyo Steel Manufacturing Co. Ltd.	70,317
2,300	Tokyo Tomin Bank Ltd. (The)	23,689
9,950	Tokyu Construction Co. Ltd.(a)	23,672
4,700	Tomony Holdings, Inc.	16,725
6,400	Tomy Co. Ltd.	30,648
4,000	Toppan Forms Co. Ltd.	34,406
19,000	Topy Industries Ltd.	39,215
4,000	Toshiba Machine Co. Ltd.	18,423
2,000	Toshiba Plant Systems & Services Corp.	32,413
10,000	Toshiba TEC Corp.	57,445
1,400	Totetsu Kogyo Co. Ltd.	25,536
16,000	Towa Bank Ltd. (The)	14,804
6,500	Toyo Construction Co. Ltd.	15,795
7,000	Toyo Engineering Corp.	32,240
12,000	Toyo Ink SC Holdings Co. Ltd.	60,393
12,000	Toyo Tire & Rubber Co. Ltd.	68,934
6,100	Toyota Boshoku Corp.	88,069
1,800	transcosmos, Inc.	28,971
3,500	Trend Micro, Inc.	116,008
1,000	Trusco Nakayama Corp.	20,202
2,100	TS Tech Co. Ltd.	68,751
9,400	TSI Holdings Co. Ltd.	67,378
7,000	Tsubakimoto Chain Co.	43,129
2,000	Tsumura & Co.	56,815
400	Tsuruha Holdings, Inc.	36,683
1,300	TV Asahi Corp.	28,417
1,600	UKC Holdings Corp.	26,354
7,100	Ulvac, Inc.(a)	55,296
1,800	Unicharm Corp.	95,532
1,800	Unipres Corp.	35,230
900	United Arrows Ltd.	40,583
61,000	Unitika Ltd.(a)	31,630
7,300	Ushio, Inc.	89,436
570	USS Co. Ltd.	67,863
3,800	Valor Co. Ltd.	62,860
8,000	Wacoal Holdings Corp.	80,850
3,000	Wakita & Co. Ltd.	32,240
1,400	Warabeya Nichiyo Co. Ltd.	21,622
500	Welcia Holdings Co. Ltd.	26,740
1,700	Xebio Co. Ltd.	35,537
187	Yahoo! Japan Corp.	99,247
2,500	Yakult Honsha Co., Ltd.	116,161
5,000	Yamanashi Chuo Bank Ltd. (The)	19,928
2,100	Yamato Kogyo Co. Ltd.	67,897
4,400	Yamazen Corp.	27,199
11,000	Yaskawa Electric Corp.	130,964
7,000	Yodogawa Steel Works Ltd.	29,109
2,000	Yokogawa Bridge Holdings Corp.	24,056
11,100	Yokogawa Electric Corp.	143,328
1,200	Yorozu Corp.	20,753
23	Yoshinoya Holdings Co. Ltd.	27,056
21,000	Yuasa Trading Co. Ltd.	37,151
3,100	Zensho Co. Ltd.	36,814
9,000	Zeon Corp.	97,453
		23,706,958
	Jersey Island - 0.1%
4,700	Atrium European Real Estate Ltd.	26,337
891	Randgold Resources Ltd.	64,433
		90,770
	Luxembourg - 0.4%
1,031	Ipsen SA	41,344
6,000	L’occitane International SA	13,462
5,936	Motor Oil (Hellas) Corinth Refineries SA	60,140
3,280	ProSiebenSat.1 Media AG (Preference Shares)	134,319
		249,265
	Macau - 0.1%
32,000	SJM Holdings Ltd.	80,213

	Malaysia - 0.1%
60,000	Genting Singapore PLC	62,404
53,000	Parkson Retail Group Ltd.	21,049
		83,453
	Mexico - 0.1%
2,203	Fresnillo PLC	34,367

	Netherlands - 1.7%
4,385	Aalberts Industries NV	110,280
1,039	Accell Group	19,053
2,887	AMG Advanced Metallurgical Group NV(a)	24,262
1,888	Arcadis NV	48,886

1,069	ASM International NV	$33,641
1,371	Axfood AB	63,705
3,209	BinckBank NV	28,362
1,839	Eurocommercial Properties NV REIT	69,802
1,018	Gemalto NV	106,248
6,842	Grontmij NV CVA(a)	31,008
2,254	Koninklijke Ten Cate NV	54,278
1,191	Koninklijke Vopak NV	68,462
7,300	Koninklijke Wessanen NV	27,141
5,155	Nieuwe Steen Investments Funds NV REIT	36,587
3,600	Prada SpA	33,608
1,023	TKH Group NV CVA	28,092
6,424	TomTom NV(a)	37,362
744	Unit 4 NV	25,103
11,298	USG People NV	83,861
1,646	Vastned Retail NV REIT	69,995
1,446	Wereldhave NV REIT	102,052
2,377	Ziggo NV	94,247
		1,196,035
	New Zealand - 0.6%
22,072	Air New Zealand Ltd.	25,474
28,096	Auckland International Airport Ltd.	70,443
26,666	Chorus Ltd.	57,307
17,639	Fisher & Paykel Healthcare Corp. Ltd.	48,858
24,010	Goodman Property Trust REIT	19,589
13,063	Infratil Ltd.	25,838
23,746	Kiwi Income Property Trust REIT	21,452
21,463	Precinct Properties New Zealand Ltd.	17,511
5,091	Ryman Healthcare Ltd.	28,811
19,255	Sky City Entertainment Group Ltd.	64,216
9,102	Sky Network Television Ltd.	38,832
7,532	Vector Ltd.	15,887
		434,218
	Norway - 1.2%
1,137	Aker ASA, Class A	36,144
24,932	Archer Ltd.(a)	20,025
5,546	Atea ASA	58,141
3,691	Austevoll Seafood ASA	20,845
27,404	BW Offshore Ltd.	36,050
2,533	Cermaq ASA	46,471
14,208	DNO International ASA(a)	30,631
1,159	Fred Olsen Energy ASA	55,774
44,272	Frontline Ltd.(a)	115,283
16,062	Kvaerner ASA	27,430
649	Leroy Seafood Group ASA	17,284
17,858	Norwegian Property ASA	24,911
6,422	ProSafe SE	64,339
1,739	Schibsted ASA	88,214
55,060	Songa Offshore SE(a)	68,801
3,675	Sparebank 1 Sr Bank ASA	30,946
7,791	Sparebanken 1 SMN	64,156
965	Stolt-Nielsen Ltd.	22,436
3,110	Tomra Systems ASA	28,397
2,512	Wilh. Wilhelmsen ASA	20,176
		876,454
	Peru - 0.0%
4,560	Hochschild Mining PLC	12,071

	Portugal - 0.7%
7,233	Altri SGPS SA	18,632
10,750	EDP Renovaveis SA	55,028
4,677	Jeronimo Martins SGPS SA	92,224
14,099	Mota-Engil SGPS SA	51,297
13,714	Portucel Empresa Produtora de Pasta e Papel SA	48,475
5,993	Ren - Redes Energeticas Nacionais SGPS SA	17,650
2,676	Semapa-Sociedade de Investimento e Gestao SGPS SA	23,616
104,325	Sonae	107,913
12,897	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	75,351
		490,186
	Russia - 0.1%
3,464	Polymetal International PLC	33,952
5,753	Polyus Gold International Ltd.	17,444
99,000	United Co. Rusal PLC(a)	33,828
		85,224
	Singapore - 2.7%
14,000	Aims AMP Capital Industrial REIT	17,473
48,000	Ascendas REIT	86,660
23,000	Ascott Residence Trust REIT	22,658
13,367	Australand Property Group REIT	41,387
24,000	Biosensors International Group Ltd.	19,593
18,000	Cache Logistics Trust REIT	17,026
35,000	Cambridge Industrial Trust REIT	18,407
10,994	Cape PLC	42,335
59,000	CapitaCommercial Trust REIT	65,069
26,000	CapitaMalls Asia Ltd.	40,716
15,000	CDL Hospitality Trusts REIT	19,604
23,000	Ezra Holdings Ltd.(a)	15,617
20,000	Far East Hospitality Trust REIT	14,679
11,000	Frasers Centrepoint Trust REIT	16,578
25,000	Frasers Commercial Trust REIT	25,609
46,000	Global Logistic Properties Ltd.	102,547
12,000	Ho Bee Investment Ltd.	20,629
45,000	Hutchison Port Holdings Trust, Class U	33,300
15,000	Hyflux Ltd.	15,366
25,000	Keppel Land Ltd.	72,413
61,000	Lippo-Malls Indonesia Retail Trust REIT	23,702
10,000	M1 Ltd.	25,354
27,000	Mapletree Commercial Trust REIT	25,221
34,000	Mapletree Industrial Trust REIT	36,030
36,000	Mapletree Logistics Trust REIT	30,095
3,870	Millennium & Copthorne Hotels PLC	32,386
80,000	Neptune Orient Lines Ltd.(a)	67,507
74,300	Olam International Ltd.	98,857
8,000	Overseas Union Enterprise Ltd.	17,771
64,000	Raffles Education Corp. Ltd.(a)	14,820
29,000	SATS Ltd.	75,576
30,000	SembCorp Marine Ltd.	107,147
6,000	SIA Engineering Co.	22,936
13,000	Singapore Exchange Ltd.	77,860
52,000	Singapore Post Ltd.	53,676
29,000	SMRT Corp. Ltd.	32,211
61,801	SP Ausnet	65,447
46,000	Starhill Global REIT	29,609
22,000	StarHub Ltd.	75,984
66,000	Suntec REIT	82,374
12,000	United Engineers Ltd.	22,136
19,000	UOL Group Ltd.	104,101
12,000	Venture Corp. Ltd.	68,951
24,000	Wing Tai Holdings Ltd.	40,127
26,000	Yanlord Land Group Ltd.	25,205
		1,962,749

	South Africa - 0.1%
57,951	Aquarius Platinum Ltd.(a)	$39,755

	South Korea - 6.4%
57	Amorepacific Corp.	48,099
91	Amorepacific Group, Inc.	31,429
8,540	Asiana Airlines(a)	36,450
1,575	Cheil Worldwide, Inc.(a)	36,101
490	CJ CGV Co. Ltd.	20,936
223	CJ CheilJedang Corp.	56,275
781	Cj E&m Corp.(a)	26,765
255	CJ Korea Express Co. Ltd.(a)	22,313
1,460	Coway Co. Ltd.	77,976
890	Daesang Corp.	27,926
10,580	Daewoo Engineering & Construction Co. Ltd.(a)	72,704
1,160	Daewoo Industrial Development Co. Ltd.(a)	0
2,300	Daewoo International Corp.	78,617
6,920	Daewoo Securities Co. Ltd.	61,413
419	Daewoong Pharmaceutical Co. Ltd.	27,562
3,790	Daishin Securities Co. Ltd.	30,059
2,650	Daishin Securities Co. Ltd. (Preference Shares)	15,002
6,790	DGB Financial Group, Inc.	101,842
64	Dong-A Socio Holdings Co. Ltd., Class A	8,317
132	Dong-A St Co. Ltd.(a)	16,685
3,070	Dongbu Hitek Co. Ltd.(a)	19,867
3,600	Doosan Engine Co. Ltd.(a)	25,956
6,700	Doosan Infracore Co. Ltd.(a)	73,654
100	GS Home Shopping, Inc.	22,093
6,689	Hanjin Heavy Industries & Construction Co. Ltd.(a)	73,831
1,653	Hanjin Transportation Co. Ltd.	33,842
5,250	Hansol Paper Co.	57,013
5,651	Hanwha Chemical Corp.	94,567
13,810	Hanwha Life Insurance Co. Ltd.	82,853
817	Hite Jinro Co. Ltd.	19,999
1,170	Hitejinro Holdings Co. Ltd.	13,487
953	Hotel Shilla Co. Ltd.	56,412
532	Hyundai Department Store Co. Ltd.	76,479
4,440	Hyundai Development Co.	78,846
265	Hyundai Glovis Co. Ltd.	45,644
1,510	Hyundai Greenfood Co. Ltd.	23,858
185	Hyundai Home Shopping Network Corp.	27,912
1,370	Hyundai Hysco Co. Ltd.	48,048
4,270	Hyundai Merchant Marine Co. Ltd.(a)	61,194
843	Hyundai Mipo Dockyard Co. Ltd.	99,801
8,290	Hyundai Securities Co.	45,899
542	Hyundai Wia Corp.	79,122
4,130	JB Financial Group Co. Ltd.(a)	24,300
2,960	Kangwon Land, Inc.	75,355
366	KCC Corp.	113,701
1,410	Kolon Corp.	26,231
6,020	Kolon Global Corp.(a)	20,899
1,821	Kolon Industries, Inc.	81,857
1,510	Korea Investment Holdings Co. Ltd.	54,571
439	Korea Line Corp.(a)	22,469
283	Korea Zinc Co. Ltd.	72,172
5,227	Korean Reinsurance Co.	51,645
935	Kumho Petro Chemical Co. Ltd.	74,738
5,550	Kumho Tire Co., Inc.(a)	56,813
1,550	LG Fashion Corp.	38,011
448	LG Hausys Ltd.	50,845
86	LG Household & Health Care Ltd.	45,319
591	LG Innotek Co. Ltd.(a)	48,135
3,570	LIG Insurance Co. Ltd.	78,491
25	Lotte Chilsung Beverage Co. Ltd.	32,779
26	Lotte Confectionery Co. Ltd.	36,706
596	Lotte Himart Co. Ltd.	45,041
495	Mando Corp.	51,993
4,615	Meritz Fire & Marine Insurance Co. Ltd.	57,306
1,037	Mirae Asset Securities Co. Ltd.	38,261
23	Namyang Dairy Products Co. Ltd.	17,996
184	Ncsoft Corp.	27,925
2,200	Nexon Co. Ltd.	27,714
307	NHN Corp.	81,435
147	Nong Shim Co. Ltd.	34,086
38	Orion Corp.	34,502
112	Ottogi Corp.	39,230
2,130	Poongsan Corp.	48,063
474	S1 Corp.	29,324
305	Samchully Co. Ltd.	34,072
2,742	Samsung Card Co. Ltd.	92,138
707	Samsung Engineering Co. Ltd.	49,528
639	Samsung Fine Chemicals Co. Ltd.	27,160
1,959	Samsung Securities Co., Ltd.	80,214
1,102	Samsung Techwin Co. Ltd.	69,057
389	Samyang Corp.	29,640
2,303	Seah Besteel Corp.	64,984
382	SFA Engineering Corp.	19,314
1,878	SK Chemicals Co. Ltd.	71,548
417	SK Gas Co. Ltd.	27,988
14,020	SK Networks Co. Ltd.	81,118
1,030	SKC Co. Ltd.	26,772
5,310	STX Corp. Co. Ltd.	15,692
4,740	STX Engine Co. Ltd.(a)	29,071
16,930	STX Offshore & Shipbuilding Co. Ltd.(a)	82,132
17,610	STX Pan Ocean Co. Ltd.(a)	37,542
26	Taekwang Industrial Co. Ltd.	24,902
13,702	Taihan Electric Wire Co. Ltd.(a)	32,260
2,970	Tong Yang Life Insurance	30,138
9,590	TongYang Securities, Inc.	30,475
23,570	Tongyang, Inc.(a)	22,239
5,940	Woori Investment & Securities Co. Ltd.	61,863
24	Young Poong Corp.	33,006
590	Youngone Corp.	18,276
158	Yuhan Corp.	29,605
1,622	Zyle Motor Sales Corp.(a)	0
		4,615,495
	Spain - 1.7%
6,596	Abengoa SA	17,447
31,450	Abengoa SA, Class B	74,961
6,285	Acerinox SA	64,277
2,058	Almirall SA	26,890
6,358	Antena 3 de Television SA	66,358
3,942	Bolsas y Mercados Espanoles	108,718
3,775	Caja de Ahorros del Mediterraneo(a)	0
123	Construcciones y Auxiliar de Ferrocarriles SA	52,950
3,843	Ebro Foods SA	82,846
8,599	Ence Energia y Celulosa S.A	27,689
6,098	Faes Farma SA	17,976
1,500	Grifols SA	63,159
2,019	Grupo Catalana Occidente SA	52,439

13,833	Mediaset Espana Comunicacion SA(a)	$143,492
4,173	Melia Hotels International SA	37,402
7,054	NH Hoteles SA(a)	28,194
745	Pescanova SA(a)	585
133,720	Promotora de Informaciones SA, Class A(a)	32,849
8,360	Prosegur Cia de Seguridad SA	43,071
43,131	Sacyr Vallehermoso SA(a)	158,928
1,148	Tecnicas Reunidas SA	52,248
8,823	Tubacex SA	31,515
1,020	Viscofan SA	52,436
		1,236,430
	Sweden - 2.1%
836	AarhusKarlshamn AB	47,838
681	AF AB, Class B	19,067
757	Avanza Bank Holding AB	17,373
808	Betsson AB	21,696
4,157	Billerudkorsnas AB	38,925
5,318	Castellum AB	75,670
4,129	Elekta AB, Class B	70,313
21,357	Eniro AB(a)	64,144
5,710	Fabege AB	64,169
3,753	Haldex AB	32,730
426	Hexpol AB	31,188
964	Hoganas AB, Class B	47,640
3,358	Holmen AB, Class B	97,053
2,765	Hufvudstaden AB, Class A	35,007
1,299	Intrum Justitia AB	32,992
2,109	JM AB	55,985
10,656	Kungsleden AB	68,150
2,687	Lindab International AB(a)	24,215
2,665	Loomis AB, Class B	57,085
1,080	Lundbergforetagen AB, Class B	45,607
2,470	Lundin Petroleum AB(a)	54,268
8,997	Meda AB, Class A	104,824
1,803	Modern Times Group AB, Class B	84,358
1,314	NIBE Industrier AB, Class B	22,396
4,392	Nobia AB	31,785
11,611	Peab AB	63,510
2,499	Saab AB, Class B	45,155
32,958	SAS AB(a)	65,554
2,225	Wallenstam AB, Class B	30,758
2,022	Wihlborgs Fastigheter AB	33,102
		1,482,557
	Switzerland - 3.3%
1,685	Actelion Ltd.	111,529
1,444	Afg Arbonia-Forster Holding AG(a)	45,225
258	Allreal Holding AG	35,709
284	Alpiq Holding AG	35,089
111	Banque Cantonale Vaudoise	57,104
51	Barry Callebaut AG	49,263
9	Belimo Holding AG	21,039
358	Bucher Industries AG	89,774
67	Burckhardt Compression Holding AG	26,644
208	Daetwyler Holding AG	22,610
643	DKSH Holding AG	57,404
455	Dufry Group(a)	59,204
99	Emmi AG	30,393
158	EMS-Chemie Holding AG	55,181
107	Flughafen Zuerich AG	57,695
81	Forbo Holding AG	58,321
156	Galenica AG	119,206
2,988	Gategroup Holding AG(a)	67,372
387	Huber & Suhner AG	17,618
114	Kaba Holding AG, Class B	45,458
2,789	Kudelski SA	36,920
200	Kuoni Reisen Holding AG, Class B	72,055
10,412	Logitech International SA(a)	73,847
6,536	Meyer Burger Technology AG(a)	43,754
176	Mobimo Holding AG	36,766
6,476	Nobel Biocare Holding AG	78,759
4,972	OC Oerlikon Corp. AG	65,016
1,145	Osem Investments Ltd.	25,568
754	Panalpina Welttransport Holding AG	109,552
235	Partners Group Holding AG	61,889
985	PSP Swiss Property AG	86,452
297	Rieter Holding AG	58,847
22,522	Schmolz + Bickenbach AG(a)	73,445
31	Schweiter Technologies AG	19,851
483	Schweizerische National-Versicherungs-Gesellschaft AG	22,509
32	Sika AG	88,890
58	St. Galler Kantonalbank AG	21,661
227	Straumann Holding AG	34,130
1,179	Swiss Prime Site AG	86,412
206	Tecan Group AG	19,832
929	Valiant Holding	87,036
253	Valora Holding AG	50,973
11	Vetropack Holding AG	21,547
1,006	Vontobel Holding AG	35,459
431	Zehnder Group AG	17,673
		2,390,681
	Taiwan - 0.2%
198,000	FIH Mobile Ltd.(a)	106,719
60,000	TCC International Holdings Ltd.	14,545
15,000	Uni-President China Holdings Ltd.	13,674
		134,938
	Ukraine - 0.0%
6,434	Ferrexpo PLC	16,495

	United Arab Emirates - 0.0%
11,627	Lamprell PLC(a)	25,515

	United Kingdom - 9.9%
14,148	Aberdeen Asset Management PLC	82,429
22,656	Afren PLC(a)	46,713
8,759	Alent PLC	48,801
3,254	APR Energy PLC	51,799
5,596	ARM Holdings PLC	74,233
10,310	Ashmore Group PLC	57,942
12,767	Ashtead Group PLC	136,649
690	Aveva Group PLC	25,148
7,975	AZ Electronic Materials SA	37,069
14,648	BBA Aviation PLC	66,621
19,016	Beazley PLC	63,568
5,452	Bellway PLC	114,064
2,937	Berendsen PLC	36,378
3,226	Berkeley Group Holdings PLC (The)	110,483
2,469	Betfair Group PLC	34,418
4,053	Big Yellow Group PLC REIT	26,729
8,919	Bodycote PLC	83,767
52,806	Booker Group PLC	105,675
4,830	Bovis Homes Group PLC	58,544
8,862	Brewin Dolphin Holdings PLC	34,085
10,625	Britvic PLC	87,628

11,153	Bumi PLC(a)	$37,199
9,888	Capital & Counties Properties PLC	54,101
3,858	Chemring Group PLC	18,015
5,572	Chesnara PLC	21,816
5,910	Cineworld Group PLC	33,599
2,259	Computacenter PLC	16,644
2,154	Croda International PLC	81,933
5,087	CSR PLC	43,882
8,471	Dairy Crest Group PLC	65,497
5,864	De La Rue PLC	87,879
1,803	Dechra Pharmaceuticals PLC	18,669
2,235	Derwent London PLC REIT	81,694
4,016	Devro PLC	19,026
898	Dignity PLC	20,081
1,998	Diploma PLC	17,417
2,913	Domino Printing Sciences PLC	27,999
7,247	easyJet PLC	155,134
25,467	Electrocomponents PLC	95,017
10,266	Elementis PLC	39,018
28,730	Enquest PLC(a)	53,922
26,006	Enterprise Inns PLC(a)	50,978
17,208	F&C Asset Management PLC	26,088
6,198	Fenner PLC	32,455
942	Fidessa Group PLC	28,634
4,448	Filtrona PLC	52,194
3,665	Galliford Try PLC	55,063
1,335	Genus PLC	27,849
2,037	Go-Ahead Group PLC	48,855
11,699	Grainger PLC	30,861
7,893	Great Portland Estates PLC REIT	66,532
5,837	Greggs PLC	38,299
16,177	Halfords Group PLC	90,424
8,559	Halma PLC	72,146
22,817	Hansteen Holdings PLC REIT	32,516
1,864	Hargreaves Lansdown PLC	27,708
2,345	Hikma Pharmaceuticals PLC	39,533
9,036	Hiscox Ltd.	89,044
12,969	Homeserve PLC	52,143
10,840	Howden Joinery Group PLC	47,461
475	Hugo Boss AG	54,987
3,781	Hunting PLC	47,520
12,279	IG Group Holdings PLC	107,505
9,713	International Personal Finance PLC	93,654
6,000	Interserve PLC	46,346
2,130	Intertek Group PLC	97,683
5,115	ITE Group PLC	22,008
3,643	Jardine Lloyd Thompson Group PLC	49,348
3,030	JD Wetherspoon PLC	32,661
7,151	Jupiter Fund Management PLC	35,191
16,998	KCOM Group PLC	21,441
3,854	Keller Group PLC	64,797
2,076	Kier Group PLC	46,706
14,980	Laird PLC	43,831
9,000	Lifestyle International Holdings Ltd.	21,423
5,111	London Stock Exchange Group PLC	121,962
14,917	Londonmetric Property PLC REIT	25,668
43,728	Marston’s PLC	103,021
21,781	Melrose Industries PLC	93,119
8,905	Michael Page International PLC	60,279
3,742	Micro Focus International PLC	45,158
7,503	Mitchells & Butlers PLC(a)	47,354
19,836	Mitie Group PLC	81,496
13,828	Morgan Advanced Materials PLC	64,045
2,532	Morgan Sindall Group PLC	25,719
5,616	Mothercare PLC(a)	35,610
5,944	N Brown Group PLC	46,679
31,413	National Express Group PLC	121,059
12,590	Pace PLC	59,533
11,259	Paragon Group of Cos. PLC	54,980
13,036	Petropavlovsk PLC	17,490
3,426	Phoenix Group Holdings	38,046
2,831	Playtech Ltd.	29,893
19,666	Premier Farnell PLC	67,649
38,733	Premier Foods PLC(a)	51,234
14,068	Premier Oil PLC	76,929
6,276	PZ Cussons PLC	37,450
31,381	Qinetiq Group PLC	87,966
1,445	Rathbone Brothers PLC	36,585
8,162	Redrow PLC(a)	30,316
23,651	Regus PLC	66,405
6,092	Restaurant Group PLC	48,903
1,093	Rotork PLC	44,011
7,630	RPC Group PLC	53,072
6,724	RPS Group PLC	23,028
7,229	Salamander Energy PLC(a)	13,086
2,386	Savills PLC	22,789
11,205	Senior PLC	45,135
6,099	Shaftesbury PLC REIT	58,437
30,012	Shanks Group PLC	40,040
22,506	SIG PLC	62,031
9,249	Smiths News PLC	23,837
3,980	Soco International PLC(a)	22,187
2,240	Spectris PLC	71,655
39,614	Speedy Hire PLC	35,434
1,666	Spirax-Sarco Engineering PLC	72,362
12,459	Spirent Communications PLC	24,952
3,602	Sports Direct International PLC(a)	35,987
3,714	St. James’s Place PLC	34,797
20,076	Stagecoach Group PLC	101,870
11,361	Stobart Group Ltd.	16,750
2,194	Strauss Group Ltd.	37,867
6,674	SVG Capital PLC(a)	39,774
1,337	Synergy Health PLC	22,540
9,398	Synthomer PLC	28,026
18,753	TalkTalk Telecom Group PLC	70,223
1,913	Telecity Group PLC	25,783
1,173	Telecom Plus PLC	23,456
814	Telenet Group Holding NV	39,338
13,279	Tullett Prebon PLC	67,018
7,770	Turquoise Hill Resources Ltd.(a)	31,063
2,057	Ultra Electronics Holdings PLC	56,632
1,344	Victrex PLC	30,767
6,709	WH Smith PLC	79,183
3,665	Workspace Group PLC REIT	25,092
3,955	WS Atkins PLC	69,433
		7,087,372
	United States - 1.0%
11,978	Alacer Gold Corp.	28,312
6,228	Atlantic Power Corp.	26,595
43,024	Boart Longyear Group	19,885
149	Bollore SA	71,265
1,068	Catamaran Corp.(a)	56,202
3,601	GAGFAH SA(a)	41,562
2,282	Genworth MI Canada, Inc.	63,507

14,228	Golden Star Resources Ltd.(a)	$7,058
1,300	Halla Climate Control Corp.	38,592
9,200	MGM China Holdings Ltd.	26,513
21,600	Sands China Ltd.	116,838
23,411	Thompson Creek Metals Co., Inc.(a)	70,139
16,000	Wynn Macau Ltd.	45,388
5,326	Zardoya Otis SA	77,440
		689,296
	Total Common Stocks and Other Equity Interests (Cost $69,610,586)	71,837,126

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	0

	France - 0.0%
1	Bourbon SA, expiring 08/30/13(a)	3

	Italy - 0.0%
3,997	Astm SpA, expiring 09/23/13(a)	9

	Total Rights (Cost $0)	12

	Money Market Fund - 0.1%
63,416	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $63,416)	63,416

	Total Investments (Cost $69,674,002)(b)-100.0%	71,900,554
	Other assets less liabilities-0.0%	5,368
	Net Assets-100.0%	$71,905,922

Investment Abbreviations:

CDI	- Chess Depositary Interests
CVA	- Dutch Certificates
REIT	- Real Estate Investment Trust
RSP	- Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $70,259,440. The net unrealized appreciation was $1,641,114 which consisted of aggregate gross unrealized appreciation of $10,116,424 and aggregate gross unrealized depreciation of $8,475,310.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Belgium - 0.5%
8,310	Cia de Bebidas das Americas	$312,958
33,300	Cia de Bebidas das Americas (Preference Shares)	1,254,383
		1,567,341
	Brazil - 17.1%
56,300	All America Latina Logistica SA	217,477
93,290	Banco Bradesco SA	1,262,498
282,743	Banco Bradesco SA (Preference Shares)	3,430,115
180,458	Banco do Brasil SA	1,813,037
31,400	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	209,581
193,085	BM&FBOVESPA SA	1,040,137
24,500	BR Malls Participacoes SA	216,962
46,009	Braskem SA (Preference Shares), Class A(a)	352,024
64,100	BRF SA	1,364,367
46,900	CCR SA	367,674
236,710	Centrais Eletricas Brasileiras SA	474,809
180,600	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	658,079
14,379	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	637,240
42,892	Cia de Saneamento Basico do Estado de Sao Paulo	439,571
9,900	Cia de Saneamento de Minas Gerais-Copasa MG	156,914
23,480	Cia Energetica de Minas Gerais	214,100
147,263	Cia Energetica de Minas Gerais (Preference Shares)	1,354,409
46,421	Cia Energetica de Sao Paulo (Preference Shares), Class B	408,443
33,408	Cia Paranaense de Energia (Preference Shares), Class B	409,096
273,382	Cia Siderurgica Nacional SA	786,633
26,892	Cielo SA	662,377
12,700	Cosan SA Industria e Comercio	240,618
66,300	CPFL Energia SA	612,969
33,000	Cyrela Brazil Realty SA Empreendimentos E Participacoes	235,436
124,200	Eletropaulo Metropolitana SA (Preference Shares)	332,353
92,367	Embraer SA	784,794
36,255	Fibria Celulose SA(a)	403,310
29,513	Gerdau SA	161,828
204,617	Gerdau SA (Preference Shares)	1,307,477
39,790	Itau Unibanco Holding SA	501,187
393,650	Itau Unibanco Holding SA (Preference Shares)	5,023,852
216,506	Itausa - Investimentos Itau SA (Preference Shares)	801,242
144,382	JBS SA	402,800
40,300	Klabin SA (Preference Shares)	195,561
29,204	Light SA	226,388
7,300	Lojas Renner SA	193,107
48,600	Marfrig Alimentos SA(a)	153,465
76,470	Metalurgica Gerdau SA (Preference Shares)	616,234
14,800	Natura Cosmeticos SA	295,767
59,122	Oi SA	116,261
188,489	Oi SA (Preference Shares)	345,889
299,500	PDG Realty SA Empreendimentos e Participacoes	241,352
1,295,362	Petroleo Brasileiro SA	8,725,383
1,298,947	Petroleo Brasileiro SA (Preference Shares)	9,267,221
32,447	Sul America SA	194,116
41,296	Ultrapar Participacoes SA	979,363
43,484	Usinas Siderurgicas de Minas Gerais SA(a)	167,019
143,632	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	547,906
258,923	Vale SA	3,517,624
390,527	Vale SA (Preference Shares)	4,814,670
		57,880,735
	British Virgin Islands - 0.3%
587,000	Evergrande Real Estate Group Ltd.(a)	233,124
117,262	Turkcell Iletisim Hizmet AS(a)	682,160
		915,284
	Chile - 0.7%
3,372,451	Banco de Chile	479,768
89,565	Cencosud SA	405,889
13,608	Empresa Nacional de Telecomunicaciones (Entel) SA	224,225
70,496	Empresas CMPC SA	205,229
37,893	Empresas COPEC SA	490,531
20,921	LATAM Airlines Group SA	281,017
24,324	S.A.C.I. Falabella	247,843
		2,334,502
	China - 19.7%
3,259,000	Agricultural Bank of China Ltd., H-Shares	1,319,510
784,000	Aluminum Corp. of China Ltd., H-Shares(a)	241,609
452,000	Angang Steel Co. Ltd., H-Shares(a)	250,614
91,000	Anhui Conch Cement Co. Ltd., H-Shares	269,292
14,374,000	Bank of China Ltd., H-Shares	6,023,648
1,123,000	Bank of Communications Co. Ltd., H-Shares	731,257
41,500	Beijing Enterprises Holdings Ltd.	277,457
472,000	China Agri-Industries Holdings Ltd.	219,100
1,033,000	China CITIC Bank Corp. Ltd., H-Shares	478,182
659,000	China Coal Energy Co. Ltd., H-Shares	351,791
1,121,000	China Communications Construction Co. Ltd., H-Shares	857,154
11,694,000	China Construction Bank Corp., H-Shares	8,730,523
628,000	China COSCO Holdings Co. Ltd., H-Shares(a)	259,124
751,000	China Life Insurance Co. Ltd., H-Shares	1,801,157
451,700	China Merchants Bank Co. Ltd., H-Shares	759,497
116,000	China Merchants Holdings International Co. Ltd.	362,717
473,100	China Minsheng Banking Corp. Ltd., H-Shares	478,264
743,000	China Mobile Ltd.	7,903,899
376,000	China National Building Material Co. Ltd., H-Shares	339,379
268,000	China Overseas Land & Investment Ltd.	772,344

192,400	China Pacific Insurance (Group) Co. Ltd., H-Shares	$643,785
5,779,179	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,299,724
619,000	China Railway Construction Corp. Ltd., H-Shares	629,747
1,372,000	China Railway Group Ltd., H-Shares	737,715
193,729	China Resources Enterprise Ltd.	598,272
118,000	China Resources Land Ltd.	324,086
188,909	China Resources Power Holdings Co. Ltd.	439,915
425,000	China Shenhua Energy Co. Ltd., H-Shares	1,227,540
3,420,000	China Telecom Corp. Ltd., H-Shares	1,706,615
920,000	China Unicom (Hong Kong) Ltd.	1,349,984
422,000	China Yurun Food Group Ltd.(a)	295,468
363,000	Citic Pacific Ltd.	394,110
2,014,000	CNOOC Ltd.	3,635,684
200,000	COSCO Pacific Ltd.	281,096
212,000	Digital China Holdings Ltd.	232,902
426,000	Dongfeng Motor Group Co. Ltd., H-Shares	571,270
172,000	Guangzhou R&F Properties Co. Ltd., H-Shares	267,470
32,000	Hengan International Group Co. Ltd.	351,551
468,000	Huaneng Power International, Inc., H-Shares	488,798
11,310,000	Industrial & Commercial Bank of China Ltd., H-Shares	7,437,575
167,000	Jiangxi Copper Co. Ltd., H-Shares	281,659
118,000	Kunlun Energy Co. Ltd.	173,759
726,000	Lenovo Group Ltd.	661,843
420,000	People’s Insurance Co. (Group) of China Ltd., H-Shares	188,463
3,634,000	PetroChina Co. Ltd., H-Shares	4,250,018
246,000	PICC Property & Casualty Co. Ltd., H-Shares	274,061
143,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	925,632
88,000	Shanghai Industrial Holdings Ltd.	273,463
175,000	Shimao Property Holdings Ltd.	368,713
543,000	Sino-Ocean Land Holdings Ltd.	277,964
12,400	Tencent Holdings Ltd.	562,492
272,000	Yanzhou Coal Mining Co. Ltd., H-Shares	187,288
		66,765,180
	Cyprus - 0.1%
17,611	Novolipetsk Steel OJSC GDR	256,064

	France - 0.4%
308,386	Aguas Andinas SA, Class A	215,466
312,125	Telekomunikacja Polska SA	740,568
26,254	Tractebel Energia SA	418,537
		1,374,571
	Hong Kong - 0.9%
216,000	Agile Property Holdings Ltd.	226,992
264,000	Belle International Holdings Ltd.	381,259
4,101,000	GOME Electrical Appliances Holdings Ltd.(a)	412,461
197,600	Kingboard Chemical Holdings Ltd.	434,675
1,473,390	PT Astra International Tbk	931,845
454,500	PT Indofood Sukses Makmur Tbk	287,448
170,500	PT United Tractors Tbk	278,706
		2,953,386
	Hungary - 0.6%
6,822	MOL Hungarian Oil & Gas PLC	510,386
79,751	OTP Bank PLC	1,599,316
		2,109,702
	India - 6.1%
104,733	HDFC Bank Ltd. ADR(b)	3,445,716
134,447	ICICI Bank Ltd. ADR	4,407,173
115,156	Infosys Ltd. ADR	5,720,950
134,472	Mahindra & Mahindra Ltd. GDR	2,015,735
217,655	Sterlite Industries (India) Ltd. ADR	1,094,805
113,929	Tata Motors Ltd. ADR(b)	2,738,853
137,284	Wipro Ltd. ADR(b)	1,183,388
		20,606,620
	Indonesia - 1.3%
1,799,000	PT Adaro Energy Tbk	122,530
539,500	PT Bank Central Asia Tbk	545,930
594,996	PT Bank Mandiri Persero Tbk	515,248
643,500	PT Bank Negara Indonesia (Persero) Tbk	267,668
683,000	PT Bank Rakyat Indonesia (Persero) Tbk	548,261
3,071,996	PT Bumi Resources Tbk(a)	152,442
780,000	PT Perusahaan Gas Negara Persero Tbk	447,774
162,500	PT Semen Indonesia (Persero) Tbk	240,331
1,268,500	PT Telekomunikasi Indonesia Tbk	1,468,757
		4,308,941
	Italy - 0.7%
12,760	Bank Pekao SA	653,307
404,792	Empresa Nacional de Electricidad SA	532,652
2,891,012	Enersis SA	868,847
127,566	Tim Participacoes SA	473,770
		2,528,576
	Malaysia - 3.1%
179,600	AMMB Holdings Bhd	433,498
394,800	Axiata Group Bhd	826,354
480,700	CIMB Group Holdings Bhd	1,166,187
349,100	DiGi.Com Bhd	500,406
225,900	Genting Bhd	684,524
286,100	Genting Malaysia Bhd	366,885
261,400	IOI Corp. Bhd	439,964
51,600	Kuala Lumpur Kepong Bhd	337,213
423,500	Malayan Banking Bhd	1,339,430
221,900	Maxis Bhd	486,347
207,000	Petronas Chemicals Group Bhd	422,423
55,400	Petronas Gas Bhd	355,899
98,500	Public Bank Bhd	524,078
416,400	Sime Darby Bhd	1,216,853
211,100	Telekom Malaysia Bhd	342,940
232,700	Tenaga Nasional Bhd	637,701
67,800	UMW Holdings Bhd	289,676
579,100	YTL Power International Bhd	298,119
		10,668,497
	Mexico - 4.5%
238,880	Alfa SAB de CV, Class A	605,926
5,061,996	America Movil SAB de CV, Series L	5,289,801
3,368,188	Cemex SAB de CV, Series CPO(a)	3,863,606
22,592	Coca-Cola Femsa SAB de CV, Series L	316,895
116,600	Empresas ICA SAB de CV(a)	243,695
127,300	Fomento Economico Mexicano SAB de CV	1,261,741
128,400	Grupo Bimbo SAB de CV, Series A	430,051
114,000	Grupo Financiero Banorte SAB de CV, Class O	715,759
327,100	Grupo Mexico SAB de CV, Series B	999,461
215,700	Grupo Televisa SAB de CV, Series CPO	1,159,813

8,390	Industrias Penoles SAB de CV	$262,086
		15,148,834
	Poland - 1.7%
35,830	KGHM Polska Miedz SA	1,241,631
133,038	PGE SA	628,402
57,667	Polski Koncern Naftowy Orlen SA	782,240
246,189	Polskie Gornictwo Naftowe i Gazownictwo SA	476,522
119,440	Powszechna Kasa Oszczednosci Bank Polski SA(a)	1,387,124
7,838	Powszechny Zaklad Ubezpieczen SA	1,109,944
		5,625,863
	Portugal - 0.1%
59,741	EDP - Energias do Brasil SA	309,001

	Russia - 13.3%
333,870	Federal Hydrogenerating Co. (RUSHYDRO) JSC ADR	565,910
2,390,743	Gazprom OAO ADR	18,576,073
42,540	JSFC Sistema GDR	935,880
196,383	LUKOIL OAO ADR	11,676,933
11,394	Magnit OJSC GDR	656,294
90,329	Mechel OAO ADR(a)(b)	256,534
13,234	Megafon OAO GDR	420,179
73,246	MMC Norilsk Nickel OJSC ADR	988,089
115,703	Mobile TeleSystems OJSC ADR(b)	2,255,051
3,998	NovaTek OAO GDR	464,967
256,409	Rosneft Oil Co. GDR	1,815,376
50,205	Rostelecom OJSC ADR	1,022,174
63,749	Severstal GDR	480,349
178,154	Surgutneftegas OJSC ADR	1,409,198
56,383	Tatneft ADR	2,076,586
14,627	Uralkali OJSC GDR	317,406
367,751	VTB Bank OJSC GDR	1,039,264
		44,956,263
	Saudi Arabia - 0.1%
105,018	Turk Telekomunikasyon AS	377,372

	South Africa - 7.5%
160,089	African Bank Investments Ltd.	235,063
37,661	AngloGold Ashanti Ltd.	487,692
44,543	Barloworld Ltd.	368,643
43,092	Bidvest Group Ltd.	1,061,031
14,790	Exxaro Resources Ltd.	227,927
401,169	FirstRand Ltd.	1,200,764
23,746	Foschini Group Ltd. (The)	241,072
158,326	Gold Fields Ltd.	934,689
174,854	Growthpoint Properties Ltd.	438,668
62,830	Harmony Gold Mining Co. Ltd.	229,845
116,394	Impala Platinum Holdings Ltd.	1,139,361
27,443	Imperial Holdings Ltd.	570,254
146,462	MMI Holdings Ltd.	317,777
19,412	Mondi Ltd.	285,129
207,265	MTN Group Ltd.	3,874,747
83,908	Nampak Ltd.	270,118
14,836	Naspers Ltd., Class N	1,236,527
174,678	Netcare Ltd.	412,490
51,119	Pick n Pay Stores Ltd.	194,896
68,020	PPC Ltd.	199,065
44,097	Remgro Ltd.	841,066
249,602	Sanlam Ltd.	1,197,223
99,707	Sappi Ltd.(a)	265,134
94,874	Sasol Ltd.	4,351,800
30,944	Shoprite Holdings Ltd.	521,060
29,740	Spar Group Ltd. (The)	344,452
188,735	Standard Bank Group Ltd.	2,104,812
301,768	Steinhoff International Holdings Ltd.(a)	797,873
12,782	Tiger Brands Ltd.	397,291
31,899	Truworths International Ltd.	269,214
62,687	Woolworths Holdings Ltd.	425,494
		25,441,177
	Spain - 1.2%
308,384	Banco Santander Brasil SA	1,838,176
7,969,657	Banco Santander Chile	444,692
209,300	Grupo Financiero Santander Mexico SAB de CV, Class B	602,660
61,943	Telefonica Brasil SA (Preference Shares)	1,310,588
		4,196,116
	Taiwan - 14.7%
1,173,331	Acer, Inc.(a)	866,699
930,811	Advanced Semiconductor Engineering, Inc.	763,609
270,005	Asia Cement Corp.	339,009
142,738	Asustek Computer, Inc.	1,247,140

4,529,000	AU Optronics Corp.(a)	1,600,967
73,000	Catcher Technology Co. Ltd.	316,476
800,227	Cathay Financial Holding Co. Ltd.	1,163,520
455,411	Chang Hwa Commercial Bank	261,220
115,560	Cheng Shin Rubber Industry Co. Ltd.	383,061
1,520,081	China Development Financial Holding Corp.	430,883
408,000	China Petrochemical Development Corp.	208,854
1,173,000	China Steel Corp.	970,117
1,350,439	Chinatrust Financial Holding Co. Ltd.	891,691
629,000	Chunghwa Telecom Co. Ltd.	2,011,609
1,236,054	Compal Electronics, Inc.	857,383
249,000	Delta Electronics, Inc.	1,208,194
438,000	E.Sun Financial Holding Co. Ltd.	292,131
557,520	Far Eastern New Century Corp.	629,352
211,000	Far EasTone Telecommunications Co. Ltd.	537,589
632,240	First Financial Holding Co. Ltd.	392,165
374,920	Formosa Chemicals & Fibre Corp.	932,721
135,000	Formosa Petrochemical Corp.	351,608
423,280	Formosa Plastics Corp.	1,064,323
142,377	Foxconn Technology Co. Ltd.	353,729
916,928	Fubon Financial Holding Co. Ltd.	1,287,335
2,089,450	Hon Hai Precision Industry Co. Ltd.	5,421,080
217,233	HTC Corp.	1,155,475
1,721,142	Innolux Corp.(a)	763,383
227,151	Lite-On Technology Corp.	386,331
1,321,309	Macronix International(a)	318,138
140,091	MediaTek, Inc.	1,681,849
1,166,640	Mega Financial Holding Co. Ltd.	974,583
394,000	Nan Ya Plastics Corp.	827,772
67,000	Novatek Microelectronics Corp.	296,050
570,106	Pegatron Corp.(a)	842,236
309,740	Pou Chen Corp.	317,110
247,200	Powertech Technology, Inc.	474,013
57,000	President Chain Store Corp.	424,841
604,000	Quanta Computer, Inc.	1,405,939
1,106,788	Shin Kong Financial Holding Co. Ltd.(a)	374,632
615,000	Siliconware Precision Industries Co.	714,747
800,688	SinoPac Financial Holdings Co. Ltd.	403,194
261,000	Synnex Technology International Corp.	328,138
1,354,232	Taishin Financial Holding Co. Ltd.	630,001

565,089	Taiwan Cement Corp.	$690,661
165,400	Taiwan Mobile Co. Ltd.	601,224
2,063,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,051,757
289,000	Unimicron Technology Corp.	265,518
507,179	Uni-President Enterprises Corp.	1,035,111
3,496,000	United Microelectronics Corp.	1,556,420
609,389	Wistron Corp.	581,212
222,760	WPG Holdings Ltd.	277,461
1,224,306	Yuanta Financial Holding Co. Ltd.	638,967
		49,799,228
	Thailand - 2.2%
123,604	Advanced Info. Service PCL	1,125,468
47,000	Bangkok Bank PCL	313,834
250,700	Bank of Ayudhya PCL	298,357
21,300	Banpu PCL	157,198
264,700	Charoen Pokphand Foods PCL	236,792
2,517,396	IRPC PCL	255,761
71,700	Kasikornbank PCL	428,367
130,705	PTT Exploration & Production PCL	651,437
233,100	PTT Global Chemical PCL	491,521
174,100	PTT PCL	1,841,122
26,800	Siam Cement PCL	393,866
102,800	Siam Commercial Bank PCL	520,569
200,500	Thai Oil PCL	390,751
109,800	Total Access Communication PCL	412,188
		7,517,231
	Turkey - 1.9%
204,450	Akbank TAS	783,087
11,189	BIM Birlesik Magazalar AS	256,331
284,859	Eregli Demir ve Celik Fabrikalari TAS	283,033
135,497	Haci Omer Sabanci Holding AS	673,840
151,364	Koc Holding AS	665,473
34,500	Tupras Turkiye Petrol Rafine AS	735,309
110,344	Turk Hava Yollari AO	463,541
234,793	Turkiye Garanti Bankasi AS	916,230
79,016	Turkiye Halk Bankasi AS	591,873
223,027	Turkiye Is Bankasi, Class C	590,161
150,456	Turkiye Vakiflar Bankasi TAO, Class D	327,642
128,480	Yapi ve Kredi Bankasi AS	279,125
		6,565,645
	United Kingdom - 0.9%
58,310	ABSA Group Ltd.	841,175
11,135	Anglo American Platinum Ltd.(a)	393,755
9,923	Kumba Iron Ore Ltd.	438,578
32,405	Nedbank Group Ltd.	581,274
27,175	Souza Cruz SA	327,057
43,476	Vodacom Group Ltd.	512,055
		3,093,894
	United States - 0.3%
13,410	Massmart Holdings Ltd.	226,675
326,600	Wal-Mart de Mexico SAB de CV, Series V	889,512
		1,116,187
	Total Common Stocks and Other Equity Interests (Cost $390,824,135)	338,416,210

	Rights - 0.0%
	Taiwan - 0.0%
21,188	Cathay Financial Holding Co. Ltd., expiring 10/02/13(a) (Cost $0)	5,370

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $390,824,135)-99.9%	338,421,580

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.6%
5,355,300	Invesco Liquid Assets Portfolio - Institutional Class (Cost $5,355,300)(c)(d)	5,355,300

	Total Investments (Cost $396,179,435)(e)-101.5%	343,776,880
	Liabilities in excess of other assets-(1.5)%	(4,961,468)
	Net Assets-100.0%	$338,815,412

Investment Abbreviations:

ADR       - American Depositary Receipt

GDR       - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $410,127,802. The net unrealized depreciation was $66,350,922 which consisted of aggregate gross unrealized appreciation of $23,265,544  and aggregate gross unrealized depreciation of $89,616,466.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 4.6%
133,366	GrainCorp Ltd., Class A	$1,480,557
951,673	Incitec Pivot Ltd.	2,246,228
104,520	Nufarm Ltd.	422,107
		4,148,892
	Brazil - 1.6%
63,858	Cosan SA Industria e Comercio	1,209,871
28,338	SLC Agricola SA	236,429
		1,446,300
	Canada - 10.3%
43,971	Agrium, Inc.	3,727,088
194,017	Potash Corp. of Saskatchewan, Inc.	5,623,955
		9,351,043
	China - 2.1%
1,292,648	China Agri-Industries Holdings Ltd.	600,042
1,034,526	China BlueChemical Ltd., H-Shares	477,555
1,739,000	China Modern Dairy Holdings Ltd.(a)	524,703
1,746,000	GMG Global Ltd.	142,536
1,025,861	Sinofert Holdings Ltd.	160,056
		1,904,892
	Denmark - 0.3%
8,791	Auriga Industries, Class B(a)	252,088

	Germany - 3.1%
97,701	K+S AG	2,403,291
1,234	KWS Saat AG	411,854
		2,815,145
	Hong Kong - 0.5%
183,923	PT Astra Agro Lestari Tbk	278,278
1,634,622	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	178,134
		456,412
	Indonesia - 2.0%
4,222,008	PT Charoen Pokphand Indonesia Tbk	1,766,445

	Israel - 3.0%
251,593	Israel Chemicals Ltd.	2,010,880
1,574	Israel Corp. Ltd. (The)(a)	739,890
		2,750,770
	Japan - 1.2%
15,800	Hokuto Corp.	280,964
31,000	Kumiai Chemical Industry Co. Ltd.	184,068
30,000	Nihon Nohyaku Co. Ltd.	297,087
21,800	Sakata Seed Corp.	299,000
		1,061,119
	Malaysia - 6.9%
1,279,000	Felda Global Ventures Holdings Bhd	1,734,772
1,688,590	IOI Corp. Bhd	2,842,078
255,774	Kuala Lumpur Kepong Bhd	1,671,519
		6,248,369
	Netherlands - 2.1%
41,040	Nutreco NV	1,929,122

	Norway - 4.6%
93,763	Yara International ASA	4,195,042

	Russia - 0.5%
43,639	Phosagro OAO GDR	411,516

	Singapore - 6.1%
222,000	First Resources Ltd.	292,759
3,975,558	Golden Agri-Resources Ltd.	1,638,343
1,458,885	Wilmar International Ltd.	3,607,275
		5,538,377
	Switzerland - 8.6%
19,812	Syngenta AG	7,831,833

	Taiwan - 1.2%
431,099	Taiwan Fertilizer Co. Ltd.	1,053,793

	Turkey - 0.1%
11,709	Gubre Fabrikalari TAS(a)	91,926

	United States - 41.1%
14,148	American Vanguard Corp.	349,314
239,088	Archer-Daniels-Midland Co.	8,719,539
55,691	Bunge Ltd.	4,233,073
21,426	CF Industries Holdings, Inc.	4,199,710
68,824	Darling International, Inc.(a)	1,397,127
22,266	Fresh Del Monte Produce, Inc.	625,452
45,147	Ingredion, Inc.	3,033,879
31,344	Intrepid Potash, Inc.	400,576
76,006	Monsanto Co.	7,507,873
136,996	Mosaic Co. (The)	5,629,166
22,683	Scotts Miracle-Gro Co. (The), Class A	1,139,821
		37,235,530
	Total Investments (Cost $98,644,866)(b)-99.9%	90,488,614
	Other assets less liabilities-0.1%	77,576
	Net Assets-100.0%	$90,566,190

Investment Abbreviations:

GDR       - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $99,834,091. The net unrealized depreciation was $9,345,477 which consisted of aggregate gross unrealized appreciation of $10,501,507 and aggregate gross unrealized depreciation of $19,846,984.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 1.9%
247,397	Contact Energy Ltd.	$1,057,437
880,291	Lynas Corp. Ltd.(a)	319,957
		1,377,394
	Austria - 1.4%
50,455	Verbund AG	993,226

	Brazil - 2.8%
55,034	Cosan SA Industria e Comercio	1,042,689
88,800	Sao Martinho SA	963,332
		2,006,021
	British Virgin Islands - 0.5%
555,066	Wasion Group Holdings Ltd.	362,870

	Canada - 2.7%
35,510	Brookfield Renewable Energy Partners LP(b)	970,606
116,815	Innergex Renewable Energy, Inc.	985,152
		1,955,758
	China - 12.3%
123,378	BYD Co. Ltd., H-Shares(a)	482,831
3,535,445	China Datang Corp. Renewable Power Co. Ltd., H-Shares	816,010
1,455,000	China Everbright International Ltd.	1,326,420
832,226	China Longyuan Power Group Corp., H-Shares	876,722
297,200	China Singyes Solar Technologies Holdings Ltd.	298,911
2,274,652	China Suntien Green Energy Corp. Ltd., H-Shares	824,176
13,707,026	Hanergy Solar Group Ltd.(a)	1,131,154
2,318,000	Huaneng Renewables Corp. Ltd., H-Shares	821,949
51,777	JA Solar Holdings Co. Ltd. ADR(a)(b)	482,562
60,552	Trina Solar Ltd. ADR(a)(b)	449,296
2,843,000	Trony Solar Holdings Co. Ltd.(a)	115,474
1,275,053	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	715,181
107,330	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	430,393
		8,771,079
	Denmark - 5.1%
32,145	Novozymes A/S, Class B	1,099,840
7,968	Rockwool International A/S, Class B	1,260,944
63,497	Vestas Wind Systems A/S(a)	1,284,755
		3,645,539
	Finland - 1.6%
56,325	Fortum Oyj	1,110,649

	France - 3.0%
16,158	Albioma	327,839
5,037	Saft Groupe SA	124,003
61,216	SunPower Corp.(a)(b)	1,692,622
		2,144,464
	Germany - 4.3%
69,503	Aixtron SE(a)	1,094,554
37,516	Nordex SE(a)	313,789
40,025	SMA Solar Technology AG(b)	1,365,617
394,120	Solarworld AG(a)(b)	258,003
		3,031,963
	Hong Kong - 2.6%
504,854	China High Speed Transmission Equipment Group Co. Ltd.(a)	227,842
5,087,463	GCL-Poly Energy Holdings Ltd.(a)	1,298,868
1,831,706	Neo-Neon Holdings Ltd.(a)	318,851
		1,845,561
	Ireland - 1.7%
87,575	Kingspan Group PLC	1,229,730

	Israel - 1.4%
44,105	Ormat Technologies, Inc.	1,015,738

	Italy - 1.8%
479,556	Enel Green Power SpA	1,064,057
214,715	Falck Renewables SpA(a)	245,479
		1,309,536
	Japan - 2.7%
99,731	GS Yuasa Corp.	438,043
317	Japan Wind Development Co. Ltd.(a)	206,918
320,293	Meidensha Corp.	1,029,054
37,116	Takuma Co. Ltd.	283,026
		1,957,041
	Netherlands - 1.5%
7,729,024	Energy Development Corp.	1,074,909

	Norway - 0.7%
911,134	Renewable Energy Corp. ASA(a)	469,891

	Portugal - 1.2%
170,282	EDP Renovaveis SA(a)	871,650

	South Korea - 3.1%
381,176	Nexolon Co. Ltd.(a)	403,765
39,189	Seoul Semiconductor Co. Ltd.	1,299,411
13,729	Taewoong Co. Ltd.(a)	274,965
55,713	Unison Co. Ltd.(a)	242,505
		2,220,646
	Spain - 4.3%
436,761	Abengoa SA	1,155,267
15,168	Acciona SA	711,475
162,290	Gamesa Corp. Tecnologica SA(a)	1,196,007
		3,062,749
	Sweden - 1.8%
73,796	NIBE Industrier AB, Class B	1,257,803

	Switzerland - 0.5%
47,964	Meyer Burger Technology AG(a)(b)	321,085

	Taiwan - 2.9%
649,131	Epistar Corp.	1,082,372
261,000	Motech Industries, Inc.(a)	337,712
448,096	Neo Solar Power Corp.(a)	319,039

248,000	Sino-American Silicon Products, Inc.	$294,012
		2,033,135
	Thailand - 0.9%
1,389,200	Energy Absolute PCL	297,368
507,700	SPCG PCL(a)	355,228
		652,596
	Turkey - 0.8%
403,424	Akenerji Elektrik Uretim AS(a)	274,148
358,230	Ayen Enerji AS(a)	278,477
		552,625
	United Kingdom - 0.4%
18,707	Dialight PLC	312,252

	United States - 36.0%
30,526	A.O. Smith Corp.	1,261,334
14,652	Acuity Brands, Inc.	1,267,398
16,126	Aerovironment, Inc.(a)	364,609
34,517	Ameresco, Inc., Class A(a)	315,485
104,191	American Superconductor Corp.(a)(b)	261,519
108,266	Amyris, Inc.(a)(b)	297,731
52,103	Covanta Holding Corp.	1,084,263
18,702	Cree, Inc.(a)	1,307,270
26,577	EnerNOC, Inc.(a)	415,133
47,053	Enphase Energy, Inc.(a)(b)	298,787
26,549	First Solar, Inc.(a)	1,307,273
5,580	Fuel Systems Solutions, Inc.(a)	101,500
76,675	FuelCell Energy, Inc.(a)(b)	93,544
89,349	GT Advanced Technologies, Inc.(a)(b)	463,721
54,269	International Rectifier Corp.(a)	1,308,426
26,442	Itron, Inc.(a)	1,140,179
31,431	Johnson Controls, Inc.	1,263,841
64,899	KiOR, Inc., Class A(a)(b)	312,164
31,856	LSB Industries, Inc.(a)	1,047,425
17,952	Maxwell Technologies, Inc.(a)	142,359
59,888	Molycorp, Inc.(a)(b)	446,765
10,488	Polypore International, Inc.(a)	440,391
28,035	Power Integrations, Inc.	1,546,130
22,517	Renewable Energy Group, Inc.(a)	350,815
40,883	Rubicon Technology, Inc.(a)	344,235
52,529	Silver Spring Networks, Inc.(a)(b)	1,424,061
33,227	Solarcity Corp.(a)(b)	1,373,604
21,213	Solazyme, Inc.(a)(b)	239,071
145,635	SunEdison, Inc.(a)	1,468,001
10,735	Tesla Motors, Inc.(a)(b)	1,441,496
41,869	Universal Display Corp.(a)(b)	1,212,108
30,741	Veeco Instruments, Inc.(a)	1,068,557
17,641	Zoltek Cos., Inc.(a)(b)	245,739
		25,654,934
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $66,351,043)-99.9%	71,240,844

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 12.9%
9,203,132	Invesco Liquid Assets Portfolio - Institutional Class (Cost $9,203,132)(c)(d)	9,203,132

	Total Investments (Cost $75,554,175)(e)-112.8%	80,443,976
	Liabilities in excess of other assets-(12.8)%	(9,112,165)
	Net Assets-100.0%	$71,331,811

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $79,342,975. The net unrealized appreciation was $1,101,001 which consisted of aggregate gross unrealized appreciation of $15,799,624 and aggregate gross unrealized depreciation of $14,698,623.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 7.1%
85,305	Beadell Resources Ltd.(a)	$57,418
54,167	Evolution Mining Ltd.(a)	42,293
18,106	Kingsgate Consolidated Ltd.	25,917
22,118	Medusa Mining Ltd.	45,853
90,536	Newcrest Mining Ltd.	993,706
54,359	Perseus Mining Ltd.(a)	28,539
48,705	Regis Resources Ltd.(a)	154,734
78,201	Resolute Mining Ltd.	57,198
43,840	Silver Lake Resources Ltd.(a)	31,869
58,176	St. Barbara Ltd.(a)	25,844
		1,463,371
	Belgium - 3.0%
13,490	Umicore SA	606,614

	Canada - 53.2%
12,715	African Barrick Gold Ltd.	21,763
20,606	Agnico-Eagle Mines Ltd.	585,479
15,199	Alamos Gold, Inc.	223,686
17,711	Argonaut Gold, Inc.(a)	117,321
29,356	AuRico Gold, Inc.	135,351
69,267	B2Gold Corp.(a)	202,131
30,064	Banro Corp.(a)	26,612
87,216	Barrick Gold Corp.	1,442,218
18,886	Centerra Gold, Inc.	83,587
14,059	Detour Gold Corp.(a)	139,489
9,514	Dominion Diamond Corp.(a)	134,467
11,540	Dundee Precious Metals, Inc.(a)	57,248
85,455	Eldorado Gold Corp.	674,131
10,327	Endeavour Silver Corp.(a)	40,984
13,949	First Majestic Silver Corp.(a)	181,952
17,527	Franco-Nevada Corp.	745,714
61,462	Goldcorp, Inc.	1,731,972
44,906	IAMGOLD Corp.	231,508
136,375	Kinross Gold Corp.	708,373
7,445	Kirkland Lake Gold, Inc.(a)	25,202
5,593	Mag Silver Corp.(a)	33,078
23,718	Nevsun Resources Ltd.	79,825
56,775	New Gold, Inc.(a)	411,985
30,207	NovaGold Resources, Inc.(a)	87,561
52,041	Osisko Mining Corp.(a)	216,658
18,105	Pan American Silver Corp.	229,471
17,768	Premier Gold Mines Ltd.(a)	37,159
9,268	Pretium Resources, Inc.(a)	77,891
34,298	Rubicon Minerals Corp.(a)	45,372
32,582	SEMAFO, Inc.	57,364
9,630	Silver Standard Resources, Inc.(a)	73,814
37,197	Silver Wheaton Corp.	854,621
20,364	Silvercorp Metals, Inc.	63,189
9,895	Tahoe Resources, Inc.(a)	149,573
72,075	Torex Gold Resources, Inc.(a)	92,543
89,227	Yamana Gold, Inc.	931,283
		10,950,575
	China - 1.1%
104,040	Zhaojin Mining Industry Co. Ltd., H-Shares	69,760
716,600	Zijin Mining Group Co. Ltd., H-Shares	153,385
		223,145
	Egypt - 0.3%
114,270	Centamin PLC(a)	64,583

	Hong Kong - 0.6%
373,810	China Precious Metal Resources Holdings Co. Ltd.(a)	61,696
1,783,797	G-Resources Group Ltd.(a)	63,253
		124,949
	Japan - 0.3%
3,700	Asahi Holdings, Inc.	65,381

	Jersey Island - 3.9%
10,989	Randgold Resources Ltd.	794,676

	Mexico - 3.7%
19,670	Fresnillo PLC	306,855
14,825	Industrias Penoles S.A.B. de C.V.	463,101
		769,956
	Peru - 0.2%
18,546	Hochschild Mining PLC	49,092

	Russia - 0.8%
16,571	Polymetal International PLC	162,417

	Singapore - 0.4%
99,000	Liongold Corp. Ltd.(a)	90,533

	South Africa - 9.8%
45,663	AngloGold Ashanti Ltd.	591,314
87,246	Gold Fields Ltd.	515,063
67,701	Great Basin Gold Ltd.(a)	527
43,745	Harmony Gold Mining Co. Ltd.	160,028
64,787	Impala Platinum Holdings Ltd.	634,189
29,193	Northam Platinum Ltd.(a)	106,558
		2,007,679
	Turkey - 0.4%
5,456	Koza Altin Isletmeleri AS	74,996

	United Kingdom - 2.4%
6,432	Anglo American Platinum Ltd.(a)	227,448
50,751	Lonmin PLC(a)	239,748
18,147	Petropavlovsk PLC	24,348
		491,544
	United States - 12.7%
27,026	Alacer Gold Corp.(a)	63,881
11,262	Allied Nevada Gold Corp.(a)	75,118
12,112	Coeur d’Alene Mines Corp.(a)	162,422
40,842	Hecla Mining Co.	131,920
31,279	McEwen Mining, Inc.(a)	61,307
51,885	Newmont Mining Corp.	1,556,550
7,779	Royal Gold, Inc.	402,096
14,022	Stillwater Mining Co.(a)	169,666
		2,622,960
	Total Common Stocks (Cost $37,578,577)	20,562,471

	Money Market Fund - 0.1%
18,518	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $18,518)	$18,518

	Total Investments (Cost $37,597,095)(b)-100.0%	20,580,989
	Liabilities in excess of other assets-(0.0)%	(2,948)
	Net Assets-100.0%	$20,578,041

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $38,041,065. The net unrealized depreciation was $17,460,076 which consisted of aggregate gross unrealized appreciation of $184,449 and aggregate gross unrealized depreciation of $17,644,525.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 4.8%
652,317	Cia de Saneamento Basico do Estado de Sao Paulo	$6,685,156
187,500	Cia de Saneamento de Minas Gerais-Copasa MG	2,971,850
		9,657,006
	Canada - 0.1%
43,635	Pure Technologies Ltd.(a)	187,180

	Cayman Islands - 0.2%
40,701	Consolidated Water Co. Ltd.	482,714

	China - 4.2%
13,396,000	Beijing Enterprises Water Group Ltd.	5,423,797
11,071,000	HanKore Environment Tech Group Ltd.(a)	451,895
1,645,598	Sound Global Ltd.(a)	775,037
4,626,000	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,819,299
		8,470,028
	Finland - 1.9%
200,671	Kemira Oyj	3,109,600
37,731	Uponor Oyj	654,321
		3,763,921
	France - 13.0%
627,998	Suez Environnement Co.	8,885,069
1,299,135	Veolia Environnement	17,397,196
		26,282,265
	Hong Kong - 0.3%
3,176,000	China Water Industry Group Ltd.(a)	548,762

	Japan - 5.0%
32,200	Ebara Jitsugyo Co. Ltd.	425,929
369,031	Kurita Water Industries Ltd.	7,504,062
194,346	Organo Corp.	1,007,742
126,700	Torishima Pump Manufacturing Co. Ltd.	1,116,861
		10,054,594
	Malaysia - 1.0%
2,693,600	Puncak Niaga Holding Bhd	2,009,406

	Singapore - 1.0%
851,516	Hyflux Ltd.	872,270
1,719,000	United Envirotech Ltd.	1,268,386
		2,140,656
	Switzerland - 4.3%
32,432	Geberit AG	8,659,935

	United Kingdom - 15.7%
347,112	Halma PLC	2,925,889
734,179	Pennon Group PLC	7,741,275
259,859	Severn Trent PLC	6,984,896
1,295,067	United Utilities Group PLC	14,165,829
		31,817,889
	United States - 48.5%
202,411	American Water Works Co., Inc.(b)	8,638,902
159,056	Aqua America, Inc.	5,385,636
288,647	Flowserve Corp.	16,360,512
63,623	Itron, Inc.(a)(b)	2,743,424
55,457	Lindsay Corp.	4,164,821
113,283	Pall Corp.(b)	7,925,279
277,761	Pentair Ltd.	16,965,642
130,226	Roper Industries, Inc.	16,403,267
39,528	Valmont Industries, Inc.	5,519,690
83,592	Waters Corp.(a)	8,437,776
229,813	Xylem, Inc.	5,729,238
		98,274,187
	Total Common Stocks (Cost $177,941,957)	202,348,543

	Warrants - 0.0%
	Malaysia - 0.0%
272,360	Puncak Niaga Holding Bhd, expiring 08/11/13(a) (Cost $0)	136,852

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $177,941,957)-100.0%	202,485,395

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.2%
531,250	Invesco Liquid Assets Portfolio - Institutional Class (Cost $531,250)(c)(d)	531,250

	Total Investments (Cost $178,473,207)(e)-100.2%	203,016,645
	Liabilities in excess of other assets-(0.2)%	(457,650)
	Net Assets-100.0%	$202,558,995

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security was out on loan at July 31, 2013.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $192,738,451. The net unrealized appreciation was $10,278,194 which consisted of aggregate gross unrealized appreciation of $32,020,403 and aggregate gross unrealized depreciation of $21,742,209.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio (PMNA)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 103.2%
	Bahrain - 10.3%
1,379,113	Ahli United Bank BSC	$930,902
4,442,113	Gulf Finance House EC(a)	620,420
		1,551,322
	Egypt - 18.4%
3,527,500	Citadel Capital SAE(a)	1,683,145
45,274	Commercial International Bank Egypt SAE	226,697
38,492	Egyptian Financial Group-Hermes Holding SAE(a)	48,061
32,017	Ezz Steel(a)	47,889
14,426	Orascom Construction Industries(a)	494,530
110,446	Palm Hills Developments SAE(a)	37,237
203,343	Talaat Moustafa Group(a)	138,565
46,476	Telecom Egypt Co.	89,302
		2,765,426
	Jordan - 7.1%
199,716	Union Land Development Corp.(a)	1,059,890

	Kuwait - 23.8%
100,860	Agility Public Warehousing Co. KSC	251,707
91,365	Burgan Bank SAK	195,897
99,625	Commercial Bank of Kuwait SAK(a)	248,625
231,299	Gulf Bank KSC(a)	321,136
139,093	Kuwait Finance House KSC	356,899
155,110	Kuwait Projects Co. (Holding) KSC	299,861
46,595	Mabanee Co. SAKC	176,881
172,467	Mobile Telecommunications Co. KSC	412,223
345,294	National Bank of Kuwait SAK	1,104,455
215,385	National Industries Group Holding(a)	193,052
		3,560,736
	Netherlands - 1.4%
337,544	Orascom Telecom Holding SAE(a)	215,067

	Oman - 9.4%
526,538	BankMuscat SAOG	805,534
146,042	Oman Telecommunications Co. SAOG	600,859
		1,406,393
	Qatar - 12.6%
26,106	Barwa Real Estate Co.	188,195
48,664	Masraf Al Rayan	375,535
5,949	Qatar Electricity & Water Co.	267,933
36,408	Qatar Gas Transport Co. Ltd. (Nakilat)	181,973
12,344	Qatar Islamic Bank	233,568
3,865	Qatar Navigation	80,668
10,473	Qatar Telecom (Qtel) QSC	402,083
10,608	Qatari Investors Group	82,589
12,188	United Development Co.	75,243
		1,887,787

	United Arab Emirates - 18.1%
344,739	Air Arabia PJSC	130,462
1,035,091	Ajman Bank PJSC(a)	648,165
745,197	Aldar Properties PJSC	545,761
325,553	Arabtec Holding Co.(a)	200,313
571,435	Dana Gas PJSC(a)	98,014
218,493	Drake & Scull International(a)	69,599
437,554	Dubai Financial Market(a)	238,254
129,125	Dubai Investments PJSC	66,795
244,750	Emaar Properties PJSC	397,810
87,556	National Bank of Abu Dhabi PJSC	311,082
		2,706,255
	United Kingdom - 2.1%
125,399	Vodafone Qatar(a)	311,659

	Total Investments (Cost $13,087,527)(b)-103.2%	15,464,535
	Liabilities in excess of other assets-(3.2)%	(481,118)
	Net Assets-100.0%	$14,983,417

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $15,789,921. The net unrealized depreciation was $325,386 which consisted of aggregate gross unrealized appreciation of $2,576,304 and aggregate gross unrealized depreciation of $2,901,690.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 7.1%
10,268	ALS Ltd.	$78,236
4,858	Ansell Ltd.	80,831
3,562	Arb Corp. Ltd.	43,220
1,545	Australia & New Zealand Banking Group Ltd.	41,264
16,947	Cardno Ltd.	83,194
7,015	Coca-Cola Amatil Ltd.	80,899
1,430	Cochlear Ltd.	78,387
1,884	Commonwealth Bank of Australia	125,474
734	CSL Ltd.	43,522
5,621	Iress Ltd.	41,769
2,660	JB Hi-Fi Ltd.	44,355
15,083	M2 Telecommunications Group Ltd.	84,737
2,765	McMillan Shakespeare Ltd.	20,174
11,577	Metcash Ltd.	35,845
5,538	Monadelphous Group Ltd.	81,807
15,158	Navitas Ltd.	81,621
3,742	Newcrest Mining Ltd.	41,071
3,565	Origin Energy Ltd.	38,233
1,245	Ramsay Health Care Ltd.	41,151
2,908	Sonic Healthcare Ltd.	37,346
3,858	Super Retail Group Ltd.	43,695
11,737	UGL Ltd.	76,683
2,553	Woolworths Ltd.	76,342
2,104	WorleyParsons Ltd.	41,598
		1,441,454
	Austria - 0.2%
731	Andritz AG	39,360

	Belgium - 1.1%
1,480	Colruyt SA	84,268
1,246	Delhaize Group SA	81,658
1,001	D’ieteren SA	45,365
		211,291
	Canada - 8.2%
688	Alimentation Couche Tard, Inc., Class B	42,128
967	ATCO Ltd., Class I	43,786
1,493	Bank of Nova Scotia	84,246
1,944	BCE, Inc.	80,460
811	Canadian National Railway Co.	80,986
1,033	Canadian Tire Corp. Ltd., Class A	84,937
2,330	Canadian Utilities Ltd., Class A	86,691
1,269	Emera, Inc.	40,339
1,821	Enbridge, Inc.	80,719
2,632	Fortis, Inc.	82,668
2,821	Great-West Lifeco, Inc.	81,635
1,399	Husky Energy, Inc.	40,281
976	IGM Financial, Inc.	46,339
1,854	Laurentian Bank of Canada	81,244
2,687	Loblaw Cos. Ltd.	128,097
2,371	Manulife Financial Corp.	41,721
1,813	Metro, Inc.	129,919
525	National Bank of Canada	40,348
1,567	Power Corp. of Canada	45,011
1,419	Power Financial Corp.	44,514
681	Royal Bank of Canada	42,501
1,760	Shoppers Drug Mart Corp.	104,653
1,313	Suncor Energy, Inc.	41,457
1,339	TELUS Corp.	40,650
1,815	Toromont Industries Ltd.	41,171
		1,656,501
	China - 0.8%
62,000	Daphne International Holdings Ltd.	44,210
22,000	ENN Energy Holdings Ltd.	121,838
		166,048
	Denmark - 1.2%
678	Coloplast A/S, Class B	39,560
751	Novo Nordisk A/S, Class B	126,805
2,352	Novozymes A/S, Class B	80,474
		246,839
	Finland - 0.4%
521	Kone Oyj, Class B	38,672
1,691	Orion Oyj, Class B	41,293
		79,965
	France - 5.2%
991	Air Liquide SA	131,300
232	Christian Dior SA	41,003
309	Dassault Systemes SA	40,530
763	Essilor International SA	85,206
1,405	Eutelsat Communications SA	39,206
132	Hermes International	44,766
1,061	Ipsos	37,658
373	Kering	85,239
471	LVMH Moet Hennessy Louis Vuitton SA	85,463
345	Pernod-Ricard SA	41,001
545	Publicis Groupe SA	43,884
654	Rubis	41,684
788	Sanofi	83,886
519	SEB SA	43,141
1,371	Sodexo	124,994
1,640	Vinci SA	88,392
		1,057,353
	Germany - 5.2%
731	Adidas AG	81,341
1,641	BayWa AG	80,885
849	Bechtle AG	41,633
414	Bilfinger Berger SE	39,234
1,016	CTS Eventim AG	45,599
836	Fielmann AG	87,030
1,905	Fresenius Medical Care AG & Co. KGaA	120,369
324	Fresenius SE & Co. KGaA	40,820
1,771	Fuchs Petrolub AG	116,347
1,558	Fuchs Petrolub AG (Preference Shares)	116,659
2,801	Gerry Weber International AG	125,211
417	MTU Aero Engines Holding AG	37,929
138	Rational AG	40,075
1,754	Rhoen Klinikum AG	42,342
1,863	Scania AB, Class B	38,709
		1,054,183

	Greece - 0.2%
4,266	JUMBO SA(a)	$45,317

	Hong Kong - 3.1%
10,200	Bank of East Asia Ltd. (The)	38,273
3,000	Cheung Kong (Holdings) Ltd.	42,164
38,000	Chow Sang Sang Holdings International Ltd.	88,197
3,600	Dairy Farm International Holdings Ltd.	42,840
16,170	Hong Kong & China Gas Co. Ltd.	41,450
3,000	Jardine Cycle & Carriage Ltd.	94,949
1,300	Jardine Strategic Holdings Ltd.	44,798
28,000	Li & Fung Ltd.	37,043
15,000	Luk Fook Holdings International Ltd.	41,971
80,000	Sa Sa International Holdings Ltd.	79,738
15,500	Techtronic Industries Co.	37,934
15,500	Yue Yuen Industrial (Holdings) Ltd.	42,671
		632,028
	Ireland - 1.3%
2,047	CRH PLC	42,946
1,043	DCC PLC	42,140
677	Kerry Group PLC, Class A	41,532
1,004	Paddy Power PLC	81,096
8,192	United Drug PLC(a)	43,593
		251,307
	Italy - 2.2%
2,110	Brembo SpA	45,697
11,368	Davide Campari-Milano SpA	87,702
7,178	Recordati SpA	84,399
6,497	Saipem SpA	138,464
535	Tod’s SpA	86,953
		443,215
	Japan - 20.9%
890	ABC-Mart, Inc.	39,996
1,800	Ain Pharmaciez, Inc.	77,962
3,000	Air Water, Inc.	43,861
4,092	Arcs Co. Ltd.	75,137
4,394	Asahi Group Holdings Ltd.	111,643
6,988	Bank of Yokohama Ltd. (The)	38,224
300	Central Japan Railway Co.	36,663
2,000	Daihatsu Motor Co. Ltd.	43,841
1,400	Daiichikosho Co. Ltd.	38,987
894	Daikin Industries Ltd.	37,085
2,100	Daiseki Co. Ltd.	36,703
896	Daito Trust Construction Co. Ltd.	81,624
2,100	DeNA Co. Ltd.	39,735
788	Denso Corp.	35,733
500	East Japan Railway Co.	40,110
300	FANUC Corp.	45,326
100	Fast Retailing Co. Ltd.	34,111
1,200	FP Corp.	84,185
1,000	Fuyo General Lease Co. Ltd.	34,670
9,000	GS Yuasa Corp.	39,530
694	Hisamitsu Pharmaceutical Co., Inc.	38,103
2,000	Hokuto Corp.	35,565
2,400	House Foods Corp.	38,432
1,312	Izumi Co. Ltd.	39,458
400	Japan Exchange Group, Inc.	37,415
988	JGC Corp.	34,757
2,000	JSR Corp.	36,033
5,000	Kaken Pharmaceutical Co. Ltd.	77,271
5,998	Kansai Paint Co. Ltd.	77,571
1,200	Kao Corp.	38,310
800	KDDI Corp.	44,004
5,400	Kewpie Corp.	82,849
1,000	Kintetsu World Express, Inc.	37,720
3,000	Kirin Holdings Co. Ltd.	44,258
1,594	Kobayashi Pharmaceutical Co. Ltd.	82,816
4,012	Koito Manufacturing Co. Ltd.	77,258
3,390	K’s Holdings Corp.	115,120
2,800	Kuraray Co. Ltd.	38,119
1,894	Kurita Water Industries Ltd.	38,514
2,990	Maeda Road Construction Co. Ltd.	48,914
1,692	Miraca Holdings, Inc.	81,370
3,000	Mitsui & Co. Ltd.	40,110
3,000	Mochida Pharmaceutical Co. Ltd.	37,517
1,700	NEC Networks & System Integration Corp.	37,006
3,406	NHK Spring Co. Ltd.	39,409
1,800	Nichi-Iko Pharmaceutical Co. Ltd.	38,597
1,000	Nihon Kohden Corp.	41,889
4,000	Nippon Densetsu Kogyo Co. Ltd.	38,473
938	Nitori Holdings Co. Ltd.	79,728
63	NTT Urban Development Corp.	75,840
300	Oriental Land Co. Ltd.	48,650
790	Point, Inc.	39,438
800	Relo Holdings, Inc.	39,042
588	Rinnai Corp.	42,924
3,000	Rohto Pharmaceutical Co. Ltd.	41,238
496	Ryohin Keikaku Co. Ltd.	43,319
5,000	San-in Godo Bank Ltd. (The)	37,670
400	Sawai Pharmaceutical Co. Ltd.	48,315
996	Shimamura Co. Ltd.	113,823
600	Shin-Etsu Chemical Co. Ltd.	37,334
1,000	Sho-Bond Holdings Co. Ltd.	38,941
1,994	Stanley Electric Co. Ltd.	38,520
998	Sugi Holdings Co. Ltd.	38,609
988	Sumitomo Realty & Development Co. Ltd.	41,236
2,696	Sundrug Co. Ltd.	115,537
1,512	Suzuki Motor Corp.	36,142
1,300	Sysmex Corp.	83,666
1,600	Taikisha Ltd.	38,505
800	Takeda Pharmaceutical Co. Ltd.	35,585
1,900	Tokai Rika Co. Ltd.	40,857
3,000	Toshiba Plant Systems & Services Corp.	48,620
6,100	Totetsu Kogyo Co. Ltd.	111,264
2,000	Towa Pharmaceutical Co. Ltd.	84,185
1,000	Toyo Suisan Kaisha Ltd.	31,163
896	Toyota Industries Corp.	36,758
590	Toyota Motor Corp.	35,812
1,492	Unicharm Corp.	79,185
2,600	Valor Co. Ltd.	43,009
161	Yahoo! Japan Corp.	85,448
878	Yamada Denki Co. Ltd.	35,440
1,200	Yamato Kogyo Co. Ltd.	38,798
		4,216,585
	Jersey Island - 0.2%
617	Randgold Resources Ltd.	44,619

	Luxembourg - 0.6%
4,331	Motor Oil (Hellas) Corinth Refineries SA	43,880
2,808	SES SA FDR	82,402
		126,282
	Netherlands - 1.5%
2,992	Arcadis NV	77,472
681	Heineken Holding NV	42,645

613	Heineken NV	$42,978
1,368	Koninklijke Vopak NV	78,636
27,307	Royal Imtech NV(a)	66,174
		307,905
	New Zealand - 0.2%
7,621	Ryman Healthcare Ltd.	43,129

	Norway - 0.2%
968	Yara International ASA	43,309

	Portugal - 0.8%
25,946	EDP-Energias de Portugal SA	91,988
3,914	Jeronimo Martins SGPS SA	77,178
		169,166
	Singapore - 1.6%
9,000	Keppel Corp. Ltd.	73,119
62,000	Olam International Ltd.	82,491
15,000	Raffles Medical Group Ltd.	37,914
23,000	SembCorp Marine Ltd.	82,146
11,000	Super Group Ltd.	41,532
		317,202
	South Korea - 7.0%
1,597	Chong Kun Dang Pharm Corp.	99,935
2,409	Coway Co. Ltd.	128,660
979	Dongbu Insurance Co. Ltd.	41,437
1,691	Dongsuh Co., Inc.	43,275
764	Hotel Shilla Co. Ltd.	45,224
263	Hyundai Department Store Co. Ltd.	37,808
2,710	Hyundai Greenfood Co. Ltd.	42,818
164	Hyundai Mobis	39,999
162	Korea Zinc Co. Ltd.	41,314
347	LG Chem Ltd.	87,103
765	LG Chem Ltd. (Preference Shares)	86,822
248	LG Household & Health Care Ltd.	130,686
72	Lotte Food Co. Ltd.	38,326
324	OCI Co. Ltd.	48,019
115	Ottogi Corp.	40,281
2,840	Partron Co. Ltd.	41,838
607	S1 Corp.	37,552
1,881	Samsung Engineering Co. Ltd.	131,771
201	Samsung Fire & Marine Insurance Co. Ltd.	42,940
2,450	Samsung Heavy Industries Co. Ltd.	87,124
206	Shinsegae Co. Ltd.	40,066
32	Young Poong Corp.	44,008
225	Yuhan Corp.	42,159
		1,419,165
	Spain - 5.8%
58,809	Abengoa SA, Class B	140,171
4,761	Abertis Infraestructuras SA	88,222
193	Construcciones y Auxiliar de Ferrocarriles SA	83,084
2,043	Ebro Foods SA	44,042
3,337	Elecnor SA	45,728
2,182	Gas Natural SDG SA	44,330
1,173	Hochtief AG	89,218
7,701	Iberdrola SA	42,437
2,914	Indra Sistemas SA	39,468
966	Industria de Diseno Textil SA (Inditex)	128,527
23,322	Mapfre SA	85,162
15,394	Prosegur Cia de Seguridad SA	79,311
2,457	Red Electrica Corporacion SA	136,879
3,175	Telefonica SA(a)	45,174
1,563	Viscofan SA	80,350
		1,172,103
	Sweden - 2.4%
1,969	Alfa Laval AB	44,556
4,944	Elekta AB, Class B	84,192
3,548	Getinge AB, Class B	130,826
2,388	Hennes & Mauritz AB, Class B	88,711
2,647	NIBE Industrier AB, Class B	45,116
3,947	Skandinaviska Enskilda Banken AB, Class A	43,450
1,144	Swedish Match AB	42,621
		479,472
	Switzerland - 1.9%
742	Aryzta AG	45,719
67	Galenica AG	51,197
107	Luzerner Kantonalbank AG	40,162
1,932	Osem Investments Ltd.	43,142
437	PSP Swiss Property AG	38,355
344	Sonova Holding AG	37,838
293	Syngenta AG	115,825
		372,238
	United Kingdom - 19.9%
3,961	Admiral Group PLC	84,251
2,992	Aggreko PLC	80,741
3,023	ARM Holdings PLC	40,101
2,886	Associated British Foods PLC	85,056
1,660	AstraZeneca PLC	83,930
1,090	Aveva Group PLC	39,726
2,311	Babcock International Group PLC	41,167
1,872	Bellway PLC	39,165
4,788	BG Group PLC	86,126
3,192	Bovis Homes Group PLC	38,690
2,340	British American Tobacco PLC	124,377
1,967	Bunzl PLC	42,017
5,280	Capita PLC	83,490
19,793	Carillion PLC	89,451
6,049	Compass Group PLC	82,352
4,659	Cranswick PLC	81,228
2,820	Diageo PLC	87,814
1,747	Dignity PLC	39,066
4,519	Diploma PLC	39,393
3,848	Domino Printing Sciences PLC	36,986
4,227	Domino’s Pizza Group PLC	36,592
2,436	Experian PLC	45,536
2,698	Galliford Try PLC	40,535
5,777	Genus PLC	120,513
3,171	Greene King PLC	42,065
12,398	Greggs PLC	81,349
10,184	Halma PLC	85,843
1,995	IMI PLC	41,496
11,317	Intermediate Capital Group PLC	83,435
5,739	Interserve PLC	44,330
2,660	Intertek Group PLC	121,989
8,978	ITE Group PLC	38,628
7,083	J Sainsbury PLC	42,266
3,233	John Wood Group PLC	44,186
19,000	Lifestyle International Holdings Ltd.	45,226
26,870	Man Group PLC	32,711
6,830	Mears Group PLC	41,626
4,885	Meggitt PLC	40,547
20,396	Mitie Group PLC	83,797
10,696	N Brown Group PLC	83,997
1,137	Next PLC	86,015

7,837	Northgate PLC	$46,337
3,842	Pennon Group PLC	40,511
2,097	Persimmon PLC	39,294
1,739	Reckitt Benckiser Group PLC	123,358
11,265	Redrow PLC(a)	41,842
1,978	Rotork PLC	79,647
1,736	SABMiller PLC	84,759
7,571	Sage Group PLC (The)	40,230
4,482	Savills PLC	42,808
13,110	Serco Group PLC	124,619
3,492	Smith & Nephew PLC	41,532
1,909	Spirax-Sarco Engineering PLC	82,917
1,768	SSE PLC	42,216
3,545	Standard Chartered PLC	81,933
1,489	Ted Baker PLC	43,003
23,272	Tesco PLC	129,589
1,660	Travis Perkins PLC	42,833
1,561	Victrex PLC	35,735
1,285	Weir Group PLC (The)	41,865
3,639	WH Smith PLC	42,949
19,978	William Morrison Supermarkets PLC	87,562
4,519	WPP PLC	81,116
		4,024,464
	United States - 0.8%
1,400	Halla Climate Control Corp.	41,560
2,933	Imperial Oil Ltd.	125,731
		167,291
	Total Investments (Cost $18,240,227)(b)-100.0%	20,227,791
	Other assets less liabilities-0.0%	1,415
	Net Assets-100.0%	$20,229,206

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,246,965. The net unrealized appreciation was $1,980,826 which consisted of aggregate gross unrealized appreciation of $2,871,206 and aggregate gross unrealized depreciation of $890,380.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

July 31, 2013

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 94.7%

	United States Government Obligations - 94.7%
	United States Treasury Notes - 16.9%
$4,849,000	4.000%, 02/15/15	$5,130,092
4,642,000	4.500%, 02/15/16	5,114,542
4,499,000	4.625%, 02/15/17	5,091,779
4,618,000	3.500%, 02/15/18	5,082,146
5,136,000	2.000%, 02/15/22	4,989,141
		25,407,700
	United States Treasury Bonds - 77.8%
3,583,000	8.875%, 02/15/19	4,990,166
3,527,000	8.500%, 02/15/20	4,988,501
3,522,000	7.875%, 02/15/21	4,957,352
3,526,000	7.125%, 02/15/23	4,930,892
3,714,000	6.250%, 08/15/23	4,933,236
3,313,000	7.625%, 02/15/25	4,915,664
3,697,000	6.000%, 02/15/26	4,899,971
3,480,000	6.625%, 02/15/27	4,886,411
3,569,000	6.125%, 11/15/27	4,824,285
3,888,000	5.250%, 02/15/29	4,866,073
3,454,000	6.250%, 05/15/30	4,808,617
11,360,000	5.375%, 02/15/31	14,526,600
12,398,000	4.500%, 02/15/36	14,447,538
3,988,000	4.750%, 02/15/37	4,811,147
4,198,000	4.375%, 02/15/38	4,804,086
4,830,000	3.500%, 02/15/39	4,791,886
4,030,000	4.625%, 02/15/40	4,793,810
3,952,000	4.750%, 02/15/41	4,793,345
5,236,000	3.125%, 02/15/42	4,775,803
5,262,000	3.125%, 02/15/43	4,779,375
		116,524,758
	Total Long-Term Investments (Cost $141,639,791)	141,932,458

	Short-Term Investments - 3.7%

	United States Government Obligations - 3.4%

	United States Treasury Notes - 3.4%
5,015,000	4.000%, 02/15/14 (Cost $5,102,342)	5,120,395

Number of Shares
	Money Market Fund - 0.3%
382,171	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $382,171)	382,171
	Total Short-Term Investments (Cost $5,484,513)	5,502,566

	Total Investments (Cost $147,124,304)(a)-98.4%	147,435,024
	Other assets less liabilities-1.6%	2,407,938
	Net Assets - 100.0%	$149,842,962

Notes to Schedule of Investments:

(a) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $147,164,581. The net unrealized appreciation was $270,443 which consisted of aggregate gross unrealized appreciation of $1,541,944 and aggregate gross unrealized depreciation of $1,271,501.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.3%
	Ad Valorem Property Tax — 26.7%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,260,520
2,350,000	Baltimore County Maryland Ser. 10	3.110	11/01/18	2,479,085
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,115,040
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,635,435
14,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	15,184,960
4,820,000	California State Ser. 09	7.300	10/01/39	6,229,850
3,135,000	California State Ser. 09	7.350	11/01/39	4,075,782
4,500,000	California State Ser. 10	7.625	03/01/40	6,061,545
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,125,695
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,126,040
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,969,340
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,279,900
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	6,173,479
6,000,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10	7.000	07/01/38	6,674,640
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,744,410
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,961,269
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,165,934
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,605,300
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,679,504
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,528,900
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,095,620
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,357,160
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,744,245
200,000	Delaware State Ser. 09D	5.200	10/01/26	223,840
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	539,375
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,075,830
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,076,170
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,059,210
200,000	Edgewood Ohio City School District Ser. 09 AGC	7.500	12/01/37	200,328
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	642,516
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,065,790
4,980,000	Hawaii State Ser.10DX	5.230	02/01/25	5,677,847
1,000,000	Hawaii State Ser.10DX	5.530	02/01/30	1,141,650
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,219,620
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,093,330
9,300,000	Illinois State Ser. 10	6.900	03/01/35	9,867,951
10,000,000	Illinois State Ser. 10	7.100	07/01/35	10,815,500
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,302,500
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	15,488,590
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,695,800
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	207,576
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	331,907
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,406,813
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,239,180
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,095,840
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,092,430
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,139,090
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	573,075
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,635,626
1,815,000	Lincoln Nebraska West Haymarket Joint Public Agency Ser. 10	6.000	12/15/39	2,019,079
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	569,705
4,795,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	5,915,064
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	221,624
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	227,784

$500,000	Lubbock Texas Ser. 10B	6.032%	02/15/30	$554,900
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,579,070
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,108,960
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,245,910
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,198,900
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,330,909
4,700,000	New York City New York Ser. 10	5.968	03/01/36	5,382,252
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,105,540
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	952,925
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,041,190
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,042,220
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,587,663
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,007,940
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	542,660
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,047,830
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,259,960
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,117,450
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,292,480
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,815,525
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,659,848
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,099,630
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,151,750
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,149,920
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,064,550
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,847,690
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,010,320
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	222,248
3,000,000	State of Washington (Motor Vehicle Fuel Tax) Ser. 09D	5.481	08/01/39	3,295,410
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,130,060
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,164,500
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,297,500
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,594,485
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,590,630
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	708,723
				225,335,841
	College Revenue — 7.3%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	515,695
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,188,080
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	1,093,190
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,095,690
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,364,267
1,300,000	Florida Atlantic University Finance Corp. Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,439,971
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	580,117
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,198,000
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,639,545
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,607,100
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,306,149
5,000,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	5,932,150
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,120,880
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,065,610
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,082,280
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,064,390
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,236,790
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	535,385
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	272,678
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,080,890
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	1,092,310
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	530,125
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,313,740

$5,000,000	University of Hawaii Rev. Ser. 10	6.034%	10/01/40	$5,538,550
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	1,048,740
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	285,420
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	536,205
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	10,103,700
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	571,975
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,686,857
250,000	Wayne State University Ser. 09B	6.536	11/15/39	267,945
				61,394,424
	Electric Power Revenue — 8.4%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,542,067
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,178,992
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,430,920
200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558	12/01/39	210,498
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	831,997
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,593,755
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,124,360
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,851,325
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,105,685
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,249,760
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	572,390
4,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	5.716	07/01/39	4,424,400
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,199,540
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,748,145
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	534,105
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	5,736,300
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,214,580
8,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	8,737,769
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,147,540
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	285,613
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,094,410
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	1,098,210
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,064,540
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,185,720
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,905,745
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	2,274,500
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,160,085
				70,502,951
	Fuel Sales Tax Revenue — 3.2%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,278,600
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	6,646,020
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,513,655
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	1,123,330
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,134,720
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,560,006
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,571,600
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,427,080
				27,255,011
	General Fund — 5.1%
4,000,000	California State Ser. 09	7.500	04/01/34	5,216,760
4,500,000	California State Ser. 10	7.950	03/01/36	5,186,610
10,000,000	California State Ser. 10	7.600	11/01/40	13,583,600

$8,040,000	California State Various Purpose Ser. 09	7.550%	04/01/39	$10,783,650
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,666,300
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,254,060
				42,690,980
	Grant Revenue — 1.6%
13,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	13,467,511

	Highway Tolls Revenue — 4.8%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	692,396
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	214,662
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	282,362
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	284,662
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,514,200
16,175,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	18,533,962
2,065,000	Pennsylvania Turnpike Commission Ser. 10B	5.511	12/01/45	2,178,059
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,241,540
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,233,980
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,255,300
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	2,854,823
				40,285,946
	Hospital Revenue — 1.2%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,138,090
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,166,560
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,848,275
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,060,050
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	981,030
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,596,390
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	566,390
				10,356,785
	Hotel Occupancy Tax — 1.3%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,228,831
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,363,100
4,775,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	5,461,549
				11,053,480
	Income Tax Revenue — 2.1%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	4,644,119
6,500,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/36	7,035,730
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	227,998
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	1,987,146
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,488,018
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,223,860
				17,606,871
	Lease Revenue — 7.0%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	336,429
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,127,850
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,196,940
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	2,250,240
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,789,425
3,500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	4,360,755
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	4,229,040
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,068,980
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,371,800
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,492,390
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,060,720

$2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279%	06/01/25	$2,234,240
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	2,175,800
265,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	274,317
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,075,520
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,165,369
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,686,945
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	521,175
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,059,950
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,080,940
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,077,560
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,180,180
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,040,850
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	564,550
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,064,690
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,467,310
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	583,855
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,101,490
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,026,670
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,272,400
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,404,148
				59,342,528
	Miscellaneous Revenue — 4.3%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	544,505
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	550,525
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,141,740
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,099,440
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,028,395
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	563,340
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,251,080
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,703,710
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	5,685,000
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,241,890
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	5,561,791
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,140,540
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,103,660
				36,615,616
	Multiple Utility Revenue — 0.2%
1,500,000	Colorado Springs Colorado Utilities Rev. Ser. 10	6.615	11/15/40	1,894,590

	Port, Airport & Marina Revenue — 4.5%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	1,029,100
10,690,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	11,606,667
7,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	7,979,090
8,000,000	Clark County Nevada Airport System Rev. Ser. 09B	6.881	07/01/42	8,859,840
800,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	1,019,640
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,644,225
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	265,618
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,396,300
				37,800,480
	Resource Recovery Revenue — 0.5%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,054,562

	Sales Tax Revenue — 1.9%
5,000,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ser. 09	5.999	12/01/44	5,912,450
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	215,130
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	273,473
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,550,750
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,103,640

$1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876%	04/01/32	$1,129,765
1,000,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	1,174,890
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,608,910
				15,969,008
	Sewer Revenue — 5.2%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	533,450
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,629,150
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,086,970
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	559,535
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,149,604
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,201,492
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,265,996
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,318,602
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	555,785
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	222,676
3,260,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	3,754,770
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,100,290
9,030,000	Orange County Sanitation District (WasterWater) Rev. Ser. 10C	6.400	02/01/44	11,000,707
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,258,500
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	5,295,950
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	206,504
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,345,150
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,596,450
				44,081,581
	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,532,580

	Tax Increment Revenue — 1.1%
5,960,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopment) Ser. 10B	7.784	09/01/40	6,468,686
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	536,445
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,059,180
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,049,720
				9,114,031
	Transit Revenue — 3.3%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,369,896
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	2,864,125
1,700,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	1,851,691
2,380,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	2,772,914
500,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	584,455
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,155,130
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,197,370
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,514,800
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,239,154
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	8,743,820
				28,293,355
	Water Revenue — 7.4%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	541,295
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,561,800
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	215,410
2,680,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,104,619
14,000,000	Florida Governmental Utility Auth. Rev. Ser. 10B	6.548	10/01/40	14,985,040
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,041,280
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,460,012
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,235,280
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	132,448
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	363,402
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	564,300

$1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947%	07/01/40	$1,161,190
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,088,340
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,078,420
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,290,360
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,207,778
2,640,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	2,910,917
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,119,070
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,111,740
2,010,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.807	06/15/39	2,272,988
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	563,720
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	577,670
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	3,202,080
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	549,530
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,385,380
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	590,590
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,156,700
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,254,180
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,654,935
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,083,730
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,379,869
2,500,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	2,642,200
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	575,560
				62,061,833
	Total Municipal Bonds (Cost $781,086,504)			820,709,964

Number of Shares
	Money Market Fund—1.3%
10,539,731	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $10,539,731)			10,539,731

	Total Investments
	(Cost $791,626,235)(a) — 98.6%			831,249,695
	Other assets less liabilities—1.4%			12,009,764
	Net Assets—100.0%			$843,259,459

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
Auth.	- Authority
COP	- Certificate of Participation
PSF-GTD	- Permanent School Fund Guaranteed
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Notes to Schedule of Investments:

(a)              At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.  The net unrealized appreciation was $39,623,460 which consisted of aggregate gross unrealized appreciation of $52,537,930 and aggregate gross unrealized depreciation of $12,914,470.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 99.8%
	Bonds - 37.7%
1,765,383	Aberdeen Asia-Pacific Income Fund, Inc. (United Kingdom)	$10,698,221
1,943,235	AllianceBernstein Income Fund (France)	14,010,724
130,184	American Strategic Income Portfolio, Inc. II	1,042,774
75,325	Apollo Tactical Income Fund, Inc.	1,287,304
74,866	Ares Dynamic Credit Allocation Fund, Inc.	1,422,454
98,251	Babson Capital Global Short Duration High Yield Fund	2,249,948
179,381	BlackRock Core Bond Trust	2,317,603
425,879	BlackRock Credit Allocation Income Trust	5,425,698
70,496	BlackRock Enhanced Government Fund, Inc.	1,015,142
256,441	BlackRock Income Opportunity Trust, Inc.	2,549,024
417,371	BlackRock Income Trust, Inc.	2,737,954
168,307	BlackRock Limited Duration Income Trust	2,849,438
187,692	BlackRock Multi-Sector Income Trust	3,121,318
227,917	Blackstone / GSO Strategic Credit Fund	4,182,277
95,276	Brookfield Mortgage Opportunity Income Fund, Inc. (Canada)	1,585,393
75,171	Brookfield Total Return Fund, Inc. (Canada)	1,761,257
151,069	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	3,677,019
62,904	Cohen & Steers Select Preferred and Income Fund, Inc.	1,626,068
53,764	Doubleline Opportunistic Credit Fund	1,270,981
124,952	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,305,748
122,396	Eaton Vance Short Duration Diversified Income Fund	1,911,826
55,268	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	835,652
76,351	Federated Enhanced Treasury Income Fund	984,928
91,135	First Trust Aberdeen Global Opportunity Income Fund	1,383,429
140,554	Franklin Templeton Limited Duration Income Trust	1,824,391
108,745	Guggenheim Build America Bonds Managed Duration Trust	2,202,086
83,742	Invesco Bond Fund(a)	1,495,632
678,716	Invesco Senior Income Trust(a)	3,644,705
51,330	John Hancock Income Securities Trust (Canada)	741,205
33,574	John Hancock Investors Trust (Canada)	687,931
369,114	MFS Charter Income Trust	3,314,644
212,596	MFS Government Markets Income Trust	1,237,309
535,726	MFS Intermediate Income Trust	2,892,920
520,205	MFS Multimarket Income Trust	3,433,353
56,490	Nuveen Build America Bond Opportunity Fund	1,095,341
190,074	Nuveen Build American Bond Term Fund	3,546,781
617,343	Nuveen Credit Strategies Income Fund	6,191,950
137,415	Nuveen Floating Rate Income Opportunity Fund	1,749,293
76,234	Nuveen Mortgage Opportunity Term Fund	1,855,536

410,821	Nuveen Multi-Currency Short-Term Government Income Fund	$4,523,139
120,349	Nuveen Preferred & Income Term Fund	2,849,864
646,036	Nuveen Preferred Income Opportunities Fund	6,040,437
431,638	Nuveen Quality Preferred Income Fund	3,444,471
812,763	Nuveen Quality Preferred Income Fund II	6,884,103
159,083	Nuveen Quality Preferred Income Fund III	1,307,662
134,568	PIMCO Corporate Income Fund (Germany)	2,278,236
246,238	PIMCO Dynamic Income Fund (Germany)	6,825,717
142,460	PIMCO Strategic Global Government Fund, Inc. (Germany)	1,502,953
95,724	Pioneer Floating Rate Trust (Italy)	1,268,343
143,435	Prudential Short Duration High Yield Fund, Inc.	2,610,517
487,340	Putnam Master Intermediate Income Trust (Canada)	2,387,966
1,137,691	Putnam Premier Income Trust (Canada)	5,972,878
135,044	Strategic Global Income Fund, Inc. (Switzerland)	1,251,858
603,114	Templeton Global Income Fund	4,951,566
78,563	Virtus Global Multi-Sector Income Fund	1,370,924
376,205	Wells Fargo Advantage Income Opportunities Fund	3,442,276
111,048	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,994,422
47,963	Western Asset Investment Grade Defined Opportunity Trust, Inc.	999,549
499,976	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,899,717
215,457	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,572,557
		177,544,412
	Bonds/High Yield - 25.1%
390,629	AllianceBernstein Global High Income Fund, Inc. (France)	5,722,715
413,797	BlackRock Build America Bond Trust	7,969,730
195,959	BlackRock Corporate High Yield Fund III, Inc.	1,420,703
172,519	BlackRock Corporate High Yield Fund V, Inc.	2,077,129
184,814	BlackRock Corporate High Yield Fund VI, Inc.	2,180,805
182,575	BlackRock Corporate High Yield Fund, Inc.	1,307,237
579,224	BlackRock Debt Strategies Fund, Inc.	2,357,442
88,515	BlackRock Floating Rate Income	1,326,840
140,535	BlackRock Floating Rate Income Strategies Fund, Inc.	2,183,914
265,442	BlackRock Senior High Income Fund, Inc.	1,072,386
209,168	Credit Suisse Asset Management Income Fund, Inc. (Switzerland)	780,197
379,154	Credit Suisse High Yield Bond Fund (Switzerland)	1,175,377
264,330	Dreyfus High Yield Strategies Fund	1,099,613
144,104	Eaton Vance Floating-Rate Income Trust	2,409,419
540,958	Eaton Vance Limited Duration Income Fund	8,282,067
126,534	Eaton Vance Senior Floating-Rate Trust	2,043,524
241,647	First Trust High Income Long/Short Fund	4,260,237
99,746	First Trust Senior Floating Rate Income Fund II	1,570,002
193,184	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	3,618,336
157,995	Global High Income Fund, Inc. (Switzerland)	1,698,446
547,815	ING Prime Rate Trust (Netherlands)	3,401,931
104,089	John Hancock Preferred Income Fund (Canada)	2,086,984
96,090	John Hancock Preferred Income Fund II (Canada)	1,926,605

143,056	John Hancock Preferred Income Fund III (Canada)	$2,566,425
362,693	John Hancock Premium Dividend Fund (Canada)	4,802,055
412,635	Managed High Yield Plus Fund, Inc. (Switzerland)	821,144
175,274	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,756,245
127,048	Neuberger Berman High Yield Strategies Fund, Inc.	1,673,222
154,440	New America High Income Fund, Inc.	1,496,524
458,046	Nexpoint Credit Strategies Fund	3,563,598
210,027	Nuveen Floating Rate Income Fund	2,671,543
26,576	Nuveen Mortgage Opportunity Term Fund 2	653,770
146,171	Nuveen Senior Income Fund	1,088,974
96,740	PIMCO Income Strategy Fund (Germany)	1,144,434
227,158	PIMCO Income Strategy Fund II (Germany)	2,326,098
263,046	Prudential Global Short Duration High Yield Fund, Inc.	4,519,130
219,878	Templeton Emerging Markets Income Fund	3,181,635
307,217	Wells Fargo Advantage Multi-Sector Income Fund	4,488,440
202,974	Western Asset Emerging Markets Debt Fund, Inc.	3,643,383
187,214	Western Asset Emerging Markets Income Fund, Inc.	2,394,467
165,179	Western Asset Global High Income Fund, Inc.	1,980,496
329,099	Western Asset High Income Fund II, Inc.	2,942,145
407,019	Western Asset High Income Opportunity Fund, Inc.	2,381,061
146,368	Western Asset High Yield Defined Opportunity Fund, Inc.	2,625,842
309,960	Western Asset Managed High Income Fund, Inc.	1,741,975
47,906	Western Asset Premier Bond Fund	697,990
87,201	Western Asset Worldwide Income Fund, Inc.	1,105,709
		118,237,944
	Domestic Equity - 2.9%
145,103	Cohen & Steers Global Income Builder, Inc.	1,543,896
901,100	DNP Select Income Fund, Inc.	9,083,088
82,349	GAMCO Natural Resources Gold & Income Trust	946,190
112,001	John Hancock Hedged Equity & Income Fund (Canada)	1,902,897
		13,476,071
	Option Income - 34.1%
109,554	Advent Claymore Enhanced Growth & Income Fund	1,107,591
70,366	AllianzGI International & Premium Strategy Fund (Germany)	703,660
671,407	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund (Germany)	11,709,338
351,870	BlackRock Enhanced Capital and Income Fund, Inc.	4,616,534
1,453,942	BlackRock Enhanced Equity Dividend Trust	11,311,669
234,895	BlackRock Global Energy and Resources Trust	6,076,734
557,911	BlackRock Global Opportunities Equity Trust	7,821,912
39,349	BlackRock Health Sciences Trust	1,311,109
876,444	BlackRock International Growth and Income Trust	6,704,797
366,140	BlackRock Real Asset Equity Trust	3,309,906
98,769	Columbia Seligman Premium Technology Growth Fund	1,473,633
193,900	Dow 30 Enhanced Premium & Income Fund, Inc.	2,384,970

77,538	Dow 30 Premium & Dividend Income Fund, Inc.	$1,176,251
315,972	Eaton Vance Enhanced Equity Income Fund	3,876,976
380,282	Eaton Vance Enhanced Equity Income Fund II	4,521,553
551,089	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,067,490
158,397	Eaton Vance Tax-Managed Buy-Write Income Fund	2,455,154
448,818	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,991,720
1,195,282	Eaton Vance Tax-Managed Diversified Equity Income Fund	12,562,414
835,312	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	9,447,379
2,388,129	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	22,782,751
158,593	First Trust Enhanced Equity Income Fund	2,044,264
118,174	Guggenheim Enhanced Equity Income Fund	1,054,112
64,625	ING Asia Pacific High Dividend Equity Income Fund (Netherlands)	832,370
94,040	ING Global Advantage and Premium Opportunity Fund (Netherlands)	1,139,765
671,354	ING Global Equity Dividend & Premium Opportunity Fund (Netherlands)	6,431,571
122,751	ING Infrastructure Industrials and Materials Fund (Netherlands)	2,091,677
165,435	ING Risk Managed Natural Resources Fund (Netherlands)	1,705,635
153,785	Madison Covered Call & Equity Strategy Fund	1,256,423
93,893	NASDAQ Premium Income & Growth Fund, Inc.	1,550,173
186,579	Nuveen Equity Premium Advantage Fund	2,347,164
125,941	Nuveen Equity Premium and Growth Fund	1,770,730
272,626	Nuveen Equity Premium Income Fund	3,440,540
477,982	Nuveen Equity Premium Opportunity Fund	5,941,316
141,925	Nuveen Global Value Opportunities Fund	1,845,025
		160,864,306
	Total Investments (Cost $473,951,725)(b)-99.8%	470,122,733
	Other assets less liabilities-0.2%	786,087
	Net Assets-100.0%	$470,908,820

Notes to Schedule of Investments:

(a)Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund (Formerly Invesco Van Kampen Bond Fund) and Invesco Senior Income Trust are subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, the investments in Invesco Bond Fund and Invesco Senior Income Trust for the nine months ended July 31, 2013.

				Change in
	Value	Purchases at	Proceeds from	Unrealized Appreciation/	Realized		Value	Dividend
	October 31, 2012	Cost	Sales	(Depreciation)	Gain/(Loss)		July 31, 2013	Income
Invesco Bond Fund (Formerly Invesco Van Kampen Bond Fund)	$959,183	$867,254	$(100,851)	$(229,937)	$(17	)*	$1,495,632	$61,841
Invesco Senior Income Trust	—	4,130,491	(225,095)	(250,545)	(10,146)		3,644,705	82,049
Total Investment in Affiliates	$959,183	$4,997,745	$(325,946)	$(480,482)	$(10,163)		$5,140,337	$143,890

* Includes $7,956 of capital gains distributions from affiliated underlying funds.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $477,713,034. The net unrealized depreciation was $7,590,301 which consisted of aggregate gross unrealized appreciation of $16,912,211 and aggregate gross unrealized depreciation of $24,502,512.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

July 31, 2013

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds— 99.0%
		Australia— 1.0%
CNY	5,000,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	2.900%	08/14/15	$811,938

		Bermuda— 1.8%
CNY	10,000,000	Russian Standard Bank via Russian Standard Finance SA	8.000	02/14/15	1,575,563

		Brazil— 0.9%
CNY	5,000,000	Banco BTG Pactual SA, Series G, MTN	4.100	03/26/16	786,897

		British Virgin Islands— 2.2%
CNY	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	755,007
CNY	7,000,000	Zhongsheng Group Holdings Ltd.	4.750	04/21/14	1,117,129
					1,872,136
		China— 56.3%
CNY	5,000,000	21vianet Group, Inc.	7.875	03/22/16	802,817
CNY	10,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	1,625,615
CNY	5,000,000	Agricultural Development Bank of China	2.980	06/22/14	813,242
CNY	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	487,990
CNY	4,000,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	655,708
CNY	4,000,000	Bank of China Ltd.	3.100	07/23/15	650,007
CNY	8,000,000	Beijing Enterprises Water Group Ltd.	3.750	06/30/14	1,304,569
CNY	11,000,000	Big Will Investments Ltd.	7.000	04/29/14	1,803,481
CNY	10,000,000	Bitronic Ltd.	4.000	12/12/15	1,610,816
CNY	1,000,000	BYD HK Co. Ltd.	4.500	04/28/14	159,837
CNY	8,000,000	CCBL Funding PLC	3.200	11/29/15	1,300,115
CNY	5,000,000	Central Plaza Development Ltd.	7.600	11/29/15	843,095
CNY	10,000,000	China Datang Corp., Series E, MTN	3.600	04/25/16	1,614,607
CNY	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	326,641
CNY	1,000,000	China Development Bank Corp.	2.950	08/02/15	161,896
CNY	6,000,000	China Development Bank Corp.	4.200	01/19/27	968,744
CNY	8,000,000	China General Nuclear Power Group	3.750	11/01/15	1,309,859
CNY	1,000,000	China Government Bond	0.600	08/18/14	159,526
CNY	6,000,000	China Government Bond	1.800	12/01/15	955,618
CNY	13,500,000	China Government Bond	1.400	08/18/16	2,105,251
CNY	8,000,000	China Government Bond	2.560	06/29/17	1,289,031
CNY	5,000,000	China Government Bond	1.940	08/18/18	780,303
CNY	11,000,000	China Government Bond	2.480	12/01/20	1,732,361
CNY	7,000,000	China Government Bond	2.360	08/18/21	1,079,989
CNY	9,000,000	China Government Bond	3.100	06/29/22	1,446,124
CNY	12,500,000	China Government Bond	3.480	06/29/27	1,974,882
CNY	10,000,000	China Minmetals Corp.	3.650	03/28/16	1,615,494
CNY	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	973,067
CNY	1,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	162,814
CNY	1,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	163,588
CNY	5,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	813,864
CNY	1,000,000	Export-Import Bank of China (The)	2.700	04/07/14	162,559
CNY	7,000,000	Export-Import Bank of China (The)	2.900	04/05/15	1,134,837
CNY	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	976,509
CNY	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	162,000
CNY	2,000,000	Future Land Development Holdings Ltd.	9.750	04/25/16	300,729
CNY	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	734,741
CNY	2,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	340,495
CNY	8,150,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	1,326,096
CNY	10,000,000	Huaneng Power International, Inc.	3.850	02/05/16	1,635,466

CNY	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000%	11/04/21	$169,704
CNY	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	971,964
CNY	7,100,000	Intime Department Store Group Co. Ltd.	4.650	07/21/14	1,150,716
CNY	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	160,854
CNY	9,800,000	Rainbow Days Ltd.	3.000	06/30/16	1,560,307
CNY	4,000,000	Right Century Ltd.	1.850	06/03/14	640,949
CNY	1,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	163,047
CNY	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	906,209
CNY	9,000,000	Sinotruk Hong Kong Ltd.	4.500	08/01/14	1,472,880
CNY	5,000,000	Value Success International Ltd.	2.075	06/09/14	809,062
CNY	10,000,000	Victor Soar Ltd.	5.750	11/10/14	1,638,871
					48,108,946
		France— 3.3%
CNY	11,000,000	Air Liquide Finance SA	3.000	09/19/16	1,783,644
CNY	4,000,000	Lafarge Shui on Cement Ltd.	9.000	11/14/14	684,350
CNY	2,000,000	Renault SA, Series E, MTN	5.625	10/10/14	328,510
					2,796,504
		Germany— 1.5%
CNY	2,000,000	KFW	2.000	05/21/14	324,213
CNY	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	157,982
CNY	5,000,000	Volkswagen International Finance NV, Series E, MTN	3.750	11/30/17	824,330
					1,306,525
		Hong Kong— 10.4%
CNY	5,000,000	Asia Standard International Group Ltd.	6.500	04/17/18	797,572
CNY	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	491,548
CNY	10,000,000	Far East Consortium International Ltd.	5.875	03/04/16	1,536,795
CNY	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	324,294
CNY	10,000,000	HKCG Finance Ltd., Series E, MTN	1.400	04/11/16	1,551,181
CNY	5,000,000	IT Ltd.	6.250	05/15/18	693,460
CNY	1,000,000	Lai Fung Holdings Ltd.	6.875	04/25/18	146,546
CNY	10,000,000	New World China Land Ltd.	8.500	04/11/15	1,713,407
CNY	3,000,000	New World China Land Ltd.	5.500	02/06/18	485,924
CNY	5,000,000	Noble Group Ltd., Series E, MTN	4.000	01/30/16	812,263
CNY	1,000,000	Silvery Castle Ltd.	2.750	07/14/14	161,580
CNY	1,000,000	Singamas Container Holdings Ltd.	4.750	04/14/14	162,023
					8,876,593
		India— 0.4%
CNY	2,000,000	ICICI Bank Ltd.	4.900	09/21/15	329,969

		Malaysia— 1.7%
CNY	9,000,000	Axiata SPV2 Bhd, Series E, MTN	3.750	09/18/14	1,470,264

		Mexico— 1.9%
CNY	10,000,000	America Movil SAB de CV	3.500	02/08/15	1,635,586

		Netherlands— 0.4%
CNY	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	326,936

		Russia— 4.3%
CNY	5,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN	3.600	02/04/16	805,479
CNY	17,700,000	VTB Bank OJSC Via VTB Capital SA	4.500	10/30/15	2,903,563
					3,709,042
		Singapore— 2.0%
CNY	10,500,000	Global Logistic Properties Ltd.	3.375	05/11/16	1,705,330

		South Korea— 1.0%
CNY	2,000,000	Export-Import Bank of Korea, Series E, MTN	3.250	07/27/15	326,164
CNY	3,000,000	Korea Development Bank (The)	3.300	06/21/15	488,442
					814,606
		Supranational— 3.8%
CNY	10,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	1,588,977
CNY	10,000,000	International Bank for Reconstruction & Development	2.000	06/17/14	1,620,890
					3,209,867
		Sweden— 1.3%
CNY	7,000,000	Volvo Treasury AB, Series E, MTN	3.800	11/22/15	1,143,586

		United Arab Emirates— 0.4%
CNY	2,000,000	Emirates NBD PJSC, Series E, MTN	4.875%	03/12/15	$330,953

		United Kingdom— 1.1%
CNY	1,000,000	HSBC Bank PLC, Series E, MTN	2.875	04/30/15	162,912
CNY	5,000,000	Standard Chartered PLC	2.625	05/31/16	800,333
					963,245
		United States— 3.3%
CNY	8,000,000	Caterpillar Financial Services Corp., MTN	3.350	11/26/14	1,308,680
CNY	9,000,000	Ford Motor Co.	4.875	03/26/15	1,490,720
					2,799,400
		Total Corporate Bonds (Cost $84,774,394)			84,573,886

	Number of Shares
		Money Market Fund—0.2%
	207,692	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $207,692)			207,692
		Total Investments (Cost $84,982,086)(b)— 99.2%			84,781,578
		Other assets less liabilities—0.8%			638,988
		Net Assets—100.0%			$85,420,566

Investment Abbreviations:

CNY	- Chinese Yuan
MTN	- Medium-Term Notes

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount denominated in currency indicated.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $200,508 which consisted of aggregate gross unrealized appreciation of $624,646 and aggregate gross unrealized depreciation of $825,154.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.3%
	Brazil— 4.0%
$19,035,000	Republic of Brazil	8.250%	01/20/34	$24,840,675
21,701,000	Republic of Brazil	7.125	01/20/37	25,574,628
25,383,000	Republic of Brazil	5.625	01/07/41	25,192,628
				75,607,931
	Colombia— 4.1%
20,049,000	Republic of Colombia	8.125	05/21/24	26,514,802
19,906,000	Republic of Colombia	7.375	09/18/37	25,330,385
23,168,000	Republic of Colombia	6.125	01/18/41	25,542,720
				77,387,907
	Croatia— 4.5%
26,168,000	Republic of Croatia	6.750	11/05/19	28,659,194
26,922,000	Republic of Croatia	6.625	07/14/20	29,075,760
25,925,000	Republic of Croatia	6.375	03/24/21	27,550,497
				85,285,451
	El Salvador— 4.0%
22,926,000	Republic of El Salvador	8.250	04/10/32	24,244,245
25,357,000	Republic of El Salvador	7.650	06/15/35	25,357,000
24,777,000	Republic of El Salvador	7.625	02/01/41	24,900,885
				74,502,130
	Hungary— 4.6%
27,360,000	Republic of Hungary	6.250	01/29/20	29,001,600
26,735,000	Republic of Hungary	6.375	03/29/21	28,045,015
27,328,000	Republic of Hungary	7.625	03/29/41	28,831,040
				85,877,655
	Indonesia— 4.1%
20,058,000	Republic of Indonesia	8.500	10/12/35	25,924,965
23,220,000	Republic of Indonesia	6.625	02/17/37	24,700,275
21,678,000	Republic of Indonesia	7.750	01/17/38	26,230,380
				76,855,620
	Latvia— 4.6%
28,127,000	Republic of Latvia	5.250	02/22/17	30,628,953
29,466,000	Republic of Latvia	2.750	01/12/20	27,845,370
25,130,000	Republic of Latvia	5.250	06/16/21	27,234,637
				85,708,960
	Lithuania— 4.6%
23,330,000	Republic of Lithuania	7.375	02/11/20	28,380,945
25,759,000	Republic of Lithuania	6.125	03/09/21	29,365,260
24,639,000	Republic of Lithuania	6.625	02/01/22	28,981,624
				86,727,829
	Mexico— 4.2%
19,851,000	United Mexican States, Series A, MTN	7.500	04/08/33	25,607,790
21,386,000	United Mexican States, Series A, MTN	6.750	09/27/34	25,983,990
24,339,000	United Mexican States, MTN	6.050	01/11/40	27,137,985
				78,729,765
	Panama— 4.4%
22,615,000	Republic of Panama	7.125	01/29/26	28,099,137
19,274,000	Republic of Panama	8.875	09/30/27	27,128,155
22,602,000	Republic of Panama	6.700	01/26/36	26,783,370
				82,010,662

	Peru— 4.2%
$21,098,000	Republic of Peru	7.350%	07/21/25	$26,952,695
17,932,000	Republic of Peru	8.750	11/21/33	26,180,720
24,372,000	Republic of Peru	5.625	11/18/50	24,981,300
				78,114,715
	Philippines— 4.3%
18,371,000	Republic of Philippines	9.500	02/02/30	27,625,391
20,798,000	Republic of Philippines	7.750	01/14/31	27,323,373
21,642,000	Republic of Philippines	6.375	10/23/34	25,970,400
				80,919,164
	Poland— 4.4%
24,932,000	Republic of Poland	5.125	04/21/21	27,175,880
25,076,000	Republic of Poland	5.000	03/23/22	26,956,700
31,298,000	Republic of Poland	3.000	03/17/23	28,598,547
				82,731,127
	Qatar— 4.2%
17,002,000	State of Qatar	9.750	06/15/30	26,438,110
22,320,000	State of Qatar	6.400	01/20/40	25,779,600
24,658,000	State of Qatar	5.750	01/20/42	26,384,060
				78,601,770
	Romania— 4.5%
37,594,000	Romania, MTN	6.750	02/07/22	42,535,731
44,310,000	Romania, MTN	4.375	08/22/23	42,770,228
				85,305,959
	Russia— 4.3%
24,800,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	26,920,400
26,000,000	Russian Foreign Bond - Eurobond	4.500	04/04/22	26,845,000
25,400,000	Russian Foreign Bond - Eurobond	5.625	04/04/42	26,289,000
				80,054,400
	South Africa— 4.2%
25,083,000	Republic of South Africa	5.500	03/09/20	26,995,579
25,047,000	Republic of South Africa	5.875	05/30/22	27,175,995
24,266,000	Republic of South Africa	6.250	03/08/41	25,600,630
				79,772,204
	South Korea— 4.4%
38,177,000	Republic of Korea	5.125	12/07/16	42,697,501
32,799,000	Republic of Korea	7.125	04/16/19	40,337,817
				83,035,318
	Sri Lanka— 4.3%
26,667,000	Republic of Sri Lanka	6.250	10/04/20	27,000,338
27,353,000	Republic of Sri Lanka	6.250	07/27/21	27,626,530
27,800,000	Republic of Sri Lanka	5.875	07/25/22	26,966,000
				81,592,868
	Turkey— 4.0%
20,848,000	Republic of Turkey	8.000	02/14/34	25,330,320
23,378,000	Republic of Turkey	6.875	03/17/36	25,277,463
22,326,000	Republic of Turkey	7.250	03/05/38	25,284,195
				75,891,978
	Ukraine— 4.2%
29,222,000	Ukraine Government	6.580	11/21/16	27,541,735
28,730,000	Ukraine Government	6.750	11/14/17	26,546,520
27,814,000	Ukraine Government	7.750	09/23/20	25,588,880
				79,677,135
	Uruguay— 4.2%
20,675,000	Republic of Uruguay	8.000	11/18/22	26,877,500
20,106,000	Republic of Uruguay, PIK	7.875	01/15/33	26,338,860
19,894,000	Republic of Uruguay	7.625	03/21/36	25,961,670
				79,178,030

	Venezuela— 4.0%
$24,749,000	Republic of Venezuela	13.625%	08/15/18	$26,667,047
28,667,000	Republic of Venezuela	9.000	05/07/23	23,865,278
25,702,000	Republic of Venezuela	11.750	10/21/26	24,416,900
				74,949,225
	Total Sovereign Debt Obligations (Cost $2,006,320,586)			1,848,517,803

Number of Shares
	Money Market Fund—1.1%
20,666,439	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $20,666,439)			20,666,439

	Total Investments (Cost $2,026,987,025)(a)— 99.4%			1,869,184,242
	Other assets less liabilities—0.6%			11,528,355
	Net Assets—100.0%			$1,880,712,597

Investment Abbreviations:

MTN - Medium-Term Notes

PIK - Payment-In-Kind Bonds

Notes to Schedule of Investments:

(a) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,027,427,199. The net unrealized depreciation was $158,242,957 which consisted of aggregate gross unrealized appreciation of $2,371,784 and aggregate gross unrealized depreciation of $160,614,741.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

July 31, 2013

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations — 98.3%
		Brazil— 9.1%
BRL	1,000,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$430,884
BRL	450,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/21	189,411
BRL	450,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	187,825
					808,120
		Chile— 4.5%
CLP	120,000,000	Chile Government International Bond	6.000	01/01/18	240,638
CLP	80,000,000	Chile Government International Bond	6.000	01/01/20	162,087
					402,725
		China— 2.7%
CNY	500,000	China Government Bond	1.400	08/18/16	77,972
CNY	1,000,000	China Government Bond	2.560	06/29/17	161,129
					239,101
		Colombia— 4.2%
COP	350,000,000	Colombian TES, Series B	7.250	06/15/16	193,361
COP	350,000,000	Colombian TES, Series B	7.000	05/04/22	184,459
					377,820
		Czech Republic— 4.7%
CZK	3,500,000	Czech Republic Government Bond, Series 51	4.000	04/11/17	197,710
CZK	3,800,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	219,282
					416,992
		Hungary— 4.4%
HUF	45,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	210,133
HUF	40,000,000	Hungary Government Bond, Series 17/B	6.750	02/24/17	186,164
					396,297
		Indonesia— 7.4%
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	238,649
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	97,968
IDR	3,500,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	324,845
					661,462
		Israel— 4.2%
ILS	600,000	Israel Government Bond, Series 0122	5.500	01/31/22	192,609
ILS	600,000	Israel Government Bond, Series 0816	4.250	08/31/16	181,449
					374,058
		Malaysia— 4.5%
MYR	300,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	94,833
MYR	700,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	212,075
MYR	300,000	Malaysia Government Bond, Series 0902	4.378	11/29/19	94,422
					401,330
		Mexico— 8.3%
MXN	4,000,000	Mexican Bonos, Series M	5.000	06/15/17	314,426
MXN	2,800,000	Mexican Bonos, Series M	6.500	06/09/22	227,580
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	201,294
					743,300
		Peru— 4.0%
PEN	450,000	Peru Government Bond	7.840	08/12/20	187,365
PEN	450,000	Peru Government Bond	6.900	08/12/37	170,347
					357,712
		Philippines— 4.6%
PHP	7,000,000	Philippine Government Bond, Series 2017	8.000	07/19/31	241,722
PHP	6,500,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	165,935
					407,657
		Poland— 4.5%
PLN	400,000	Poland Government Bond, Series 0922	5.750	09/23/22	140,607
PLN	800,000	Poland Government Bond, Series 1016	4.750	10/25/16	263,366
					403,973
		Russia— 11.2%
RUB	16,000,000	Russian Federal Bond - OFZ, Series 5080	7.400	04/19/17	502,945
RUB	9,000,000	Russian Federal Bond - OFZ, Series 6208	7.500	02/27/19	283,315

RUB	7,000,000	Russian Federal Bond - OFZ, Series 6209	7.600%	07/20/22	$217,708
					1,003,968
		South Africa— 4.1%
ZAR	1,800,000	South Africa Government Bond, Series R186	10.500	12/21/26	215,911
ZAR	1,400,000	South Africa Government Bond, Series R203	8.250	09/15/17	148,239
					364,150
		South Korea— 7.6%
KRW	350,000,000	Korea Treasury Bond, Series 1709	2.750	09/10/17	306,837
KRW	400,000,000	Korea Treasury Bond, Series 2106	4.250	06/10/21	376,081
					682,918
		Thailand— 4.4%
THB	6,000,000	Thailand Government Bond	3.250	06/16/17	191,755
THB	3,500,000	Thailand Government Bond	3.650	12/17/21	110,247
THB	3,000,000	Thailand Government Bond	3.580	12/17/27	89,564
					391,566
		Turkey— 3.9%
TRY	350,000	Turkey Government Bond	9.000	01/27/16	181,716
TRY	300,000	Turkey Government Bond	10.500	01/15/20	165,178
					346,894
		Total Investments (Cost $9,805,150)(b)— 98.3%			8,780,043
		Other assets less liabilities—1.7%			150,260
		Net Assets—100.0%			$8,930,303

Investment Abbreviations:
BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CNY	- Chinese Yuan
CZK	- Czech Koruna
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekel
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Notes to Schedule of Investments:

(a) Foreign denominated security.  Principal amount denominated in currency indicated.

(b) In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.  At July 31, 2013, the cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $1,025,107 which consisted of aggregate gross unrealized appreciation of $2,026 and aggregate gross unrealized depreciation of $1,027,133.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.5%
	Advertising— 1.0%
$1,743,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,845,401
2,000,000	Interpublic Group of Cos., Inc. (The)	3.750	02/15/23	1,892,450
1,341,000	Lamar Media Corp.	9.750	04/01/14	1,411,403
1,580,000	Lamar Media Corp.	5.875	02/01/22	1,635,300
				6,784,554
	Aerospace/Defense— 1.1%
2,700,000	Alliant Techsystems, Inc.	6.875	09/15/20	2,912,625
2,400,000	B/E Aerospace, Inc.	5.250	04/01/22	2,487,000
1,985,000	Triumph Group, Inc.	8.625	07/15/18	2,168,612
				7,568,237
	Agriculture— 0.3%
2,025,000	Alliance One International, Inc.	10.000	07/15/16	2,126,250

	Apparel— 0.8%
2,800,000	Hanesbrands, Inc.	6.375	12/15/20	3,083,500
2,200,000	Jones Group, Inc.	6.875	03/15/19	2,282,500
				5,366,000
	Auto Parts & Equipment— 2.2%
1,500,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	1,593,750
3,200,000	Dana Holding Corp.	6.500	02/15/19	3,432,000
5,440,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	6,092,800
2,880,000	Tenneco, Inc.	6.875	12/15/20	3,124,800
				14,243,350
	Banks— 2.3%
4,750,000	CIT Group, Inc.	5.000	05/15/17	5,035,000
5,401,000	Regions Bank	7.500	05/15/18	6,393,002
3,937,000	Synovus Financial Corp.	5.125	06/15/17	4,015,740
				15,443,742
	Beverages— 0.5%
1,400,000	Constellation Brands, Inc.	7.250	05/15/17	1,603,000
1,800,000	Constellation Brands, Inc.	4.250	05/01/23	1,701,000
				3,304,000
	Biotechnology— 0.4%
2,275,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	2,333,019

	Building Materials— 2.2%
1,353,000	Griffon Corp.	7.125	04/01/18	1,430,797
1,400,000	Headwaters, Inc.	7.625	04/01/19	1,517,250
1,955,000	Masco Corp.	6.125	10/03/16	2,189,600
2,000,000	Masco Corp.	7.125	03/15/20	2,275,000
3,400,000	Owens Corning	4.200	12/15/22	3,330,681
1,795,000	Vulcan Materials Co.	6.500	12/01/16	1,970,013
1,600,000	Vulcan Materials Co.	7.500	06/15/21	1,820,000
				14,533,341
	Chemicals— 2.0%
3,300,000	Celanese US Holdings LLC	6.625	10/15/18	3,539,250
1,000,000	Chemtura Corp.	5.750	07/15/21	1,000,000
2,000,000	Huntsman International LLC	4.875	11/15/20	1,990,000
1,600,000	Kraton Performance Polymers, Inc.	6.750	03/01/19	1,636,000
1,640,000	PolyOne Corp.	7.375	09/15/20	1,799,900

$3,000,000	Rockwood Specialties Group, Inc.	4.625%	10/15/20	$3,060,000
				13,025,150
	Coal— 2.3%
1,600,000	Alpha Natural Resources, Inc.	9.750	04/15/18	1,656,000
1,800,000	Alpha Natural Resources, Inc.	6.000	06/01/19	1,552,500
1,688,000	Arch Coal, Inc.	8.750	08/01/16	1,683,780
1,900,000	Arch Coal, Inc.	7.250	06/15/21	1,553,250
1,800,000	CONSOL Energy, Inc.	8.000	04/01/17	1,928,250
2,000,000	CONSOL Energy, Inc.	8.250	04/01/20	2,165,000
2,200,000	Peabody Energy Corp.	7.375	11/01/16	2,464,000
2,300,000	Peabody Energy Corp.	6.250	11/15/21	2,265,500
				15,268,280
	Commercial Services— 6.0%
4,700,000	Avis Budget Car Rental LLC	8.250	01/15/19	5,158,250
3,900,000	CoreLogic, Inc.	7.250	06/01/21	4,192,500
2,000,000	FTI Consulting, Inc.	6.750	10/01/20	2,137,500
1,000,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,075,000
5,612,000	Hertz Corp. (The)	6.750	04/15/19	6,074,990
3,200,000	Iron Mountain, Inc.	8.375	08/15/21	3,484,000
2,800,000	Lender Processing Services, Inc.	5.750	04/15/23	3,010,000
3,400,000	PHH Corp.	9.250	03/01/16	3,859,000
3,000,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	3,247,500
1,750,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	1,898,750
2,955,000	United Rentals North America, Inc.	7.625	04/15/22	3,309,600
2,065,000	Verisk Analytics, Inc.	5.800	05/01/21	2,307,493
				39,754,583
	Diversified Financial Services— 10.6%
1,400,000	Aircastle Ltd.	6.750	04/15/17	1,522,500
1,100,000	Aircastle Ltd.	9.750	08/01/18	1,226,500
3,000,000	Discover Financial Services	6.450	06/12/17	3,419,973
2,723,000	Discover Financial Services	5.200	04/27/22	2,861,486
2,400,000	E*Trade Financial Corp.	6.750	06/01/16	2,550,000
2,327,000	E*Trade Financial Corp.	6.375	11/15/19	2,484,073
7,500,000	Ford Motor Credit Co. LLC	5.000	05/15/18	8,149,740
7,300,000	Ford Motor Credit Co. LLC	5.875	08/02/21	8,108,008
10,500,000	General Motors Financial Co., Inc. (a)	4.750	08/15/17	11,064,375
2,570,000	General Motors Financial Co., Inc.	6.750	06/01/18	2,878,400
7,222,000	International Lease Finance Corp. (b)	8.750	03/15/17	8,323,355
7,200,000	International Lease Finance Corp.	8.250	12/15/20	8,352,000
1,442,000	National Money Mart Co.	10.375	12/15/16	1,539,335
3,900,000	SLM Corp., MTN	6.250	01/25/16	4,168,125
3,508,000	SLM Corp., MTN	8.000	03/25/20	3,924,575
				70,572,445
	Electric— 3.4%
3,328,000	AES Corp. (The)	8.000	10/15/17	3,877,120
3,900,000	AES Corp. (The)	7.375	07/01/21	4,426,500
4,400,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,264,836
4,500,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,116,213
2,700,000	NRG Energy, Inc.	7.625	01/15/18	3,024,000
2,750,000	NRG Energy, Inc.	8.250	09/01/20	3,066,250
				22,774,919
	Electrical Components & Equipment— 0.3%
2,070,000	Anixter International, Inc.	5.625	05/01/19	2,178,675

	Electronics— 0.6%
4,050,000	Jabil Circuit, Inc.	5.625	12/15/20	4,262,625

	Engineering & Construction— 0.3%
2,000,000	Mastec, Inc.	4.875	03/15/23	1,885,000

	Entertainment— 1.1%
$2,800,000	Cinemark USA, Inc.	5.125%	12/15/22	$2,712,500
1,125,000	National CineMedia LLC	6.000	04/15/22	1,181,250
900,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	939,937
1,000,000	Pinnacle Entertainment, Inc.	8.750	05/15/20	1,087,500
1,507,000	Vail Resorts, Inc.	6.500	05/01/19	1,608,723
				7,529,910
	Environmental Control— 0.4%
2,475,000	Covanta Holding Corp.	7.250	12/01/20	2,688,179

	Food— 2.3%
1,500,000	B&G Foods, Inc.	4.625	06/01/21	1,453,125
2,400,000	Dean Foods Co.	7.000	06/01/16	2,664,000
2,400,000	Dean Foods Co.	9.750	12/15/18	2,739,000
1,950,000	Post Holdings, Inc.	7.375	02/15/22	2,101,125
1,955,000	Smithfield Foods, Inc.	7.750	07/01/17	2,216,481
2,100,000	Smithfield Foods, Inc.	6.625	08/15/22	2,226,000
1,950,000	TreeHouse Foods, Inc.	7.750	03/01/18	2,081,625
				15,481,356
	Forest Products & Paper— 0.4%
960,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,010,400
1,583,000	Clearwater Paper Corp.	7.125	11/01/18	1,713,598
				2,723,998
	Healthcare-Products— 0.9%
2,500,000	Hologic, Inc.	6.250	08/01/20	2,659,375
3,000,000	Hospira, Inc.	6.050	03/30/17	3,210,453
				5,869,828
	Healthcare-Services— 6.9%
2,208,000	Centene Corp.	5.750	06/01/17	2,343,240
4,499,000	Community Health Systems, Inc.	8.000	11/15/19	4,774,564
4,200,000	DaVita, Inc.	5.750	08/15/22	4,278,750
5,600,000	HCA, Inc.	6.500	02/15/16	6,104,000
5,384,000	HCA, Inc.	6.500	02/15/20	5,942,590
5,000,000	Health Management Associates, Inc.	7.375	01/15/20	5,687,500
3,650,000	Health Net, Inc.	6.375	06/01/17	3,832,500
2,650,000	Kindred Healthcare, Inc.	8.250	06/01/19	2,802,375
2,700,000	LifePoint Hospitals, Inc.	6.625	10/01/20	2,875,500
3,800,000	Tenet Healthcare Corp.	6.250	11/01/18	4,080,250
2,906,000	Universal Health Services, Inc.	7.125	06/30/16	3,254,720
				45,975,989
	Holding Companies - Diversified— 0.4%
2,300,000	Leucadia National Corp.	8.125	09/15/15	2,581,750

	Home Builders— 2.0%
2,100,000	Centex Corp.	6.500	05/01/16	2,320,500
1,452,000	D.R. Horton, Inc.	6.500	04/15/16	1,597,200
1,570,000	D.R. Horton, Inc.	4.375	09/15/22	1,483,650
1,819,000	KB Home	8.000	03/15/20	2,037,280
2,556,000	Lennar Corp., Series B	5.600	05/31/15	2,715,750
645,000	Standard Pacific Corp.	8.375	05/15/18	749,813
1,050,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,254,750
1,155,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,212,750
				13,371,693
	Housewares— 0.2%
1,233,000	Libbey Glass, Inc.	6.875	05/15/20	1,325,475

	Internet— 0.9%
2,801,000	Equinix, Inc.	5.375	04/01/23	2,793,998
2,970,000	Expedia, Inc.	5.950	08/15/20	3,116,005
				5,910,003

	Iron/Steel— 2.2%
$3,550,000	AK Steel Corp.	7.625%	05/15/20	$3,035,250
1,300,000	Commercial Metals Co.	6.500	07/15/17	1,407,250
1,455,000	Commercial Metals Co.	7.350	08/15/18	1,611,412
3,350,000	Steel Dynamics, Inc.	7.625	03/15/20	3,630,563
2,400,000	United States Steel Corp.	6.050	06/01/17	2,520,000
2,292,000	United States Steel Corp.	7.375	04/01/20	2,343,570
				14,548,045
	Leisure Time— 0.7%
2,100,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	2,362,500
2,500,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,531,250
				4,893,750
	Lodging— 2.5%
2,000,000	Ameristar Casinos, Inc.	7.500	04/15/21	2,145,000
2,000,000	Choice Hotels International, Inc.	5.750	07/01/22	2,110,000
1,500,000	Felcor Lodging LP	6.750	06/01/19	1,590,000
2,400,000	MGM Resorts International	6.625	07/15/15	2,598,000
2,500,000	MGM Resorts International	7.750	03/15/22	2,781,250
4,800,000	Wynn Las Vegas LLC	7.750	08/15/20	5,424,000
				16,648,250
	Machinery-Construction & Mining— 0.5%
3,375,000	Terex Corp.	6.000	05/15/21	3,476,250

	Machinery-Diversified— 0.4%
2,200,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,486,000

	Media— 3.6%
2,035,000	AMC Networks, Inc.	7.750	07/15/21	2,289,375
2,100,000	Cablevision Systems Corp.	8.625	09/15/17	2,430,750
5,590,000	CCO Holdings LLC	6.625	01/31/22	5,743,725
2,200,000	CSC Holdings LLC	6.750	11/15/21	2,420,000
3,043,000	DISH DBS Corp.	7.125	02/01/16	3,347,300
3,100,000	DISH DBS Corp.	6.750	06/01/21	3,301,500
4,035,000	Nielsen Finance LLC / Nielsen Finance Co. (Luxembourg)	7.750	10/15/18	4,408,237
				23,940,887
	Mining— 0.6%
3,800,000	Alcoa, Inc.	5.400	04/15/21	3,729,837

	Miscellaneous Manufacturing— 1.0%
2,950,000	Harsco Corp.	5.750	05/15/18	3,152,948
2,900,000	SPX Corp.	6.875	09/01/17	3,240,750
				6,393,698
	Oil & Gas— 10.1%
1,800,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,926,000
1,900,000	Berry Petroleum Co.	6.375	09/15/22	1,947,500
2,000,000	Bill Barrett Corp.	7.625	10/01/19	2,130,000
1,200,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,317,000
3,260,000	Chesapeake Energy Corp.	9.500	02/15/15	3,626,750
3,467,000	Chesapeake Energy Corp.	6.625	08/15/20	3,779,030
2,600,000	Cimarex Energy Co.	5.875	05/01/22	2,704,000
1,600,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,644,000
2,500,000	Concho Resources, Inc.	5.500	04/01/23	2,506,250
2,220,000	Continental Resources, Inc.	5.000	09/15/22	2,242,200
3,476,000	Denbury Resources, Inc.	4.625	07/15/23	3,184,885
700,000	Kodiak Oil & Gas Corp.	8.125	12/01/19	771,750
3,618,000	Newfield Exploration Co.	6.875	02/01/20	3,871,260
900,000	Oasis Petroleum, Inc.	7.250	02/01/19	965,250
1,000,000	Offshore Group Investment Ltd.	7.500	11/01/19	1,055,000
2,925,000	QEP Resources, Inc.	6.875	03/01/21	3,276,000
2,700,000	Range Resources Corp.	6.750	08/01/20	2,929,500

$1,000,000	Resolute Energy Corp.	8.500%	05/01/20	$1,032,500
1,600,000	Rosetta Resources, Inc.	5.625	05/01/21	1,602,000
2,800,000	Sandridge Energy, Inc.	7.500	03/15/21	2,786,000
2,450,000	SM Energy Co.	6.625	02/15/19	2,609,250
2,000,000	Swift Energy Co.	7.875	03/01/22	1,990,000
2,400,000	Tesoro Corp.	4.250	10/01/17	2,472,000
2,323,000	Tesoro Corp.	5.375	10/01/22	2,311,385
2,500,000	Unit Corp.	6.625	05/15/21	2,612,500
2,030,000	W&T Offshore, Inc.	8.500	06/15/19	2,156,875
2,740,000	Whiting Petroleum Corp.	6.500	10/01/18	2,918,100
2,200,000	WPX Energy, Inc.	5.250	01/15/17	2,337,500
2,300,000	WPX Energy, Inc.	6.000	01/15/22	2,351,750
				67,056,235
	Oil & Gas Services— 1.6%
1,675,000	Basic Energy Services, Inc.	7.750	02/15/19	1,700,125
1,650,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	1,687,125
2,150,000	Key Energy Services, Inc.	6.750	03/01/21	2,117,750
2,510,000	Oil States International, Inc.	6.500	06/01/19	2,698,250
2,400,000	SESI LLC	7.125	12/15/21	2,628,000
				10,831,250
	Packaging & Containers— 3.3%
4,425,000	Ball Corp.	5.000	03/15/22	4,458,187
4,405,000	Crown Americas LLC	6.250	02/01/21	4,702,338
2,900,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,820,250
3,917,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,445,795
2,800,000	Rock Tenn Co.	4.900	03/01/22	2,895,290
2,500,000	Silgan Holdings, Inc.	5.000	04/01/20	2,525,000
				21,846,860
	Pharmaceuticals— 1.0%
2,900,000	Endo Pharmaceuticals Holdings, Inc.	7.000	07/15/19	3,045,000
2,900,000	Omnicare, Inc.	7.750	06/01/20	3,233,500
				6,278,500
	Pipelines— 1.1%
6,491,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	7,047,889

	Real Estate— 0.5%
3,500,000	CBRE Services, Inc.	5.000	03/15/23	3,377,500

	REITs— 1.5%
1,522,000	American Tower Corp.	4.500	01/15/18	1,619,816
1,600,000	American Tower Corp.	4.700	03/15/22	1,604,614
1,200,000	DuPont Fabros Technology LP	8.500	12/15/17	1,281,000
2,000,000	Entertainment Properties Trust	5.750	08/15/22	2,038,946
1,300,000	MPT Operating Partnership LP	6.875	05/01/21	1,394,250
1,825,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	1,989,250
				9,927,876
	Retail— 6.1%
4,195,000	AutoNation, Inc.	6.750	04/15/18	4,787,544
4,000,000	Best Buy Co., Inc.	3.750	03/15/16	4,050,000
4,304,000	Best Buy Co., Inc.	5.500	03/15/21	4,228,680
3,150,000	Limited Brands, Inc.	6.900	07/15/17	3,575,250
3,300,000	Limited Brands, Inc.	5.625	02/15/22	3,436,125
1,460,000	Penske Automotive Group, Inc.	5.750	10/01/22	1,511,100
2,620,000	Phillips-Van Heusen Corp.	7.375	05/15/20	2,885,275
4,800,000	Rite Aid Corp.	8.000	08/15/20	5,406,000
2,700,000	Sally Holdings LLC / Sally Capital, Inc.	5.750	06/01/22	2,821,500
7,727,000	Sears Holdings Corp.	6.625	10/15/18	7,514,507
				40,215,981
	Semiconductors— 1.0%
1,550,000	Advanced Micro Devices, Inc.	8.125	12/15/17	1,615,875
1,900,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,885,750

$3,195,000	Amkor Technology, Inc.	6.625%	06/01/21	$3,234,937
				6,736,562
	Telecommunications— 8.0%
3,700,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,922,000
2,300,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,443,750
3,800,000	Crown Castle International Corp.	5.250	01/15/23	3,676,500
3,865,000	Embarq Corp.	7.082	06/01/16	4,353,443
2,630,000	Frontier Communications Corp.	8.250	04/15/17	2,998,200
2,700,000	Frontier Communications Corp.	8.500	04/15/20	3,010,500
1,600,000	GCI, Inc.	8.625	11/15/19	1,668,000
2,500,000	Hughes Satellite Systems Corp.	6.500	06/15/19	2,668,750
3,500,000	MetroPCS Wireless, Inc. (Germany)	6.625	11/15/20	3,688,125
4,770,000	Sprint Capital Corp. (Japan)	6.900	05/01/19	5,068,125
4,130,000	Sprint Communications, Inc. (Japan)	6.000	12/01/16	4,398,450
2,535,000	TW Telecom Holdings, Inc.	5.375	10/01/22	2,560,350
1,300,000	Viasat, Inc.	6.875	06/15/20	1,387,750
5,700,000	Virgin Media Finance PLC (United Kingdom)	4.875	02/15/22	5,286,750
3,100,000	Windstream Corp.	8.125	08/01/13	3,100,967
2,900,000	Windstream Corp.	7.750	10/15/20	3,103,000
				53,334,660
	Textiles— 0.5%
3,614,000	Mohawk Industries, Inc.	3.850	02/01/23	3,499,252

	Transportation— 0.5%
1,578,000	Bristow Group, Inc.	6.250	10/15/22	1,647,038
1,500,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,541,250
				3,188,288
	Total Corporate Bonds (Cost $644,535,409)			654,339,921

Number of Shares
	Money Market Fund—0.6%
3,631,096	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $3,631,096)			3,631,096

	Total Investments (Cost $648,166,505)(c)— 99.1%			657,971,017
	Other assets less liabilities—0.9%			6,054,122
	Net Assets—100.0%			$664,025,139

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the”1933 Act”).  The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers.  The aggregate value of these securities at July 31, 2013 was $11,064,375, which represented 1.67% of the Fund’s Net Assets.

(b) Denotes a step up bond.  The rate indicated is the current coupon as of July 31, 2013.

(c) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $648,550,468. The net unrealized appreciation was $9,420,549 which consisted of aggregate gross unrealized appreciation of $17,225,782 and aggregate gross unrealized depreciation of $7,805,233.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.7%
	Advertising— 0.5%
$150,000	Omnicom Group, Inc.	3.625%	05/01/22	$147,856

	Aerospace/Defense— 2.6%
50,000	Boeing Co. (The)	3.500	02/15/15	52,301
150,000	Boeing Co. (The)	4.875	02/15/20	170,190
100,000	General Dynamics Corp.	2.250	11/15/22	91,000
200,000	Lockheed Martin Corp.	2.125	09/15/16	205,504
100,000	Lockheed Martin Corp.	4.250	11/15/19	109,520
200,000	United Technologies Corp.	3.100	06/01/22	198,646
				827,161
	Agriculture— 2.6%
200,000	Altria Group, Inc.	9.700	11/10/18	268,064
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	107,436
150,000	Lorillard Tobacco Co.	3.500	08/04/16	156,868
75,000	Philip Morris International, Inc.	5.650	05/16/18	87,545
200,000	Reynolds American, Inc.	7.625	06/01/16	233,475
				853,388
	Apparel— 0.4%
150,000	NIKE, Inc.	2.250	05/01/23	138,531

	Auto Manufacturers— 0.4%
115,000	PACCAR, Inc., MTN	6.875	02/15/14	118,801

	Auto Parts & Equipment— 0.3%
100,000	Johnson Controls, Inc.	5.500	01/15/16	110,198

	Banks— 10.4%
250,000	Bank of America Corp., MTN	3.300	01/11/23	235,823
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	153,502
150,000	BB&T Corp., MTN	3.200	03/15/16	157,568
150,000	Capital One Financial Corp.	4.750	07/15/21	160,026
250,000	Citigroup, Inc.	6.125	11/21/17	286,496
125,000	Citigroup, Inc.	8.500	05/22/19	159,668
150,000	Fifth Third Bancorp	3.625	01/25/16	158,493
100,000	Goldman Sachs Group, Inc. (The)	3.625	02/07/16	104,977
250,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	285,179
200,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	222,981
150,000	JPMorgan Chase & Co.	6.000	01/15/18	172,659
200,000	JPMorgan Chase & Co.	4.500	01/24/22	212,014
250,000	KeyCorp, MTN	5.100	03/24/21	277,859
100,000	Morgan Stanley, MTN	5.625	09/23/19	110,840
125,000	PNC Funding Corp.	2.700	09/19/16	130,500
100,000	SunTrust Banks, Inc.	3.600	04/15/16	106,150
200,000	US Bancorp, MTN	2.200	11/15/16	206,113
100,000	US Bancorp, MTN	2.950	07/15/22	95,004
125,000	Wells Fargo & Co.	5.625	12/11/17	143,581
				3,379,433
	Beverages— 1.9%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	115,236
150,000	Coca-Cola Co. (The)	3.300	09/01/21	153,763
200,000	Coca-Cola Enterprises, Inc.	3.500	09/15/20	200,642

$100,000	PepsiCo, Inc.	7.900%	11/01/18	$128,534
				598,175
	Biotechnology— 1.1%
200,000	Amgen, Inc.	3.875	11/15/21	204,247
150,000	Gilead Sciences, Inc.	4.400	12/01/21	160,858
				365,105
	Chemicals— 2.0%
200,000	Dow Chemical Co. (The)	8.550	05/15/19	257,653
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	118,916
150,000	Eastman Chemical Co.	2.400	06/01/17	151,995
100,000	Ecolab, Inc.	3.000	12/08/16	104,935
				633,499
	Commercial Services— 0.9%
150,000	Block Financial LLC	5.500	11/01/22	152,711
150,000	Total System Services, Inc.	2.375	06/01/18	146,039
				298,750
	Computers— 3.0%
250,000	Apple, Inc.	2.400	05/03/23	229,830
100,000	Computer Sciences Corp.	6.500	03/15/18	113,597
100,000	Dell, Inc.	2.300	09/10/15	100,584
300,000	Hewlett-Packard Co.	6.125	03/01/14	308,900
200,000	International Business Machines Corp.	5.700	09/14/17	231,903
				984,814
	Cosmetics/Personal Care— 1.4%
150,000	Avon Products, Inc.	5.000	03/15/23	149,784
200,000	Procter & Gamble Co. (The)	1.450	08/15/16	204,059
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	113,859
				467,702
	Diversified Financial Services— 5.2%
100,000	American Express Co.	7.000	03/19/18	121,246
200,000	Ameriprise Financial, Inc.	5.300	03/15/20	229,872
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	113,980
100,000	Caterpillar Financial Services Corp., MTN	6.125	02/17/14	103,106
200,000	Charles Schwab Corp. (The)	4.450	07/22/20	218,520
93,000	CME Group, Inc.	5.750	02/15/14	95,517
200,000	General Electric Capital Corp., Series G, MTN	5.625	05/01/18	230,112
150,000	Jefferies Group, Inc.	5.125	04/13/18	160,023
350,000	Merrill Lynch & Co., Inc., MTN	6.875	04/25/18	411,197
				1,683,573
	Electric— 5.2%
150,000	Carolina Power & Light Co.	5.300	01/15/19	173,682
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	125,311
100,000	Consumers Energy Co.	6.700	09/15/19	125,232
50,000	Duke Energy Corp.	6.300	02/01/14	51,370
100,000	Exelon Corp.	4.900	06/15/15	106,819
100,000	Georgia Power Co.	4.250	12/01/19	111,434
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	115,532
200,000	NiSource Finance Corp.	6.400	03/15/18	234,563
30,000	Ohio Power Co., Series M	5.375	10/01/21	34,054
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	104,255
100,000	PPL Energy Supply LLC	4.600	12/15/21	102,307
100,000	Southern California Edison Co.	3.875	06/01/21	107,006
100,000	Virginia Electric and Power Co.	5.400	04/30/18	116,141
150,000	Xcel Energy, Inc.	4.700	05/15/20	166,809
				1,674,515
	Electrical Components & Equipment— 0.4%
100,000	Emerson Electric Co.	4.875	10/15/19	114,311

	Electronics— 0.9%
100,000	Agilent Technologies, Inc.	6.500	11/01/17	115,699

$50,000	Honeywell International, Inc.	5.000%	02/15/19	$57,204
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	104,779
				277,682
	Engineering & Construction— 0.5%
150,000	Fluor Corp.	3.375	09/15/21	148,491

	Environmental Control— 0.3%
100,000	Waste Management, Inc.	4.750	06/30/20	108,765

	Food— 3.3%
100,000	Campbell Soup Co.	4.250	04/15/21	104,205
100,000	ConAgra Foods, Inc.	3.200	01/25/23	95,893
100,000	General Mills, Inc.	5.700	02/15/17	113,433
100,000	Kellogg Co.	4.000	12/15/20	106,298
100,000	Kroger Co. (The)	6.150	01/15/20	116,054
300,000	Mondelez International, Inc.	4.125	02/09/16	321,252
150,000	Safeway, Inc.	3.950	08/15/20	149,558
50,000	SYSCO Corp.	5.250	02/12/18	57,067
				1,063,760
	Forest Products & Paper— 0.4%
100,000	International Paper Co.	7.950	06/15/18	124,712

	Gas— 0.4%
100,000	Sempra Energy	6.500	06/01/16	114,450

	Healthcare-Products— 2.5%
100,000	Becton Dickinson and Co.	1.750	11/08/16	101,911
125,000	Boston Scientific Corp.	4.500	01/15/15	131,010
100,000	Covidien International Finance SA	6.000	10/15/17	116,468
100,000	Medtronic, Inc.	4.450	03/15/20	109,461
150,000	St. Jude Medical, Inc.	3.250	04/15/23	143,493
200,000	Zimmer Holdings, Inc.	4.625	11/30/19	220,193
				822,536
	Healthcare-Services— 2.2%
100,000	Aetna, Inc.	6.000	06/15/16	113,487
100,000	Cigna Corp.	2.750	11/15/16	104,275
200,000	Humana, Inc.	3.150	12/01/22	186,749
50,000	UnitedHealth Group, Inc.	6.000	02/15/18	58,767
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	144,179
100,000	WellPoint, Inc.	5.250	01/15/16	109,904
				717,361
	Household Products/Wares— 0.7%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	234,023

	Insurance— 7.1%
100,000	Aflac, Inc.	8.500	05/15/19	130,416
250,000	Allstate Corp. (The)	3.150	06/15/23	244,622
150,000	American International Group, Inc.	8.250	08/15/18	188,080
350,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	406,447
100,000	Chubb Corp. (The)	5.750	05/15/18	116,674
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	220,727
150,000	Lincoln National Corp.	8.750	07/01/19	195,255
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	217,152
100,000	MetLife, Inc.	6.750	06/01/16	115,503
100,000	MetLife, Inc.	7.717	02/15/19	126,622
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	104,824
100,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/19	124,162
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	106,361
				2,296,845

	Internet— 1.1%
$100,000	eBay, Inc.	2.600%	07/15/22	$93,664
100,000	Google, Inc.	3.625	05/19/21	104,889
150,000	Symantec Corp.	4.200	09/15/20	154,474
				353,027
	Iron/Steel— 0.7%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	105,725
100,000	Nucor Corp.	5.750	12/01/17	114,975
				220,700
	Leisure Time— 0.3%
100,000	Carnival Corp.	1.875	12/15/17	97,771

	Lodging— 0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	101,398

	Machinery-Construction & Mining— 0.3%
100,000	Caterpillar, Inc.	3.900	05/27/21	105,237

	Machinery-Diversified— 0.3%
100,000	Deere & Co.	2.600	06/08/22	94,902

	Media— 3.5%
150,000	CBS Corp.	8.875	05/15/19	194,602
100,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.500	03/01/16	104,974
100,000	NBCUniversal Media LLC	5.150	04/30/20	114,276
100,000	News America, Inc.	5.300	12/15/14	106,087
100,000	Time Warner Cable, Inc.	8.250	04/01/19	116,545
50,000	Time Warner, Inc.	3.150	07/15/15	52,219
150,000	Viacom, Inc.	6.250	04/30/16	169,759
100,000	Walt Disney Co. (The), MTN	4.500	12/15/13	101,480
200,000	Walt Disney Co. (The), MTN	2.350	12/01/22	186,105
				1,146,047
	Mining— 0.4%
150,000	Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22	135,780

	Miscellaneous Manufacturing— 1.1%
50,000	3M Co., MTN	4.375	08/15/13	50,057
200,000	3M Co., MTN	2.000	06/26/22	186,303
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	120,913
				357,273
	Office/Business Equipment— 1.0%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	107,881
200,000	Xerox Corp.	6.350	05/15/18	230,893
				338,774
	Oil & Gas— 6.7%
150,000	Anadarko Petroleum Corp.	5.950	09/15/16	169,720
200,000	Apache Corp.	3.250	04/15/22	199,719
350,000	Chevron Corp.	2.355	12/05/22	327,148
350,000	ConocoPhillips	4.600	01/15/15	370,449
100,000	ConocoPhillips	5.750	02/01/19	117,490
150,000	DeVon Energy Corp.	3.250	05/15/22	144,775
100,000	Hess Corp.	8.125	02/15/19	127,410
100,000	Marathon Oil Corp.	5.900	03/15/18	114,642
200,000	Marathon Petroleum Corp.	5.125	03/01/21	219,105
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	105,826
150,000	Valero Energy Corp.	6.125	06/15/17	172,297
90,000	Valero Energy Corp.	6.125	02/01/20	104,524
				2,173,105

	Oil & Gas Services— 1.1%
$150,000	FMC Technologies, Inc.	3.450%	10/01/22	$143,296
100,000	Halliburton Co.	6.150	09/15/19	120,713
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	94,202
				358,211
	Pharmaceuticals— 6.1%
150,000	Abbott Laboratories	5.125	04/01/19	172,809
150,000	Allergan, Inc.	5.750	04/01/16	168,621
100,000	AmerisourceBergen Corp.	3.500	11/15/21	100,779
125,000	Bristol-Myers Squibb Co.	2.000	08/01/22	112,920
100,000	Cardinal Health, Inc.	4.000	06/15/15	105,796
100,000	Eli Lilly & Co.	5.200	03/15/17	111,773
150,000	Express Scripts Holding Co.	3.125	05/15/16	156,812
90,000	Johnson & Johnson	5.550	08/15/17	103,866
150,000	Johnson & Johnson	2.950	09/01/20	154,661
100,000	McKesson Corp.	3.250	03/01/16	105,724
200,000	Merck Sharp & Dohme Corp.	4.000	06/30/15	213,105
200,000	Pfizer, Inc.	5.350	03/15/15	214,993
200,000	Pfizer, Inc.	6.200	03/15/19	242,521
				1,964,380
	Pipelines— 0.8%
150,000	ONEOK, Inc.	4.250	02/01/22	141,122
100,000	Spectra Energy Capital LLC	6.200	04/15/18	116,162
				257,284
	REITs— 2.6%
150,000	Boston Properties LP	4.125	05/15/21	155,364
150,000	ERP Operating LP	4.625	12/15/21	159,989
100,000	HCP, Inc.	5.375	02/01/21	110,101
150,000	Hospitality Properties Trust	5.000	08/15/22	151,885
125,000	Ventas Realty LP / Ventas Capital Corp.	4.750	06/01/21	131,754
100,000	Weyerhaeuser Co.	7.375	10/01/19	120,877
				829,970
	Retail— 6.8%
75,000	Costco Wholesale Corp.	5.500	03/15/17	84,922
75,000	CVS Caremark Corp.	5.750	06/01/17	86,596
150,000	Dollar General Corp.	3.250	04/15/23	140,241
150,000	Home Depot, Inc. (The)	5.400	03/01/16	167,040
150,000	Home Depot, Inc. (The)	4.400	04/01/21	165,795
100,000	Kohl’s Corp.	6.250	12/15/17	116,000
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	113,525
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	139,585
225,000	McDonald’s Corp., MTN	5.350	03/01/18	258,345
150,000	Staples, Inc.	9.750	01/15/14	155,891
125,000	Target Corp.	6.000	01/15/18	147,173
200,000	Walgreen Co.	3.100	09/15/22	191,260
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	336,254
100,000	Yum! Brands, Inc.	6.250	03/15/18	116,251
				2,218,878
	Semiconductors— 1.7%
150,000	Applied Materials, Inc.	4.300	06/15/21	159,045
100,000	Intel Corp.	1.350	12/15/17	98,301
200,000	Intel Corp.	3.300	10/01/21	201,731
100,000	Texas Instruments, Inc.	2.375	05/16/16	104,123
				563,200
	Software— 2.5%
200,000	Adobe Systems, Inc.	3.250	02/01/15	207,014
150,000	CA, Inc.	5.375	12/01/19	166,123
100,000	Fiserv, Inc.	3.125	06/15/16	104,617
150,000	Microsoft Corp.	3.000	10/01/20	154,701
150,000	Oracle Corp.	5.750	04/15/18	175,475
				807,930

	Telecommunications— 3.2%
$150,000	AT&T, Inc.	5.500%	02/01/18	$172,458
200,000	AT&T, Inc.	3.000	02/15/22	192,562
150,000	Cellco Partnership / Verizon Wireless Capital LLC	5.550	02/01/14	153,487
200,000	Cellco Partnership / Verizon Wireless Capital LLC	8.500	11/15/18	259,940
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,859
150,000	Qwest Corp.	7.500	10/01/14	160,585
				1,049,891
	Transportation— 1.6%
130,000	CSX Corp.	6.250	03/15/18	152,674
100,000	FedEx Corp.	8.000	01/15/19	126,398
250,000	United Parcel Service, Inc.	3.125	01/15/21	253,433
				532,505
	Total Corporate Bonds (Cost $32,374,295)			32,010,700

Number of Shares
	Money Market Fund—0.3%
88,822	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $88,822)			88,822

	Total Investments (Cost $32,463,117)(a)— 99.0%			32,099,522
	Other assets less liabilities—1.0%			311,500
	Net Assets—100.0%			$32,411,022

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $363,595 which consisted of aggregate gross unrealized appreciation of $257,942 and aggregate gross unrealized depreciation of $621,537.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.2%
	Argentina— 2.2%
$150,000	Argentina Boden Bonds	7.000%	10/03/15	$138,279

	Bahamas— 2.5%
150,000	Vedanta Resources PLC	8.750	01/15/14	154,125

	Barbados— 2.6%
150,000	Columbus International, Inc.	11.500	11/20/14	162,750

	Brazil— 5.0%
200,000	Banco BMG SA, Series E, MTN	6.500	03/14/14	201,000
100,000	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	106,530
				307,530
	Canada— 2.5%
150,000	Bombardier, Inc.	4.250	01/15/16	156,375

	Egypt— 2.3%
150,000	Nile Finance Ltd.	5.250	08/05/15	139,500

	Finland— 3.4%
200,000	UPM-Kymmene OYJ, MTN	5.625	12/01/14	210,280

	France— 3.3%
200,000	Banque PSA Finance SA	3.375	04/04/14	201,257

	Greece— 3.2%
200,000	Finansbank AS	5.500	05/11/16	201,000

	Italy— 1.8%
100,000	CNH America LLC	7.250	01/15/16	110,000

	Netherlands— 7.5%
250,000	Home Credit & Finance Bank OOO Via Eurasia Capital SA	7.000	03/18/14	256,563
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	6.493	02/02/16	210,500
				467,063
	Norway— 1.6%
100,000	Eksportfinans ASA	2.000	09/15/15	97,000

	Russia— 4.4%
250,000	ALROSA Finance SA	8.875	11/17/14	271,275

	Ukraine— 8.7%
200,000	Ferrexpo Finance PLC	7.875	04/07/16	188,330
200,000	Metinvest BV	10.250	05/20/15	206,540

$150,000	Ukraine Government International Bond	6.875%	09/23/15	$146,250
				541,120
	United States— 43.2%
200,000	AES Corp.	7.750	10/15/15	223,000
200,000	Ally Financial, Inc.	4.625	06/26/15	206,622
100,000	Best Buy Co., Inc.	3.750	03/15/16	101,250
150,000	Chesapeake Energy Corp.	9.500	02/15/15	166,875
150,000	Chesapeake Energy Corp.	3.250	03/15/16	150,000
100,000	CityCenter Holdings LLC/CityCenter Finance Corp.	7.625	01/15/16	106,500
150,000	D.R. Horton, Inc.	6.500	04/15/16	165,000
150,000	DISH DBS Corp.	7.125	02/01/16	165,000
250,000	HCA, Inc.	6.500	02/15/16	272,500
150,000	International Lease Finance Corp.	8.625	09/15/15	166,687
100,000	Jones Group, Inc. (The)	5.125	11/15/14	103,625
150,000	Nuveen Investments, Inc.	5.500	09/15/15	148,875
100,000	RR Donnelley & Sons Co.	5.500	05/15/15	106,375
100,000	Sirius XM Radio, Inc.	8.750	04/01/15	113,250
150,000	SPX Corp.	7.625	12/15/14	160,875
150,000	SunGard Data Systems, Inc.	4.875	01/15/14	151,500
150,000	SUPERVALU, Inc.	8.000	05/01/16	166,313
				2,674,247
	Venezuela— 4.0%
100,000	Petroleos de Venezuela SA, Series 2014	4.900	10/28/14	94,350
150,000	Venezuela Government International Bond	8.500	10/08/14	151,500
				245,850
	Total Investments (Cost $6,075,076)(a)— 98.2%			6,077,651
	Other assets less liabilities—1.8%			112,182
	Net Assets—100.0%			$6,189,833

Investment Abbreviations:

MTN                       - Medium-Term Notes

Notes to Schedule of Investments:

(a) In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.  At July 31, 2013, the cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $2,575 which consisted of aggregate gross unrealized appreciation of $27,073 and aggregate gross unrealized depreciation of $24,498.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.9%
	Ad Valorem Property Tax — 37.4%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,396,548
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	503,335
2,000,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	1,909,360
3,000,000	Coachella Valley California Unified School District (Election 2005) Ser.12D AGM	5.000	08/01/37	3,008,610
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,052,990
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,586,850
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	529,030
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,575,975
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	534,030
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,570,483
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,039,620
250,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	235,387
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	996,457
5,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	4,444,800
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	530,565
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	425,680
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,008,620
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,789,433
				25,137,773
	College Revenue — 3.8%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	515,595
2,000,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	2,068,840
				2,584,435
	Electric Power Revenue — 8.2%
2,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000	10/01/37	2,009,420
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,048,600
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	411,544
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,021,400
				5,490,964
	General Fund — 0.8%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	516,109

	Hospital Revenue — 6.8%
1,000,000	California State Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 12A	5.000	11/15/34	966,870
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	501,230
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,049,270
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,066,660
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	971,054
				4,555,084
	Lease Revenue — 13.3%
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	3,033,060

$1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750%	08/01/35	$1,584,315
15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Prerefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	15,674
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,060,650
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	491,126
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	337,768
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,033,180
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	422,004
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	959,940
				8,937,717
	Miscellaneous Revenue — 3.1%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,089,980

	Sales Tax Revenue — 7.5%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,560,495
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	327,844
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,400,445
1,175,000	San Francisco Bay California Area Rapid Transit District Ser. 06 AGM	5.000	07/01/36	1,225,995
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	511,985
				5,026,764
	Sewer Revenue — 7.1%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	419,804
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	329,492
2,950,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,997,406
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	470,161
30,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	32,344
360,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	388,127
110,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	112,461
				4,749,795
	Special Assessment — 2.4%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,593,780

	Special Tax — 2.0%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,376,334

	Water Revenue — 4.5%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,063,120
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	520,025
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	427,690
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	501,245
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	497,855
				3,009,935

	Total Investments (Cost $66,798,730)(a)(b)— 96.9%			65,068,670
	Other assets less liabilities—3.1%			2,093,391
	Net Assets—100.0%			$67,162,061

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
Auth.	- Authority
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Notes to Schedule of Investments:

(a) This table, as of July 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	52.5%
Assured Guaranty Corp.	23.5
National Public Finance Guarantee Corp.	14.4

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $1,730,060 which consisted of aggregate gross unrealized appreciation of $1,353,335 and aggregate gross unrealized depreciation of $3,083,395.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 94.1%
	Ad Valorem Property Tax — 11.2%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$2,013,340
1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	1,563,915
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,232,320
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,015,030
4,300,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	4,105,124
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,511,370
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,364,200
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	528,950
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,552,470
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,050,650
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	1,855,320
500,000	Los Angeles Unified School District AMBAC	5.000	07/01/31	528,040
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,608,775
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,784,750
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,448,030
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	452,935
36,500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	32,447,040
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	899,496
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,122,260
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,598,275
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,474,350
1,800,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	1,807,758
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,607,020
				79,571,418
	Auto Parking Revenue — 0.7%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,038,160
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,520,025
				4,558,185
	College Revenue — 2.1%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	4,665,234
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,090,630
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,238,760
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,018,260
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,433,962
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	258,773
				14,705,619
	Electric Power Revenue — 3.7%
4,750,000	Guam Power Auth. Rev. Ser. 10A(Guam) AGM	5.000	10/01/37	4,772,372
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	10,073,991
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	931,437
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	538,885

$6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000%	05/01/36	$6,586,905
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,198,810
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,021,400
				26,123,800
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	469,190

	Highway Tolls Revenue — 7.8%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,681,200
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	500,645
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,574,105
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,300,880
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,091,840
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,333,000
8,800,000	Pennsylvania State Turnpike Commission Turnpike Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	8,745,792
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	8,874,240
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	233,435
				55,335,137
	Hospital Revenue — 15.6%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	719,017
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,755,875
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	495,175
1,950,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	1,954,797
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,049,270
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,079,300
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser 05B AMBAC	5.500	04/01/37	2,639,300
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	5,075,150
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	312,066
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,576,720
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	2,970,360
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,134,940
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,027,700
10,000,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	9,731,400
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,930,036
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,042,610
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,019,430
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,703,383
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,640,250
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	6,374,880
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,035,340
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	444,347
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,778,770

$4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000%	08/01/41	$4,316,805
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,893,320
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,329,800
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	514,910
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,002,180
5,000,000	Ohio State Hospital Rev. (University Hospital Health System) Ser. 12A AGM	5.000	01/15/41	4,847,450
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,560,925
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	17,899
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	982,173
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	1,008,260
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	1,008,180
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,047,160
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	4,820,670
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,015,210
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	462,406
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,095,039
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	902,335
4,300,000	Wisconsin State Health & Educational Facilities Auth. (Ministry Health-Remarketed) Ser.04 AGM	5.000	08/01/34	4,401,222
				110,716,060
	Hotel Occupancy Tax — 1.0%
5,000,000	Miami-Dade Country Florida Special Obligation Ser. 12B AGM	5.000	10/01/35	4,953,400
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	2,028,240
				6,981,640
	Lease Revenue — 4.4%
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	2,093,620
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	2,116,100
1,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	1,011,020
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	528,105
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,424,550
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,204,502
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	525,780
5,130,000	Pueblo County Colorado COP (Judicial Complex Project) Ser. 12 AGM	5.000	09/15/42	5,060,027
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,132,720
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,017,200
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	959,940
				31,073,564
	Miscellaneous Revenue — 6.8%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	7,889,550
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	7,837,950
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,598,000
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,031,740
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	911,530
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	1,003,090

$2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000%	01/01/35	$2,131,353
1,535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	1,615,618
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,040,990
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	5,719,667
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,542,105
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	540,515
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,152,810
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	12,053,960
				48,068,878
	Port, Airport & Marina Revenue — 6.6%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,198,120
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,591,770
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	404,404
2,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/30	2,023,180
1,000,000	City of Cleveland Ohio Airport System Rev. AGM	5.000	01/01/31	1,005,410
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,540,860
10,000,000	Miami-Dade County Florida Aviation Rev. Ser. 08B AGM	5.000	10/01/41	9,748,600
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,096,180
10,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	10,062,900
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,546,825
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,536,600
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,000,580
3,995,000	Wayne County Airport Auth. Rev. (Detroit Metropolitan Wayne County Airport) Ser. 12A AGM	5.000	12/01/42	3,721,982
				46,477,411
	Recreational Revenue — 1.2%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	5,191,800
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,445,440
				8,637,240
	Sales Tax Revenue — 2.9%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,401,916
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,559,640
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	415,716
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,212,231
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	303,738
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	3,105,180
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,092,700
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,305,500
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,052,140
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,055,580
				20,504,341
	Sewer Revenue — 6.7%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	25,133,062
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,588,700
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	1,989,580

$2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500%	07/01/33	$2,445,817
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	4,637,150
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	508,035
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,086,580
35,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	37,735
385,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	415,080
80,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	81,790
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,413,174
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,059,950
				47,396,653
	Special Assessment — 0.6%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,250,080

	Student Loan Revenue — 0.4%
3,000,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,117,120

	Tax Increment Revenue — 1.5%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,063,150
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,201,013
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,128,400
				10,392,563
	Transit Revenue — 4.2%
1,755,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,773,831
11,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	11,507,590
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	416,656
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,316,550
				30,014,627
	Water Revenue — 16.6%
21,040,000	Atlanta Georgia Water & Sewer Rev. Ser. 12 AGM	3.500	10/01/42	15,477,024
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	9,904,130
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,036,560
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,207,045
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,325,690
5,000,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	5,022,950
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,000,820
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	5,639,179
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,409,175
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,040,050
8,010,000	Erie Pennsylvania Water Auth. Rev. Ser.12 AGM	4.000	12/01/47	6,506,042
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,574,205
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	3,952,275
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	6,838,812
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,053,370
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	20,716,200
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,506,720
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,089,350
400,000	New York City New York Municipal Water Finance Auth. Water & Sewer Rev. (Second General Resolution) Ser. 11GG	5.000	06/15/43	410,432

$2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000%	12/15/36	$2,573,875
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,230,500
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,025,320
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	882,184
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,167,400
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	3,464,289
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,818,849
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	501,245
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,007,310
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	497,855
5,470,000	Town of Davie Florida Water & Sewer Rev. Ser. 11 AGM	5.000	10/01/41	5,542,751
				117,421,607
	Total Investments (Cost $671,756,372)(a)(b)— 94.1%			665,815,133
	Other assets less liabilities—5.9%			41,953,884
	Net Assets—100.0%			$707,769,017

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
Auth.	- Authority
BHAC	- Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
NATL RE	- National Public Finance Guarantee Corp.
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Notes to Schedule of Investments:

(a) This table, as of July 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	63.6%
Assured Guaranty Corp.	27.9

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $5,941,239 which consisted of aggregate gross unrealized appreciation of $18,813,589 and aggregate gross unrealized depreciation of $24,754,828.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.4%
	Ad Valorem Property Tax — 4.5%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$941,550
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	715,637
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	888,960
				2,546,147
	College Revenue — 8.5%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,632,750
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,646,875
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	517,545
				4,797,170
	Electric Power Revenue — 14.5%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,024,300
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,005,505
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	185,846
				8,215,651
	Highway Tolls Revenue — 7.1%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,043,170
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	618,612
2,000,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,867,480
460,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	460,874
				3,990,136
	Hospital Revenue — 3.6%
400,000	Build New York City Resource Corp. Package Facilities Rev. (Royal Charter Properties - New York & Presbyterian Hospital) Ser. 12 AGM	4.750	12/15/32	387,180
600,000	New York State Dormitory Auth. Rev. (Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	620,334
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,024,520
				2,032,034
	Hotel Occupancy Tax — 2.7%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,499,880

	Income Tax Revenue — 0.9%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	500,595

	Lease Revenue — 1.1%
700,000	Rensselaer City School District Ser. 06 SGI	5.000	06/01/36	642,831

	Miscellaneous Revenue — 16.7%
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	1,002,683
4,080,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 11A AGM	5.000	02/15/47	4,092,607
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,702,575
1,000,000	New York City New York Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,030,560
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	578,520
				9,406,945
	Port, Airport & Marina Revenue — 3.7%
1,000,000	Port Auth. of New York & New Jersey (Consolidated One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,036,100
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,039,870
				2,075,970

	Recreational Revenue — 5.1%
$2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000%	03/01/49	$2,296,960
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	614,040
				2,911,000
	Sales Tax Revenue — 9.2%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	327,844
790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	728,538
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,339,759
2,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	2,796,416
				5,192,557
	Sewer Revenue — 3.6%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,033,740

	Transit Revenue — 7.3%
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/36	1,516,095
2,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	2,001,320
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	585,594
				4,103,009
	Water Revenue — 6.9%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,199,528
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	553,050
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,138,450
				3,891,028
	Total Investments
	(Cost $55,021,039)(a)(b)— 95.4%			53,838,693
	Other assets less liabilities—4.6%			2,621,693
	Net Assets—100.0%			$56,460,386

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
Auth.	- Authority
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series
SGI	- Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a) This table, as of July 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	42.4%
Berkshire Hathaway Assurance Corp.	15.2
Assured Guaranty Corp.	14.2
National Public Finance Guarantee Corp.	14.1
American Municipal Bond Assurance Corp.	12.2

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,182,346 which consisted of aggregate gross unrealized appreciation of $1,275,371 and aggregate gross unrealized depreciation of $2,457,717.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

July 31, 2013

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 98.2%
		Australia— 4.4%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$216,340
AUD	500,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	442,495
EUR	500,000	BHP Billiton Finance Ltd., Series E, MTN	2.250	09/25/20	669,682
GBP	350,000	BHP Billiton Finance Ltd., Series E, MTN	3.250	09/25/24	511,152
AUD	450,000	Commonwealth Bank of Australia	5.750	01/25/17	433,420
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	226,457
AUD	1,150,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	1,076,330
AUD	250,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	240,913
EUR	350,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	517,913
EUR	100,000	Telstra Corp. Ltd., Series E, MTN	4.750	03/21/17	150,644
AUD	500,000	Westpac Banking Corp., MTN	7.250	11/18/16	498,319
EUR	350,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	509,886
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	296,250
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	260,170
					6,049,971
		Austria— 0.6%
EUR	250,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.250	10/31/16	348,699
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	207,916
CHF	200,000	Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, Series E, MTN	2.875	07/21/17	234,859
					791,474
		Belgium— 0.7%
GBP	150,000	Anheuser-Busch InBev NV, Series E, MTN	9.750	07/30/24	352,585
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	3.875	03/31/15	278,274
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	4.500	03/27/17	293,334
					924,193
		Canada— 13.0%
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	404,895
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	548,769
CAD	300,000	Bank of Montreal, Series DPNT	2.390	07/12/17	291,934
CAD	600,000	Bank of Montreal, Series DPNT	2.240	12/11/17	577,489
CAD	700,000	Bank of Montreal, Series DPNT	6.020	05/02/18	782,062
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	329,106
CAD	650,000	Bank of Nova Scotia	2.242	03/22/18	622,364
CAD	200,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	197,942
CAD	400,000	Bank of Nova Scotia, Series DPNT	2.598	02/27/17	393,378
CAD	450,000	Bank of Nova Scotia, Series DPNT	4.100	06/08/17	465,189
CAD	1,200,000	Bank of Nova Scotia, Series DPNT	2.370	01/11/18	1,159,123
CAD	275,000	Bell Canada	3.600	12/02/15	276,573
CAD	575,000	Bell Canada	4.400	03/16/18	594,341
CAD	300,000	Bell Canada, Series M-26	3.350	03/22/23	274,761
CAD	600,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	592,372
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.200	05/22/15	196,331
CAD	250,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.750	06/01/16	241,372
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	876,152
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	822,343
CAD	300,000	CDP Financial, Inc.	4.600	07/15/20	320,118
CAD	150,000	Rogers Communications, Inc.	5.800	05/26/16	159,723
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	668,572
CAD	250,000	Royal Bank of Canada, Series DPNT	3.360	01/11/16	251,474
CAD	300,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	296,095
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	712,678
CAD	800,000	Royal Bank of Canada, Series DPNT	2.580	04/13/17	785,417
CAD	400,000	Royal Bank of Canada, Series DPNT	2.364	09/21/17	387,242
CAD	700,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	669,577
CAD	250,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	244,290
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	975,371

CAD	350,000	Shaw Communications, Inc.	5.650%	10/01/19	$380,463
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	495,878
CAD	300,000	TELUS Corp., MTN	3.350	04/01/24	273,045
CAD	150,000	TELUS Corp., Series CG	5.050	12/04/19	160,459
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	532,586
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	449,869
CAD	600,000	Toronto-Dominion Bank (The), Series DPNT	2.171	04/02/18	574,898
					17,984,251
		Denmark— 1.1%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	356,812
EUR	200,000	Danske Bank A/S, Series E, MTN	2.500	07/09/15	273,411
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	213,493
GBP	250,000	DONG Energy A/S, Series E, MTN	4.875	01/12/32	394,626
GBP	150,000	TDC A/S, MTN	5.625	02/23/23	258,552
					1,496,894
		Finland— 0.3%
EUR	300,000	Fortum OYJ, Series E, MTN	2.250	09/06/22	388,388

		France— 15.7%
EUR	350,000	Areva SA, Series E, MTN	3.875	09/23/16	494,391
EUR	150,000	Autoroutes du Sud de la France SA, Series E, MTN	5.625	07/04/22	248,556
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	2.000	09/19/19	261,695
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	4.125	07/20/20	293,911
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	279,465
EUR	200,000	BNP Paribas Fortis SA, Series E, MTN	5.757	10/04/17	301,026
EUR	350,000	BNP Paribas SA, Series E, MTN	3.500	03/07/16	493,788
EUR	200,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	298,345
EUR	700,000	BNP Paribas SA, Series E, MTN	3.750	11/25/20	1,017,717
EUR	300,000	BNP Paribas SA, Series E, MTN	2.875	10/24/22	401,349
EUR	100,000	Bouygues SA	6.125	07/03/15	146,180
EUR	100,000	Bouygues SA	4.250	07/22/20	148,168
EUR	150,000	BPCE SA, Series E, MTN	2.875	09/22/15	206,874
EUR	250,000	BPCE SA, Series E, MTN	3.750	07/21/17	360,526
EUR	200,000	Carrefour SA, Series E, MTN	4.000	04/09/20	291,732
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	144,376
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	209,674
EUR	200,000	Cie de St-Gobain, Series E, MTN	4.750	04/11/17	295,269
EUR	150,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/21	237,273
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	521,385
EUR	150,000	Credit Agricole SA, Series E, MTN	5.875	06/11/19	223,869
EUR	100,000	Credit Agricole SA/London, Series E, MTN	3.625	03/08/16	141,506
EUR	300,000	Credit Agricole SA/London, Series E, MTN	3.875	02/13/19	436,073
EUR	500,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	782,305
EUR	100,000	Credit Mutuel Arkea SA, Series E, MTN	5.000	06/28/17	150,545
EUR	300,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	505,993
EUR	300,000	Electricite de France SA, Series E, MTN	2.750	03/10/23	400,825
EUR	400,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	619,940
EUR	400,000	Electricite de France SA, Series E, MTN	4.125	03/25/27	582,348
GBP	350,000	Electricite de France SA, Series E, MTN	6.250	05/30/28	635,105
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	885,211
GBP	500,000	Electricite de France SA, Series E, MTN	5.500	03/27/37	813,487
GBP	400,000	Electricite de France SA, Series E, MTN	5.500	10/17/41	652,859
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	338,282
GBP	200,000	GDF Suez, Series E, MTN	6.125	02/11/21	371,352
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,447,727
EUR	100,000	Gie Suez Alliance, Series E, MTN	5.750	06/24/23	169,552
EUR	750,000	Orange SA, Series E, MTN	3.875	04/09/20	1,089,044
EUR	150,000	Orange SA, Series E, MTN	3.875	01/14/21	217,679
GBP	350,000	Orange SA, Series E, MTN	8.125	11/20/28	731,833
EUR	200,000	Pernod Ricard SA	5.000	03/15/17	297,224
EUR	100,000	Societe Des Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	147,569
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	285,292
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	211,607
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	486,339
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	456,703
EUR	300,000	Societe Generale SA, Series E, MTN	4.250	07/13/22	444,375
EUR	250,000	Total Capital SA, Series E, MTN	4.875	01/28/19	392,281
GBP	350,000	Veolia Environnement SA, Series E, MTN	6.125	10/29/37	610,152
EUR	100,000	Vinci SA, Series E, MTN	4.125	02/20/17	145,717

EUR	300,000	Vivendi SA, Series E, MTN	4.750%	07/13/21	$451,066
					21,775,560
		Germany— 9.0%
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	387,757
EUR	300,000	Allianz Finance II BV, Series E, MTN	3.500	02/14/22	435,859
EUR	250,000	BASF SE, Series 10Y	2.000	12/05/22	326,027
EUR	100,000	Bertelsmann SE & Co. KGaA	4.750	09/26/16	147,819
EUR	400,000	BMW Finance NV, Series E, MTN	3.625	01/29/18	586,091
EUR	250,000	BMW Finance NV, Series E, MTN	3.250	01/14/19	361,368
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	213,887
EUR	250,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	356,453
EUR	200,000	Daimler AG, Series E, MTN	4.125	01/19/17	292,857
EUR	300,000	Deutsche Bahn Finance BV, Series E, MTN	4.875	03/12/19	472,517
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	229,117
EUR	350,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	511,185
GBP	100,000	Deutsche Telekom International Finance BV, Series E, MTN	6.500	04/08/22	186,693
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	749,509
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,824,341
GBP	150,000	E.ON International Finance BV, Series E, MTN	5.875	10/30/37	274,797
NOK	2,000,000	Linde AG, Series E, MTN	2.750	09/28/17	342,946
EUR	100,000	Merck Financial Services GmbH, Series E, MTN	4.500	03/24/20	154,201
EUR	100,000	Metro AG, Series E, MTN	7.625	03/05/15	146,669
EUR	350,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	578,134
GBP	450,000	RWE Finance BV, Series E, MTN	5.500	07/06/22	788,807
GBP	200,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	361,925
GBP	300,000	RWE Finance BV, Series E, MTN	4.750	01/31/34	459,680
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	136,970
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	399,374
EUR	100,000	Siemens Financieringsmaatschappij NV, Series E, MTN	2.875	03/10/28	132,821
GBP	400,000	Siemens Financieringsmaatschappij NV, Series E, MTN	3.750	09/10/42	550,954
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	152,875
EUR	150,000	Volkswagen International Finance NV, Series E, MTN	1.875	05/15/17	204,543
EUR	250,000	Volkswagen International Finance NV, Series E, MTN	3.250	01/21/19	359,747
EUR	300,000	Volkswagen Leasing GmbH, Series E, MTN	2.375	09/06/22	398,022
					12,523,945
		Hong Kong— 0.3%
EUR	150,000	Hutchison Whampoa Europe Finance 12 Ltd., Series E, MTN	2.500	06/06/17	206,535
EUR	150,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	220,448
					426,983
		Italy— 8.4%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	427,035
EUR	500,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	696,515
EUR	200,000	Atlantia SpA, Series E, MTN	4.500	02/08/19	288,311
EUR	100,000	Enel Finance International NV, Series E, MTN	4.125	07/12/17	140,992
EUR	250,000	Enel Finance International NV, Series E, MTN	5.000	09/14/22	354,443
EUR	200,000	Enel Finance International NV, Series E, MTN	4.875	04/17/23	274,861
EUR	750,000	Enel Finance International NV, Series G, MTN (b)	5.750	10/24/18	1,132,608
EUR	200,000	Enel SpA	4.875	02/20/18	285,591
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,086,750
EUR	400,000	Eni SpA	4.125	09/16/19	587,791
EUR	400,000	Eni SpA, Series E, MTN	4.250	02/03/20	589,892
EUR	150,000	Eni SpA, Series E, MTN	4.000	06/29/20	218,432
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	552,505
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	09/19/16	413,483
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	5.000	02/28/17	425,567
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.375	10/15/19	540,488
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.150	07/16/20	134,343
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	272,617
EUR	200,000	Snam SpA, Series E, MTN	5.000	01/18/19	295,064
EUR	300,000	Telecom Italia SpA, MTN	5.125	01/25/16	420,300
EUR	300,000	Telecom Italia SpA, Series E, MTN	4.500	09/20/17	408,174
GBP	400,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	665,733
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	536,034
EUR	250,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.125	02/17/17	357,723
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	149,991
EUR	300,000	UniCredit SpA, Series E, MTN	4.875	03/07/17	421,421
					11,676,664
		Japan— 1.2%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	312,780

JPY	30,000,000	Development Bank of Japan, Inc.	2.300%	03/19/26	$352,489
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	1,024,209
					1,689,478
		Netherlands— 8.4%
EUR	700,000	ABN AMRO Bank NV, Series E, MTN	3.625	10/06/17	1,004,286
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	7.125	07/06/22	306,359
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, MTN	3.750	11/09/20	817,202
GBP	200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series 2541	4.000	09/19/22	315,827
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.375	04/21/17	715,229
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.750	01/15/18	455,340
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	3.500	10/17/18	216,930
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	01/12/21	446,924
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	4.125	09/14/22	882,755
GBP	250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series E, MTN	5.250	09/14/27	389,769
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.125	01/14/20	743,220
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank Ba/Netherlands, Series G, MTN	4.000	01/11/22	960,243
EUR	100,000	ING Bank NV	3.375	03/03/15	138,199
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	427,154
GBP	350,000	ING Bank NV, Series E, MTN	5.375	04/15/21	605,622
EUR	200,000	ING Bank NV, Series E, MTN	4.500	02/21/22	300,897
EUR	350,000	ING Groep NV, Series E, MTN	4.750	05/31/17	518,525
EUR	300,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	423,903
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	419,004
NOK	7,000,000	Nederlandse Waterschapsbank NV, Series E, MTN	3.375	04/03/17	1,224,398
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	382,056
					11,693,842
		Norway— 0.9%
EUR	275,000	DNB Bank ASA, Series E, MTN	3.875	06/29/20	405,994
EUR	250,000	DNB Bank ASA, Series E, MTN	4.250	01/18/22	378,144
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	420,232
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	75,709
					1,280,079
		Spain— 6.3%
EUR	400,000	Abbey National Treasury Services PLC/London, Series E, MTN	3.375	10/20/15	557,257
EUR	100,000	Abertis Infraestructuras SA	4.625	10/14/16	143,257
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	146,098
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	135,432
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	205,392
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	4.375	09/21/15	276,748
EUR	300,000	CaixaBank, Series D, MTN	4.125	11/20/14	412,333
EUR	150,000	Gas Natural Capital Markets SA, Series 5, MTN	4.375	11/02/16	215,043
EUR	300,000	HIT Finance BV	5.750	03/09/18	453,473
EUR	200,000	Iberdrola Finanzas SAU, Series E, MTN	4.125	03/23/20	283,024
GBP	400,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	714,378
EUR	200,000	Mapfre SA	5.125	11/16/15	281,026
EUR	200,000	Repsol International Finance BV, Series E, MTN	4.875	02/19/19	291,999
EUR	100,000	Santander International Debt SAU, Series E, MTN	3.500	08/12/14	135,400
EUR	100,000	Santander International Debt SAU, Series E, MTN	4.500	05/18/15	138,324
EUR	200,000	Santander International Debt SAU, Series E, MTN	4.625	03/21/16	278,887
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.000	03/27/17	688,948
EUR	100,000	Santander International Debt SAU, Series E, MTN	4.125	10/04/17	139,158
EUR	200,000	Santander International Debt SAU, Series E, MTN	4.000	01/24/20	271,572
EUR	200,000	Telefonica Emisiones SAU, MTN	4.750	02/07/17	287,666
EUR	300,000	Telefonica Emisiones SAU, Series E, MTN	4.797	02/21/18	433,908
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	143,404
GBP	500,000	Telefonica Emisiones SAU, Series E, MTN	5.289	12/09/22	772,392
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,389,310
					8,794,429

		Sweden— 3.1%
EUR	350,000	Nordea Bank AB, Series E, MTN	4.500%	03/26/20	$505,028
EUR	200,000	Nordea Bank AB, Series E, MTN	4.000	06/29/20	296,965
EUR	200,000	Nordea Bank AB, Series E, MTN	3.250	07/05/22	281,038
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	06/14/18	411,536
EUR	400,000	Svenska Handelsbanken AB, Series E, MTN	4.375	10/20/21	613,843
EUR	150,000	Swedbank AB, Series G, MTN	2.375	04/04/16	206,687
SEK	5,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	793,658
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	510,032
GBP	200,000	Vattenfall AB, Series E, MTN	6.875	04/15/39	413,158
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	224,509
					4,256,454
		Switzerland— 3.5%
EUR	200,000	ABB Finance BV, Series E, MTN	2.625	03/26/19	278,207
EUR	525,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	759,742
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	462,237
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	586,415
EUR	100,000	Glencore Finance Europe SA, Series E, MTN (c)	4.625	04/03/18	144,744
GBP	150,000	Glencore Finance Europe SA, Series E, MTN	6.500	02/27/19	258,985
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	734,819
CHF	500,000	Swisscom AG	3.250	09/14/18	603,331
EUR	375,000	UBS AG/London, Series E, MTN	3.500	07/15/15	524,047
EUR	100,000	UBS AG/London, Series E, MTN	6.000	04/18/18	159,145
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	364,222
					4,875,894
		United Kingdom— 21.3%
GBP	200,000	ABP Finance PLC, Series E, MTN	6.250	12/14/26	349,488
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	753,275
EUR	150,000	Barclays Bank PLC, Series E, MTN	4.125	03/15/16	215,043
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,897,998
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	886,876
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	399,601
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	282,783
GBP	450,000	BG Energy Capital PLC, Series E, MTN	5.125	12/01/25	771,768
GBP	200,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	323,880
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	219,867
GBP	200,000	British Telecommunications PLC	5.750	12/07/28	351,202
GBP	200,000	British Telecommunications PLC, Series E, MTN	6.375	06/23/37	372,824
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,403,149
GBP	200,000	Centrica PLC, Series E, MTN	4.375	03/13/29	314,892
GBP	250,000	Friends Life Group PLC	8.250	04/21/22	413,805
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	879,594
GBP	600,000	GlaxoSmithKline Capital PLC, Series E, MTN	6.375	03/09/39	1,198,594
GBP	250,000	GlaxoSmithKline Capital PLC, Series E, MTN	4.250	12/18/45	367,629
GBP	400,000	Heathrow Funding Ltd., Series E, MTN	7.125	02/14/24	732,280
GBP	1,000,000	Heathrow Funding Ltd., Series E, MTN	6.750	12/03/26	1,943,703
CAD	200,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	198,755
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	810,303
AUD	200,000	HSBC Bank PLC	6.750	03/12/15	188,925
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	288,758
EUR	450,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	668,120
EUR	200,000	HSBC France SA, Series E, MTN	1.875	01/16/20	263,989
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	451,594
EUR	250,000	HSBC Holdings PLC, Series E, MTN	6.000	06/10/19	388,834
GBP	650,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,227,240
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	576,529
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	574,657
GBP	200,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	418,545
GBP	450,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	771,116
EUR	100,000	Lloyds TSB Bank PLC, Series E, MTN	5.375	09/03/19	158,189
GBP	924,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	1,620,175
GBP	250,000	National Grid Electricity Transmission PLC, Series E, MTN	4.000	06/08/27	377,652
EUR	200,000	Nationwide Building Society, Series E, MTN	3.750	01/20/15	276,838
GBP	250,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	437,123
GBP	125,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	199,488
GBP	250,000	Rio Tinto Finance PLC, Series E, MTN	4.000	12/11/29	365,951
GBP	550,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	945,343
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	7.500	04/29/24	384,007
GBP	250,000	Scottish Widows PLC	5.500	06/16/23	376,372
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	221,045

GBP	200,000	Standard Chartered Bank, Series E, MTN	7.750%	04/03/18	$363,248
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	215,504
EUR	300,000	Standard Chartered PLC, Series E, MTN	3.625	12/15/15	422,358
EUR	300,000	Standard Chartered PLC, Series E, MTN	4.125	01/18/19	440,608
GBP	425,000	Tesco PLC, Series E, MTN	6.125	02/24/22	760,542
GBP	450,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	788,442
GBP	200,000	Transport for London, Series E, MTN	3.875	07/23/42	293,148
					29,551,649
		Total Investments
		(Cost $134,419,424)(d)— 98.2%			136,180,148
		Other assets less liabilities—1.8%			2,521,579
		Net Assets—100.0%			$138,701,727

Investment Abbreviations:

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
DIP	- Debt Issuance Program
DPNT	- Deposit Notes
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
MTN	- Medium-Term Notes
NOK	- Norwegian Krone
SEK	- Swedish Krona

Notes to Schedule of Investments:

(a) Foreign denominated security.  Principal amount denominated in currency indicated.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).  The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers.  The value of this security at July 31, 2013 was $1,132,608, which represented 0.82% of the Fund’s Net Assets.

(c) Denotes step up bond. The rate indicated is the current coupon as of July 31, 2013.

(d) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $134,424,842. The net unrealized appreciation was $1,755,306 which consisted of aggregate gross unrealized appreciation of $4,053,775 and aggregate gross unrealized depreciation of $2,298,469.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares Preferred Portfolio (PGX)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Capital Markets - 13.7%
233,266	Affiliated Managers Group, Inc., 6.38%	$5,819,987
132,178	Ameriprise Financial, Inc., 7.75%	3,496,108
191,157	Apollo Investment Corp., 6.88%(a)	4,471,162
461,424	Ares Capital Corp., 7.00%	11,853,983
466,916	Bank of New York Mellon Corp. (The), 5.20%	10,412,227
66,733	BGC Partners, Inc., 8.13%	1,721,044
339,517	Charles Schwab Corp. (The), 6.00%, Series B	8,586,385
1,439,169	Deutsche Bank Capital Funding Trust IX, 6.63% (Germany)	36,324,626
522,316	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	13,924,945
2,358,479	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	65,801,564
569,981	Goldman Sachs Group, Inc. (The), 5.50%, Series J	13,519,949
592,015	Goldman Sachs Group, Inc. (The), 5.95%	14,326,763
726,363	Goldman Sachs Group, Inc. (The), 6.13%	18,347,929
456,692	Goldman Sachs Group, Inc. (The), 6.20%, Series B	11,408,166
377,926	Goldman Sachs Group, Inc. (The), 6.50%	9,693,802
2,915,527	Morgan Stanley Capital Trust VII, 6.60%	73,354,659
241,724	Raymond James Financial, Inc., 6.90%	6,243,731
69,991	Solar Capital Ltd., 6.75%	1,632,190
359,666	State Street Corp., 5.25%, Series C	8,567,244
207,651	Stifel Financial Corp., 6.70%	5,411,385
		324,917,849
	Chemicals - 0.1%
32,188	E.I. du Pont de Nemours & Co., 4.50%, Series B	3,034,041

	Commercial Banks - 28.6%
3,657,721	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	93,052,422
1,551,823	BB&T Corp., 5.63%, Series E	36,374,731
209,420	BB&T Corp., 5.85%	5,162,203
115,187	City National Corp., 5.50%, Series C	2,705,743
103,805	Cullen/Frost Bankers, Inc., 5.38%	2,501,700
61,413	First Horizon National Corp., 6.20%, Series A	1,481,896
237,440	First Niagara Financial Group, Inc., 8.63%, Series B	6,707,680
136,969	First Republic Bank, 5.50%	3,058,518
123,973	First Republic Bank, 6.20%, Series B	3,099,325
203,867	First Republic Bank, 6.70%, Series A	5,141,526
52,206	FirstMerit Corp., 5.88%, Series A	1,219,532
2,701,123	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	73,551,579
2,472,083	HSBC Holdings PLC, 8.13% (United Kingdom)	63,804,462
598,382	Lloyds Banking Group PLC, 7.75% (United Kingdom)	15,863,107
1,289,385	PNC Financial Services Group, Inc. (The), 6.13%, Series P	33,846,356
398,164	RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)	7,899,574
361,893	Regions Financial Corp., 6.38%, Series A	8,913,424
1,087,835	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	21,038,729
895,565	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	17,732,187
675,240	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	13,889,687
735,460	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	15,356,405
1,105,571	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	24,941,682
681,388	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	18,158,990
319,353	SunTrust Banks, Inc., 5.88%, Series E	7,549,505
74,131	TCF Financial Corp., 6.45%, Series B	1,801,383
95,796	TCF Financial Corp., 7.50%	2,497,402
175,397	Texas Capital Bancshares, Inc., 6.50%, Series A	4,313,012
1,417,375	U.S. Bancorp, 6.00%, Series G	37,773,044
387,919	U.S. Bancorp, 6.50%, Series F	10,450,538
78,046	Webster Financial Corp., 6.40%, Series E	1,935,541
360,979	Wells Fargo & Co., 5.13%, Series O	7,963,197
357,226	Wells Fargo & Co., 5.20%	7,941,134
990,886	Wells Fargo & Co., 5.85%(a)	24,306,433
2,595,054	Wells Fargo & Co., 8.00%, Series J	73,673,583
223,449	Zions Bancorp, 5.75%, Series H	5,195,189
105,487	Zions Bancorp, 7.90%, Series F	2,980,008
577,389	Zions Bancorp, 9.50%, Series C	14,746,515
		678,627,942
	Commercial Services & Supplies - 0.7%
280,321	NuStar Logistics LP, 7.63%	7,394,868
63,659	Pitney Bowes, Inc., 5.25%	1,648,768
302,487	Pitney Bowes, Inc., 6.70%	7,616,623
		16,660,259
	Consumer Finance - 5.1%
433,527	Ally Financial, Inc., 7.25%	10,825,169
450,815	Ally Financial, Inc., 7.30%	11,369,554
296,969	Ally Financial, Inc., 7.35%	7,421,255
322,851	Ally Financial, Inc., 7.38%	8,148,759
627,632	Capital One Financial Corp., 6.00%, Series B	15,213,800
396,047	Discover Financial Services, 6.50%, Series B	9,897,215
1,929,034	GMAC Capital Trust I, 8.13%, Series 2	51,215,853
334,113	SLM Corp., 6.00%	7,480,790
		121,572,395
	Diversified Financial Services - 22.0%
523,723	BAC Capital Trust VIII, 6.00%	13,119,261
236,484	Bank of America Corp., 6.20%, Series D	5,888,452
946,552	Bank of America Corp., 6.38%, Series 3	23,663,800
736,263	Bank of America Corp., 6.63%, Series I	19,275,365
29,590	Bank of America Corp., 7.25%, Series L	33,224,836
500,564	Citigroup Capital IX, 6.00%	12,619,218
640,205	Citigroup Capital XI, 6.00%	16,094,754
2,972,299	Citigroup Capital XIII, 7.88%	81,738,223
1,458,668	Countrywide Capital V, 7.00%	36,627,153
71,157	Gamco Global Gold Natural Resources & Income Trust, 5.00%	1,512,086
628,486	General Electric Capital Corp., 4.70%(a)	13,273,624
1,089,602	General Electric Capital Corp., 4.88%	24,218,176
1,645,108	ING Groep NV, 7.38% (Netherlands)	41,440,271
2,888,485	ING Groep NV, 8.50% (Netherlands)	74,002,986
1,102,767	JPMorgan Chase & Co., 5.45%, Series P	25,319,530
693,066	JPMorgan Chase & Co., 5.50%, Series O	15,961,310
1,593,901	JPMorgan Chase & Co., 8.63%, Series J	39,863,464
1,187,055	JPMorgan Chase Capital XXIX, 6.70%	30,649,760
297,194	KKR Financial Holdings LLC, 7.38%, Series A	7,519,008

234,603	KKR Financial Holdings LLC, 8.38%	$6,437,506
		522,448,783
	Diversified Telecommunication - 2.1%
609,818	Qwest Corp., 6.13%(a)	13,745,298
552,013	Qwest Corp., 7.00%	13,909,279
438,246	Qwest Corp., 7.38%	11,109,536
415,807	Qwest Corp., 7.50%	10,661,291
		49,425,404
	Electric Utilities - 4.1%
85,596	Alabama Power Co., 6.45%	2,265,726
164,254	BGE Capital Trust II, 6.20%	4,129,346
354,478	Duke Energy Corp., 5.13%	8,177,807
33,886	Entergy Arkansas, Inc., 4.90%	698,390
224,409	Entergy Arkansas, Inc., 5.75%	5,441,918
151,814	Entergy Louisiana LLC, 5.25%	3,359,644
170,667	Entergy Mississippi, Inc., 6.00%	4,235,955
317,671	Entergy Texas, Inc., 7.88%	8,494,523
142,258	Interstate Power & Light Co., 5.10%, Series D	3,273,357
496,420	NextEra Energy Capital Holdings, Inc., 5.00%	10,315,608
354,182	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	7,614,913
204,583	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	4,744,280
489,926	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	11,493,664
345,148	PPL Capital Funding, Inc., 5.90%, Series B	7,934,952
671,341	SCE Trust I, 5.63%	15,299,861
		97,479,944
	Insurance - 11.7%
1,984,258	Aegon NV, 6.38% (Netherlands)	48,931,802
430,231	Aegon NV, 8.00% (Netherlands)	11,728,097
344,914	Aflac, Inc., 5.50%	8,322,775
340,207	Allstate Corp. (The), 5.10%	8,546,000
227,410	Allstate Corp. (The), 5.63%	5,707,991
339,766	American Financial Group, Inc., 6.38%	8,613,068
215,364	Arch Capital Group Ltd., 6.75%, Series C	5,463,785
90,428	Argo Group US, Inc., 6.50%	2,160,325
167,496	Aspen Insurance Holdings Ltd., 5.95%	4,304,647
193,989	Aspen Insurance Holdings Ltd., 7.25%	5,063,113
277,542	Assured Guaranty Municipal Holdings, Inc., 6.25%	6,516,686
265,860	Aviva PLC, 8.25% (United Kingdom)	7,329,760
130,000	Axis Capital Holdings Ltd., 5.50%(a)	2,789,800
321,638	Axis Capital Holdings Ltd., 6.88%, Series C	8,356,155
114,683	Endurance Specialty Holdings Ltd., 7.50%, Series B	3,029,925
178,379	Endurance Specialty Holdings Ltd., 7.75%, Series A	4,718,125
115,901	Hanover Insurance Group, Inc. (The), 6.35%	2,677,313
387,695	Hartford Financial Services Group, Inc., 7.88%	11,402,110
256,552	Maiden Holdings Ltd., 8.25%, Series A	6,660,090
1,111,239	MetLife, Inc., 6.50%, Series B	27,992,110
80,664	Montpelier Re Holdings, 8.88%	2,135,176
297,054	PartnerRe Ltd., 5.88%, Series F	6,757,979
258,070	PartnerRe Ltd., 7.25%, Series E	6,846,597
378,898	Principal Financial Group, Inc., 6.52%, Series B	9,624,009
391,916	Protective Life Corp., 6.25%	9,468,691
511,245	Prudential Financial, Inc., 5.70%	11,983,583
356,533	Prudential Financial, Inc., 5.75%	8,414,179
372,437	Prudential PLC, 6.50% (United Kingdom)	9,199,194
275,539	Reinsurance Group of America, Inc., 6.20%	7,040,021
279,997	RenaissanceRe Holdings Ltd., 5.38%(a)	6,213,133
132,534	Selective Insurance Group, Inc., 5.88%	2,915,748
70,002	Torchmark Corp., 5.88%	1,678,648
235,150	WR Berkley Corp., 5.63%	5,003,992
		277,594,627
	Machinery - 0.6%
547,526	Stanley Black & Decker, Inc., 5.75%	13,293,931

	Media - 0.2%
198,115	Comcast Corp., 5.00%	4,782,496

	Multi-Utilities - 1.2%
478,318	Dominion Resources, Inc., 8.38%, Series A	12,632,378
348,583	DTE Energy Co., 6.50%	8,989,956
82,510	Pacific Gas & Electric Co., 6.00%, Series A	2,335,033
119,490	SCANA Corp., 7.70%	3,214,281
		27,171,648
	REITs - 8.7%
78,012	Alexandria Real Estate Equities, Inc., 6.45%, Series E	1,876,969
142,166	Boston Properties, Inc., 5.25%	3,461,742
288,658	Commonwealth REIT, 5.75%	6,246,559
278,435	DDR Corp., 6.50%, Series J	6,679,656
210,194	Digital Realty Trust, Inc., 5.88%, Series G	4,540,190
300,927	Digital Realty Trust, Inc., 6.63%, Series F	7,210,211
85,371	EPR Properties, 6.63%, Series F	2,048,904
187,084	Glimcher Realty Trust, 6.88%	4,589,171
200,136	Health Care REIT, Inc., 6.50%, Series J	5,063,441
199,894	Hospitality Properties Trust, 7.13%, Series D	5,101,295
64,079	Kilroy Realty Corp., 6.38%, Series H	1,528,925
57,498	Kilroy Realty Corp., 6.88%, Series G	1,408,126
696,418	Kimco Realty Corp., 6.00%, Series I	16,902,065
226,040	National Retail Properties, Inc., 5.70%(a)	5,020,348
184,175	National Retail Properties, Inc., 6.63%, Series D	4,606,217
135,200	Ps Business Parks, Inc., 5.70%	2,979,808
287,059	PS Business Parks, Inc., 6.00%, Series T	6,651,157
199,909	PS Business Parks, Inc., 6.45%, Series S	4,915,762
174,358	Public Storage, 5.20%, Series W	3,799,261
343,873	Public Storage, 6.35%, Series R	8,669,038
1,787,599	Public Storage, 6.50%, Series Q	45,226,255
191,860	Realty Income Corp., 6.63%, Series F	4,896,267
237,164	Realty Income Corp., 6.75%, Series E	6,061,912
167,100	Regency Centers Corp., 6.63%, Series 6	4,179,171
230,112	Senior Housing Properties Trust, 5.63%	5,014,141
269,074	SL Green Realty Corp., 6.50%, Series I	6,457,776
185,630	Ventas Realty LP / Ventas Capital Corp., 5.45%	4,180,388
506,899	Vornado Realty LP, 7.88%	13,463,237
164,282	Vornado Realty Trust, 5.70%, Series K	3,765,343
390,504	Vornado Realty Trust, 6.63%, Series I	9,871,941
		206,415,276
	Real Estate Management & Development - 0.1%
136,936	Forest City Enterprises, Inc., 7.38%	3,423,400

	Thrifts & Mortgage Finance - 0.1%
95,924	Astoria Financial Corp., 6.50%, Series C	2,329,035

	Wireless Telecommunication Services - 0.9%
163,675	Telephone & Data Systems, Inc., 5.88%	3,739,974
423,150	Telephone & Data Systems, Inc., 6.63%	10,599,907
229,649	United States Cellular Corp., 6.95%	5,856,050
		20,195,931

	Total Preferred Stocks and Other Equity Interests (Cost $2,374,272,052)	$2,369,372,961

	Money Market Fund - 0.5%
11,381,179	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $11,381,179)	11,381,179

	Total Investments (Cost $2,385,653,231)(b)-100.4%	2,380,754,140
	Liabilities in excess of other assets-(0.4)%	(8,677,288)
	Net Assets-100.0%	$2,372,076,852

Investment Abbreviations:
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.3%

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $2,391,077,840. The net unrealized depreciation was $10,323,700 which consisted of aggregate gross unrealized appreciation of $59,432,385 and aggregate gross unrealized depreciation of $69,756,085.

* Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 93.1%
	Ad Valorem Property Tax — 6.9%
$300,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.050%	02/15/16	$300,000
9,000,000	City of New York NY Sub-Ser. 02C-2	0.080	08/01/20	9,000,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.600	11/15/26	5,000,000
400,000	Shelby County Tennessee Ser. 06C	0.060	12/01/31	400,000
				14,700,000
	College Revenue — 4.6%
2,900,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.080	04/01/35	2,900,000
7,000,000	University of Michigan Ser.02	0.030	04/01/32	7,000,000
				9,900,000
	Electric Power Revenue — 16.0%
7,270,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.060	10/01/34	7,270,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.280	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.280	12/01/29	9,000,000
8,800,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.080	06/01/26	8,800,000
7,000,000	Southern California Public Power Auth. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.060	07/01/23	7,000,000
				34,070,000
	Highway Tolls Revenue — 7.1%
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.550	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.550	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev. (First Tier) Ser. 06B	0.400	04/01/26	3,000,000
9,055,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.300	01/01/19	9,055,000
				15,255,000
	Hospital Revenue — 16.0%
9,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.070	08/01/24	9,000,000
4,615,000	Colorado State Health Facilities Auth. Rev. (Sisters Charity Health System) Ser. 03B	0.060	12/01/38	4,615,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.190	01/01/48	15,585,000
5,025,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.080	11/01/26	5,025,000
				34,225,000
	Income Tax Revenue — 3.0%
6,300,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Ser. 01C	0.060	02/01/32	6,300,000

	Industrial Revenue — 4.5%
700,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	0.210	08/01/32	700,000
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.450	12/01/37	1,800,000
7,100,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.060	02/01/22	7,100,000
				9,600,000
	Lease Revenue — 3.6%
4,800,000	Orange County Florida School Board COP Ser. 08C	0.050	08/01/25	4,800,000
2,915,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.060	04/01/30	2,915,000
				7,715,000
	Local Housing Revenue — 2.1%
360,000	Alabama Housing Financing Auth. Ref. Ser. 89	0.700	04/01/14	360,000
4,200,000	New York State Housing Finance Agency (505 West 37th Street) Ser. 09A	0.110	05/01/42	4,200,000
				4,560,000

	Miscellaneous Revenue — 11.3%
$400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.100%	08/01/16	$400,000
2,885,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.110	06/01/29	2,885,000
10,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.280	12/01/20	10,000,000
10,000,000	Illinois State Ser. 03B	2.000	10/01/33	10,000,000
900,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.110	03/01/25	900,000
				24,185,000
	Multiple Utility Revenue — 4.2%
8,860,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.210	11/01/36	8,860,000

	Sales Tax Revenue — 4.7%
10,095,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.300	07/01/27	10,095,000

	Water Revenue — 9.1%
4,700,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.030	07/01/37	4,700,000
14,790,000	Pittsburgh Pennsylvania Water & Sewer Auth. Rev. (First Lien) Ser. 07B-1 AGM	0.200	09/01/33	14,790,000
				19,490,000
	Total Investments
	(Cost $198,955,000)(c)(d)— 93.1%			198,955,000
	Other assets less liabilities—6.9%			14,734,282
	Net Assets—100.0%			$213,689,282

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Notes to Schedule of Investments:

(a) Variable rate coupon. Stated interest rate was in effect at July 31, 2013.

(b) Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(c) This table, as of July 31, 2013, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	27.7%
Assured Guaranty Corp.	5.1

(d) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation/depreciation for the nine-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares DWA SmallCap Technical Leaders™ Portfolio (DWAS)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 26.4%
128,818	1-800-Flowers.com, Inc., Class A(a)	$847,622
30,289	AFC Enterprises, Inc.(a)	1,114,635
19,916	Asbury Automotive Group, Inc.(a)	972,697
38,406	Big 5 Sporting Goods Corp.	778,490
16,322	Cabela’s, Inc.(a)	1,120,342
39,234	Carmike Cinemas, Inc.(a)	718,767
24,699	Cheesecake Factory, Inc. (The)	1,048,226
74,290	Conn’s, Inc.(a)	4,800,620
11,436	Cracker Barrel Old Country Store, Inc.	1,119,584
138,143	Dana Holding Corp.	3,018,425
49,180	Domino’s Pizza, Inc.	3,077,684
35,558	Dorman Products, Inc.	1,674,071
224,010	Entravision Communications Corp., Class A	1,274,617
25,951	Fiesta Restaurant Group, Inc.(a)	818,754
53,342	Fifth & Pacific Cos., Inc.(a)	1,270,606
55,588	Gentherm, Inc.(a)	1,133,995
45,425	hhgregg, Inc.(a)	712,718
222,204	Hovnanian Enterprises, Inc., Class A(a)	1,188,791
36,944	Interval Leisure Group, Inc.	794,665
43,842	KB Home	778,196
77,295	Krispy Kreme Doughnuts, Inc.(a)	1,624,741
98,169	LIN Media LLC, Class A(a)	1,585,429
47,860	Lions Gate Entertainment Corp.(a)	1,556,886
36,464	Lithia Motors, Inc., Class A	2,378,911
50,452	Live Nation Entertainment, Inc.(a)	826,404
23,141	Lumber Liquidators Holdings, Inc.(a)	2,240,512
23,496	Monro Muffler Brake, Inc.	1,010,563
60,716	Multimedia Games Holding Co., Inc.(a)	2,124,453
16,633	Nathan’s Famous, Inc.(a)	952,406
40,836	Nexstar Broadcasting Group, Inc., Class A	1,471,729
49,871	Overstock.com, Inc.(a)	1,696,113
33,415	Oxford Industries, Inc.	2,261,193
13,663	Papa John’s International, Inc.(a)	913,508
188,136	Pier 1 Imports, Inc.	4,421,196
122,189	Quiksilver, Inc.(a)	772,235
14,741	Red Robin Gourmet Burgers, Inc.(a)	838,468
99,661	Ruth’s Hospitality Group, Inc. (a)	1,191,946
22,363	Ryland Group, Inc. (The)	904,360
88,479	Saks, Inc.(a)	1,417,434
25,905	Shutterfly, Inc.(a)	1,388,249
133,705	Sinclair Broadcast Group, Inc., Class A	3,771,818
27,341	Six Flags Entertainment Corp.	1,005,875
28,470	Standard Motor Products, Inc.	979,083
105,644	Standard Pacific Corp.(a)	864,168
51,798	Steven Madden Ltd.(a)	2,663,453
29,250	Texas Roadhouse, Inc.	714,870
37,991	Tower International, Inc.(a)	847,579
78,086	Tuesday Morning Corp.(a)	876,125
34,910	Unifi, Inc.(a)	800,835
36,754	Winnebago Industries, Inc.(a)	879,156
		73,243,203
	Consumer Staples - 2.6%
66,845	Boulder Brands, Inc.(a)	862,969
41,436	Darling International, Inc.(a)	841,151
104,721	Inventure Foods, Inc.(a)	928,875
28,041	Orchids Paper Products Co.	760,472
54,350	Pilgrim’s Pride Corp. (Brazil)(a)	903,297
30,431	Prestige Brands Holdings, Inc.(a)	1,031,915
290,120	Rite Aid Corp.(a)	870,360
139,573	SUPERVALU, Inc.(a)	1,117,980
		7,317,019
	Energy - 2.3%
56,024	Crosstex Energy, Inc.	1,125,522
135,712	Evolution Petroleum Corp.(a)	1,678,758
30,140	Exterran Holdings, Inc.(a)	956,945
16,597	Gulfport Energy Corp.(a)	882,960
15,854	Hornbeck Offshore Services, Inc.(a)	839,469
53,886	Renewable Energy Group, Inc.(a)	839,544
		6,323,198
	Financials - 16.5%
36,224	AmTrust Financial Services, Inc.	1,508,005
56,819	Arlington Asset Investment Corp., Class A	1,436,384
30,175	Bank of the Ozarks, Inc.	1,441,761
43,085	BofI Holding, Inc.(a)	2,337,361
13,066	C&F Financial Corp.	706,087
91,838	CNO Financial Group, Inc.	1,311,447
80,702	CubeSmart REIT	1,307,372
37,697	Eagle Bancorp, Inc.(a)	990,300
55,961	FBL Financial Group, Inc., Class A	2,475,155
16,796	Financial Engines, Inc.	801,841
31,590	First Cash Financial Services, Inc.(a)	1,686,906
24,178	First Financial Bankshares, Inc.	1,490,574
433	First Financial Holdings, Inc.	24,030
75,494	First Financial Northwest, Inc.	804,766
52,321	First Industrial Realty Trust, Inc. REIT	855,972
74,866	Glimcher Realty Trust REIT	841,494
45,346	HCI Group, Inc.	1,655,129
97,682	HFF, Inc., Class A	2,051,322
30,008	Horace Mann Educators Corp.	850,427
91,233	iStar Financial, Inc. REIT(a)	1,036,407
66,143	Lexington Realty Trust REIT	829,433
40,281	MarketAxess Holdings, Inc.	2,082,528
20,540	Nationstar Mortgage Holdings, Inc.(a)	950,591
28,119	Nelnet, Inc., Class A	1,093,267
29,005	Ocwen Financial Corp.(a)	1,381,218
56,598	One Liberty Properties, Inc. REIT	1,314,771
7,174	Portfolio Recovery Associates, Inc.(a)	1,071,150
132,931	Radian Group, Inc.	1,867,681
171,176	Strategic Hotels & Resorts, Inc. REIT(a)	1,516,619
58,604	Tree.com, Inc.	1,107,030
24,145	Virtus Investment Partners, Inc.(a)	4,503,042
136,594	Waterstone Financial, Inc.(a)	1,486,143
10,999	World Acceptance Corp.(a)	915,997
		45,732,210
	Health Care - 19.3%
121,257	Acadia Healthcare Co., Inc.(a)	4,470,746
21,293	Aegerion Pharmaceuticals, Inc.(a)	1,950,226
30,668	Align Technology, Inc.(a)	1,319,951
33,242	Alnylam Pharmaceuticals, Inc.(a)	1,534,783

48,660	BioScrip, Inc.(a)	$790,725
63,739	Cambrex Corp.(a)	933,776
31,866	Cantel Medical Corp.	845,724
71,682	Capital Senior Living Corp.(a)	1,651,553
85,444	Celldex Therapeutics, Inc.(a)	1,749,893
16,264	Centene Corp.(a)	902,164
20,317	Clovis Oncology, Inc.(a)	1,582,288
54,658	Derma Sciences, Inc.(a)	776,690
75,191	Endocyte, Inc.(a)	1,351,182
299,977	Exact Sciences Corp.(a)	4,115,685
34,681	ExamWorks Group, Inc.(a)	842,055
60,166	HealthStream, Inc.(a)	1,895,229
27,839	Isis Pharmaceuticals, Inc.(a)	803,155
63,088	Jazz Pharmaceuticals PLC(a)	4,763,775
67,525	Lannett Co., Inc.(a)	937,922
28,179	Ligand Pharmaceuticals, Inc., Class B(a)	1,335,121
158,161	MannKind Corp.(a)	1,221,003
34,109	Medicines Co. (The)(a)	1,053,968
14,412	Medidata Solutions, Inc.(a)	1,333,542
10,161	MWI Veterinary Supply, Inc.(a)	1,444,589
34,568	Neogen Corp.(a)	1,952,401
85,867	Neurocrine Biosciences, Inc.(a)	1,201,279
180,269	Orexigen Therapeutics, Inc.(a)	1,370,045
36,160	Pacira Pharmaceuticals, Inc.(a)	1,226,909
22,614	PAREXEL International Corp.(a)	1,118,262
16,027	Questcor Pharmaceuticals, Inc.	1,070,924
39,894	Repros Therapeutics, Inc.(a)	823,013
92,816	Santarus, Inc.(a)	2,257,285
57,657	Spectranetics Corp.(a)	1,038,979
18,068	Team Health Holdings, Inc.(a)	726,695
17,259	West Pharmaceutical Services, Inc.	1,273,024
		53,664,561
	Industrials - 12.5%
26,716	A.O. Smith Corp.	1,103,905
42,386	Alaska Air Group, Inc.(a)	2,592,752
34,225	Altra Holdings, Inc.	853,571
7,151	AMERCO	1,189,354
21,288	American Woodmark Corp.(a)	738,481
31,378	Arkansas Best Corp.	680,903
34,617	Astronics Corp.(a)	1,367,718
21,873	Barrett Business Services, Inc.	1,536,797
208,426	Builders FirstSource, Inc.(a)	1,229,713
55,922	GenCorp, Inc.(a)	979,194
10,833	Genesee & Wyoming, Inc., Class A(a)	971,287
49,823	GP Strategies Corp.(a)	1,315,825
38,847	HEICO Corp.	2,206,510
24,390	Hexcel Corp.(a)	858,772
82,026	Interface, Inc.	1,557,674
56,715	Lydall, Inc.(a)	882,485
6,402	Middleby Corp. (The)(a)	1,145,574
11,780	Nortek, Inc.(a)	795,268
18,239	Old Dominion Freight Line, Inc.(a)	796,680
79,309	On Assignment, Inc.(a)	2,421,304
244,800	PGT, Inc.(a)	2,448,000
41,505	Primoris Services Corp.	863,304
35,334	Saia, Inc.(a)	1,057,900
23,889	Spirit Airlines, Inc.(a)	789,531
20,566	TAL International Group, Inc.	827,781
11,239	Teledyne Technologies, Inc.(a)	901,031
17,610	Trex Co., Inc.(a)	833,657
57,133	US Airways Group, Inc.(a)	1,105,524
22,798	WageWorks, Inc.(a)	769,888
		34,820,383
	Information Technology - 13.2%
24,770	3D Systems Corp.(a)	1,169,887
67,510	Agilysys, Inc.(a)	782,441
29,780	Angie’s List, Inc.(a)	655,756
26,399	Aspen Technology, Inc.(a)	859,024
32,342	Bottomline Technologies, Inc.(a)	940,182
98,395	CalAmp Corp.(a)	1,510,363
52,490	Computer Task Group, Inc.	976,314
18,471	Cornerstone OnDemand, Inc.(a)	813,463
5,812	CoStar Group, Inc.(a)	909,869
40,028	ePlus, Inc.	2,541,378
32,522	ExlService Holdings, Inc.(a)	910,616
12,402	FEI Co.	960,535
29,679	Interactive Intelligence Group, Inc.(a)	1,685,767
13,479	Littelfuse, Inc.	1,078,185
13,130	Manhattan Associates, Inc.(a)	1,159,904
152,572	Market Leader, Inc.(a)	1,786,618
42,325	MAXIMUS, Inc.	1,591,843
50,436	Measurement Specialties, Inc.(a)	2,510,704
55,149	Monotype Imaging Holdings, Inc.	1,352,805
121,362	PDF Solutions, Inc.(a)	2,490,348
34,388	PROS Holdings, Inc.(a)	1,128,614
20,925	Semtech Corp.(a)	632,981
22,676	SPS Commerce, Inc.(a)	1,463,282
11,875	Stratasys Ltd.(a)	1,052,719
162,586	SunEdison, Inc.(a)	1,638,867
13,915	Tyler Technologies, Inc.(a)	1,038,337
57,363	Web.com Group, Inc.(a)	1,490,291
15,817	Wex, Inc.(a)	1,375,130
		36,506,223
	Materials - 6.9%
46,720	Balchem Corp.	2,324,787
13,529	Eagle Materials, Inc.	912,937
238,522	Graphic Packaging Holding Co.(a)	2,051,289
192,887	Headwaters, Inc.(a)	1,818,925
41,342	Innospec, Inc.	1,774,399
101,838	KapStone Paper and Packaging Corp.	4,485,964
43,681	Neenah Paper, Inc.	1,728,457
82,531	PolyOne Corp.	2,385,971
11,746	Quaker Chemical Corp.	774,884
43,293	UFP Technologies, Inc.(a)	920,842
		19,178,455
	Telecommunication Services - 0.3%
27,366	Cogent Communications Group, Inc.	783,215

	Total Investments (Cost $257,057,958)(b)-100.0%	277,568,467
	Liabilities in excess of other assets-(0.0)%	(13,956)
	Net Assets-100.0%	$277,554,511

Investment Abbreviations:

REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $257,058,242. The net unrealized appreciation was $20,510,225 which consisted of aggregate gross unrealized appreciation of $22,566,413 and aggregate gross unrealized depreciation of $2,056,188.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 3.3%
23,915	Dorman Products, Inc.	$1,125,918
16,980	Drew Industries, Inc.	693,294
27,689	Spartan Motors, Inc.	167,795
17,428	Standard Motor Products, Inc.	599,349
20,491	Superior Industries International, Inc.	373,141
		2,959,497
	Automobiles - 0.7%
24,762	Winnebago Industries, Inc.(a)	592,307

	Distributors - 2.7%
41,187	Pool Corp.	2,173,850
17,043	VOXX International Corp.(a)	230,933
		2,404,783
	Diversified Consumer Services - 5.4%
15,533	American Public Education, Inc.(a)	613,709
9,844	Capella Education Co.(a)	482,454
44,959	Career Education Corp.(a)	144,768
69,197	Corinthian Colleges, Inc.(a)	155,001
55,410	Hillenbrand, Inc.	1,373,614
13,811	ITT Educational Services, Inc.(a)	362,263
19,907	Lincoln Educational Services Corp.	124,817
24,758	Outerwall, Inc.(a)	1,367,879
18,741	Universal Technical Institute, Inc.	219,270
		4,843,775
	Hotels, Restaurants & Leisure - 20.9%
1,063	Biglari Holdings, Inc.(a)	442,803
21,867	BJ’s Restaurants, Inc.(a)	779,340
49,834	Boyd Gaming Corp.(a)	663,291
16,550	Buffalo Wild Wings, Inc.(a)	1,714,249
14,746	CEC Entertainment, Inc.	613,286
20,987	Cracker Barrel Old Country Store, Inc.	2,054,627
14,343	DineEquity, Inc.	999,277
34,384	Interval Leisure Group, Inc.	739,600
39,246	Jack in the Box, Inc.(a)	1,573,372
16,502	Marcus Corp.	213,701
25,881	Marriott Vacations Worldwide Corp.(a)	1,138,764
8,410	Monarch Casino & Resort, Inc.(a)	172,405
25,471	Multimedia Games Holding Co., Inc.(a)	891,230
14,420	Papa John’s International, Inc.(a)	964,121
51,512	Pinnacle Entertainment, Inc.(a)	1,094,630
11,368	Red Robin Gourmet Burgers, Inc.(a)	646,612
50,483	Ruby Tuesday, Inc.(a)	369,536
31,612	Ruth’s Hospitality Group, Inc. (a)	378,079
49,768	SHFL entertainment, Inc.(a)	1,132,222
46,575	Sonic Corp.(a)	715,858
51,171	Texas Roadhouse, Inc.	1,250,619
		18,547,622
	Household Durables - 10.3%
28,147	American Greetings Corp., Class A	535,919
9,320	Blyth, Inc.	130,573
22,953	Ethan Allen Interiors, Inc.	697,083
28,148	Helen of Troy Ltd.(a)	1,195,727
23,440	iRobot Corp.(a)	819,462
46,194	La-Z-Boy, Inc.	957,602
21,329	M/I Homes, Inc.(a)	453,454
27,749	Meritage Homes Corp.(a)	1,255,920
40,695	Ryland Group, Inc. (The)	1,645,706
127,486	Standard Pacific Corp.(a)	1,042,835
13,231	Universal Electronics, Inc.(a)	407,912
		9,142,193
	Internet & Catalog Retail - 1.2%
10,935	Blue Nile, Inc.(a)	424,606
25,259	Nutrisystem, Inc.	315,990
17,743	PetMed Express, Inc.	297,195
		1,037,791
	Leisure Equipment & Products - 5.7%
11,630	Arctic Cat, Inc.	640,115
79,812	Brunswick Corp.	3,012,903
61,241	Callaway Golf Co.	439,711
18,500	JAKKS Pacific, Inc.	111,185
17,047	Sturm Ruger & Co., Inc.	867,181
		5,071,095
	Media - 4.7%
23,549	Arbitron, Inc.	1,082,312
22,542	Digital Generation, Inc.(a)	174,700
26,152	E.W. Scripps Co. (The), Class A(a)	434,385
38,233	Harte-Hanks, Inc.	365,507
127,157	Live Nation Entertainment, Inc.(a)	2,082,832
		4,139,736
	Multi-line Retail - 1.0%
29,810	Fred’s, Inc., Class A	512,732
37,790	Tuesday Morning Corp.(a)	424,004
		936,736
	Specialty Retail - 29.0%
15,066	Big 5 Sporting Goods Corp.	305,388
35,985	Brown Shoe Co., Inc.	855,363
24,303	Buckle, Inc. (The)	1,360,482
23,753	Cato Corp. (The), Class A	668,647
19,842	Children’s Place Retail Stores, Inc. (The)(a)	1,072,262
32,045	Christopher & Banks Corp.(a)	219,188
43,449	Finish Line, Inc. (The), Class A	967,175
38,843	Francesca’s Holdings Corp.(a)	965,637
21,186	Genesco, Inc.(a)	1,491,071
19,127	Group 1 Automotive, Inc.	1,392,254
17,548	Haverty Furniture Cos., Inc.	456,248
22,926	Hibbett Sports, Inc.(a)	1,344,610
24,679	Jos. A. Bank Clothiers, Inc.(a)	1,008,384
13,266	Kirkland’s, Inc.(a)	233,216
18,570	Lithia Motors, Inc., Class A	1,211,507
24,237	Lumber Liquidators Holdings, Inc.(a)	2,346,626
21,299	MarineMax, Inc.(a)	247,707
41,696	Men’s Wearhouse, Inc. (The)	1,664,921
25,933	Monro Muffler Brake, Inc.	1,115,378
76,767	OfficeMax, Inc.	874,376
46,933	PEP Boys-Manny Moe & Jack (The)(a)	584,316
13,673	Rue21, Inc.(a)	571,258
49,102	Select Comfort Corp.(a)	1,121,981
30,375	Sonic Automotive, Inc., Class A	672,502
28,815	Stage Stores, Inc.	719,222

24,512	Stein Mart, Inc.	$342,433
26,659	Vitamin Shoppe, Inc.(a)	1,280,432
23,238	Zale Corp.(a)	215,649
18,903	Zumiez, Inc.(a)	521,156
		25,829,389
	Textiles, Apparel & Luxury Goods - 15.1%
77,748	Crocs, Inc.(a)	1,062,815
105,839	Fifth & Pacific Cos., Inc.(a)	2,521,085
50,312	Iconix Brand Group, Inc.(a)	1,652,246
20,545	Maidenform Brands, Inc.(a)	479,931
15,763	Movado Group, Inc.	575,034
12,578	Oxford Industries, Inc.	851,153
10,368	Perry Ellis International, Inc.	208,397
110,895	Quiksilver, Inc.(a)	700,857
33,927	Skechers U.S.A., Inc., Class A(a)	925,529
36,286	Steven Madden Ltd.(a)	1,865,826
44,272	Wolverine World Wide, Inc.	2,546,083
		13,388,956
	Total Common Stocks (Cost $64,917,351)	88,893,880

	Money Market Fund - 0.8%
674,742	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $674,742)	674,742

	Total Investments (Cost $65,592,093)(b)-100.8%	89,568,622
	Liabilities in excess of other assets-(0.8)%	(668,292)
	Net Assets-100.0%	$88,900,330

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $66,529,025. The net unrealized appreciation was $23,039,597 which consisted of aggregate gross unrealized appreciation of $25,755,197 and aggregate gross unrealized depreciation of $2,715,600.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Beverages - 4.5%
9,142	Boston Beer Co., Inc. (The), Class A(a)(b)	$1,636,235

	Food & Staples Retailing - 18.4%
29,153	Andersons, Inc. (The)	1,729,356
53,331	Casey’s General Stores, Inc.	3,532,112
23,471	Nash Finch Co.	550,395
41,865	Spartan Stores, Inc.	823,485
		6,635,348
	Food Products - 60.0%
46,473	B&G Foods, Inc.	1,619,120
24,181	Calavo Growers, Inc.	656,756
26,725	Cal-Maine Foods, Inc.	1,354,423
164,457	Darling International, Inc.(b)	3,338,477
42,548	Diamond Foods, Inc.	867,554
65,747	Hain Celestial Group, Inc. (The)(b)	4,796,901
20,062	J & J Snack Foods Corp.	1,598,540
22,008	Sanderson Farms, Inc.	1,554,645
14,802	Seneca Foods Corp., Class A(b)	520,290
55,631	Snyders-Lance, Inc.	1,760,721
50,427	TreeHouse Foods, Inc.(b)	3,579,813
		21,647,240
	Household Products - 6.0%
79,928	Central Garden & Pet Co., Class A(b)	602,657
26,998	WD-40 Co.	1,552,655
		2,155,312
	Personal Products - 9.4%
31,146	Inter Parfums, Inc.	1,027,195
23,235	Medifast, Inc.(b)	635,245
51,457	Prestige Brands Holdings, Inc.(b)	1,744,907
		3,407,347
	Tobacco - 1.7%
157,524	Alliance One International, Inc.(b)	600,167

	Total Common Stocks (Cost $31,569,165)	36,081,649

	Money Market Fund - 0.0%
6,446	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $6,446)	6,446

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $31,575,611)-100.0%	36,088,095

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.5%
533,890	Invesco Liquid Assets Portfolio - Institutional Class (Money Market Fund) (Cost $533,890)(c)(d)	533,890

	Total Investments (Cost $32,109,501)(e)-101.5%	36,621,985
	Liabilities in excess of other assets-(1.5)%	(530,471)
	Net Assets-100.0%	$36,091,514

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2013.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for  tax purposes was $32,376,592. The net unrealized appreciation was $4,245,393 which consisted of aggregate gross unrealized appreciation of $5,327,318 and aggregate gross unrealized depreciation of $1,081,925.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Energy Portfolio (PSCE)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 50.6%
31,158	Basic Energy Services, Inc.(a)	$356,448
39,183	Bristow Group, Inc.	2,664,836
50,991	C&J Energy Services, Inc.(a)	986,676
21,705	Era Group, Inc.(a)	529,385
71,194	Exterran Holdings, Inc.(a)	2,260,409
14,658	Geospace Technologies Corp.(a)	1,090,702
16,413	Gulf Island Fabrication, Inc.	405,893
34,912	Hornbeck Offshore Services, Inc.(a)	1,848,590
137,113	ION Geophysical Corp.(a)	843,245
29,598	Matrix Service Co.(a)	469,128
70,425	Pioneer Energy Services Corp.(a)	477,482
17,014	SEACOR Holdings, Inc.	1,489,746
35,816	Tesco Corp.(a)	474,204
88,858	TETRA Technologies, Inc.(a)	899,243
		14,795,987
	Oil, Gas & Consumable Fuels - 49.4%
37,922	Approach Resources, Inc.(a)	1,004,554
41,722	Carrizo Oil & Gas, Inc.(a)	1,321,336
69,050	Cloud Peak Energy, Inc.(a)	1,106,871
50,988	Comstock Resources, Inc.(a)	855,069
14,492	Contango Oil & Gas Co.(a)	560,260
135,473	Forest Oil Corp.(a)	693,622
74,639	Gulfport Energy Corp.(a)	3,970,795
67,345	Northern Oil And Gas, Inc.(a)	889,627
26,225	PDC Energy, Inc.(a)	1,446,309
62,199	Penn Virginia Corp.(a)	313,483
64,392	PetroQuest Energy, Inc.(a)	289,764
56,727	Stone Energy Corp.(a)	1,381,870
49,223	Swift Energy Co.(a)	627,101
		14,460,661
	Total Investments (Cost $29,648,779)(b)-100.0%	29,256,648
	Liabilities in excess of other assets-(0.0)%	(14,588)
	Net Assets-100.0%	$29,242,060

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,509,290. The net unrealized depreciation was $1,252,642 which consisted of aggregate gross unrealized appreciation of $4,006,648 and aggregate gross unrealized depreciation of $5,259,290.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Financials Portfolio (PSCF)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Capital Markets - 8.4%
13,951	Calamos Asset Management, Inc., Class A	$148,578
19,884	Evercore Partners, Inc., Class A	942,899
28,994	Financial Engines, Inc.	1,384,174
22,335	HFF, Inc., Class A	469,035
25,359	Investment Technology Group, Inc.(a)	360,351
10,820	Piper Jaffray Cos., Inc.(a)	363,011
144,209	Prospect Capital Corp.	1,579,089
40,288	Stifel Financial Corp.(a)	1,516,843
19,303	SWS Group, Inc.(a)	115,046
3,944	Virtus Investment Partners, Inc.(a)	735,556
		7,614,582
	Commercial Banks - 33.3%
20,478	Bank of the Ozarks, Inc.	978,439
11,915	Banner Corp.	441,808
53,821	BBCN Bancorp, Inc.	786,325
53,878	Boston Private Financial Holdings, Inc.	595,352
10,671	City Holding Co.	472,298
34,772	Columbia Banking System, Inc.	868,605
27,260	Community Bank System, Inc.	914,300
60,077	CVB Financial Corp.	786,408
98,823	F.N.B. Corp.	1,249,123
47,958	First BanCorp.(a)	361,124
66,713	First Commonwealth Financial Corp.	501,015
39,423	First Financial Bancorp	635,105
20,414	First Financial Bankshares, Inc.	1,258,523
51,157	First Midwest Bancorp, Inc.	781,167
49,081	Glacier Bancorp, Inc.	1,194,632
21,526	Hanmi Financial Corp.(a)	365,942
31,421	Home BancShares, Inc.	858,422
15,593	Independent Bank Corp.	580,683
37,343	MB Financial, Inc.	1,074,732
80,352	National Penn Bancshares, Inc.	866,998
29,845	NBT Bancorp, Inc.	673,602
69,076	Old National Bancorp	995,385
26,805	PacWest Bancorp	949,433
22,513	Pinnacle Financial Partners, Inc.(a)	641,170
42,846	PrivateBancorp, Inc.	1,010,737
20,253	S&T Bancorp, Inc.	495,793
11,251	Simmons First National Corp., Class A	307,715
21,095	Sterling Bancorp	285,837
127,064	Susquehanna Bancshares, Inc.	1,689,951
9,911	Taylor Capital Group, Inc.(a)	222,304
27,790	Texas Capital Bancshares, Inc.(a)	1,264,167
7,880	Tompkins Financial Corp.	355,624
22,101	UMB Financial Corp.	1,321,640
76,296	Umpqua Holdings Corp.	1,284,825
31,274	United Bankshares, Inc.	885,680
31,497	United Community Banks, Inc.(a)	429,304
24,500	ViewPoint Financial Group, Inc.	528,465
42,269	Wilshire Bancorp, Inc.	371,544
25,240	Wintrust Financial Corp.	1,032,568
		30,316,745
	Consumer Finance - 5.9%
19,444	Cash America International, Inc.	816,648
15,846	Encore Capital Group, Inc.(a)	615,776
32,490	EZCORP, Inc., Class A(a)	587,419
18,296	First Cash Financial Services, Inc.(a)	977,006
11,519	Portfolio Recovery Associates, Inc.(a)	1,719,902
8,408	World Acceptance Corp.(a)	700,218
		5,416,969
	Diversified Financial Services - 1.9%
27,840	Interactive Brokers Group, Inc., Class A	451,008
25,558	MarketAxess Holdings, Inc.	1,321,349
		1,772,357
	Insurance - 10.3%
12,531	AMERISAFE, Inc.	447,733
13,266	eHealth, Inc.(a)	407,797
21,091	Employers Holdings, Inc.	554,482
27,045	Horace Mann Educators Corp.	766,455
7,852	Infinity Property & Casualty Corp.	510,459
31,956	Meadowbrook Insurance Group, Inc.	242,546
7,222	Navigators Group, Inc. (The)(a)	418,587
42,125	ProAssurance Corp.	2,254,951
11,603	RLI Corp.	957,712
8,738	Safety Insurance Group, Inc.	469,842
37,842	Selective Insurance Group, Inc.	925,237
14,057	Stewart Information Services Corp.	434,783
26,613	Tower Group International Ltd.	582,026
14,816	United Fire Group, Inc.	385,364
		9,357,974
	Real Estate Investment Trusts - 35.9%
37,531	Acadia Realty Trust REIT	967,549
8,573	Agree Realty Corp. REIT	258,562
34,323	Associated Estates Realty Corp. REIT	524,455
37,446	Cedar Realty Trust, Inc. REIT	207,451
56,506	Colonial Properties Trust REIT	1,368,010
14,571	Coresite Realty Corp. REIT	494,831
114,479	Cousins Properties, Inc. REIT	1,173,410
133,189	DiamondRock Hospitality Co. REIT	1,291,933
20,618	EastGroup Properties, Inc. REIT	1,275,429
32,055	EPR Properties REIT	1,614,931
59,397	Franklin Street Properties Corp. REIT	790,574
48,789	Geo Group, Inc. (The) REIT	1,693,954
18,207	Getty Realty Corp. REIT	374,882
37,251	Government Properties Income Trust REIT	941,333
65,067	Healthcare Realty Trust, Inc. REIT	1,672,873
58,956	Inland Real Estate Corp. REIT	606,657
58,593	Kite Realty Group Trust REIT	338,082
65,104	LaSalle Hotel Properties REIT	1,753,902
125,435	Lexington Realty Trust REIT	1,572,955
23,314	LTC Properties, Inc. REIT	901,552
102,262	Medical Properties Trust, Inc. REIT	1,493,025
29,114	Mid-America Apartment Communities, Inc. REIT	1,966,651
28,584	Parkway Properties, Inc. REIT	500,220
42,601	Pennsylvania Real Estate Investment Trust REIT	881,841
37,198	Post Properties, Inc. REIT	1,730,451
12,271	PS Business Parks, Inc. REIT	899,096
25,441	Sabra Health Care REIT, Inc.	667,572
8,766	Saul Centers, Inc. REIT	397,801

21,402	Sovran Self Storage, Inc. REIT	$1,478,878
64,339	Tanger Factory Outlet Centers, Inc. REIT	2,086,514
8,648	Universal Health Realty Income Trust REIT	375,929
17,528	Urstadt Biddle Properties, Inc., Class A REIT	370,191
		32,671,494
	Real Estate Management & Development - 0.6%
23,646	Forestar Group, Inc.(a)	510,990

	Thrifts & Mortgage Finance - 3.7%
29,419	Bank Mutual Corp.	182,692
47,545	Brookline Bancorp, Inc.	468,794
19,889	Dime Community Bancshares, Inc.	349,052
63,876	Northwest Bancshares, Inc.	882,766
26,589	Oritani Financial Corp.	432,337
36,601	Provident Financial Services, Inc.	651,132
64,195	TrustCo Bank Corp. NY	381,318
		3,348,091
	Total Common Stocks and Other Equity Interests (Cost $69,877,668)	91,009,202

	Money Market Fund - 0.2%
168,481	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $168,481)	168,481

	Total Investments (Cost $70,046,149)(b)-100.2%	91,177,683
	Liabilities in excess of other assets-(0.2)%	(156,507)
	Net Assets-100.0%	$91,021,176

Investment Abbreviations:

REIT                  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $70,522,133. The net unrealized appreciation was $20,655,550 which consisted of aggregate gross unrealized appreciation of $21,524,191 and aggregate gross unrealized depreciation of $868,641.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 10.9%
77,942	Acorda Therapeutics, Inc.(a)	$2,959,458
113,105	ArQule, Inc.(a)	301,990
125,285	Cubist Pharmaceuticals, Inc.(a)	7,809,014
49,275	Emergent Biosolutions, Inc.(a)	871,675
87,795	Momenta Pharmaceuticals, Inc.(a)	1,515,342
100,341	Spectrum Pharmaceuticals, Inc.	846,878
		14,304,357
	Health Care Equipment & Supplies - 32.0%
39,918	Abaxis, Inc.	1,680,548
67,726	Abiomed, Inc.(a)	1,698,568
137,897	Align Technology, Inc.(a)	5,935,087
23,537	Analogic Corp.	1,680,307
62,346	Cantel Medical Corp.	1,654,663
53,283	CONMED Corp.	1,747,682
48,030	CryoLife, Inc.	340,052
45,665	Cyberonics, Inc.(a)	2,374,123
35,495	Cynosure, Inc., Class A(a)	1,010,898
45,923	Greatbatch, Inc.(a)	1,735,889
98,138	Haemonetics Corp.(a)	4,143,386
24,650	ICU Medical, Inc.(a)	1,767,159
38,825	Integra LifeSciences Holdings(a)	1,529,317
55,960	Invacare Corp.	873,536
79,674	Meridian Bioscience, Inc.	1,970,338
76,853	Merit Medical Systems, Inc.(a)	1,009,848
58,384	Natus Medical, Inc.(a)	746,731
43,206	Neogen Corp.(a)	2,440,275
84,982	NuVasive, Inc.(a)	1,939,289
23,125	SurModics, Inc.(a)	468,050
71,621	Symmetry Medical, Inc.(a)	623,819
66,447	West Pharmaceutical Services, Inc.	4,901,131
		42,270,696
	Health Care Providers & Services - 28.2%
67,234	Air Methods Corp.	2,258,390
15,999	Almost Family, Inc.	306,061
60,456	Amedisys, Inc.(a)	756,305
88,456	AMN Healthcare Services, Inc.(a)	1,307,380
61,471	AmSurg Corp.(a)	2,404,131
46,773	Bio-Reference Labs, Inc.(a)	1,251,178
104,563	Centene Corp.(a)	5,800,110
36,252	Chemed Corp.	2,559,029
22,746	CorVel Corp.(a)	770,862
59,374	Cross Country Healthcare, Inc.(a)	334,869
33,999	Ensign Group, Inc. (The)	1,300,122
55,949	Gentiva Health Services, Inc.(a)	600,892
66,611	Hanger, Inc.(a)	2,459,278
65,707	Healthways, Inc.(a)	1,127,532
32,212	IPC The Hospitalist Co., Inc.(a)	1,622,518
103,827	Kindred Healthcare, Inc.(a)	1,594,783
18,303	Landauer, Inc.	901,789
28,391	LHC Group, Inc.(a)	651,289
52,053	Magellan Health Services, Inc.(a)	2,974,829
55,848	Molina Healthcare, Inc.(a)	2,073,078
23,120	MWI Veterinary Supply, Inc.(a)	3,286,970
57,057	PharMerica Corp.(a)	835,314
		37,176,709
	Health Care Technology - 7.2%
20,011	Computer Programs & Systems, Inc.	1,115,413
38,366	HealthStream, Inc.(a)	1,208,529
43,935	Medidata Solutions, Inc.(a)	4,065,306
65,965	Omnicell, Inc.(a)	1,391,861
76,663	Quality Systems, Inc.	1,753,283
		9,534,392
	Life Sciences Tools & Services - 6.2%
136,605	Affymetrix, Inc.(a)	519,099
57,703	Cambrex Corp.(a)	845,349
72,713	Luminex Corp.(a)	1,447,716
109,228	PAREXEL International Corp.(a)	5,401,324
		8,213,488
	Pharmaceuticals - 15.5%
131,084	Akorn, Inc.(a)	1,860,082
21,642	Hi-Tech Pharmacal Co., Inc.	777,813
125,018	Impax Laboratories, Inc.(a)	2,592,873
107,586	Medicines Co. (The)(a)	3,324,407
112,484	Questcor Pharmaceuticals, Inc.	7,516,181
1,694	Salix Pharmaceuticals Ltd.(a)	125,187
125,487	ViroPharma, Inc.(a)	4,306,714
		20,503,257
	Total Common Stocks (Cost $109,564,119)	132,002,899

	Money Market Fund - 0.0%
45,578	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $45,578)	45,578

	Total Investments (Cost $109,609,697)(b)-100.0%	132,048,477
	Liabilities in excess of other assets-(0.0)%	(24,115)
	Net Assets-100.0%	$132,024,362

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $111,692,652. The net unrealized appreciation was $20,355,825 which consisted of aggregate gross unrealized appreciation of $29,823,119 and aggregate gross unrealized depreciation of $9,467,294.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Aerospace & Defense - 14.4%
21,400	AAR Corp.	$518,736
10,262	Aerovironment, Inc.(a)	232,024
4,196	American Science & Engineering, Inc.	255,075
10,800	Cubic Corp.	545,940
25,219	Curtiss-Wright Corp.	1,024,900
9,246	Engility Holdings, Inc.(a)	301,327
32,585	GenCorp, Inc.(a)	570,563
24,407	Moog, Inc., Class A(a)	1,372,650
2,637	National Presto Industries, Inc.	195,507
32,310	Orbital Sciences Corp.(a)	599,027
20,126	Teledyne Technologies, Inc.(a)	1,613,502
		7,229,251
	Air Freight & Logistics - 3.9%
13,912	Atlas Air Worldwide Holdings, Inc.(a)	621,032
16,256	Forward Air Corp.	594,482
19,061	Hub Group, Inc., Class A(a)	729,083
		1,944,597
	Airlines - 2.4%
8,120	Allegiant Travel Co.	790,726
27,941	SkyWest, Inc.	422,468
		1,213,194
	Building Products - 8.9%
41,951	A.O. Smith Corp.	1,733,415
15,036	AAON, Inc.	324,327
15,479	Apogee Enterprises, Inc.	414,218
15,536	Gibraltar Industries, Inc.(a)	239,254
24,210	Griffon Corp.	288,099
19,962	Quanex Building Products Corp.	339,753
21,707	Simpson Manufacturing Co., Inc.	716,765
10,663	Universal Forest Products, Inc.	439,849
		4,495,680
	Commercial Services & Supplies - 12.9%
27,418	ABM Industries, Inc.	710,126
4,412	Consolidated Graphics, Inc.(a)	236,439
10,532	G&K Services, Inc., Class A	556,195
36,853	Healthcare Services Group, Inc.	906,952
31,010	Interface, Inc.	588,880
20,645	Mobile Mini, Inc.(a)	712,459
34,970	Tetra Tech, Inc.(a)	825,292
8,084	UniFirst Corp.	792,394
21,844	United Stationers, Inc.	904,123
10,947	Viad Corp.	263,276
		6,496,136
	Construction & Engineering - 5.8%
21,071	Aegion Corp., Class A(a)	480,840
20,035	Comfort Systems USA, Inc.	309,541
17,808	Dycom Industries, Inc.(a)	471,556
36,148	EMCOR Group, Inc.	1,492,189
14,675	Orion Marine Group, Inc.(a)	184,465
		2,938,591
	Electrical Equipment - 9.5%
13,720	AZZ, Inc.	519,028
25,048	Brady Corp., Class A	833,347
10,017	Encore Wire Corp.	417,809
25,918	EnerSys(a)	1,371,580
20,941	Franklin Electric Co., Inc.	780,262
29,152	II-VI, Inc.(a)	515,407
4,894	Powell Industries, Inc.(a)	240,785
9,755	Vicor Corp.(a)	80,869
		4,759,087
	Machinery - 23.3%
39,418	Actuant Corp., Class A	1,391,850
15,676	Albany International Corp., Class A	540,979
11,323	Astec Industries, Inc.	396,305
25,184	Barnes Group, Inc.	831,072
25,944	Briggs & Stratton Corp.	525,366
9,457	CIRCOR International, Inc.	496,682
11,247	EnPro Industries, Inc.(a)	639,167
14,237	ESCO Technologies, Inc.	493,027

33,627	Federal Signal Corp.(a)	326,182
15,580	John Bean Technologies Corp.	369,402
17,341	Kaydon Corp.	504,276
6,924	Lindsay Corp.	519,992
9,176	Lydall, Inc.(a)	142,779
15,143	Mueller Industries, Inc.	831,199
6,840	Standex International Corp.	403,765
9,910	Tennant Co.	511,356
28,827	Titan International, Inc.	496,977
30,974	Toro Co. (The)	1,526,399
15,233	Watts Water Technologies, Inc., Class A	796,381
		11,743,156
	Professional Services - 8.5%
7,529	CDI Corp.	118,431
7,101	Exponent, Inc.	469,518
8,849	Heidrick & Struggles International, Inc.	136,098
11,829	Insperity, Inc.	391,185
14,618	Kelly Services, Inc., Class A	286,074
26,219	Korn/Ferry International(a)	512,057
27,165	Navigant Consulting, Inc.(a)	364,554
23,816	On Assignment, Inc.(a)	727,102
21,972	Resources Connection, Inc.	292,228
21,908	TrueBlue, Inc.(a)	584,944
11,318	WageWorks, Inc.(a)	382,209
		4,264,400
	Road & Rail - 5.7%
12,878	Arkansas Best Corp.	279,453
24,654	Heartland Express, Inc.	362,907
31,853	Knight Transportation, Inc.	540,545
38,055	Old Dominion Freight Line, Inc.(a)	1,662,242
		2,845,147
	Trading Companies & Distributors - 4.2%
22,697	Applied Industrial Technologies, Inc.	1,183,875
5,479	DXP Enterprises, Inc.(a)	378,051
14,560	Kaman Corp.	551,242
		2,113,168
	Total Common Stocks (Cost $42,395,118)	50,042,407

	Money Market Fund - 0.0%
15,082	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $15,082)	$15,082

	Total Investments (Cost $42,410,200)(b)-99.5%	50,057,489
	Other assets less liabilities-0.5%	273,901
	Net Assets-100.0%	$50,331,390

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.  The aggregate cost of investments for tax purposes was $42,547,119. The net unrealized appreciation was $7,510,370 which consisted of aggregate gross unrealized appreciation of $8,238,789 and aggregate gross unrealized depreciation of $728,419.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Communications Equipment - 9.0%
168,782	ARRIS Group, Inc.(a)	$2,538,481
15,096	Bel Fuse, Inc., Class B	236,252
23,809	Black Box Corp.	644,272
47,591	CalAmp Corp.(a)	730,522
24,210	Comtech Telecommunications Corp.	655,607
38,148	Digi International, Inc.(a)	378,810
149,537	Harmonic, Inc.(a)	1,145,453
79,953	Ixia(a)	1,111,347
56,853	NETGEAR, Inc.(a)	1,694,788
28,099	Oplink Communications, Inc.(a)	566,195
25,614	PC-Tel, Inc.	247,175
30,324	Procera Networks, Inc.(a)	452,434
60,481	Symmetricom, Inc.(a)	310,872
60,474	ViaSat, Inc.(a)	4,039,058
		14,751,266
	Computers & Peripherals - 4.4%
44,807	Avid Technology, Inc.(a)	267,050
68,509	Electronics for Imaging, Inc.(a)	2,057,325
82,950	Intermec, Inc.(a)	823,694
35,093	Intevac, Inc.(a)	223,542
131,407	QLogic Corp.(a)	1,446,791
39,272	Super Micro Computer, Inc.(a)	455,162
47,941	Synaptics, Inc.(a)	1,917,640
		7,191,204
	Electronic Equipment, Instruments & Components - 26.8%
20,908	Agilysys, Inc.(a)	242,324
39,819	Anixter International, Inc.(a)	3,306,570
21,197	Badger Meter, Inc.	1,009,825
64,979	Belden, Inc.	3,808,419
80,600	Benchmark Electronics, Inc.(a)	1,782,872
60,541	Checkpoint Systems, Inc.(a)	1,041,305
59,637	Cognex Corp.	3,167,321
35,922	Coherent, Inc.	2,036,059
49,470	CTS Corp.	695,053
55,014	Daktronics, Inc.	598,552
26,952	DTS, Inc.(a)	610,193
37,110	Electro Scientific Industries, Inc.	421,199
25,223	FARO Technologies, Inc.(a)	926,441
56,921	FEI Co.	4,408,531
64,226	Insight Enterprises, Inc.(a)	1,373,794
32,624	Littelfuse, Inc.	2,609,594
23,078	Measurement Specialties, Inc.(a)	1,148,823
47,706	Mercury Systems, Inc.(a)	442,712
51,958	Methode Electronics, Inc.	981,487
23,331	MTS Systems Corp.	1,471,020
57,674	Newport Corp.(a)	844,924
27,657	OSI Systems, Inc.(a)	1,946,776
28,597	Park Electrochemical Corp.	777,838
50,329	Plexus Corp.(a)	1,760,005
34,204	RadiSys Corp.(a)	141,263
41,728	Rofin-Sinar Technologies, Inc.(a)	964,334
25,193	Rogers Corp.(a)	1,401,235
41,148	ScanSource, Inc.(a)	1,465,280
39,089	SYNNEX Corp.(a)	1,935,687
78,013	TTM Technologies, Inc.(a)	720,840
		44,040,276
	Internet Software & Services - 11.7%
60,491	Blucora, Inc.(a)	1,209,820
47,941	comScore, Inc.(a)	1,388,371
64,234	Dealertrack Technologies, Inc.(a)	2,402,352
74,221	Dice Holdings, Inc.(a)	643,496
52,048	Digital River, Inc.(a)	884,296
63,716	j2 Global, Inc.	2,916,281
36,403	Liquidity Services, Inc.(a)	1,037,486
73,155	LivePerson, Inc.(a)	675,952
32,293	LogMeIn, Inc.(a)	959,748
87,102	NIC, Inc.	1,604,419
33,623	OpenTable, Inc.(a)	2,141,113
49,433	Perficient, Inc.(a)	674,760
37,965	QuinStreet, Inc.(a)	353,454

20,520	Stamps.com, Inc.(a)	817,927
136,524	United Online, Inc.	1,108,575
37,541	XO Group, Inc.(a)	448,990
		19,267,040
	IT Services - 10.7%
34,043	CACI International, Inc., Class A(a)	2,260,455
66,201	Cardtronics, Inc.(a)	1,950,281
100,188	CIBER, Inc.(a)	364,684
50,118	CSG Systems International, Inc.	1,186,794
39,009	ExlService Holdings, Inc.(a)	1,092,252
19,692	Forrester Research, Inc.	690,795
53,615	Heartland Payment Systems, Inc.	2,000,376
48,892	Higher One Holdings, Inc.(a)	528,034
45,259	iGATE Corp.(a)	1,054,987
100,811	MAXIMUS, Inc.	3,791,502
58,321	Sykes Enterprises, Inc.(a)	1,024,117
32,343	TeleTech Holdings, Inc.(a)	810,192
30,175	Virtusa Corp.(a)	777,912
		17,532,381
	Semiconductors & Semiconductor Equipment - 21.4%
53,880	Advanced Energy Industries, Inc.(a)	1,167,041
47,122	ATMI, Inc.(a)	1,170,982
98,127	Brooks Automation, Inc.	963,607
34,212	Cabot Microelectronics Corp.(a)	1,265,160
32,668	CEVA, Inc.(a)	595,538
93,531	Cirrus Logic, Inc.(a)	1,803,278
33,918	Cohu, Inc.	400,232
52,994	Diodes, Inc.(a)	1,452,565
32,469	DSP Group, Inc.(a)	241,894
132,188	Entropic Communications, Inc.(a)	585,593
68,177	Exar Corp.(a)	886,983
176,051	GT Advanced Technologies, Inc.(a)	913,705
40,059	Hittite Microwave Corp.(a)	2,502,886
91,018	Kopin Corp.(a)	337,677
111,006	Kulicke & Soffa Industries, Inc. (Singapore)(a)	1,295,440
69,805	Micrel, Inc.	740,631
137,121	Microsemi Corp.(a)	3,381,404

78,227	MKS Instruments, Inc.	$2,121,516
48,303	Monolithic Power Systems, Inc.	1,264,573
31,039	Nanometrics, Inc.(a)	476,759
30,809	Pericom Semiconductor Corp.(a)	235,689
42,771	Power Integrations, Inc.	2,358,821
25,326	Rubicon Technology, Inc.(a)	213,245
48,198	Rudolph Technologies, Inc.(a)	595,245
50,419	Sigma Designs, Inc.(a)	263,187
57,211	STR Holdings, Inc.(a)	152,753
15,294	Supertex, Inc.	411,103
77,866	Tessera Technologies, Inc.	1,562,771
240,949	TriQuint Semiconductor, Inc.(a)	1,925,182
40,966	Ultratech, Inc.(a)	1,197,026
57,787	Veeco Instruments, Inc.(a)	2,008,676
36,912	Volterra Semiconductor Corp.(a)	556,264
		35,047,426
	Software - 16.1%
67,365	Blackbaud, Inc.	2,363,838
53,080	Bottomline Technologies, Inc.(a)	1,543,035
47,326	Ebix, Inc.	548,982
47,627	EPIQ Systems, Inc.	619,627
22,611	Interactive Intelligence Group, Inc.(a)	1,284,305
28,722	Manhattan Associates, Inc.(a)	2,537,301
13,176	MicroStrategy, Inc., Class A(a)	1,251,852
56,412	Monotype Imaging Holdings, Inc.	1,383,786
52,526	NetScout Systems, Inc.(a)	1,393,515
81,371	Progress Software Corp.(a)	2,082,284
45,969	Sourcefire, Inc.(a)	3,467,442
40,938	Synchronoss Technologies, Inc.(a)	1,411,952
135,581	Take-Two Interactive Software, Inc.(a)	2,376,735
46,804	Tangoe, Inc.(a)	845,280
39,984	Tyler Technologies, Inc.(a)	2,983,606
43,129	VASCO Data Security International, Inc.(a)	354,952
		26,448,492
	Total Common Stocks (Cost $146,691,944)	164,278,085

	Money Market Fund - 0.0%
65,639	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $65,639)	65,639

	Total Investments (Cost $146,757,583)(b)-100.1%	164,343,724
	Liabilities in excess of other assets-(0.1)%	(116,715)
	Net Assets-100.0%	$164,227,009

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $147,352,202. The net unrealized appreciation was $16,991,522 which consisted of aggregate gross unrealized appreciation of $24,343,688 and aggregate gross unrealized depreciation of $7,352,166.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Materials Portfolio (PSCM)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 44.3%
7,547	A. Schulman, Inc.	$202,260
6,214	American Vanguard Corp.	153,424
7,579	Balchem Corp.	377,131
13,815	Calgon Carbon Corp.(a)	247,703
12,850	H.B. Fuller Co.	515,927
2,346	Hawkins, Inc.	90,908
5,607	Innophos Holdings, Inc.	279,453
5,291	Koppers Holdings, Inc.	204,497
8,308	Kraton Performance Polymers, Inc.(a)	168,652
4,813	LSB Industries, Inc.(a)	158,251
8,166	OM Group, Inc.(a)	252,084
25,378	PolyOne Corp.	733,678
3,356	Quaker Chemical Corp.	221,395
4,513	Stepan Co.	270,148
6,176	Tredegar Corp.	185,342
5,783	Zep, Inc.	75,642
		4,136,495
	Construction Materials - 5.5%
18,666	Headwaters, Inc.(a)	176,021
5,373	Texas Industries, Inc.(a)	333,878
		509,899
	Containers & Packaging - 1.6%
7,863	Myers Industries, Inc.	153,093

	Metals & Mining - 24.2%
4,287	A.M. Castle & Co.(a)	72,965
34,815	AK Steel Holding Corp.(a)	118,371
6,516	AMCOL International Corp.	228,581
13,124	Century Aluminum Co.(a)	110,110
16,348	Globe Specialty Metals, Inc.	195,032
3,150	Haynes International, Inc.	151,515
4,201	Kaiser Aluminum Corp.	274,115
5,246	Materion Corp.	158,115
2,345	Olympic Steel, Inc.	65,308
7,798	RTI International Metals, Inc.(a)	239,009
30,163	Stillwater Mining Co.(a)	364,972
17,874	SunCoke Energy, Inc.(a)	282,409
		2,260,502
	Paper & Forest Products - 24.4%
9,927	Buckeye Technologies, Inc.	369,483
5,671	Clearwater Paper Corp.(a)	277,425
2,792	Deltic Timber Corp.	168,441
9,953	KapStone Paper and Packaging Corp.	438,430
4,081	Neenah Paper, Inc.	161,485
10,962	P.H. Glatfelter Co.	290,164
8,013	Schweitzer-Mauduit International, Inc.	433,824
11,862	Wausau Paper Corp.	135,108
		2,274,360

	Total Investments (Cost $8,594,212)(b)-100.0%	9,334,349
	Other assets less liabilities-0.0%	936
	Net Assets-100.0%	$9,335,285

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,629,570. The net unrealized appreciation was $704,779 which consisted of aggregate gross unrealized appreciation of $1,002,753 and aggregate gross unrealized depreciation of $297,974.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Diversified Telecommunication Services - 15.0%
24,134	Atlantic Tele-Network, Inc.	$1,230,834
77,887	Cbeyond, Inc.(a)	659,703
464,055	Cincinnati Bell, Inc.(a)	1,600,990
82,543	General Communication, Inc., Class A(a)	730,505
38,817	Lumos Networks Corp.	735,582
		4,957,614
	Electric Utilities - 25.7%
30,248	ALLETE, Inc.	1,621,898
41,319	El Paso Electric Co.	1,560,619
64,435	UIL Holdings Corp.	2,631,525
52,510	UNS Energy Corp.	2,670,133
		8,484,175
	Gas Utilities - 39.7%
31,597	Laclede Group, Inc. (The)	1,449,038
32,975	New Jersey Resources Corp.	1,475,961
34,238	Northwest Natural Gas Co.	1,504,418
95,937	Piedmont Natural Gas Co., Inc.	3,314,623
40,678	South Jersey Industries, Inc.	2,485,426
58,679	Southwest Gas Corp.	2,912,826
		13,142,292
	Multi-Utilities - 9.4%
54,534	Avista Corp.	1,569,488
36,244	NorthWestern Corp.	1,529,497
		3,098,985
	Water Utilities - 5.4%
27,590	American States Water Co.	1,771,830

	Wireless Telecommunication Services - 4.8%
39,041	NTELOS Holdings Corp.	731,238
55,498	USA Mobility, Inc.	866,879
		1,598,117
	Total Common Stocks (Cost $27,000,360)	33,053,013

	Money Market Fund - 0.0%
5,290	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $5,290)	5,290

	Total Investments (Cost $27,005,650)(b)-100.0%	33,058,303
	Other assets less liabilities-0.0%	3,183
	Net Assets-100.0%	$33,061,486

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,091,247. The net unrealized appreciation was $5,967,056 which consisted of aggregate gross unrealized appreciation of $6,395,563 and aggregate gross unrealized depreciation of $428,507.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW Bank Portfolio (KBWB)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.1%
152,913	Bank of New York Mellon Corp. (The)	$4,809,114
45,946	Northern Trust Corp.	2,689,679
64,901	State Street Corp.	4,521,652
		12,020,445
	Consumer Finance - 3.9%
84,487	Capital One Financial Corp.	5,831,293

	Diversified Banks - 15.5%
146,202	Comerica, Inc.	6,219,433
142,530	U.S. Bancorp	5,319,220
262,438	Wells Fargo & Co.	11,416,053
		22,954,706
	Other Diversified Financial Services - 25.7%
826,713	Bank of America Corp.	12,070,010
260,458	Citigroup, Inc.	13,580,280
223,807	JPMorgan Chase & Co.	12,472,764
		38,123,054
	Regional Banks - 42.6%
158,755	BB&T Corp.	5,665,966
65,452	Commerce Bancshares, Inc.	2,986,575
42,783	Cullen/Frost Bankers, Inc.(a)	3,082,088
308,357	Fifth Third Bancorp	5,929,705
176,420	First Niagara Financial Group, Inc.	1,885,930
674,130	Huntington Bancshares, Inc.	5,763,812
490,433	KeyCorp	6,027,421
56,244	M&T Bank Corp.(a)	6,572,674
76,739	PNC Financial Services Group, Inc.	5,836,001
648,853	Regions Financial Corp.	6,495,018
201,035	SunTrust Banks, Inc.	6,994,008
206,048	Zions Bancorp.	6,107,263
		63,346,461
	Thrifts & Mortgage Finance - 4.2%
261,046	New York Community Bancorp, Inc.	3,960,068
154,048	People’s United Financial, Inc.	2,310,720
		6,270,788
	Total Common Stocks (Cost $131,885,166)	148,546,747

	Money Market Fund - 0.0%
4,995	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,995)	4,995

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $131,890,161)-100.0%	148,551,742

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.1%
3,126,210	Invesco Liquid Assets Portfolio - Institutional Class (Cost $3,126,210)(b)(c)	3,126,210

	Total Investments (Cost $135,016,371)(d)-102.1%	151,677,952
	Liabilities in excess of other assets-(2.1)%	(3,089,777)
	Net Assets-100.0%	$148,588,175

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2013.

(b) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(c) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(d) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $135,047,997. The net unrealized appreciation was $16,629,955 which consisted of aggregate gross unrealized appreciation of $16,661,581 and aggregate gross unrealized depreciation of $31,626.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW Capital Markets Portfolio (KBWC)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 38.1%
7,327	Eaton Vance Corp.	$296,524
12,603	Franklin Resources, Inc.	616,035
11,036	Invesco Ltd.(a)	355,249
27,057	Janus Capital Group, Inc.	253,524
7,021	Legg Mason, Inc.	241,452
12,451	SEI Investments Co.	393,576
11,561	State Street Corp.	805,455
4,506	T. Rowe Price Group, Inc.	339,031
		3,300,846
	Investment Banking & Brokerage - 40.9%
19,613	Charles Schwab Corp. (The)	433,251
4,387	Goldman Sachs Group, Inc. (The)	719,600
2,292	Greenhill & Co., Inc.	115,379
9,708	Investment Technology Group, Inc.(b)	137,951
15,220	KCG Holdings, Inc., Class A(b)	140,328
9,666	Lazard Ltd., Class A	351,456
29,561	Morgan Stanley	804,355
2,525	Piper Jaffray Cos., Inc.(b)	84,714
6,726	Raymond James Financial, Inc.	296,415
17,043	TD Ameritrade Holding Corp.	460,672
		3,544,121
	Specialized Finance - 21.0%
7,051	CBOE Holdings, Inc.	353,255
4,506	CME Group, Inc.	333,354
8,903	Interactive Brokers Group, Inc., Class A	144,228
1,937	IntercontinentalExchange, Inc.(b)	353,406
7,771	NASDAQ OMX Group, Inc. (The)	251,781
9,012	NYSE Euronext	379,946
		1,815,970
	Total Common Stocks (Cost $8,029,918)	8,660,937

	Money Market Fund - 0.0%
2,067	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $2,067)	2,067

	Total Investments (Cost $8,031,985)(c)-100.0%	8,663,004
	Other assets less liabilities-0.0%	1,155
	Net Assets-100.0%	$8,664,159

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investments in Invesco Ltd.  for the nine months ended July 31, 2013.

				Change in
	Value	Purchase	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2012	at Cost	from Sale	Appreciation	Gain	July 31, 2013	Income
Invesco Ltd.	$66,102	$848,377	$(629,087)	$2,512	$67,345	$355,249	$7,249

(b) Non-income producing security.

(c) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,032,840. The net unrealized appreciation was $630,164 which consisted of aggregate gross unrealized appreciation of $773,809 and aggregate gross unrealized depreciation of $143,645.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Asset Management & Custody Banks - 24.7%
1,006,402	Apollo Investment Corp.	$8,182,048
422,923	Ares Capital Corp.	7,523,800
207,546	Blackstone Group LP (The)	4,680,162
160,554	Federated Investors, Inc., Class B	4,660,883
466,000	Hercules Technology Growth Capital, Inc.	6,496,040
516,908	Medley Capital Corp.	7,546,857
767,530	PennantPark Investment Corp.	8,941,725
399,428	THL Credit, Inc.	6,223,088
207,546	Triangle Capital Corp.	6,027,136
		60,281,739
	Insurance Brokers - 1.6%
86,151	Arthur J. Gallagher & Co.	3,823,381

	Investment Banking & Brokerage - 4.9%
1,378,421	BGC Partners, Inc., Class A	8,656,484
794,942	GFI Group, Inc.	3,179,768
		11,836,252
	Mortgage REITs - 32.2%
473,831	American Capital Agency Corp. REIT	10,675,412
740,119	Annaly Capital Management, Inc. REIT	8,822,219
1,578,133	Anworth Mortgage Asset Corp. REIT	7,669,726
744,033	Capstead Mortgage Corp. REIT	8,794,470
242,791	Colony Financial, Inc. REIT	4,923,802
375,933	Hatteras Financial Corp. REIT	7,552,494
583,479	Invesco Mortgage Capital, Inc. REIT(a)	9,586,560
928,082	MFA Financial, Inc. REIT	7,406,094
340,688	PennyMac Mortgage Investment Trust REIT	7,522,391
211,462	Starwood Property Trust, Inc. REIT	5,371,135
		78,324,303
	Property & Casualty Insurance - 5.1%
164,471	Mercury General Corp.	7,269,618
97,900	Safety Insurance Group, Inc.	5,264,083
		12,533,701
	Regional Banks - 13.1%
66,571	Bank of Hawaii Corp.	3,704,010
86,151	City Holding Co.	3,813,043
328,940	F.N.B. Corp.	4,157,802
258,454	FirstMerit Corp.	5,794,539
78,320	Park National Corp.	6,179,448
152,723	Trustmark Corp.	4,118,939
148,806	United Bankshares, Inc.	4,214,186
		31,981,967
	Reinsurance - 1.6%
317,192	Maiden Holdings Ltd.	3,857,055

	Residential REITs - 2.1%
105,731	Sun Communities, Inc. REIT	5,119,495

	Specialized REITs - 3.0%
258,454	Hospitality Properties Trust REIT	7,363,354

	Thrifts & Mortgage Finance - 10.2%
254,539	Dime Community Bancshares, Inc.	4,467,159
516,908	New York Community Bancorp, Inc.	7,841,494
242,791	Northwest Bancshares, Inc.	3,355,372
246,706	Oritani Financial Corp.	4,011,440
340,688	People’s United Financial, Inc.	5,110,320
		24,785,785
	Trading Companies & Distributors - 1.4%
97,900	Textainer Group Holdings Ltd. (South Africa)	3,464,681

	Total Common Stocks and Other Equity Interests (Cost $237,045,864)	243,371,713

	Money Market Fund - 0.7%
1,580,838	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $1,580,838)	1,580,838

	Total Investments (Cost $238,626,702)(b)-100.6%	244,952,551
	Liabilities in excess of other assets-(0.6)%	(1,372,490)
	Net Assets-100.0%	$243,580,061

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco, Ltd. and therefore, are considered to be affiliated with the Fund. The table below shows the transactions in, and earnings from, the investments in Invesco Mortgage Capital, Inc. REIT for the nine months ended July 31, 2013.

				Change in
	Value	Purchase	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2012	at Cost	from Sale	Depreciation	Loss	July 31, 2013	Income
Invesco Mortgage Capital, Inc. REIT	$8,448,799	$7,656,690	$(3,667,558)	$(2,696,302)	$(155,069)	$9,586,560	$900,123

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $240,496,804. The net unrealized appreciation was $4,455,747 which consisted of aggregate gross unrealized appreciation of $19,804,189 and aggregate gross unrealized depreciation of $15,348,442.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW Insurance Portfolio (KBWI)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 5.2%
5,129	Ameriprise Financial, Inc.	$456,481

	Insurance Brokers - 7.2%
4,795	Aon PLC	323,663
7,236	Marsh & McLennan Cos., Inc.	302,971
		626,634
	Life & Health Insurance - 33.5%
8,747	Aflac, Inc.	539,515
9,619	Lincoln National Corp.	400,824
14,051	MetLife, Inc.	680,349
9,256	Principal Financial Group, Inc.	401,340
7,381	Prudential Financial, Inc.	582,878
10,389	Unum Group	328,708
		2,933,614
	Multi-line Insurance - 9.9%
4,359	Assurant, Inc.	236,084
22,711	Genworth Financial, Inc., Class A(a)	295,016
10,855	Hartford Financial Services Group, Inc. (The)	334,985
		866,085
	Property & Casualty Insurance - 37.9%
7,483	Allstate Corp. (The)	381,483
1,337	Arch Capital Group Ltd.(a)	72,399
6,859	Axis Capital Holdings Ltd.	298,778
6,481	Chubb Corp. (The)	560,606
6,277	Cincinnati Financial Corp.	307,573
8,326	Fidelity National Financial, Inc., Class A	203,822
18,439	MBIA, Inc.(a)	248,927
10,927	Progressive Corp. (The)	284,211
7,091	Travelers Cos., Inc. (The)	592,453
11,813	XL Group PLC (Ireland)	370,338
		3,320,590
	Reinsurance - 2.2%
1,453	Everest Re Group Ltd.	194,019

	Thrifts & Mortgage Finance - 4.1%
47,465	MGIC Investment Corp.(a)	362,632

	Total Common Stocks (Cost $7,861,444)	8,760,055

	Money Market Fund - 0.0%
703	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $703)	703

	Total Investments (Cost $7,862,147)(b)-100.0%	8,760,758
	Other assets less liabilities-0.0%	1,074
	Net Assets-100.0%	$8,761,832

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $7,863,075. The net unrealized appreciation was $897,683 which consisted of aggregate gross unrealized appreciation of $898,611 and aggregate gross unrealized depreciation of $928.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW International Financial Portfolio (KBWX)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Argentina - 0.8%
424	Banco Macro SA ADR(a)	$6,381
1,197	Grupo Financiero Galicia SA ADR	6,500
817	IRSA Inversiones y Representaciones SA ADR	6,356
		19,237
	Australia - 5.6%
930	Westpac Banking Corp. ADR	129,382

	Brazil - 4.4%
3,173	Banco Bradesco SA ADR	38,774
2,049	Gafisa SA ADR(a)	4,938
4,635	Itau Unibanco Holding SA ADR	59,096
		102,808
	Canada - 17.3%
896	Bank of Montreal	55,660
1,260	Bank of Nova Scotia	71,064
942	Brookfield Asset Management, Inc., Class A	34,826
502	Canadian Imperial Bank of Commerce	38,092
1,502	Manulife Financial Corp.	26,450
1,120	Royal Bank of Canada	69,787
884	Sun Life Financial, Inc.	28,686
908	Toronto-Dominion Bank (The)	76,435
		401,000
	Chile - 3.3%
480	Banco de Chile ADR	41,285
2,426	Corpbanca ADR	36,196
		77,481
	China - 1.8%
1,154	China Life Insurance Co. Ltd. ADR	41,579

	Colombia - 3.0%
1,217	Bancolombia SA ADR	69,917

	Germany - 7.5%
6,915	Allianz SE ADR	107,390
1,471	Deutsche Bank AG	66,180
		173,570
	India - 4.9%
2,231	HDFC Bank Ltd. ADR	73,400
1,207	ICICI Bank Ltd. ADR	39,565
		112,965
	Ireland - 0.8%
451	Governor and Co. of the Bank of Ireland (The) ADR(a)	4,091
424	XL Group PLC	13,292
		17,383
	Japan - 12.0%
14,440	Mitsubishi UFJ Financial Group, Inc. ADR	90,250
2,583	Mizuho Financial Group, Inc. ADR	10,797
5,077	Nomura Holdings, Inc. ADR	38,687
561	ORIX Corp. ADR	41,738
10,610	Sumitomo Mitsui Financial Group, Inc. ADR	97,612
		279,084
	Mexico - 0.0%
548	Desarrolladora Homex SAB de CV ADR(a)	948

	Netherlands - 2.1%
2,760	AEGON NV	21,335
2,625	ING Groep NV ADR(a)	26,696
		48,031
	South Korea - 3.9%
951	KB Financial Group, Inc. ADR	30,071
1,026	Shinhan Financial Group Co. Ltd. ADR	37,418
751	Woori Finance Holdings Co. Ltd. ADR	22,537
		90,026
	Spain - 11.7%
418	Administradora de Fondos de Pensiones Provida SA ADR	36,993
10,219	Banco Bilbao Vizcaya Argentaria SA ADR	96,570
6,047	Banco Santander Brasil SA ADR	36,403
1,225	Banco Santander Chile ADR	27,636
9,351	Banco Santander SA ADR	68,449

1,307	BBVA Banco Frances SA ADR(a)	5,293
		271,344
	Switzerland - 6.3%
2,371	Credit Suisse Group AG ADR(a)	69,423
3,872	UBS AG(a)	76,162
		145,585
	United Kingdom - 9.6%
2,219	Aviva PLC ADR	25,252
2,090	Barclays PLC ADR	36,533
924	HSBC Holdings PLC ADR	52,437
8,545	Lloyds Banking Group PLC ADR	35,633
1,811	Prudential PLC ADR	64,435
718	Royal Bank of Scotland Group PLC ADR	6,922
		221,212
	United States - 4.8%
661	ACE Ltd.	60,402
462	Aspen Insurance Holdings Ltd.	17,321
605	Montpelier Re Holdings Ltd.	16,341
187	PartnerRe Ltd.	16,744
		110,808
	Total Investments (Cost $2,479,668)(b)-99.8%	2,312,360
	Other assets less liabilities-0.2%	3,884
	Net Assets-100.0%	$2,316,244

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,480,947. The net unrealized depreciation was $168,587 which consisted of aggregate gross unrealized appreciation of $90,462 and aggregate gross unrealized depreciation of $259,049.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 20.9%
405,917	CapLease, Inc.	$3,442,176
108,471	First Potomac Realty Trust	1,471,952
214,399	Lexington Realty Trust	2,688,563
61,015	Liberty Property Trust	2,331,383
139,825	One Liberty Properties, Inc.	3,248,135
73,726	Washington Real Estate Investment Trust	1,981,755
195,755	Winthrop Realty Trust	2,499,791
		17,663,755
	Industrial - 3.5%
140,673	STAG Industrial, Inc.	2,916,152

	Office - 12.8%
148,300	Brandywine Realty Trust	2,067,302
77,963	Corporate Office Properties Trust	1,986,498
116,097	Government Properties Income Trust	2,933,771
58,472	Highwoods Properties, Inc.	2,121,364
71,184	Mack-Cali Realty Corp.	1,712,687
		10,821,622
	Residential - 3.2%
55,083	Sun Communities, Inc.	2,667,119

	Retail - 24.5%
97,454	Agree Realty Corp.	2,939,213
89,827	CBL & Associates Properties, Inc.	2,045,361
201,687	Excel Trust, Inc.	2,617,897
287,278	Inland Real Estate Corp.	2,956,091
251,686	Kite Realty Group Trust	1,452,228
61,862	National Retail Properties, Inc.	2,164,551
109,318	Pennsylvania Real Estate Investment Trust	2,262,882
130,504	Ramco-Gershenson Properties Trust	2,021,507
105,081	Urstadt Biddle Properties, Inc., Class A	2,219,311
		20,679,041
	Specialized - 35.1%
158,469	Chatham Lodging Trust	2,766,869
66,099	EPR Properties	3,330,068
35,592	Health Care REIT, Inc.	2,295,328
79,658	Healthcare Realty Trust, Inc.	2,048,007
133,046	Hospitality Properties Trust	3,790,481
174,570	Medical Properties Trust, Inc.	2,548,722
114,403	OMEGA Healthcare Investors, Inc.	3,641,447
91,522	Sabra Health Care REIT, Inc.	2,401,537
118,640	Senior Housing Properties Trust	2,983,796
227,958	Summit Hotel Properties, Inc.	2,306,935
35,592	Universal Health Realty Income Trust	1,547,184
		29,660,374
	Total Real Estate Investment Trusts (Cost $86,852,091)	84,408,063

	Money Market Fund - 0.2%
208,447	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $208,447)	208,447

	Total Investments (Cost $87,060,538)(a)-100.2%	84,616,510
	Liabilities in excess of other assets-(0.2)%	(210,249)
	Net Assets-100.0%	$84,406,261

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $87,150,814. The net unrealized depreciation was $2,534,304 which consisted of aggregate gross unrealized appreciation of $1,207,705 and aggregate gross unrealized depreciation of $3,742,009.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 11.3%
26,071	American Financial Group, Inc.	$1,347,610
24,526	HCC Insurance Holdings, Inc.	1,092,143
23,326	Kemper Corp.	815,243
		3,254,996
	Property & Casualty Insurance - 65.3%
11,492	Allied World Assurance Co. Holdings AG	1,087,718
47,508	Allstate Corp. (The)	2,421,958
25,727	Arch Capital Group Ltd.(a)	1,393,117
27,099	Aspen Insurance Holdings Ltd.	1,015,942
30,357	Axis Capital Holdings Ltd.	1,322,351
24,183	Chubb Corp. (The)	2,091,829
17,495	Hanover Insurance Group, Inc. (The)	941,756
14,235	Mercury General Corp.	629,187
24,355	ProAssurance Corp.	1,303,723
85,241	Progressive Corp. (The)	2,217,118
2,917	RLI Corp.	240,769
30,530	Selective Insurance Group, Inc.	746,459
26,242	Travelers Cos., Inc. (The)	2,192,519
29,329	W.R. Berkley Corp.	1,242,670
		18,847,116
	Reinsurance - 23.4%
22,640	Endurance Specialty Holdings Ltd.	1,191,543
8,576	Everest Re Group Ltd.	1,145,153
31,730	Montpelier Re Holdings Ltd.	857,027
10,633	PartnerRe Ltd.	952,079
16,637	Platinum Underwriters Holdings Ltd.	966,443
10,118	RenaissanceRe Holdings Ltd.	879,963
21,955	Validus Holdings Ltd. (Bermuda)	777,866
		6,770,074
	Total Common Stocks (Cost $27,378,044)	28,872,186

	Money Market Fund - 0.0%
11,857	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $11,857)	11,857

	Total Investments (Cost $27,389,901)(b)-100.0%	28,884,043
	Liabilities in excess of other assets-(0.0)%	(11,131)
	Net Assets-100.0%	$28,872,912

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,391,414. The net unrealized appreciation was $1,492,629 which consisted of aggregate gross unrealized appreciation of $1,534,262 and aggregate gross unrealized depreciation of $41,633.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares KBW Regional Banking Portfolio (KBWR)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 94.3%
43,449	Associated Banc-Corp.	$736,026
43,224	BancorpSouth, Inc.	849,352
10,356	Bank of Hawaii Corp.	576,208
7,204	BOK Financial Corp.	480,435
53,355	Boston Private Financial Holdings, Inc.	589,573
30,618	Cathay General Bancorp	727,484
12,607	City Holding Co.	557,986
9,229	City National Corp.	641,692
33,319	Columbia Banking System, Inc.	832,309
17,336	Community Bank System, Inc.	581,450
45,925	CVB Financial Corp.	601,158
18,911	East West Bancorp, Inc.	583,026
58,533	F.N.B. Corp.	739,857
59,208	First Commonwealth Financial Corp.	444,652
32,868	First Financial Bancorp	529,504
13,508	First Financial Bankshares, Inc.(a)	832,768
32,418	First Horizon National Corp.	399,714
48,402	First Midwest Bancorp, Inc.	739,099
23,188	First Republic Bank	1,001,490
46,150	FirstMerit Corp.	1,034,683
42,548	Fulton Financial Corp.	535,679
27,690	Glacier Bancorp, Inc.	673,975
14,632	Hancock Holding Co.	479,344
6,303	IBERIABANK Corp.	370,616
27,465	MB Financial, Inc.	790,443
56,732	National Penn Bancshares, Inc.	612,138
53,130	Old National Bancorp	765,603
31,066	PacWest Bancorp	1,100,358
6,303	Park National Corp.(a)	497,307
34,218	Pinnacle Financial Partners, Inc.(b)	974,529
24,087	PrivateBancorp, Inc.	568,213
12,383	Prosperity Bancshares, Inc.	730,845
18,235	S&T Bancorp, Inc.	446,393
9,229	Signature Bank(b)	844,915
88,024	Susquehanna Bancshares, Inc.	1,170,719
11,256	SVB Financial Group(b)	981,748
211,724	Synovus Financial Corp.	705,041
29,266	TCF Financial Corp.	446,014
19,811	Texas Capital Bancshares, Inc.(b)	901,202
18,461	Trustmark Corp.	497,893
8,105	UMB Financial Corp.	484,679
43,898	Umpqua Holdings Corp.	739,242
19,360	United Bankshares, Inc.(a)	548,275
46,375	Valley National Bancorp(a)	479,981
33,319	Webster Financial Corp.	907,610
9,455	Westamerica Bancorp.	453,745
18,010	Wintrust Financial Corp.	736,789
		31,921,762
	Thrifts & Mortgage Finance - 5.7%
57,181	Brookline Bancorp, Inc.	563,805
37,821	Provident Financial Services, Inc.	672,836
31,743	Washington Federal, Inc.	690,410
		1,927,051
	Total Common Stocks (Cost $31,851,752)	33,848,813

	Money Market Fund - 0.0%
7,573	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $7,573)	7,573

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $31,859,325)-100.0%	33,856,386

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 3.0%
1,020,975	Invesco Liquid Assets Portfolio - Institutional Class (Cost $1,020,975)(c)(d)	1,020,975

	Total Investments (Cost $32,880,300)(e)-103.0%	34,877,361
	Liabilities in excess of other assets-(3.0)%	(1,011,759)
	Net Assets-100.0%	$33,865,602

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at July 31, 2013.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(d) The security and the Fund are advised by wholly owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

(e) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $32,889,341. The net unrealized appreciation was $1,988,020 which consisted of aggregate gross unrealized appreciation of $2,062,703 and aggregate gross unrealized depreciation of $74,683.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

July 31, 2013

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—86.3%(a)(b)
	Advertising— 1.0%
$49,763,288	Getty Images, Inc., Term Loan	4.750%	10/18/19	$49,882,471

	Aerospace/Defense— 2.2%
45,807,406	Accudyne Industries LLC, Term Loan (Luxembourg)	4.000	12/13/19	45,855,046
8,987,469	Sequa Corp., Term Loan	5.250	06/19/17	9,126,010
54,208,361	TransDigm, Inc., Term Loan C	3.750	02/28/20	54,547,164
				109,528,220
	Airlines— 0.7%
33,263,612	Delta Air Lines, Inc., Term Loan	4.250	04/20/17	33,568,473

	Auto Manufacturers— 1.3%
63,759,074	Chrysler Group LLC, Term Loan B (Italy)	4.250	05/24/17	64,865,613

	Auto Parts & Equipment— 0.9%
	Federal-Mogul Corp.
29,840,340	Term Loan B	2.140	12/29/14	29,472,111
14,624,506	Term Loan C	2.140	12/28/15	14,444,039
				43,916,150
	Chemicals— 3.6%
61,464,872	DuPont Performance Coatings, Inc., Term Loan B (Netherlands)	4.750	02/01/20	62,224,577
49,835,100	Ineos Holdings Ltd., Term Loan (Switzerland)	4.000	05/04/18	49,819,651
68,706,393	Univar, Inc., Term Loan B	5.000	06/30/17	68,062,271
				180,106,499
	Coal— 0.8%
42,557,025	Arch Coal, Inc., Term Loan	5.750	05/16/18	42,351,049

	Commercial Services— 6.1%
35,798,407	Ceridian Corp., Extended Term Loan	5.940	05/09/17	36,100,367
25,974,541	Envision Healthcare Group, Term Loan	4.000	05/25/18	26,155,323
34,285,298	Hertz Corp. (The), Term Loan B2	3.000	03/11/18	34,456,724
34,600,842	Interactive Data Corp., Term Loan B	3.750	02/11/18	34,746,858
39,161,464	KAR Auction Services, Inc., Term Loan	3.750	05/19/17	39,572,659
39,906,220	Laureate Education, Inc., Extended Term Loan	5.250	06/15/18	40,055,869
40,877,616	Pharmaceutical Product Development, Inc., Term Loan	4.250	12/05/18	41,303,357
54,600,273	Weight Watchers International, Inc., Term Loan B2 (Luxembourg)	3.750	04/02/20	54,930,332
				307,321,489
	Computers— 1.8%
36,940,000	CDW LLC, Term Loan	3.500	04/29/20	36,816,805
	SunGard Data Systems, Inc.
1,178,867	Term Loan C	3.940	02/28/17	1,186,530
52,452,379	Term Loan E	4.000	03/08/20	53,119,049
				91,122,384
	Diversified Financial Services— 3.7%
65,775,066	Nuveen Investments, Inc., Term Loan B	4.190	05/13/17	65,898,395
15,985,000	Ocwen Loan Serving LLC, Term Loan	5.000	02/15/18	16,231,409
19,974,425	Pinafore, LLC, Term Loan B2 (Netherlands)	3.750	09/29/16	20,165,879
40,182,718	Springleaf Financial Corp., Term Loan	5.500	05/10/17	40,276,947
42,190,441	Walter Investment Management Corp., Term Loan B	5.750	11/28/17	42,601,798
				185,174,428

	Electric— 3.3%
$49,528,453	NRG Energy, Inc., Term Loan	2.750%	07/01/18	$49,549,008
	Texas Competitive Electric Holdings Co. LLC
67,053,410	Extended Term Loan	4.720	10/10/17	47,188,837
93,447,680	Term Loan	3.720	10/10/14	66,698,282
				163,436,127
	Entertainment— 0.7%
35,317,691	SeaWorld Parks & Entertainment, Inc., Term Loan B2	3.000	05/14/20	35,301,975

	Environmental Control— 0.9%
43,814,912	ADS Waste Holdings, Inc., Term Loan B	4.250	10/09/19	44,245,832

	Food— 9.1%
	ARAMARK Corp.
781,962	Extended LOC 2	3.690	07/26/16	786,064
47,007	Extended LOC 3	3.690	07/26/16	47,254
29,690,260	Extended Term Loan B	3.780	07/26/16	29,845,985
47,583,522	Term Loan C	3.780	07/26/16	47,833,097
15,000,000	Term Loan D	4.000	08/22/19	15,178,200
65,908,587	Del Monte Foods Co., Term Loan	4.000	03/08/18	66,073,359
	HJ Heinz Co.
88,000,000	Term Loan B1	3.500	06/05/20	89,005,840
69,472,628	Term Loan B2	3.250	06/07/19	70,044,387
42,378,003	Pinnacle Foods Finance LLC, Term Loan G	3.250	04/29/20	42,453,224
35,487,829	SUPERVALU, Inc., Term Loan	5.000	03/21/19	35,858,677
57,745,325	US Foods, Inc., Term Loan	4.500	03/31/19	58,034,051
				455,160,138
	Healthcare-Products— 4.3%
48,449,613	Bausch & Lomb, Inc., Term Loan	4.000	05/18/19	48,510,417
50,201,865	Biomet, Inc., Term Loan B1	3.960	07/25/17	50,603,480
37,484,861	CareStream Health, Inc., Term Loan (Canada)	5.000	06/07/19	37,730,949
38,407,785	Hologic, Inc., Term Loan B	4.500	08/01/19	38,647,833
38,170,000	Kinetic Concepts, Inc., Term Loan D1 (Guernsey)	4.500	05/04/18	38,535,859
				214,028,538
	Healthcare-Services— 4.9%
19,690,704	CHS/Community Health Systems, Inc., Extended Term Loan	3.770	01/25/17	19,853,447
	DaVita, Inc.
32,315,407	Term Loan B	4.500	10/20/16	32,610,123
49,111,388	Term Loan B2	4.000	11/01/19	49,470,883
35,081,512	Drumm Investors LLC, Term Loan	5.000	05/04/18	34,072,918
	HCA, Inc.
45,400,000	Term Loan B4	2.940	05/01/18	45,592,950
28,800,000	Term Loan B5	3.030	03/31/17	28,911,024
35,709,130	Health Management Associates, Inc., Term Loan B	3.500	11/16/18	35,882,141
				246,393,486
	Household Products/Wares— 0.1%
6,166,634	Reynolds Group Holdings Ltd., Term Loan (New Zealand)	4.750	09/28/18	6,242,854

	Insurance— 1.9%
93,819,793	Asurion Corp., Term Loan B1	4.500	05/24/19	93,925,340

	Internet— 0.9%
42,373,216	Zayo Group LLC, Term Loan	4.500	07/02/19	42,793,771

	Investment Companies— 1.0%
48,318,917	RPI Finance Trust, Term Loan (Switzerland)	3.500	05/09/18	48,802,347

	Leisure Time— 0.8%
38,455,547	Sabre, Inc., Term Loan B	5.250	02/19/19	39,020,459

	Lodging— 1.9%
	Caesars Entertainment Operating Co., Inc.
$1,197,583	Term Loan B5	4.440%	01/28/18	$1,040,897
2,020,323	Term Loan B6	5.440	01/28/18	1,797,078
47,804,887	MGM Resorts International, Term Loan B	3.500	12/20/19	47,934,438
41,895,000	Station Casinos LLC, Term Loan B	5.000	03/02/20	42,402,977
				93,175,390
	Media— 8.3%
27,891,908	Cengage Learning Acquisitions, Inc., Term Loan(c)(d)	—	07/03/14	20,570,282
60,915,294	Cequel Communications LLC, Term Loan	3.500	02/14/19	61,353,275
	Clear Channel Communications, Inc.
67,958,020	Term Loan B	3.840	01/29/16	63,700,111
35,000,000	Term Loan D	6.940	01/30/19	32,427,500
60,000,000	CSC Holdings LLC, Term Loan B	2.690	04/17/20	59,694,600
40,081,760	TWCC Holding Corp., Term Loan	3.500	02/13/17	40,472,557
12,115,361	Univision Communications, Inc., Extended Term Loan	4.500	03/01/20	12,191,082
26,000,000	Virgin Media Investment Holdings Ltd., Term Loan B (United Kingdom)	3.500	06/08/20	26,032,500
61,009,598	VNU, Inc., Term Loan E (Luxembourg)	2.940	05/01/16	61,448,257
36,085,154	WideOpenWest Finance LLC, Term Loan B	4.750	04/01/19	36,476,137
				414,366,301
	Mining— 2.7%
92,887,717	Fortescue Metals Group Ltd., Term Loan (Australia)	5.250	10/18/17	93,715,347
43,404,470	Novelis, Inc., Term Loan (India)	3.750	03/10/17	43,748,016
				137,463,363
	Packaging & Containers— 0.8%
38,902,500	Berry Plastics Group, Inc., Term Loan D	3.500	02/08/20	38,930,899

	Pharmaceuticals— 2.9%
39,782,734	Grifols, Inc., Term Loan B (Spain)	4.250	06/01/17	40,241,031
43,016,964	NBTY, Inc., Term Loan B2	3.500	10/01/17	43,414,871
50,598,017	Quintiles Transnational Corp., Term Loan B2	4.500	06/08/18	51,078,698
11,982,456	Valeant Pharmaceuticals International, Inc., Term Loan B	3.500	02/13/19	12,114,742
				146,849,342
	Real Estate— 1.2%
	Realogy Corp.
1,423,480	Extended Synthetic LOC	4.450	10/10/16	1,442,170
56,209,524	Term Loan B	4.500	03/05/20	56,947,555
				58,389,725
	REITs— 0.8%
39,361,073	iStar Financial, Inc., Term Loan	4.500	10/15/17	39,619,478

	Retail— 5.6%
50,902,857	Dunkin’ Brands, Inc., Term Loan B3	3.750	02/14/20	51,233,726
56,305,085	JC Penney Corp., Inc., Term Loan	6.000	05/22/18	56,751,021
40,897,500	Michaels Stores, Inc., Term Loan B	3.750	01/28/20	41,121,209
59,610,530	Neiman Marcus Group, Inc. (The), Term Loan	4.000	05/16/18	59,862,086
31,799,455	PVH Corp., Term Loan B	3.250	02/13/20	31,995,816
36,534,627	Serta Simmons Holdings LLC, Term Loan	5.000	10/01/19	36,865,631
				277,829,489
	Semiconductors— 1.1%
55,109,891	Freescale Semiconductor, Inc., Term Loan B4	5.000	02/28/20	55,781,681

	Software— 3.8%
	First Data Corp.
12,703,323	Term Loan	4.190	03/24/17	12,721,171
31,750,000	Term Loan	4.190	03/23/18	31,740,158
48,145,856	IMS Health, Inc., Term Loan B1	3.750	09/01/17	48,501,895
59,670,854	Infor, Inc., Term Loan B2	5.250	04/05/18	60,565,916
37,854,887	RP Crown Parent LLC, Term Loan	6.750	12/21/18	38,410,976
				191,940,116

	Telecommunications— 7.2%
$45,065,640	Alcatel-Lucent USA, Inc., Term Loan (France)	7.250%	01/30/19	$46,124,682
29,283,405	Avaya, Inc., Term Loan B3	4.770	10/26/17	25,793,848
7,900,000	Cricket Communications, Inc., Term Loan C	4.750	03/08/20	7,978,012
39,066,222	Crown Castle Operating Co., Term Loan B	3.250	01/31/19	39,157,833
78,020,907	Intelsat Jackson Holdings S.A., Term Loan B1 (United Kingdom)	4.250	04/02/18	78,801,116
40,041,130	Telesat Canada, Term Loan B2	3.500	03/28/19	40,278,774
31,014,821	UPC Financing Partnership, Term Loan (United Kingdom)	3.250	06/30/21	31,018,698
56,966,408	West Corp., Term Loan B8	3.750	06/30/18	57,227,314
35,854,912	Windstream Corp., Term Loan B4	3.500	01/23/20	35,994,926
				362,375,203
	Total Senior Floating Rate Loans (Cost $4,326,545,072)			4,313,908,630

	Corporate Bonds—11.1%
	Chemicals— 0.3%
16,000,000	Ineos Finance PLC (Switzerland)(e)	7.500	05/01/20	17,280,000

	Electric— 0.9%
74,000	Calpine Corp.(e)	7.875	01/15/23	80,660
57,951,000	Texas Competitive Electric Holdings Co. LLC(e)	11.500	10/01/20	43,753,005
				43,833,665
	Healthcare-Services— 1.8%
60,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	61,504,397
1,111,000	HCA, Inc.	6.500	02/15/20	1,226,266
27,500,000	HCA, Inc.	4.750	05/01/23	26,606,250
				89,336,913
	Household Products/Wares— 0.9%
1,500,000	Reynolds Group Holdings Ltd. (New Zealand)	7.125	04/15/19	1,608,750
3,000,000	Reynolds Group Holdings Ltd. (New Zealand)	7.875	08/15/19	3,315,000
40,500,000	Reynolds Group Holdings Ltd. (New Zealand)	5.750	10/15/20	41,310,000
				46,233,750
	Leisure Time— 0.1%
4,000,000	Sabre, Inc.(e)	8.500	05/15/19	4,355,000

	Lodging— 0.9%
17,665,000	Caesars Entertainment Operating Co., Inc..(e)	9.000	02/15/20	16,605,100
13,000,000	Caesars Operating Escrow LLC/Caesars Escrow Corp.(e)	9.000	02/15/20	12,220,000
19,000,000	Caesars Operating Escrow LLC/Caesars Escrow Corp.(e)	9.000	02/15/20	18,002,500
				46,827,600
	Media— 2.8%
15,000,000	Cengage Learning Acquisitions, Inc.(c)(d)(e)	—	04/15/20	11,287,500
60,174,000	Clear Channel Communications, Inc.	9.000	12/15/19	60,324,435
43,777,000	Univision Communications, Inc.(e)	6.875	05/15/19	46,950,833
12,500,000	Univision Communications, Inc.(e)	6.750	09/15/22	13,500,000
10,000,000	Univision Communications, Inc.(e)	5.125	05/15/23	9,850,000
				141,912,768
	Semiconductors— 0.1%
5,000,000	Freescale Semiconductor, Inc.(e)	5.000	05/15/21	4,837,500

	Software— 2.2%
11,940,000	First Data Corp.(e)	7.375	06/15/19	12,596,700
90,695,000	First Data Corp.(e)	6.750	11/01/20	95,116,381
				107,713,081
	Telecommunications— 1.1%
22,100,000	Avaya, Inc.(e)	7.000	04/01/19	20,497,750
6,245,000	UPCB Finance III Ltd. (United Kingdom)(e)	6.625	07/01/20	6,713,375
25,525,000	Virgin Media Secured Finance PLC (United Kingdom)	6.500	01/15/18	26,737,437
				53,948,562

Total Corporate Bonds (Cost $560,624,873)	$556,278,839

Total Investments (Cost $4,887,169,945)(f)— 97.4%	4,870,187,469
Other assets less liabilities—2.6%	131,512,687
Net Assets—100.0%	$5,001,700,156

Investment Abbreviations:

LOC - Letter of Credit

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.

(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933 (the “1933 Act”), as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c) Defaulted security.  Currently, the issuer is partially or fully in default with respect to interest payments.  The aggregate value of these securities at July 31, 2013 was $31,857,782, which represented 0.64% of the Fund’s Net Assets.

(d) The borrower has filed for protection in federal bankruptcy court.

(e) Security purchased or received in a transaction exempt from registration under the 1933 Act, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $333,646,304 which represented 6.67% of the Fund’s Net Assets.

(f) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes.  The net unrealized depreciation was $16,982,476 which consisted of aggregate gross unrealized appreciation of $18,060,583 and aggregate gross unrealized depreciation of $35,043,059.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P 500® High Beta Portfolio (SPHB)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 12.4%
72,130	Abercrombie & Fitch Co., Class A	$3,597,123
54,173	BorgWarner, Inc.(a)	5,169,729
81,232	CBS Corp., Class B	4,292,299
154,646	D.R. Horton, Inc.	3,108,385
71,047	Expedia, Inc.	3,348,445
45,718	Fossil Group, Inc.(a)	5,024,408
339,077	Goodyear Tire & Rubber Co. (The)(a)	6,272,925
88,179	Harman International Industries, Inc.	5,337,475
100,604	Lennar Corp., Class A	3,407,457
89,709	Marriott International, Inc., Class A	3,729,203
247,687	PulteGroup, Inc.(a)	4,119,035
68,422	Starwood Hotels & Resorts Worldwide, Inc.	4,526,115
31,819	Whirlpool Corp.	4,261,837
		56,194,436
	Energy - 21.1%
55,075	Anadarko Petroleum Corp.	4,875,239
75,938	Cameron International Corp.(a)	4,503,123
232,049	Chesapeake Energy Corp.	5,406,742
295,245	Denbury Resources, Inc.(a)	5,166,788
63,581	Ensco PLC, Class A	3,645,735
36,847	EOG Resources, Inc.	5,360,870
73,415	FMC Technologies, Inc.(a)	3,913,020
76,284	Helmerich & Payne, Inc.	4,821,149
63,028	Hess Corp.	4,693,065
123,039	Marathon Oil Corp.	4,473,698
355,349	Nabors Industries Ltd.	5,468,821
57,684	National Oilwell Varco, Inc.	4,047,686
183,509	Newfield Exploration Co.(a)	4,514,321
108,117	Noble Corp.	4,130,069
66,666	Noble Energy, Inc.	4,165,958
222,000	Peabody Energy Corp.	3,676,320
40,733	Pioneer Natural Resources Co.	6,303,839
145,259	QEP Resources, Inc.	4,428,947
111,852	Rowan Cos. PLC, Class A(a)	3,842,116
50,597	Schlumberger Ltd.	4,115,054
229,762	WPX Energy, Inc.(a)	4,413,728
		95,966,288
	Financials - 23.2%
100,739	American International Group, Inc.(a)	4,584,632
53,652	Ameriprise Financial, Inc.	4,775,028
371,564	Bank of America Corp.	5,424,835
137,974	Bank of New York Mellon Corp. (The)	4,339,282
191,783	CBRE Group, Inc., Class A(a)	4,443,612
214,754	Charles Schwab Corp. (The)	4,743,916
101,114	Citigroup, Inc.	5,272,084
422,267	E*TRADE Financial Corp.(a)	6,291,778
590,808	Genworth Financial, Inc., Class A(a)	7,674,596
25,999	Goldman Sachs Group, Inc. (The)	4,264,616
161,693	Hartford Financial Services Group, Inc. (The)	4,989,846
214,038	Host Hotels & Resorts, Inc. REIT	3,822,719
124,416	Invesco Ltd. (b)	4,004,951
126,719	Leucadia National Corp.	3,399,871
152,875	Lincoln National Corp.	6,370,301
114,817	MetLife, Inc.	5,559,439
220,706	Morgan Stanley	6,005,410
69,721	Prudential Financial, Inc.	5,505,867
505,378	Regions Financial Corp.	5,058,834
130,433	SunTrust Banks, Inc.	4,537,764
146,331	Zions Bancorp.	4,337,251
		105,406,632
	Health Care - 1.7%
89,417	Agilent Technologies, Inc.	3,999,622
80,850	Tenet Healthcare Corp.(a)	3,609,953
		7,609,575
	Industrials - 8.8%
37,019	Cummins, Inc.	4,486,333
61,285	Eaton Corp. PLC	4,225,601
68,961	Fluor Corp.	4,314,200
76,296	Jacobs Engineering Group, Inc.(a)	4,516,723
83,600	Joy Global, Inc.	4,138,200
246,607	Masco Corp.	5,060,376
74,860	PACCAR, Inc.	4,212,372
42,326	Parker Hannifin Corp.	4,371,429
169,773	Textron, Inc.	4,648,385
		39,973,619
	Information Technology - 23.7%
1,427,547	Advanced Micro Devices, Inc.(a)	5,381,852
95,689	Akamai Technologies, Inc.(a)	4,516,521
116,719	Altera Corp.	4,150,528
112,106	Autodesk, Inc.(a)	3,967,431
104,533	Broadcom Corp., Class A	2,881,975
61,810	Citrix Systems, Inc.(a)	4,451,556
82,217	Computer Sciences Corp.	3,918,462
183,864	Electronic Arts, Inc.(a)	4,802,528
54,014	F5 Networks, Inc.(a)	4,740,269
89,980	First Solar, Inc.(a)	4,430,615
229,363	Jabil Circuit, Inc.	5,273,056
365,864	JDS Uniphase Corp.(a)	5,367,225
723,644	LSI Corp.(a)	5,629,950
480,347	Micron Technology, Inc.(a)	6,364,598
128,689	Molex, Inc.	3,838,793
81,644	Red Hat, Inc.(a)	4,226,710
85,312	Salesforce.com, Inc.(a)	3,732,400
65,726	SanDisk Corp.(a)	3,622,817
107,221	Seagate Technology PLC	4,386,411
85,070	TE Connectivity Ltd. (Switzerland)	4,341,973
290,063	Teradyne, Inc.(a)	4,783,139
108,146	Texas Instruments, Inc.	4,239,323
73,472	Western Digital Corp.	4,730,127
432,826	Xerox Corp.	4,198,412
		107,976,671
	Materials - 9.1%
196,196	Allegheny Technologies, Inc.	5,409,124
190,348	Cliffs Natural Resources, Inc.	3,713,689
70,954	Eastman Chemical Co.	5,706,830
133,170	Freeport-McMoRan Copper & Gold, Inc.	3,766,048
90,915	International Paper Co.	4,392,104
77,745	LyondellBasell Industries NV, Class A	5,341,859
153,484	Owens-Illinois, Inc.(a)	4,566,149

258,938	United States Steel Corp.	$4,492,574
84,624	Vulcan Materials Co.	3,992,560
		41,380,937
	Total Common Stocks and Other Equity Interests (Cost $423,105,714)	454,508,158

	Money Market Fund - 0.0%
101,837	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $101,837)	101,837

	Total Investments (Cost $423,207,551)(c)-100.0%	454,609,995
	Other assets less liabilities-0.0%	43,547
	Net Assets-100.0%	$454,653,542

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco, Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in, and earnings from, the investments in Invesco Ltd. for the nine months ended July 31, 2013.

				Change in
	Value	Purchase	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2012	at Cost	from Sale	Appreciation	Gain	July 31, 2013	Income
Invesco Ltd.	$1,268,458	$4,084,548	$(1,876,311)	$429,044	$99,212	$4,004,951	$47,030

(c)At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $423,839,802. The net unrealized appreciation was $30,770,193 which consisted of aggregate gross unrealized appreciation of $44,020,588 and aggregate gross unrealized depreciation of $13,250,395.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P 500® High Dividend Portfolio (SPHD)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Consumer Discretionary - 5.0%
230	H&R Block, Inc.(a)	$7,229
50,524	Hasbro, Inc.(a)	2,324,104
85,268	Leggett & Platt, Inc.(a)	2,678,268
292	Mattel, Inc.(a)	12,273
23,485	McDonald’s Corp.(a)	2,303,408
		7,325,282
	Consumer Staples - 15.4%
103,460	Altria Group, Inc.(a)	3,627,308
26,139	Clorox Co. (The)(a)	2,246,386
48,875	Dr Pepper Snapple Group, Inc.(a)	2,284,417
23,793	Kimberly-Clark Corp.(a)	2,350,748
79,453	Lorillard, Inc.(a)	3,379,136
1,534	Mondelez International, Inc., Class A(a)	47,968
33,289	Philip Morris International, Inc.(a)	2,968,713
71,374	Reynolds American, Inc.(a)	3,528,017
67,801	Sysco Corp.(a)	2,339,813
		22,772,506
	Energy - 9.7%
19,451	Chevron Corp.(a)	2,448,686
48,909	ConocoPhillips(a)	3,172,238
51,321	Diamond Offshore Drilling, Inc.(a)	3,461,088
71,925	Kinder Morgan, Inc.(a)	2,715,888
70,454	Spectra Energy Corp.(a)	2,535,640
		14,333,540
	Financials - 18.8%
52,629	Cincinnati Financial Corp.(a)	2,578,821
40,165	CME Group, Inc.(a)	2,971,407
72,588	HCP, Inc. REIT(a)	3,184,435
49,435	Health Care REIT, Inc. REIT(a)	3,188,063
119,465	Kimco Realty Corp. REIT(a)	2,693,936
42,173	Macerich Co. (The) REIT(a)	2,616,835
201,767	People’s United Financial, Inc.(a)	3,026,505
53,903	Plum Creek Timber Co., Inc. REIT(a)	2,629,388
39,005	Ventas, Inc. REIT(a)	2,564,189
28,486	Vornado Realty Trust REIT(a)	2,415,898
		27,869,477
	Health Care - 7.6%
74,899	Abbott Laboratories(a)	2,743,550
1,400	Bristol-Myers Squibb Co.(a)	60,536
55,595	Eli Lilly & Co.(a)	2,952,651
2,392	Johnson & Johnson(a)	223,652
58,020	Merck & Co., Inc.(a)	2,794,823
86,391	Pfizer, Inc.(a)	2,525,209
		11,300,421
	Industrials - 8.5%
36,451	Emerson Electric Co.(a)	2,236,998
102,056	General Electric Co.(a)	2,487,105
25,066	Lockheed Martin Corp.(a)	3,010,928
32,266	Raytheon Co.(a)	2,317,989
61,119	Waste Management, Inc.(a)	2,568,832
		12,621,852
	Information Technology - 3.7%
4,227	Intel Corp.(a)	98,489
69,150	Microchip Technology, Inc.(a)	2,748,021
66,118	Paychex, Inc.(a)	2,607,694
		5,454,204
	Materials - 1.7%
42,353	E.I. du Pont de Nemours & Co.(a)	2,443,344
270	Nucor Corp.(a)	12,631
		2,455,975
	Telecommunication Services - 4.6%
106,779	AT&T, Inc.(a)	3,766,095
516	CenturyLink, Inc.(a)	18,499
60,453	Verizon Communications, Inc.(a)	2,991,214
		6,775,808
	Utilities - 24.6%
94,159	Ameren Corp.(a)	3,371,834
46,869	Duke Energy Corp.(a)	3,327,699
48,835	Entergy Corp.(a)	3,296,363

140,797	Exelon Corp.(a)	4,306,980
111,218	FirstEnergy Corp.(a)	4,234,069
53,921	Integrys Energy Group, Inc.(a)	3,386,239
191,797	Pepco Holdings, Inc.(a)	3,941,428
111,570	PPL Corp.(a)	3,544,579
440	Public Service Enterprise Group, Inc.(a)	14,868
72,329	Southern Co. (The)(a)	3,243,232
211,155	TECO Energy, Inc.(a)	3,731,109
		36,398,400
	Total Common Stocks and Other Equity Interests (Cost $143,405,086)	147,307,465

	Money Market Fund - 0.2%
277,883	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $277,883)	277,883

	Total Investments (Cost $143,682,969)(b)-99.8%	147,585,348
	Other assets less liabilities-0.2%	323,262
	Net Assets-100.0%	$147,908,610

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $3,902,379 which consisted of aggregate gross unrealized appreciation of $5,201,679 and aggregate gross unrealized depreciation of $1,299,300.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 1.9%
484,818	McDonald’s Corp.	$47,550,949
608,659	Target Corp.	43,366,954
		90,917,903
	Consumer Staples - 20.2%
1,141,123	Altria Group, Inc.	40,007,772
1,088,072	Campbell Soup Co.	50,921,770
668,091	Clorox Co. (The)	57,415,741
1,007,817	Coca-Cola Co. (The)	40,393,305
767,698	Colgate-Palmolive Co.	45,962,079
1,312,458	ConAgra Foods, Inc.	47,524,104
690,340	CVS Caremark Corp.	42,449,007
841,753	Dr Pepper Snapple Group, Inc.	39,343,535
1,105,365	General Mills, Inc.	57,478,980
576,227	Hershey Co. (The)	54,666,656
1,069,812	Hormel Foods Corp.	45,306,538
420,284	J.M. Smucker Co. (The)	47,290,356
895,960	Kellogg Co.	59,348,390
470,105	Kimberly-Clark Corp.	46,446,374
626,657	McCormick & Co., Inc.	44,874,908
675,496	PepsiCo, Inc.	56,430,936
551,637	Procter & Gamble Co. (The)	44,296,451
906,372	Reynolds American, Inc.	44,801,968
1,415,675	Sysco Corp.	48,854,944
563,614	Wal-Mart Stores, Inc.	43,928,075
		957,741,889
	Energy - 2.9%
323,712	Chevron Corp.	40,752,104
505,331	Exxon Mobil Corp.	47,374,781
1,346,848	Spectra Energy Corp.	48,473,060
		136,599,945
	Financials - 19.0%
452,350	ACE Ltd.	41,335,743
300,203	AvalonBay Communities, Inc. REIT	40,629,474
427,856	Berkshire Hathaway, Inc., Class B(a)	49,575,675
412,663	Boston Properties, Inc. REIT	44,134,308
513,692	Chubb Corp. (The)	44,434,358
916,079	Cincinnati Financial Corp.	44,887,871
721,522	Equity Residential REIT	40,405,232
873,459	HCP, Inc. REIT	38,318,646
629,213	Health Care REIT, Inc. REIT	40,577,946
1,638,040	Kimco Realty Corp. REIT	36,937,802
943,963	Loews Corp.	42,997,515
1,146,711	Marsh & McLennan Cos., Inc.	48,012,790
3,164,618	People’s United Financial, Inc.	47,469,270
759,316	Plum Creek Timber Co., Inc. REIT	37,039,435
295,553	Public Storage REIT	47,057,949
251,004	Simon Property Group, Inc. REIT	40,175,700
697,305	Torchmark Corp.	49,564,439
511,965	Travelers Cos., Inc. (The)	42,774,676
1,195,342	U.S. Bancorp	44,610,163
592,296	Ventas, Inc. REIT	38,937,539
469,119	Vornado Realty Trust REIT	39,785,982
		899,662,513
	Health Care - 10.1%
1,137,873	Abbott Laboratories	41,680,288
768,563	AmerisourceBergen Corp.	44,784,166
590,988	Baxter International, Inc.	43,165,764
513,227	Becton, Dickinson and Co.	53,231,904
422,647	C.R. Bard, Inc.	48,435,346
753,305	Johnson & Johnson	70,434,018
430,652	Laboratory Corp. of America Holdings(a)	41,661,274
404,545	McKesson Corp.	49,621,490
1,540,657	Pfizer, Inc.	45,033,404
593,982	Stryker Corp.	41,851,972
		479,899,626
	Industrials - 8.8%
416,494	3M Co.	48,908,891
899,788	Cintas Corp.	42,748,928
491,980	L-3 Communications Holdings, Inc.	45,827,937
425,245	Lockheed Martin Corp.	51,080,429
539,106	Northrop Grumman Corp.	49,630,098
663,390	Raytheon Co.	47,657,938
361,303	Stericycle, Inc.(a)	41,889,470
496,924	United Parcel Service, Inc., Class B	43,133,003
1,067,644	Waste Management, Inc.	44,873,077
		415,749,771
	Information Technology - 2.8%
637,927	Automatic Data Processing, Inc.	45,988,157
459,702	Fiserv, Inc.(a)	44,241,721
1,148,287	Paychex, Inc.	45,288,439
		135,518,317
	Materials - 2.7%
1,111,447	Bemis Co., Inc.	45,780,502
347,861	Praxair, Inc.	41,802,456
491,021	Sigma-Aldrich Corp.	41,029,715
		128,612,673
	Telecommunication Services - 1.7%
1,159,604	AT&T, Inc.	40,899,233
813,257	Verizon Communications, Inc.	40,239,956
		81,139,189
	Utilities - 29.8%
1,077,649	AGL Resources, Inc.	49,345,548
1,366,911	Ameren Corp.	48,949,083
1,188,578	American Electric Power Co., Inc.	55,090,590
1,688,742	CenterPoint Energy, Inc.	41,914,577
1,909,361	CMS Energy Corp.	53,443,014
1,000,023	Consolidated Edison, Inc.	59,901,378
950,001	Dominion Resources, Inc.	56,344,559
862,264	DTE Energy Co.	60,962,065
751,407	Duke Energy Corp.	53,349,897
999,118	Edison International	49,806,032
682,030	Entergy Corp.	46,037,025
970,516	FirstEnergy Corp.	36,947,544
756,431	Integrys Energy Group, Inc.	47,503,867
727,990	NextEra Energy, Inc.	63,051,214
1,754,895	NiSource, Inc.	53,910,374
1,120,460	Northeast Utilities	49,759,629
2,401,939	Pepco Holdings, Inc.	49,359,847
1,113,788	PG&E Corp.	51,111,731

929,333	Pinnacle West Capital Corp.	$54,737,714
1,756,455	PPL Corp.	55,802,575
1,466,428	Public Service Enterprise Group, Inc.	49,550,602
1,071,213	SCANA Corp.	55,606,667
621,957	Sempra Energy	54,502,092
1,285,038	Southern Co. (The)	57,621,104
2,762,690	TECO Energy, Inc.	48,816,732
1,301,444	Wisconsin Energy Corp.	56,586,785
1,824,180	Xcel Energy, Inc.	54,634,191
		1,414,646,436
	Total Common Stocks and Other Equity Interests (Cost $4,360,080,533)	4,740,488,262

	Money Market Fund - 0.2%
7,565,294	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $7,565,294)	7,565,294

	Total Investments (Cost $4,367,645,827)(b)-100.1%	4,748,053,556
	Liabilities in excess of other assets-(0.1)%	(4,816,326)
	Net Assets-100.0%	$4,743,237,230

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,371,597,569. The net unrealized appreciation was $376,455,987 which consisted of aggregate gross unrealized appreciation of $405,231,314 and aggregate gross unrealized depreciation of $28,775,327.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 10.7%
560	Banco Bradesco SA	$7,579
660	Banco Bradesco SA (Preference Shares)	8,007
800	Banco do Brasil SA	8,038
1,400	BM&FBOVESPA SA	7,542
1,100	Bradespar SA	8,643
900	Bradespar SA (Preference Shares)	8,841
1,300	Braskem SA (Preference Shares), Class A(a)	9,947
4,100	Cia Siderurgica Nacional SA	11,797
900	Fibria Celulose SA(a)	10,012
1,400	Gerdau SA (Preference Shares)	8,946
600	Itau Unibanco Holding SA	7,557
660	Itau Unibanco Holding SA (Preference Shares)	8,423
2,455	Itausa - Investimentos Itau SA (Preference Shares)	9,085
2,900	JBS SA	8,090
1,300	Metalurgica Gerdau SA	8,455
1,200	Metalurgica Gerdau SA (Preference Shares)	9,670
32,000	OGX Petroleo e Gas Participacoes SA(a)	9,250
1,200	Petroleo Brasileiro SA	8,083
1,000	Petroleo Brasileiro SA (Preference Shares)	7,134
39,500	PT Vale Indonesia Tbk	6,803
2,400	Usinas Siderurgicas de Minas Gerais SA(a)	9,218
2,400	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	9,155
600	Vale SA	8,151
700	Vale SA (Preference Shares)	8,630
		207,056
	British Virgin Islands - 1.0%
14,000	China Hongqiao Group Ltd.	7,402
29,000	Evergrande Real Estate Group Ltd.(a)	11,517
		18,919
	Cayman Islands - 0.4%
4,000	Shimao Property Holdings Ltd.	8,428

	China - 29.9%
21,000	Agricultural Bank of China Ltd., H-Shares	8,503
32,000	Aluminum Corp. of China Ltd., H-Shares(a)	9,862
26,000	Angang Steel Co. Ltd., H-Shares(a)	14,416
3,500	Anhui Conch Cement Co. Ltd., H-Shares	10,357
13,000	Bank of Communications Co. Ltd., H-Shares	8,465
14,000	BBMG Corp. H-Shares	8,809
8,000	Brilliance China Automotive Holdings Ltd.(a)	9,562
23,000	China CITIC Bank Corp. Ltd., H-Shares	10,647
19,000	China Coal Energy Co. Ltd., H-Shares	10,143
10,000	China Communications Construction Co. Ltd., H-Shares	7,646
11,000	China Construction Bank Corp., H-Shares	8,212
32,500	China COSCO Holdings Co. Ltd., H-Shares(a)	13,410
8,000	China Everbright Ltd.	11,326
4,000	China Life Insurance Co. Ltd., H-Shares	9,593
5,500	China Merchants Bank Co. Ltd., H-Shares	9,248
2,000	China Merchants Holdings International Co. Ltd.	6,254
10,500	China Minsheng Banking Corp. Ltd., H-Shares	10,615
10,000	China National Building Material Co. Ltd., H-Shares	9,026
4,000	China Oilfield Services Ltd., H-Shares	9,005
2,000	China Overseas Land & Investment Ltd.	5,764
3,200	China Pacific Insurance (Group) Co. Ltd., H-Shares	10,707
8,500	China Railway Construction Corp. Ltd., H-Shares	8,648
18,000	China Railway Group Ltd., H-Shares	9,679
20,000	China Resources Cement Holdings Ltd.	10,831
4,000	China Resources Land Ltd.	10,986
3,000	China Shenhua Energy Co. Ltd., H-Shares	8,665
63,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	15,272
36,000	China Shipping Development Co. Ltd., H-Shares(a)	15,690
5,200	China Taiping Insurance Holdings Co. Ltd.(a)	7,228
16,000	China Telecom Corp. Ltd., H-Shares	7,984
8,000	China Unicom (Hong Kong) Ltd.	11,739
21,000	Chongqing Rural Commercial Bank, H-Shares	8,584
9,000	Citic Pacific Ltd.	9,771
6,000	Citic Securities Co. Ltd., Class H	11,280
5,000	CNOOC Ltd.	9,026
8,000	COSCO Pacific Ltd.	11,244
14,000	CSR Corp. Ltd., H-Shares	9,333
6,800	Dongfang Electric Corp. Ltd., H-Shares	9,452
6,000	Dongfeng Motor Group Co. Ltd., H-Shares	8,046
25,000	Geely Automobile Holdings Ltd.	10,444
2,000	Great Wall Motor Co. Ltd., H-Shares	9,336
6,000	Guangzhou R&F Properties Co. Ltd., H-Shares	9,330
6,400	Haitong Securities Co. Ltd., Class H	8,244
12,000	Industrial & Commercial Bank of China Ltd., H-Shares	7,891
6,000	Jiangxi Copper Co. Ltd., H-Shares	10,120
58,000	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	13,761
3,600	New China Life Insurance Co. Ltd., Class H(a)	9,679
18,000	Nine Dragons Paper Holdings Ltd.	11,396
8,000	PICC Property & Casualty Co. Ltd., H-Shares	8,913
1,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	9,709
22,000	Shanghai Electric Group Co. Ltd., H-Shares	7,404
18,000	Sino-Ocean Land Holdings Ltd.	9,214
3,400	Weichai Power Co. Ltd., H-Shares	11,267
10,600	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	5,946
14,000	Yanzhou Coal Mining Co. Ltd., H-Shares	9,640
12,500	Zhaojin Mining Industry Co. Ltd., H-Shares	8,381
48,000	Zijin Mining Group Co. Ltd., H-Shares	10,274

14,400	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	$10,324
6,600	ZTE Corp. H-Shares(a)	11,472
		577,773
	Cyprus - 1.0%
1,325	Novolipetsk Steel OJSC GDR	19,266

	France - 0.4%
43	Komercni Banka AS	8,371

	Germany - 0.4%
65	BRE Bank SA	8,762

	Hong Kong - 3.0%
8,000	Agile Property Holdings Ltd.	8,407
7,000	Belle International Holdings Ltd.	10,109
16,522	Country Garden Holdings Co.	9,331
53,000	GCL-Poly Energy Holdings Ltd.(a)	13,532
5,000	PT United Tractors Tbk	8,173
27,000	Shui On Land Ltd.	8,077
		57,629
	Hungary - 1.1%
140	MOL Hungarian Oil & Gas PLC	10,474
564	OTP Bank PLC	11,310
		21,784
	India - 2.3%
359	Axis Bank Ltd. GDR	6,175
208	ICICI Bank Ltd. ADR	6,818
486	Larsen & Toubro Ltd. GDR	6,784
1,770	Sterlite Industries (India) Ltd. ADR	8,903
352	Tata Motors Ltd. ADR	8,462
1,873	Tata Steel Ltd. GDR	6,893
		44,035
	Indonesia - 1.8%
41,500	Bumi Serpong Damai PT	6,380
144,500	PT Adaro Energy Tbk	9,842
237,000	PT Bumi Resources Tbk(a)	11,760
7,500	PT Tambang Batubara Bukit Asam Tbk	7,261
		35,243
	Italy - 0.4%
169	Bank Pekao SA	8,653

	Luxembourg - 0.6%
3,214	ArcelorMittal South Africa Ltd.(a)	10,846

	Mauritius - 0.4%
13,500	Indorama Ventures PCL	7,677

	Mexico - 0.9%
3,200	Grupo Mexico SAB de CV, Series B	9,777
230	Industrias Penoles SAB de CV	7,185
		16,962
	Poland - 2.3%
399	Jastrzebska Spolka Weglowa SA	8,346
299	KGHM Polska Miedz SA	10,361
631	Polski Koncern Naftowy Orlen SA	8,560
755	Powszechna Kasa Oszczednosci Bank Polski SA(a)	8,768
6,222	Tauron Polska Energia SA	8,547
		44,582
	Portugal - 0.7%
6,580	Bank Millennium SA(a)	12,736

	Russia - 5.6%
8,069	Federal Hydrogenerating Co. JSC ADR(a)	13,677
1,212	Gazprom OAO ADR(a)	9,393
127	LUKOIL OAO ADR	7,493
595	MMC Norilsk Nickel OJSC ADR	7,979
99	NovaTek OAO GDR	11,514
1,166	Rosneft Oil Co. GDR	8,255
515	Rostelecom OJSC ADR	10,485
1,959	Severstal GDR	14,761
1,511	Surgutneftegas OJSC ADR(a)	11,952
4,643	VTB Bank OJSC GDR(a)	13,121
		108,630
	South Africa - 6.9%
4,474	African Bank Investments Ltd.	6,569
736	African Rainbow Minerals Ltd.	12,070
461	AngloGold Ashanti Ltd.	5,970
401	Aspen Pharmacare Holdings Ltd.	8,857
251	Assore Ltd.	8,460
337	Bidvest Group Ltd.	8,298
872	Exxaro Resources Ltd.	13,438
2,161	Harmony Gold Mining Co. Ltd.	7,905
1,404	Impala Platinum Holdings Ltd.	13,744
400	Imperial Holdings Ltd.	8,312
1,680	Investec Ltd.	11,273
2,801	PPC Ltd.	8,197
1,736	Sanlam Ltd.	8,327
244	Sasol Ltd.	11,192
		132,612
	South Korea - 23.6%
155	Daelim Industrial Co. Ltd.	12,279
1,340	Daewoo Engineering & Construction Co. Ltd.(a)	9,208
1,460	Daewoo Securities Co. Ltd.	12,957
610	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,099
210	Doosan Heavy Industries & Construction Co. Ltd.	8,617
1,000	Doosan Infracore Co. Ltd.(a)	10,993
516	GS Engineering & Construction Corp.	14,009
201	GS Holdings	9,876
310	Hana Financial Group, Inc.	9,934
590	Hanwha Chemical Corp.	9,873
1,320	Hanwha Life Insurance Co. Ltd.	7,919
212	Hyosung Corp.	12,719
208	Hyundai Engineering & Construction Co. Ltd.	10,961
58	Hyundai Heavy Industries Co. Ltd.	10,842
760	Hyundai Merchant Marine Co. Ltd.(a)	10,892
87	Hyundai Mipo Dockyard Co. Ltd.	10,300
185	Hyundai Steel Co.	11,264
270	KB Financial Group, Inc.	8,556
350	Korea Investment Holdings Co. Ltd.	12,649
39	Korea Zinc Co. Ltd.	9,946
178	Kumho Petro Chemical Co. Ltd.	14,228
45	LG Chem Ltd.	11,296
84	LG Chem Ltd. (Preference Shares)	9,533
130	LG Corp.	7,556
290	LG Display Co. Ltd.(a)	7,189
97	Lotte Chemical Corp.	14,678

132	LS Corp.	$8,472
91	Mando Corp.	9,558
57	Ncsoft Corp.	8,651
61	OCI Co. Ltd.	9,041
194	Samsung C&T Corp.	9,601
92	Samsung Electro-Mechanics Co. Ltd.	6,617
9	Samsung Electronics Co. Ltd.	10,254
11	Samsung Electronics Co. Ltd. (Preference Shares)	8,000
137	Samsung Engineering Co. Ltd.	9,597
360	Samsung Heavy Industries Co. Ltd.	12,802
211	Samsung Securities Co., Ltd.	8,640
250	Shinhan Financial Group Co. Ltd.	9,124
330	SK Hynix, Inc.(a)	7,990
92	SK Innovation Co. Ltd.	12,448
1,600	SK Networks Co. Ltd.	9,257
111	S-Oil Corp.	7,460
1,110	Woori Finance Holdings Co. Ltd.	11,116
1,270	Woori Investment & Securities Co. Ltd.	13,227
		456,228
	Spain - 0.4%
1,200	Banco Santander Brasil SA	7,153

	Taiwan - 4.0%
22,000	AU Optronics Corp.(a)	7,777
25,000	Capital Securities Corp.	8,337
4,000	Epistar Corp.(a)	6,670
1,000	Formosa International Hotels Corp.	12,839
4,000	Nan Ya Plastics Corp.(a)	8,404
2,000	Richtek Technology Corp.	8,137
2,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,836
16,000	Wan Hai Lines Ltd.	8,564
20,000	Yuanta Financial Holding Co. Ltd.	10,438
		78,002
	Thailand - 0.4%
3,700	PTT Global Chemical PCL	7,802

	United Kingdom - 1.3%
383	Anglo American Platinum Ltd.(a)	13,544
270	Kumba Iron Ore Ltd.	11,933
		25,477
	United States - 0.4%
270	Bank Handlowy w Warszawie SA	8,143

	Total Investments (Cost $2,378,464)(b)-99.9%	1,932,769
	Other assets less liabilities-0.1%	2,380
	Net Assets-100.0%	$1,935,149

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,385,031. The net unrealized depreciation was $452,262 which consisted of aggregate gross unrealized appreciation of $66,537 and aggregate gross unrealized depreciation of $518,799.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Belgium - 0.5%
20,800	Cia de Bebidas das Americas (Preference Shares)	$783,519

	Brazil - 3.7%
83,200	CCR SA	652,249
15,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	700,215
40,800	Cosan Ltd.	655,430
35,200	Cosan SA Industria e Comercio	666,908
76,400	CPFL Energia SA	706,348
108,900	EcoRodovias Infraestrutura e Logistica SA	765,491
47,700	Grupo BTG Pactual	575,751
31,000	Multiplan Empreendimentos Imobiliarios SA	683,730
31,100	Ultrapar Participacoes SA	737,558
		6,143,680
	British Virgin Islands - 0.4%
117,768	Turkcell Iletisim Hizmet AS(a)	685,103

	Chile - 5.4%
7,319,697	Banco de Chile	1,041,308
15,066	Banco de Credito e Inversiones	820,187
30,126	CAP SA	537,854
190,287	Cencosud SA	862,339
67,923	Cia Cervecerias Unidas SA	915,527
58,321	Empresa Nacional de Telecomunicaciones (Entel) SA	960,981
271,640	Empresas CMPC SA	790,800
70,145	Empresas COPEC SA	908,039
55,794	LATAM Airlines Group SA	749,442
84,574	S.A.C.I. Falabella	861,744
24,472	Sociedad Quimica y Minera de Chile SA (Preference Shares), Class B	702,932
		9,151,153
	China - 7.0%
1,971,000	Bank of China Ltd., H-Shares	825,978
1,063,000	China Construction Bank Corp., H-Shares	793,616
104,000	China Mobile Ltd.	1,106,333
1,054,200	China Petroleum & Chemical Corp. (Sinopec), H-Shares	784,327
419,000	CNOOC Ltd.	756,381
860,000	Guangdong Investment Ltd.	696,397
71,500	Hengan International Group Co. Ltd.	785,497
1,108,000	Industrial & Commercial Bank of China Ltd., H-Shares	728,633
674,000	Jiangsu Expressway Co. Ltd., H-Shares	700,476
464,000	Kunlun Energy Co. Ltd.	683,255
764,000	PetroChina Co. Ltd., H-Shares	893,510
96,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	621,403
241,000	Shanghai Industrial Holdings Ltd.	748,915
595,000	Sun Art Retail Group Ltd.	827,055
96,000	Tsingtao Brewery Co. Ltd., Class H	733,429
		11,685,205
	Colombia - 2.9%
45,340	Almacenes Exito SA	745,069
36,140	Banco de Bogota SA	1,353,695
61,988	Bancolombia SA (Preference Shares)	889,760
382,765	Ecopetrol SA	875,624
1,422,581	Grupo Aval Acciones y Valores SA (Preference Shares), Class Preference	1,028,476
		4,892,624
	Czech Republic - 0.5%
33,725	CEZ AS	801,664

	France - 1.0%
1,382,243	Aguas Andinas SA, Class A	965,759
43,700	Tractebel Energia SA	696,659
		1,662,418
	Hungary - 0.5%
56,101	Richter Gedeon Nyrt	859,304

	India - 0.4%
19,639	Dr Reddy’s Laboratories Ltd. ADR	731,945

	Indonesia - 0.4%
1,257,500	PT Jasa Marga Persero Tbk	654,597

	Italy - 1.5%
12,847	Bank Pekao SA	657,761
803,561	Empresa Nacional de Electricidad SA	1,057,379
2,470,687	Enersis SA	742,525
		2,457,665
	Malaysia - 17.2%
684,600	AirAsia Bhd	666,873
756,200	AMMB Holdings Bhd	1,825,230
434,100	Axiata Group Bhd	908,612
823,000	Bumi Armada Bhd	1,002,112
379,200	CIMB Group Holdings Bhd	919,946
999,600	Dialog Group Bhd	859,705
589,000	DiGi.Com Bhd	844,282
819,500	DRB-Hicom Bhd	641,655
526,000	Gamuda Bhd	771,813
255,200	Genting Bhd	773,309
319,700	Hong Leong Bank Bhd	1,360,006
492,400	IJM Corp. Bhd	878,852
512,400	IOI Corp. Bhd	862,424
135,800	Kuala Lumpur Kepong Bhd	887,472
447,800	Malayan Banking Bhd	1,416,285
636,100	Maxis Bhd	1,394,165
548,300	Petronas Chemicals Group Bhd	1,118,911
110,600	Petronas Dagangan Bhd	913,711
135,600	Petronas Gas Bhd	871,117
172,700	PPB Group Bhd	793,227
371,300	Public Bank Bhd	1,975,536
460,900	RHB Capital Bhd	1,172,141
548,700	Sime Darby Bhd	1,603,476

642,300	SP Setia Bhd	$661,308
688,400	Telekom Malaysia Bhd	1,118,332
418,800	Tenaga Nasional Bhd	1,147,698
174,900	UMW Holdings Bhd	747,261
1,317,600	YTL Power International Bhd	678,296
		28,813,755
	Mexico - 3.4%
736,500	America Movil SAB de CV, Series L	769,645
119,800	Arca Continental SAB de CV	892,863
48,000	Coca-Cola Femsa SAB de CV, Series L	673,290
69,500	El Puerto de Liverpool SAB de CV, Series C1	800,421
80,300	Fomento Economico Mexicano SAB de CV	795,898
244,900	Grupo Bimbo SAB de CV, Series A	820,246
185,000	Grupo Televisa SAB de CV, Series CPO	994,740
		5,747,103
	Philippines - 2.3%
5,470,300	Metro Pacific Investments Corp.	680,166
266,790	Metropolitan Bank & Trust	652,386
13,065	Philippine Long Distance Telephone Co.	908,504
384,340	San Miguel Corp.	761,069
36,993	SM Investments Corp.	809,195
		3,811,320
	Poland - 1.0%
69,826	Powszechna Kasa Oszczednosci Bank Polski SA(a)	810,929
5,777	Powszechny Zaklad Ubezpieczen SA	818,084
		1,629,013
	Russia - 0.7%
13,136	LUKOIL OAO ADR	775,024
21,178	Uralkali OJSC GDR	459,563
		1,234,587
	Saudi Arabia - 0.4%
173,929	Turk Telekomunikasyon AS	624,996

	South Africa - 10.9%
38,000	Aspen Pharmacare Holdings Ltd.(a)	839,361
35,852	Bidvest Group Ltd.	882,764
97,918	Discovery Holdings Ltd.	881,922
266,840	FirstRand Ltd.	798,696
291,633	Growthpoint Properties Ltd.	731,639
112,372	Investec Ltd.	754,004
69,652	Liberty Holdings Ltd.	861,754
113,597	Mediclinic International Ltd.	790,883
375,479	MMI Holdings Ltd.	814,673
38,299	MTN Group Ltd.	715,987
9,503	Naspers Ltd., Class N	792,040
370,424	Netcare Ltd.	874,730
770,023	Redefine Properties Ltd.	763,088
58,231	Remgro Ltd.	1,110,645
199,590	RMB Holdings Ltd.	817,757
300,519	RMI Holdings	818,832
204,468	Sanlam Ltd.	980,737
17,828	Sasol Ltd.	817,757
70,778	Spar Group Ltd. (The)	819,758
80,154	Standard Bank Group Ltd.	893,894
302,774	Steinhoff International Holdings Ltd.(a)	800,533
24,400	Tiger Brands Ltd.	758,402
		18,319,856
	South Korea - 7.0%
877	Amorepacific Corp.	740,055
9,459	Cheil Industries, Inc.	748,519
30,500	Hanwha Corp.	834,835
89,530	Industrial Bank of Korea	908,509
22,830	KB Financial Group, Inc.	723,456
21,530	KT Corp.	697,592
11,189	KT&G Corp.	753,951
12,465	LG Corp.	724,538
3,408	POSCO	981,363
3,493	Samsung Fire & Marine Insurance Co. Ltd.	746,218
9,182	Samsung Life Insurance Co. Ltd.	878,621
5,730	Samsung SDI Co. Ltd.	831,377
19,307	Samsung Securities Co., Ltd.	790,549
11,819	Samsung Techwin Co. Ltd.	740,644
10,772	S-Oil Corp.	723,934
		11,824,161
	Spain - 1.5%
16,966,052	Banco Santander Chile	946,674
34,700	Telefonica Brasil SA (Preference Shares)	734,182
54,656	Telefonica Czech Republic AS	817,324
		2,498,180
	Taiwan - 23.3%
934,000	Asia Cement Corp.	1,172,698
546,000	Cathay Financial Holding Co. Ltd.	793,877
1,865,000	Chang Hwa Commercial Bank	1,069,748
264,120	Cheng Shin Rubber Industry Co. Ltd.	875,512
2,132,000	China Airlines Ltd.(a)	789,195
2,501,000	China Development Financial Holding Corp.	708,936
692,000	China Life Insurance Co. Ltd.	709,619
1,414,285	China Steel Corp.	1,169,669
1,363,000	Chinatrust Financial Holding Co. Ltd.	899,985
578,000	Chunghwa Telecom Co. Ltd.	1,848,505
97,000	Cleanaway Co. Ltd.	640,488
1,234,000	E.Sun Financial Holding Co. Ltd.	823,037
1,250,000	Eva Airways Corp.(a)	696,147
760,000	Far Eastern Department Stores Co. Ltd.	724,859
746,000	Far Eastern New Century Corp.	842,116
310,000	Far EasTone Telecommunications Co. Ltd.	789,822
1,811,000	First Financial Holding Co. Ltd.	1,123,325
328,090	Formosa Chemicals & Fibre Corp.	816,218
298,000	Formosa Petrochemical Corp.	776,143
338,400	Formosa Plastics Corp.	850,895
582,000	Fubon Financial Holding Co. Ltd.	817,108
335,000	Highwealth Construction Corp.	747,386
2,054,000	Hua Nan Financial Holdings Co. Ltd.	1,195,281
867,000	King’s Town Bank	751,738
423,000	Lite-On Technology Corp.	719,424
232,000	Lung Yen Life Service Corp.	715,655
1,043,000	Mega Financial Holding Co. Ltd.	871,297
882,000	Oriental Union Chemical Corp.	863,278
738,000	Pou Chen Corp.	755,560
146,000	President Chain Store Corp.	1,088,190
2,195,000	Shin Kong Financial Holding Co. Ltd.(a)	742,976
1,430,000	SinoPac Financial Holdings Co. Ltd.	720,091
282,800	Standard Foods Corp.	855,384
2,075,000	Taishin Financial Holding Co. Ltd.	965,309
3,336,000	Taiwan Business Bank(a)	1,014,601
633,000	Taiwan Cement Corp.	773,663
2,337,030	Taiwan Cooperative Financial Holding	1,336,604
326,000	Taiwan Fertilizer Co. Ltd.	796,885
210,000	Taiwan Mobile Co. Ltd.	763,343

204,000	Taiwan Semiconductor Manufacturing Co. Ltd.	$697,314
768,000	Teco Electric and Machinery Co. Ltd.	837,497
873,000	Ton Yi Industrial Corp.	765,675
240,000	Transcend Information, Inc.(a)	696,313
411,000	Uni-President Enterprises Corp.	838,817
464,000	Yulon Motor Co. Ltd.(a)	748,924
		39,199,107
	Thailand - 3.4%
112,400	Bangkok Bank PCL	736,166
165,700	Electricity Generating PCL	719,975
109,900	Kasikornbank PCL	640,791
146,900	PTT Exploration & Production PCL	732,153
80,700	PTT PCL	853,409
49,100	Siam Cement PCL	718,460
128,800	Siam Commercial Bank PCL	652,230
348,000	Thai Union Frozen Products PCL	625,399
		5,678,583
	Turkey - 2.0%
30,795	BIM Birlesik Magazalar AS	705,489
270,369	Enka Insaat ve Sanayi AS	746,057
624,681	Eregli Demir ve Celik Fabrikalari TAS	620,677
190,930	Tekfen Holding AS	599,589
29,451	Tupras Turkiye Petrol Rafine AS	627,698
		3,299,510
	United Kingdom - 1.8%
52,528	ABSA Group Ltd.(a)	757,764
49,828	Nedbank Group Ltd.	893,804
56,200	Souza Cruz SA	676,379
66,940	Vodacom Group Ltd.	788,412
		3,116,359
	United States - 0.9%
49,616	Massmart Holdings Ltd.	838,679
273,500	Wal-Mart de Mexico SAB de CV, Series V	744,892
		1,583,571
	Total Common Stocks and Other Equity Interests (Cost $170,338,474)	167,888,978

	Rights - 0.0%
	Taiwan - 0.0%
13,636	Cathay Fiancial Holding Co. Ltd., expiring 10/02/13 (Cost $0)	3,456

	Total Investments (Cost $170,338,474)(b)-100.0%	167,892,434
	Other assets less liabilities-0.0%	8,058
	Net Assets-100.0%	$167,900,492

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $170,352,981. The net unrealized depreciation was $2,460,547 which consisted of aggregate gross unrealized appreciation of $6,053,086 and aggregate gross unrealized depreciation of $8,513,633.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 1.1%
2,457	Als Ltd.	$18,720
1,982	Iluka Resources Ltd.	19,602
10,212	Whitehaven Coal Ltd.	18,009
		56,331
	Austria - 3.3%
400	Andritz AG	21,538
997	Erste Group Bank AG	30,224
4,938	Immofinanz AG	20,176
425	OMV AG	18,773
840	Raiffeisen Bank International AG	25,481
383	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,770
750	Voestalpine AG	28,696
		164,658
	Bahamas - 0.6%
1,796	Vedanta Resources PLC	31,666

	Belgium - 2.2%
743	Ageas	29,691
860	KBC Groep NV	34,430
185	Solvay SA	25,007
508	Umicore SA	22,844
		111,972
	Canada - 4.1%
700	Canadian Natural Resources Ltd.	21,673
1,354	Enerplus Corp.	21,982
919	Finning International, Inc.	19,756
1,546	First Quantum Minerals Ltd.	24,813
2,853	Lightstream Resources Ltd.	23,256
6,362	Lundin Mining Corp.(a)	25,063
2,839	Precision Drilling Corp.(a)	28,913
1,040	Teck Resources Ltd., Class B	24,339
681	Trilogy Energy Corp.	19,250
		209,045
	Denmark - 1.8%
3	A.P. Moeller - Maersk A/S, Class A	22,185
3	A.P. Moeller - Maersk A/S, Class B	23,489
1,073	Danske Bank A/S(a)	19,742
561	FLSmidth & Co. A/S	26,599
		92,015
	Finland - 7.7%
1,569	Kemira Oyj	24,313
716	Kesko Oyj, Class B	22,447
217	Kone Oyj, Class B	16,107
844	Metso Oyj	29,665
1,822	Neste Oil Oyj	26,347
8,777	Nokia Oyj(a)	34,381
593	Nokian Renkaat Oyj	26,292
53,705	Outokumpu Oyj(a)	33,303
2,251	Outotec Oyj	27,275
1,476	Pohjola Bank PLC, Class A	25,361
2,697	Sanoma Oyj	19,661
3,718	Stora Enso Oyj, Class R	27,523
2,403	UPM-Kymmene Oyj	26,755
542	Wartsila Oyj Abp	24,484
1,944	YIT Oyj	26,355
		390,269
	France - 15.8%
587	Accor SA	22,105
778	Alstom SA	26,261
1,447	Areva SA(a)	24,296
1,516	AXA SA	33,366
604	BNP Paribas SA	39,006
977	Bouygues SA	28,502
853	Carrefour SA	26,130
120	Christian Dior SA	21,208
636	Cie de Saint-Gobain	29,431
254	Cie Generale des Etablissements Michelin	25,457
1,662	CNP Assurances	28,072
4,307	Credit Agricole SA(a)	41,051
821	Electricite de France SA	24,044
936	GDF Suez	19,600
97	Kering	22,167
401	Lafarge SA	25,593
425	Legrand SA	21,981
138	LVMH Moet Hennessy Louis Vuitton SA	25,040
7,805	Natixis	39,745
2,291	Orange SA	22,478
377	Renault SA	29,621
352	Safran SA	20,631
179	Sanofi	19,055
394	Schneider Electric SA	31,291
1,045	Societe Generale SA	41,927
1,515	Suez Environnement Co.	21,435
196	Technip SA	21,589
438	Total SA	23,322
499	Vinci SA	26,895
1,025	Vivendi SA	21,858
		803,157
	Germany - 10.9%
175	Adidas AG	19,473
159	Allianz SE	24,744
241	BASF SE	21,332
187	Bayer AG	21,690
279	Bayerische Motoren Werke AG	27,263
311	Bayerische Motoren Werke AG (Preference Shares)	23,601
3,332	Commerzbank AG(a)	28,440
178	Continental AG	27,985
382	Daimler AG	26,488
769	Deutsche Bank AG	34,621
310	Deutsche Boerse AG	21,891
1,152	E.ON Se	19,511
390	HeidelbergCement AG	29,901
569	Metro AG	19,580
108	Muenchener Rueckversicherungs-Gesellschaft AG	21,396

306	Porsche Automobil Holding SE (Preference Shares)	$26,021
574	RWE AG	17,237
598	RWE AG (Preference Shares) NVTG	17,930
1,051	Scania AB, Class A	21,033
1,027	Scania AB, Class B	21,338
1,539	ThyssenKrupp AG(a)	33,412
98	Volkswagen AG	22,272
111	Volkswagen AG (Preference Shares)	26,331
		553,490
	Greece - 3.8%
47,025	Agricultural Bank of Greece(a)	0
66,039	Alpha Bank AE(a)	39,461
11,964	DryShips, Inc.(a)	22,971
3,340	Hellenic Telecommunications Organization SA(a)	30,158
7,053	National Bank of Greece SA(a)	24,631
2,685	Public Power Corp. SA	27,774
1,250	Titan Cement Co. SA(a)	22,739
28,298	TT Hellenic Postbank SA(a)	0
4,456	Viohalco Hellenic Copper and Aluminum Industry SA(a)	26,034
		193,768
	Hong Kong - 0.4%
805	Melco Crown Entertainment Ltd. ADR(a)	20,028

	Ireland - 1.1%
1,145	CRH PLC	24,022
1,481	Smurfit Kappa Group PLC	29,892
		53,914
	Italy - 10.8%
1,691	Assicurazioni Generali SpA	33,254
1,415	Atlantia SpA	26,793
125,442	Banca Monte dei Paschi di Siena SpA(a)	34,213
873	Endesa SA(a)	20,234
11,728	Enel Green Power SpA	26,023
7,375	Enel SpA	24,521
1,106	Eni SpA	24,394
781	EXOR SpA	25,636
2,314	Fiat Industrial SpA	28,437
4,065	Fiat SpA(a)	32,332
20,793	Intesa Sanpaolo SpA	39,372
22,645	Intesa Sanpaolo SpA - RSP	35,873
4,750	Mediobanca SpA	29,102
1,932	Pirelli & C. SpA	25,346
862	Saipem SpA	18,371
36,479	Telecom Italia SpA	24,631
39,479	Telecom Italia SpA-RSP	20,660
9,720	UBI Banca-Unione di Banche Italiane SCPA	41,198
7,289	UniCredit SpA	39,605
		549,995
	Japan - 0.5%
15,000	Kobe Steel Ltd.(a)	23,639

	Liechtenstein - 0.5%
1,872	Antofagasta PLC	25,032

	Luxembourg - 0.7%
2,667	ArcelorMittal	35,049

	Mexico - 0.4%
1,188	Fresnillo PLC	18,533

	Netherlands - 3.4%
4,300	Aegon NV	33,088
3,791	ING Groep NV CVA(a)	38,660
291	Koninklijke DSM NV	20,402
735	NXP Semiconductor NV(a)	23,998
589	Randstad Holding NV	28,363
1,148	Tenaris SA	25,823
		170,334
	Norway - 4.0%
1,746	Aker Solutions ASA	26,216
1,343	DNB ASA	22,288
479	Fred Olsen Energy ASA	23,051
5,605	Norsk Hydro ASA	23,741
1,972	Petroleum Geo-Services ASA	26,459
2,595	Prosafe SE	25,998
6,219	Storebrand ASA(a)	35,659
674	TGS Nopec Geophysical Co. ASA	21,574
		204,986
	Portugal - 1.5%
33,791	Banco Espirito Santo SA(a)	32,755
4,706	EDP Renovaveis SA(a)	24,089
1,290	Galp Energia SGPS SA	20,555
		77,399
	Spain - 6.6%
1,200	Abertis Infraestructuras SA	22,236
997	ACS Actividades de Construccion y Servicios SA	28,596
3,667	Banco Bilbao Vizcaya Argentaria SA	34,659
4,371	Banco Santander SA	31,887
6,661	CaixaBank SA	24,518
1,268	Ferrovial SA	21,552
1,221	Gas Natural SDG SA	24,806
5,144	Iberdrola SA	28,346
156	Industria de Diseno Textil SA (Inditex)	20,756
9,205	Mapfre SA	33,613
1,474	Repsol SA	35,211
1,899	Telefonica SA(a)	27,019
		333,199
	Sweden - 8.4%
1,013	Alfa Laval AB	22,923
496	Assa Abloy AB, Class B	21,901
956	Atlas Copco AB, Class A	24,880
1,088	Atlas Copco AB, Class B	25,436
879	Hexagon AB, Class B	26,736
1,172	Industrivarden AB, Class A	22,343
1,272	Industrivarden AB, Class C	22,809
991	Lundin Petroleum AB(a)	21,773
528	Modern Times Group AB, Class B	24,704
1,644	Nordea Bank AB	20,764
2,578	Ratos AB, Class B	22,937
1,811	Sandvik AB	22,846
1,957	Skandinaviska Enskilda Banken AB, Class A	21,544
1,126	Skanska AB, Class B	21,190
991	SKF AB, Class A	27,444
931	SKF AB, Class B	25,754
1,612	Volvo AB, Class A	23,665
1,606	Volvo AB, Class B	23,614
		423,263

	Switzerland - 3.2%
260	Cie Financiere Richemont SA	$25,352
901	Credit Suisse Group AG	26,366
4,070	Glencore Xstrata PLC	17,123
279	Holcim Ltd.	20,088
3,324	STMicroelectronics NV	28,513
203	Swatch Group AG (The)	20,876
1,315	UBS AG(a)	25,801
		164,119
	United Kingdom - 7.1%
1,247	AMEC PLC	20,361
1,169	Anglo American PLC	24,953
4,489	Aviva PLC	25,283
6,073	Barclays PLC	26,507
801	BHP Billiton PLC	22,818
949	Burberry Group PLC	22,013
23,888	Lloyds Banking Group PLC(a)	24,797
1,015	Petrofac Ltd.	20,204
1,241	Prudential PLC	21,956
630	Rio Tinto PLC	28,224
5,381	Royal Bank of Scotland Group PLC(a)	25,909
605	Schroders PLC	22,517
1,082	Subsea 7 SA	20,454
1,250	Tullow Oil PLC	19,671
3,969	Turquoise Hill Resources Ltd.(a)	15,867
422	Wolseley PLC	20,127
		361,661
	Total Common Stocks and Other Equity Interests (Cost $5,186,371)	5,067,522

	Rights - 0.0%
	Spain - 0.0%
6,661	Caixabank, expiring 09/13/13(a) (Cost $441)	469

	Money Market Fund - 0.1%
4,601	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $4,601)	4,601

	Total Investments (Cost $5,191,413)(b)-100.0%	5,072,592
	Other assets less liabilities-0.0%	2,036
	Net Assets-100.0%	$5,074,628

Investment Abbreviations:

ADR                     - American Depositary Receipt

CVA                     - Dutch Certificates

RSP                         - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,194,130. The net unrealized depreciation was $121,538 which consisted of aggregate gross unrealized appreciation of $216,023 and aggregate gross unrealized depreciation of $337,561.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 10.0%
36,437	AGL Energy Ltd.	$475,791
17,964	ASX Ltd.	559,426
18,036	Australia & New Zealand Banking Group Ltd.	481,707
13,431	BHP Billiton Ltd.	417,538
247,724	CFS Retail Property Trust Group REIT	455,756
35,854	Coca-Cola Amatil Ltd.	413,477
8,850	Commonwealth Bank of Australia	589,408
36,463	Crown Ltd.	418,864
133,593	GPT Group REIT	438,809
85,355	Insurance Australia Group Ltd.	445,057
16,495	National Australia Bank Ltd.	462,311
12,855	Ramsay Health Care Ltd.	424,897
32,081	Sonic Healthcare Ltd.	412,001
135,770	Sydney Airport	437,430
135,543	TABCORP Holdings Ltd.	397,773
121,786	Telstra Corp. Ltd.	545,391
92,440	Transurban Group	562,471
13,819	Wesfarmers Ltd.	503,020
55,854	Westfield Group REIT	562,416
173,941	Westfield Retail Trust REIT	469,871
16,640	Westpac Banking Corp.	461,298
17,387	Woolworths Ltd.	519,924
		10,454,636
	Belgium - 1.0%
6,823	Groupe Bruxelles Lambert SA	554,196
8,316	UCB SA	478,412
		1,032,608
	Canada - 24.8%
10,518	ATCO Ltd., Class I	476,254
13,400	Bank of Montreal	832,506
12,242	Bank of Nova Scotia	690,782
18,042	BCE, Inc.	746,741
27,176	Bell Aliant, Inc.	735,144
14,096	Brookfield Asset Management, Inc., Class A	521,170
42,326	CAE, Inc.	481,703
10,550	Canadian Imperial Bank of Commerce	799,729
6,237	Canadian National Railway Co.	622,820
5,519	Canadian Tire Corp. Ltd., Class A	453,792
13,807	Canadian Utilities Ltd., Class A	513,708
19,201	CI Financial Corp.	579,551
6,315	Dollarama, Inc.	455,358
21,064	Dundee, Class A REIT	631,889
22,005	Emera, Inc.	699,502
14,176	Enbridge, Inc.	628,374
42,470	First Capital Realty, Inc.	705,596
23,746	Fortis, Inc.	745,838
6,364	George Weston Ltd.	538,933
18,410	Great-West Lifeco, Inc.	532,754
27,250	H&R REIT	572,805
12,012	IGM Financial, Inc.	570,309
9,411	Intact Financial Corp.	553,007
8,745	Keyera Corp.	488,778
8,624	Metro, Inc.	617,995
10,344	National Bank of Canada	794,980
12,236	Onex Corp.	582,015
15,863	Pembina Pipeline Corp.	496,389
11,043	Potash Corp. of Saskatchewan, Inc.	320,103
18,302	Power Corp. of Canada	525,712
17,959	Power Financial Corp.	563,375
24,639	RioCan REIT	583,350
11,945	Rogers Communications, Inc., Class B	476,847
9,967	Royal Bank of Canada	622,035
11,616	Saputo, Inc.	536,931
25,393	Shaw Communications, Inc., Class B	630,595
14,413	Shoppers Drug Mart Corp.	857,027
17,088	TELUS Corp.	518,765
17,283	Thomson Reuters Corp.	588,400
10,220	Tim Hortons, Inc.	591,200
9,815	Toronto-Dominion Bank (The)	826,406
14,321	TransCanada Corp.	653,747
8,825	Vermilion Energy, Inc.	472,904
		25,835,819
	China - 0.4%
143,500	BOC Hong Kong (Holdings) Ltd.	450,557

	Denmark - 2.3%
7,683	Coloplast A/S, Class B	448,295
16,975	DSV A/S	444,443
60,371	TDC A/S	527,312
5,513	Tryg A/S	499,307
5,091	William Demant Holding(a)	447,576
		2,366,933
	Finland - 0.5%
11,036	Sampo Oyj, Class A	483,001

	France - 3.5%
3,413	Air Liquide SA	452,198
5,479	DANONE SA	432,152
3,957	Dassault Systemes SA	519,020
3,887	Pernod-Ricard SA	461,941
6,094	Publicis Groupe SA	490,694
4,834	Sodexo	440,717
8,452	Total SA	450,042
1,752	Unibail-Rodamco SE REIT	423,753
		3,670,517
	Germany - 2.2%
4,844	Beiersdorf AG	447,160
6,952	Fresenius Medical Care AG & Co. KGaA	439,267
3,725	Fresenius SE & Co. KGaA	469,299
2,411	Linde AG	463,570
4,576	Siemens AG	500,136
		2,319,432
	Hong Kong - 5.4%
122,200	Bank of East Asia Ltd. (The)	458,525
68,000	Cheung Kong Infrastructure Holdings Ltd.	469,534
91,500	CLP Holdings Ltd.	758,631
227,910	Hong Kong & China Gas Co. Ltd.	584,223
99,000	Hysan Development Co. Ltd.	420,619

124,000	Kerry Properties Ltd.	$510,048
87,500	Link (The) REIT	428,172
154,000	MTR Corp. Ltd.	572,882
56,500	Power Assets Holdings Ltd.	507,421
34,000	Sun Hung Kai Properties Ltd.	453,751
42,500	Swire Pacific Ltd., Class A	501,428
		5,665,234
	Ireland - 0.8%
7,545	Kerry Group PLC, Class A	462,861
4,926	Paddy Power PLC	397,888
		860,749
	Italy - 0.8%
88,435	Snam SpA	416,636
101,544	Terna-Rete Elettrica Nationale SpA	451,698
		868,334
	Japan - 5.5%
10,600	Eisai Co. Ltd.	446,719
33,500	Kagome Co. Ltd.	567,104
13,200	Kao Corp.	421,412
32,900	Kewpie Corp.	504,764
9,000	Kobayashi Pharmaceutical Co. Ltd.	467,592
22,200	McDonald’s Holdings Co. Japan Ltd.	613,488
163,000	Nagoya Railroad Co. Ltd.	454,090
12,600	Nissin Foods Holdings Co. Ltd.	498,978
310	NTT DoCoMo, Inc.	471,201
2,900	Oriental Land Co. Ltd.	470,286
14,100	Otsuka Holdings Co. Ltd.	453,729
7,000	Unicharm Corp.	371,511
		5,740,874
	Luxembourg - 0.5%
16,306	SES SA	478,508

	Netherlands - 3.6%
7,114	Heineken Holding NV	445,489
30,093	Koninklijke Ahold NV	494,892
27,670	Reed Elsevier NV	529,079
17,814	Royal Dutch Shell PLC, Class A	604,415
17,449	Royal Dutch Shell PLC, Class B	613,590
14,170	Unilever NV CVA	568,985
19,682	Wolters Kluwer NV	474,215
		3,730,665
	New Zealand - 1.8%
200,185	Auckland International Airport Ltd.	501,912
93,811	Ryman Healthcare Ltd.	530,896
126,179	Sky City Entertainment Group Ltd.	420,811
109,082	Sky Network Television Ltd.	465,376
		1,918,995
	Norway - 2.2%
28,877	Gjensidige Forsikring ASA	445,553
59,347	Orkla ASA	457,893
10,752	Seadrill Ltd.	459,783
21,356	Statoil ASA	461,494
22,915	Telenor ASA	505,645
		2,330,368
	Singapore - 9.3%
244,000	Ascendas REIT	440,520
429,000	CapitaCommercial Trust REIT	473,131
314,000	CapitaMall Trust REIT	500,349
48,000	DBS Group Holdings Ltd.	629,224
64,000	Keppel Corp. Ltd.	519,958
76,685	Oversea-Chinese Banking Corp. Ltd.	635,656
213,000	SATS Ltd.	555,092
112,000	SembCorp Industries Ltd.	446,611
130,000	SembCorp Marine Ltd.	464,304
77,000	Singapore Airlines Ltd.	611,068
100,413	Singapore Exchange Ltd.	601,398
174,000	Singapore Press Holdings Ltd.	599,600
165,000	Singapore Technologies Engineering Ltd.	554,339
167,424	Singapore Telecommunications Ltd.	516,485
146,608	StarHub Ltd.	506,358
428,000	Suntec REIT	534,181
34,000	United Overseas Bank Ltd.	572,738
88,000	Venture Corp. Ltd.	505,640
		9,666,652
	Sweden - 2.4%
13,384	Hennes & Mauritz AB, Class B	497,198
16,909	Investor AB, Class B	507,588
24,211	Skanska AB, Class B	455,630
9,743	Svenska Handelsbanken AB, Class A	441,244
78,564	TeliaSonera AB	567,362
		2,469,022
	Switzerland - 5.7%
19,022	ABB Ltd.	418,457
3,920	Kuehne + Nagel International AG	472,518
10,059	Nestle SA	678,792
8,313	Novartis AG	595,863
2,149	Roche Holding AG	530,572
2,118	Roche Holding AG Genussch	519,727
208	SGS SA	468,988
6,142	Swiss Re AG	487,182
1,565	Swisscom AG	696,472
1,245	Syngenta AG	492,158
2,087	Zurich Insurance Group AG	559,513
		5,920,242
	United Kingdom - 16.3%
11,961	AstraZeneca PLC	604,751
68,762	BP PLC	473,853
9,732	British American Tobacco PLC	517,282
54,839	British Land Co. PLC REIT	496,753
35,318	British Sky Broadcasting Group PLC	443,343
29,145	Capita PLC	460,852
92,690	Centrica PLC	549,444
38,151	Compass Group PLC	519,393
18,295	Diageo PLC	569,700
22,221	GlaxoSmithKline PLC	567,308
64,813	Hammerson PLC REIT	520,285
43,800	Hang Seng Bank Ltd.	670,384
40,654	HSBC Holdings PLC	460,895
13,107	Imperial Tobacco Group PLC	438,351
14,689	Intercontinental Hotels Group PLC	424,675
93,863	J Sainsbury PLC	560,097
39,424	Land Securities Group PLC REIT	567,205
157,762	Legal & General Group PLC	461,369
49,169	National Grid PLC	586,278
6,748	Next PLC	510,492
25,089	Pearson PLC	513,488
7,053	Reckitt Benckiser Group PLC	500,311
38,854	Reed Elsevier PLC	500,100
9,435	SABMiller PLC	460,658
81,723	Sage Group PLC (The)	434,256
48,876	Smith & Nephew PLC	581,302
21,751	Smiths Group PLC	456,712
23,731	SSE PLC	566,644

95,076	Tesco PLC	$529,426
13,883	Unilever PLC	561,753
40,530	United Utilities Group PLC	443,329
164,936	Vodafone Group PLC	493,851
132,041	William Morrison Supermarkets PLC	578,723
		17,023,263
	United States - 1.0%
28,367	Brookfield Office Properties, Inc.	479,843
12,450	Imperial Oil Ltd.	533,701
		1,013,544
	Total Investments (Cost $102,919,502)(b)-100.0%	104,299,953
	Liabilities in excess of other assets-(0.0)%	(20,525)
	Net Assets-100.0%	$104,279,428

Investment Abbreviations:

CVA                               - Dutch Certificates

REIT                            - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At July 31, 2013, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $102,929,502. The net unrealized appreciation was $1,370,451 which consisted of aggregate gross unrealized appreciation of $4,309,880 and aggregate gross unrealized depreciation of $2,939,429.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Staples - 3.4%
3,984	Church & Dwight Co., Inc.	$253,781
2,725	Lancaster Colony Corp.	226,257
7,102	Tootsie Roll Industries, Inc.	240,473
		720,511
	Financials - 52.8%
3,772	Alexandria Real Estate Equities, Inc. REIT	258,382
586	Alleghany Corp.(a)	236,674
6,038	American Campus Communities, Inc. REIT	231,920
6,025	American Financial Group, Inc.	311,432
6,958	Arthur J. Gallagher & Co.	308,796
6,348	Aspen Insurance Holdings Ltd.	237,987
5,329	Bank of Hawaii Corp.	296,506
11,781	BioMed Realty Trust, Inc. REIT	243,395
4,592	BRE Properties, Inc. REIT	243,652
7,661	Brown & Brown, Inc.	252,736
3,926	Camden Property Trust REIT	276,940
6,743	CBOE Holdings, Inc.	337,824
5,943	Commerce Bancshares, Inc.	271,179
7,367	Corporate Office Properties Trust REIT	187,711
4,437	Cullen/Frost Bankers, Inc.	319,642
11,532	Duke Realty Corp. REIT	189,932
9,859	Equity One, Inc. REIT	228,137
1,877	Essex Property Trust, Inc. REIT	302,741
1,978	Everest Re Group Ltd.	264,122
5,576	Extra Space Storage, Inc. REIT	234,471
2,757	Federal Realty Investment Trust REIT	290,395
9,069	Fidelity National Financial, Inc., Class A	222,009
4,296	Hanover Insurance Group, Inc. (The)	231,254
6,628	HCC Insurance Holdings, Inc.	295,145
6,662	Highwoods Properties, Inc. REIT	241,697
4,700	Home Properties, Inc. REIT	299,907
4,574	Kilroy Realty Corp. REIT	239,403
6,259	Liberty Property Trust REIT	239,156
8,862	Mack-Cali Realty Corp. REIT	213,220
8,225	National Retail Properties, Inc. REIT	287,793
6,703	OMEGA Healthcare Investors, Inc. REIT	213,357
4,793	Potlatch Corp. REIT	211,036
5,064	Rayonier, Inc. REIT	295,940
5,505	Realty Income Corp. REIT	238,972
4,369	Regency Centers Corp. REIT	230,377
9,299	Senior Housing Properties Trust REIT	233,870
2,744	Signature Bank(a)	251,213
2,368	SL Green Realty Corp. REIT	214,659
3,030	Taubman Centers, Inc. REIT	221,857
10,353	UDR, Inc. REIT	259,239
6,969	W.R. Berkley Corp.	295,277
7,398	Weingarten Realty Investors REIT	231,705
5,587	Westamerica Bancorp.	268,120
		10,959,780
	Health Care - 6.0%
2,743	Covance, Inc.(a)	226,297
2,630	Henry Schein, Inc.(a)	273,073
6,778	Owens & Minor, Inc.	243,737
3,309	Techne Corp.	244,006
3,190	Teleflex, Inc.	253,382
		1,240,495
	Industrials - 2.4%
9,764	Rollins, Inc.	248,982
5,732	Waste Connections, Inc.	247,966
		496,948
	Information Technology - 6.1%
1,492	Alliance Data Systems Corp.(a)	295,088
8,450	Broadridge Financial Solutions, Inc.	244,543
3,281	DST Systems, Inc.	229,768
5,576	Jack Henry & Associates, Inc.	269,321
6,045	Synopsys, Inc.(a)	223,907
		1,262,627
	Materials - 4.5%
3,974	AptarGroup, Inc.	232,042
2,545	Compass Minerals International, Inc.	192,402
4,974	Silgan Holdings, Inc.	239,946
6,888	Sonoco Products Co.	265,119
		929,509
	Telecommunication Services - 1.1%
7,872	tw telecom, inc.(a)	234,428

	Utilities - 23.6%
6,008	Alliant Energy Corp.	318,244
8,103	Aqua America, Inc.	274,368
6,224	Atmos Energy Corp.	275,350
4,547	Black Hills Corp.	241,218
6,624	Cleco Corp.	321,330
12,194	Great Plains Energy, Inc.	294,973
10,703	Hawaiian Electric Industries, Inc.	285,342
6,069	IDACORP, Inc.	320,261
9,338	MDU Resources Group, Inc.	261,837
14,661	NV Energy, Inc.	346,439
6,916	OGE Energy Corp.	258,658
11,234	PNM Resources, Inc.	263,774
9,910	Questar Corp.	236,453
6,692	UGI Corp.	280,997
8,402	Vectren Corp.	311,042
10,057	Westar Energy, Inc.	337,815
5,978	WGL Holdings, Inc.	274,809
		4,902,910
	Total Investments (Cost $20,577,725)(b)-99.9%	20,747,208
	Other assets less liabilities-0.1%	13,875
	Net Assets-100.0%	$20,761,083

Investment Abbreviations:

REIT                            - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2013, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $169,483 which consisted of aggregate gross unrealized appreciation of $773,926 and aggregate gross unrealized depreciation of $604,443.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments*

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

July 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 3.6%
355	Biglari Holdings, Inc.(a)	$147,879
1,849	Cracker Barrel Old Country Store, Inc.	181,017
5,961	Hillenbrand, Inc.	147,773
3,823	Jack in the Box, Inc.(a)	153,264
2,876	Pool Corp.	151,795
		781,728
	Consumer Staples - 2.3%
3,271	Cal-Maine Foods, Inc.	165,774
2,245	J & J Snack Foods Corp.	178,882
2,621	WD-40 Co.	150,734
		495,390
	Energy - 1.6%
2,186	Bristow Group, Inc.	148,670
2,290	SEACOR Holdings, Inc.	200,512
		349,182
	Financials - 54.9%
8,721	Acadia Realty Trust REIT	224,827
3,318	Bank of the Ozarks, Inc.	158,534
10,963	BBCN Bancorp, Inc.	160,170
20,887	Brookline Bancorp, Inc.	205,946
4,165	City Holding Co.	184,343
8,733	Colonial Properties Trust REIT	211,426
7,200	Columbia Banking System, Inc.	179,856
6,191	Community Bank System, Inc.	207,646
15,587	Cousins Properties, Inc. REIT	159,767
14,130	CVB Financial Corp.	184,962
10,108	Dime Community Bancshares, Inc.	177,395
3,248	EastGroup Properties, Inc. REIT	200,921
5,984	Employers Holdings, Inc.	157,319
3,202	EPR Properties REIT	161,317
13,006	F.N.B. Corp.	164,396
19,406	First Commonwealth Financial Corp.	145,739
10,009	First Financial Bancorp	161,245
2,916	First Financial Bankshares, Inc.	179,771
10,623	First Midwest Bancorp, Inc.	162,213
11,396	Franklin Street Properties Corp. REIT	151,681
6,853	Getty Realty Corp. REIT	141,103
8,692	Glacier Bancorp, Inc.	211,563
6,941	Government Properties Income Trust REIT	175,399
6,512	Healthcare Realty Trust, Inc. REIT	167,424
7,676	Home BancShares, Inc.	209,708
6,697	Horace Mann Educators Corp.	189,793
5,021	Independent Bank Corp.	186,982
2,473	Infinity Property & Casualty Corp.	160,770
15,327	Inland Real Estate Corp. REIT	157,715
10,842	Interactive Brokers Group, Inc., Class A	175,640
21,080	Kite Realty Group Trust REIT	121,632
12,765	Lexington Realty Trust REIT	160,073
4,229	LTC Properties, Inc. REIT	163,535
5,444	MB Financial, Inc.	156,678
9,326	Medical Properties Trust, Inc. REIT	136,160
3,404	Mid-America Apartment Communities, Inc. REIT	229,940
16,460	National Penn Bancshares, Inc.	177,603
2,751	Navigators Group, Inc. (The)	159,448
8,783	NBT Bancorp, Inc.	198,232
16,632	Northwest Bancshares, Inc.	229,854
10,601	Old National Bancorp	152,760
12,017	Oritani Financial Corp.	195,396
5,067	PacWest Bancorp	179,473
7,381	Parkway Properties, Inc. REIT	129,168
4,064	Post Properties, Inc. REIT	189,057
4,247	ProAssurance Corp.	227,342
14,667	Prospect Capital Corp.	160,604
11,211	Provident Financial Services, Inc.	199,444
2,652	PS Business Parks, Inc. REIT	194,312
2,370	RLI Corp.	195,620
3,580	Safety Insurance Group, Inc.	192,497
4,075	Saul Centers, Inc. REIT	184,924
7,141	Selective Insurance Group, Inc.	174,598
6,687	Simmons First National Corp., Class A	182,890
2,822	Sovran Self Storage, Inc. REIT	195,000
11,510	Susquehanna Bancshares, Inc.	153,083
6,685	Tanger Factory Outlet Centers, Inc. REIT	216,795
4,257	Tompkins Financial Corp.	192,118
32,551	TrustCo Bank Corp. NY	193,353
3,216	UMB Financial Corp.	192,317
11,141	Umpqua Holdings Corp.	187,615
6,048	United Bankshares, Inc.	171,279
3,704	Universal Health Realty Income Trust REIT	161,013
8,560	Urstadt Biddle Properties, Inc., Class A REIT	180,787
8,083	ViewPoint Financial Group, Inc.	174,350
5,080	Wintrust Financial Corp.	207,823
		11,832,344
	Health Care - 8.1%
4,093	AmSurg Corp.(a)	160,077
2,326	Chemed Corp.	164,192
4,653	CONMED Corp.	152,618
2,978	Cubist Pharmaceuticals, Inc.(a)	185,619
3,988	Ensign Group, Inc. (The)	152,501
4,662	Greatbatch, Inc.(a)	176,224
4,723	Haemonetics Corp.(a)	199,405
2,613	ICU Medical, Inc.(a)	187,326
2,585	Neogen Corp.(a)	146,001
2,925	West Pharmaceutical Services, Inc.	215,748
		1,739,711
	Industrials - 11.2%
6,553	ABM Industries, Inc.	169,723
2,999	Applied Industrial Technologies, Inc.	156,428
4,226	Brady Corp., Class A	140,599
3,216	Cubic Corp.	162,569
3,977	Curtiss-Wright Corp.	161,625
4,139	Encore Wire Corp.	172,638
3,118	EnPro Industries, Inc. (a)	177,196
4,217	ESCO Technologies, Inc.	146,035
11,482	Heartland Express, Inc.	169,015
6,047	Kaydon Corp.	175,847
2,852	Moog, Inc., Class A(a)	160,396
1,932	Teledyne Technologies, Inc. (a)	154,888
2,868	Toro Co. (The)	141,335
1,576	UniFirst Corp.	154,480
4,139	United Stationers, Inc.	171,313
		2,414,087
	Information Technology - 2.5%
1,980	Littelfuse, Inc.	158,380
4,108	SYNNEX Corp.(a)	203,428
7,053	TeleTech Holdings, Inc.(a)	176,678
		538,486

	Materials - 2.2%
2,141	Kaiser Aluminum Corp.	$139,700
3,333	Schweitzer-Mauduit International, Inc.	180,449
2,549	Stepan Co.	152,583
		472,732
	Utilities - 13.6%
4,918	ALLETE, Inc.	263,703
3,206	American States Water Co.	205,889
8,265	Avista Corp.	237,867
5,731	El Paso Electric Co.	216,460
5,202	Laclede Group, Inc. (The)	238,564
4,226	New Jersey Resources Corp.	189,156
4,847	Northwest Natural Gas Co.	212,977
5,660	NorthWestern Corp.	238,852
5,731	Piedmont Natural Gas Co., Inc.	198,006
3,750	South Jersey Industries, Inc.	229,125
4,379	Southwest Gas Corp.	217,373
5,725	UIL Holdings Corp.	233,809
4,886	UNS Energy Corp.	248,453
		2,930,234
	Total Common Stocks and Other Equity Interests (Cost $19,916,983)	21,553,894

	Money Market Fund - 0.0%
6,584	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $6,584)	6,584

	Total Investments (Cost $19,923,567)(b)-100.0%	21,560,478
	Liabilities in excess of other assets-(0.0)%	(4,225)
	Net Assets-100.0%	$21,556,253

Investment Abbreviations:

REIT                            - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2013, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,636,911 which consisted of aggregate gross unrealized appreciation of $1,768,153 and aggregate gross unrealized depreciation of $131,242.

*Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

PowerShares Senior Loan Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$47,436,918	$57,006	$0	$47,493,924

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$565,010,196	$70,687	$0	$565,080,883
Money Market Fund	6,150,283	—	—	6,150,283
Total Investments	$571,160,479	$70,687	$—	$571,231,166

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$71,755,106	$81,447	$585	$71,837,138
Money Market Fund	63,416	—	—	63,416
Total Investments	$71,818,522	$81,447	$585	$71,900,554

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	$338,416,210	$5,370	$—	$338,421,580
Money Market Fund	5,355,300	—	—	5,355,300
Total Investments	$343,771,510	$5,370	$—	$343,776,880

PowerShares Global Clean Energy Portfolio
Equity Securities	$71,125,370	$—	$115,474	$71,240,844
Money Market Fund	9,203,132	—	—	9,203,132
Total Investments	$80,328,502	$—	$115,474	$80,443,976

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	$20,561,944	$—	$527	$20,562,471
Money Market Fund	18,518	—	—	18,518
Total Investments	$20,580,462	$—	$527	$20,580,989

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$147,052,853	$—	$147,052,853
Money Market Fund	382,171	—	—	382,171
Total Investments	$382,171	$147,052,853	$—	$147,435,024

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$820,709,964	$—	$820,709,964
Money Market Fund	10,539,731	—	—	10,539,731
Total Investments	$10,539,731	$820,709,964	$—	$831,249,695

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$84,573,886	$—	$84,573,886
Money Market Fund	207,692	—	—	207,692
Total Investments	$207,692	$84,573,886	$—	$84,781,578

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$1,848,517,803	$—	$1,848,517,803
Money Market Fund	20,666,439	—	—	20,666,439
Total Investments	$20,666,439	$1,848,517,803	$—	$1,869,184,242

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$654,339,921	$—	$654,339,921
Money Market Fund	3,631,096		—	3,631,096
Total Investments	$3,631,096	$654,339,921	$—	$657,971,017

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$32,010,700	$—	$32,010,700
Money Market Fund	88,822	—	—	88,822
Total Investments	$88,822	$32,010,700	$—	$32,099,522

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities	$167,888,978	$3,456	$—	$167,892,434

PowerShares S&P International Developed High Beta Portfolio
Equity Securities	$5,067,991	$—	$0	$5,067,991
Money Market Fund	4,601	—	—	4,601
Total Investments	$5,072,592	$—	$0	$5,072,592

Significant Event:

On July 24, 2013, shareholders of PowerShares Insured New York Municipal Bond Portfolio approved changes to the fundamental investment policies to permit investment of at least 80% of its net assets (plus borrowings for investment purposes) in both insured and uninsured municipal securities.

Item 2.         Controls and Procedures.

(a)         The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 25, 2013

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	September 25, 2013